UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22701

Arden Investment Series Trust

(Exact name of registrant as specified in charter)

375 Park Avenue, 32nd Floor

New York, New York 10152

(Address of principal executive offices) (Zip code)

Henry P. Davis

Arden Asset Management LLC

375 Park Avenue, 32nd Floor

New York, New York 10152

(Name and Address of Agent for Service)

Copy to:

George M. Silfen, Esq.

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 866-773-7145

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

SEMI-ANNUAL REPORT

Arden Alternative Strategies Fund
Arden Alternative Strategies II

Series of Arden Investment Series Trust

April 30, 2015 (Unaudited)

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

APRIL 30, 2015 (Unaudited)

Portfolio By Type of Security

	Long	Short
Common Stocks	89.6%	(68.5)%
Preferred Stocks	0.1	—
Exchange Traded Funds	2.0	(7.7)
Asset-Backed Securities	0.9	—
Agency CMO	1.1	(0.1)
Corporate Bonds	10.8	(0.3)
Municipal Bonds	0.4	—
Sovereign Governments	2.8	—
U.S. Government Securities	5.1	(0.8)
Rights	0.0 †	—
Warrants	0.1	(0.0)†
Purchased Options and Swaptions	0.4	—
Short-Term Investments	3.0	—
Written Options and Swaptions	—	(0.0)†
Other Assets less Liabilities*	61.1	—
Total	177.4%	(77.4)%

*	Please refer to the Consolidated Statement of Assets and Liabilities for additional details.
†	Amount represents less than 0.05%

See Accompanying Notes to the Consolidated Financial Statements.

1

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

LONG INVESTMENTS	SHARES	VALUE

COMMON STOCKS — 89.6%
Aerospace & Defense — 2.9%
Boeing Co./The	10,423	$1,494,033
Dassault Aviation S.A.	261	351,677
DigitalGlobe, Inc.*(a)	12,698	408,495
General Dynamics Corp.	3,400	466,888
Hexcel Corp.	1,258	63,089
Honeywell International, Inc.	5,881	593,510
Huntington Ingalls Industries, Inc.(b)	4,472	588,470
L-3 Communications Holdings, Inc.(b)	10,120	1,162,889
Lockheed Martin Corp.	9,090	1,696,194
Precision Castparts Corp.(b)	29,659	6,130,219
Raytheon Co.(b)	22,187	2,307,448
Spirit AeroSystems Holdings, Inc., Class A*(a)	29,856	1,519,372
Textron, Inc.(a)(b)	103,741	4,562,529
United Technologies Corp.(a)(b)	67,225	7,646,844
		28,991,657
Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.*(b)	9,678	90,199
Atlas Air Worldwide Holdings, Inc.*(b)	8,472	412,925
Expeditors International of Washington, Inc.(a)	37,126	1,701,485
FedEx Corp.	2,400	406,968
Forward Air Corp.(b)	12,256	617,335
Park-Ohio Holdings Corp.(b)	1,061	49,156
PostNL N.V.*	89,219	447,502
United Parcel Service, Inc., Class B	15,584	1,566,659
		5,292,229
Airlines — 0.5%
Alaska Air Group, Inc.(b)	7,400	474,044
American Airlines Group, Inc.(a)(b)	17,073	824,370
Delta Air Lines, Inc.(b)	18,487	825,260
International Consolidated Airlines Group S.A.*	59,486	499,618
JetBlue Airways Corp.*(a)	6,200	127,286
Republic Airways Holdings, Inc.*(b)	32,804	401,521
Ryanair Holdings plc (ADR)	7,501	486,440
Southwest Airlines Co.	17,300	701,688
	SHARES	VALUE

Airlines (continued)
United Continental Holdings, Inc.*(b)	12,841	$767,121
		5,107,348
Auto Components — 1.4%
Cie Generale des Etablissements Michelin	4,153	464,781
Continental AG*	2,042	482,991
Cooper Tire & Rubber Co.	17,600	747,824
Delphi Automotive plc	10,400	863,200
Faurecia	6,669	317,354
Goodyear Tire & Rubber Co./The(a)	8,400	238,266
Johnson Controls, Inc.(b)	139,921	7,049,220
Lear Corp.	5,600	621,768
Magna International, Inc.	4,100	206,763
Motorcar Parts of America, Inc.*(b)	4,993	145,945
Tenneco, Inc.*(a)	12,412	725,481
Tower International, Inc.*(b)	55,464	1,434,299
Valeo S.A.	2,557	411,433
		13,709,325
Automobiles — 0.9%
Daimler AG	1,838	178,168
Fiat Chrysler Automobiles N.V.*(a)	24,200	356,950
Ford Motor Co.(a)	42,900	677,820
General Motors Co.(b)	60,359	2,116,186
Harley-Davidson, Inc.(a)	88,400	4,968,964
Peugeot S.A.*	21,987	417,229
Renault S.A.	3,976	420,105
		9,135,422
Banks — 4.2%
Ameris Bancorp(b)	11,870	296,631
Banc of California, Inc.(b)	39,748	492,875
Banco Latinoamericano de Comercio Exterior S.A., Class E(b)	14,989	476,201
Banco Santander S.A.	21,946	166,482
Bank of Ireland*	1,310,873	504,130
BB&T Corp.(a)	5,491	210,250
BNP Paribas S.A.	8,696	551,097
C&F Financial Corp.(b)	2,554	89,543
CIT Group, Inc.(a)	37,369	1,682,726
Citigroup, Inc.	66,800	3,561,776
Comerica, Inc.(a)	94,172	4,464,694

See Accompanying Notes to the Consolidated Financial Statements.

2

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Banks (continued)
Commerce Bancshares, Inc./MO(a)	208	$8,884
Credicorp Ltd.	4,900	747,495
East West Bancorp, Inc.(a)	2,782	112,921
Financial Institutions, Inc.(b)	11,019	259,497
First Merchants Corp.(b)	19,062	430,229
First Republic Bank/CA(a)	45,661	2,661,580
HDFC Bank Ltd. (ADR)(a)	3,900	221,676
Horizon Bancorp/IN(b)	7,866	183,671
HSBC Holdings plc (ADR)(a)	29,743	1,476,145
ICICI Bank Ltd. (ADR)(b)	64,354	703,389
ING Groep N.V. (CVA)*	58,188	901,316
Intesa Sanpaolo S.p.A.	72,566	245,746
JPMorgan Chase & Co.	28,892	1,827,708
KBC Groep N.V.*	5,684	375,789
KeyCorp	150,811	2,179,219
M&T Bank Corp.(a)	7,192	860,667
Natixis S.A.	97,379	807,600
Pacific Premier Bancorp, Inc.*(b)	16,722	261,867
PacWest Bancorp(a)	6,413	289,226
Permanent TSB Group Holdings plc*	87,086	488,923
Prosperity Bancshares, Inc.(a)	9,490	506,197
Regions Financial Corp.(b)	351,800	3,458,194
Shawbrook Group plc*(c)	54,642	259,175
Signature Bank/NY*(b)	8,435	1,131,049
SVB Financial Group*	5,156	684,511
Texas Capital Bancshares, Inc.*(a)	12,844	676,365
Univest Corp of Pennsylvania(b)	4,923	96,048
Wells Fargo & Co.	67,500	3,719,250
Wilshire Bancorp, Inc.(b)	19,493	205,651
Zions Bancorp.(b)	129,650	3,673,633
		41,950,026
Beverages — 2.6%
Anheuser-Busch InBev N.V.	2,999	366,713
Brown-Forman Corp., Class B	3,941	355,596
Coca-Cola Enterprises, Inc.(a)	161,071	7,153,163
Constellation Brands, Inc., Class A*	15,805	1,832,432
Dr Pepper Snapple Group, Inc.(a)	32,746	2,442,197

	SHARES	VALUE

Beverages (continued)
MGP Ingredients, Inc.(b)	7,896	$110,860
Molson Coors Brewing Co., Class B	63,588	4,674,354
Monster Beverage Corp.*(a)	6,037	827,733
PepsiCo, Inc.(b)	81,943	7,794,418
		25,557,466
Biotechnology — 1.2%
Achillion Pharmaceuticals, Inc.*(a)	72,042	630,367
Actelion Ltd.*	277	36,677
Alexion Pharmaceuticals, Inc.*(a)	8,610	1,457,070
Alnylam Pharmaceuticals, Inc.*(b)	17,552	1,788,022
AMAG Pharmaceuticals, Inc.*(b)	10,048	512,147
Amgen, Inc.	14,670	2,316,540
BioMarin Pharmaceutical, Inc.*	15,888	1,780,250
Incyte Corp.*(a)	500	48,580
Insys Therapeutics, Inc.*(b)	3,960	208,177
Medivation, Inc.*	14,624	1,765,702
MiMedx Group, Inc.*(b)	10,616	99,790
Regeneron Pharmaceuticals, Inc.*	86	39,342
Seattle Genetics, Inc.*(a)	29,188	1,002,316
Vertex Pharmaceuticals, Inc.*(b)	1,827	225,233
		11,910,213
Building Products — 0.4%
Continental Building Products, Inc.*(b)	31,929	702,757
Geberit AG	102	36,341
Insteel Industries, Inc.(b)	11,474	232,463
Lennox International, Inc.(a)	91	9,643
Masco Corp.	7,700	203,973
Norcraft Cos., Inc.*(b)	30,628	790,815
Owens Corning(a)	42,338	1,636,787
PGT, Inc.*(b)	38,059	430,828
		4,043,607
Capital Markets — 2.9%
American Capital Ltd.*(b)	62,859	948,542
Ameriprise Financial, Inc.	7,400	927,072
Anima Holding S.p.A.*(c)	73,278	655,773
Bank of New York Mellon Corp./The	26,160	1,107,614

See Accompanying Notes to the Consolidated Financial Statements.

3

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Capital Markets (continued)
Credit Suisse Group AG*	4,112	$108,948
Deutsche Bank AG(a)	48,454	1,555,373
E*TRADE Financial Corp.*(a)	82,000	2,360,780
EFG International AG*	31,550	466,681
Evercore Partners, Inc., Class A(a)(b)	11,280	544,147
Franklin Resources, Inc.	6,800	350,608
Goldman Sachs Group, Inc./The(a)	36,656	7,199,972
Invesco Ltd.	18,878	781,927
Janus Capital Group, Inc.(a)	13,400	239,860
JMP Group LLC(b)	15,657	120,559
Julius Baer Group Ltd.*	603	31,807
Legg Mason, Inc.(b)	6,498	342,120
Morgan Stanley(a)	40,803	1,522,360
Newtek Business Services Corp.(b)	7,510	127,970
Nordnet AB, Class B	99,591	455,329
Northern Trust Corp.(a)	80,519	5,889,965
NorthStar Asset Management Group, Inc.	11,700	246,051
Oppenheimer Holdings, Inc., Class A(b)	4,273	102,082
Prospect Capital Corp.	1	8
Pzena Investment Management, Inc., Class A(b)	2,275	20,930
Safeguard Scientifics, Inc.*(b)	4,713	84,787
Stifel Financial Corp.*(a)	3,168	167,397
T Rowe Price Group, Inc.	2,575	209,039
UBS Group AG*	9,836	198,172
Waddell & Reed Financial, Inc., Class A(a)	22,713	1,120,205
WisdomTree Investments, Inc.(b)	43,800	833,952
		28,720,030
Chemicals — 1.8%
Agrium, Inc.(a)	4,300	445,609
Air Products & Chemicals, Inc.	12,100	1,735,503
Albemarle Corp.(a)	5,986	357,364
Arkema S.A.	2,435	196,639
Ashland, Inc.	3,400	429,624
Axiall Corp.(b)	1,400	57,120
Cabot Corp.(a)(b)	3,206	137,024
CF Industries Holdings, Inc.(a)(b)	1,600	459,952
	SHARES	VALUE

Chemicals (continued)
Ecolab, Inc.(a)	6,268	$701,891
Evonik Industries AG	5,629	217,647
FMC Corp.(a)	24,660	1,462,585
Givaudan S.A.*	25	47,086
Gulf Resources, Inc.*(b)	11,599	29,809
Hexpol AB	1,174	125,946
Huntsman Corp.(a)	84,300	1,943,115
International Flavors & Fragrances, Inc.(a)(b)	7,550	866,363
K+S AG	12,284	404,413
Monsanto Co.	16,800	1,914,528
Mosaic Co./The(a)	58,633	2,579,852
OMNOVA Solutions, Inc.*(b)	20,069	160,351
Platform Specialty Products Corp.*	15,700	422,958
PPG Industries, Inc.	7,444	1,649,293
RPM International, Inc.	1,305	62,040
Scotts Miracle-Gro Co./The, Class A(a)	1,119	72,187
Sherwin-Williams Co./The	1,348	374,744
Sigma-Aldrich Corp.(b)	4,600	639,032
Symrise AG	2,355	144,009
Syngenta AG	250	84,041
Tessenderlo Chemie N.V.*	3,367	110,962
Umicore S.A.	8,563	426,568
		18,258,255
Commercial Services & Supplies — 0.5%
ADT Corp./The(a)	700	26,320
Cintas Corp.(a)(b)	25,552	2,042,882
Elanders AB, Class B	54,702	324,273
ISS A/S	14,058	475,482
Pitney Bowes, Inc.(a)(b)	23,337	522,049
R.R. Donnelley & Sons Co.(a)	38,653	719,719
Republic Services, Inc.(b)	5,200	211,276
Tyco International plc	14,345	564,906
		4,886,907
Communications Equipment — 1.0%
ARRIS Group, Inc.*	8,095	272,599
Black Box Corp.(b)	11,512	229,089
Ciena Corp.*	69,529	1,480,968
Cisco Systems, Inc.(a)(b)	19,000	547,770
Extreme Networks, Inc.*(b)	53,030	133,635
F5 Networks, Inc.*(a)	8,600	1,049,372
Harris Corp.(a)	4,471	358,753
Infinera Corp.*	23,000	432,400
InterDigital, Inc.(a)	16,182	885,479

See Accompanying Notes to the Consolidated Financial Statements.

4

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Communications Equipment (continued)
Motorola Solutions, Inc.	24,316	$1,452,881
Palo Alto Networks, Inc.*(a)	13,587	2,007,072
Polycom, Inc.*	23,362	304,874
QUALCOMM, Inc.	8,154	554,472
Ruckus Wireless, Inc.*(b)	8,380	97,878
Ubiquiti Networks, Inc.(b)	4,107	117,337
		9,924,579
Construction & Engineering — 0.6%
KBR, Inc.(a)(b)	31,422	548,942
Quanta Services, Inc.*(b)	164,374	4,752,052
Tutor Perini Corp.*(b)	17,318	367,142
Vinci S.A.	8,921	549,129
		6,217,265
Construction Materials — 0.6%
Eagle Materials, Inc.(a)	20,754	1,730,676
HeidelbergCement AG	3,323	256,895
Holcim Ltd.*	617	49,839
Martin Marietta Materials, Inc.(a)	10,567	1,507,383
Vulcan Materials Co.(a)	22,014	1,882,637
		5,427,430
Consumer Finance — 1.2%
Ally Financial, Inc.*(b)	116,064	2,540,641
American Express Co.(a)	23,814	1,844,394
Capital One Financial Corp.	18,109	1,464,113
Consumer Portfolio Services, Inc.*(b)	44,849	286,585
Discover Financial Services(a)	6,500	376,805
Encore Capital Group, Inc.*(b)	16,781	678,624
Ezcorp, Inc., Class A*(b)	47,043	432,796
JG Wentworth Co., Class A*(b)	154,283	1,552,087
Navient Corp.(b)	30,300	592,062
Nelnet, Inc., Class A(b)	7,535	337,342
Santander Consumer U.S.A. Holdings, Inc.(b)	61,053	1,507,398
		11,612,847
Containers & Packaging — 0.4%
Avery Dennison Corp.(b)	10,157	564,628
Bemis Co., Inc.	12,726	572,670
Berry Plastics Group, Inc.*	4,100	140,302
Graphic Packaging Holding Co.(b)	113,948	1,606,667
Rock Tenn Co., Class A(a)	4,700	296,006

	SHARES	VALUE

Containers & Packaging (continued)
Sealed Air Corp.(b)	20,490	$934,344
Sonoco Products Co.(a)	5,357	239,404
		4,354,021
Distributors — 0.0%†
Genuine Parts Co.	800	71,880

Diversified Consumer Services — 0.2%
H&R Block, Inc.(b)	9,300	281,232
Sotheby’s(a)(b)	27,613	1,179,351
Steiner Leisure Ltd.*(b)	7,751	373,909
		1,834,492
Diversified Financial Services — 0.6%
CME Group, Inc.	4,088	371,640
Euronext N.V.*(c)	7,991	336,297
Gain Capital Holdings, Inc.(b)	12,667	125,150
Intercontinental Exchange, Inc.	8,175	1,835,533
Leucadia National Corp.(a)	13,708	325,839
Levy Acquisition Corp.*(b)	38,175	550,865
Marlin Business Services Corp.(b)	8,666	173,060
McGraw Hill Financial, Inc.	1,976	206,097
Moody’s Corp.	4,800	516,096
MSCI, Inc.(a)	5,843	357,533
NASDAQ OMX Group, Inc./The	1,900	92,397
Voya Financial, Inc.(b)	24,400	1,033,096
		5,923,603
Diversified Telecommunication Services — 1.1%
Belgacom S.A.	5,575	208,486
CenturyLink, Inc.(a)	28,400	1,021,264
Frontier Communications Corp.(a)	268,200	1,839,852
inContact, Inc.*(b)	6,898	71,394
Level 3 Communications, Inc.*(a)	47,619	2,663,807
Orange S.A.	11,839	195,945
Premiere Global Services, Inc.*(b)	12,577	128,411
Swisscom AG	63	37,592
Telefonica S.A.	11,111	170,172
Verizon Communications, Inc.(a)	82,150	4,143,646
Vonage Holdings Corp.*(b)	29,642	137,251
		10,617,820

See Accompanying Notes to the Consolidated Financial Statements.

5

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Electric Utilities — 2.2%
Endesa S.A.	10,472	$208,537
Exelon Corp.(a)	217,100	7,385,742
ITC Holdings Corp.	7,700	277,200
NextEra Energy, Inc.(a)	78,030	7,875,568
OGE Energy Corp.(a)(b)	43,644	1,426,286
Pinnacle West Capital Corp.	25,140	1,538,568
PPL Corp.	53,138	1,808,286
Xcel Energy, Inc.(b)	48,380	1,640,566
		22,160,753
Electrical Equipment — 0.8%
ABB Ltd.*	5,923	129,706
Acuity Brands, Inc.(a)	1,587	264,950
AMETEK, Inc.(a)(b)	16,830	882,229
Generac Holdings, Inc.*(a)	13,136	547,640
Hubbell, Inc., Class B(b)	16,102	1,752,381
Nordex SE*	5,996	130,579
OSRAM Licht AG	8,419	445,816
Polypore International, Inc.*	21,293	1,246,918
PowerSecure International, Inc.*(b)	25,086	328,878
Regal Beloit Corp.(a)	1,777	138,961
SolarCity Corp.*(b)	22,506	1,351,485
Vestas Wind Systems A/S	12,851	585,792
		7,805,335
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A(a)	345	19,103
Arrow Electronics, Inc.*(a)	5,778	345,004
Austria Technologie & Systemtechnik AG	16,627	264,922
Avnet, Inc.(a)	13,752	586,248
FEI Co.(a)	1,317	99,381
FLIR Systems, Inc.(a)(b)	27,761	857,537
Ingram Micro, Inc., Class A*(b)	34,119	858,434
Jabil Circuit, Inc.(b)	37,710	849,229
Methode Electronics, Inc.	5,017	213,022
Orbotech Ltd.*(b)	24,317	436,490
Planar Systems, Inc.*(b)	89,322	515,388
SuperCom Ltd.*(b)	16,512	200,786
TE Connectivity Ltd.(a)	27,162	1,807,631
Vishay Precision Group, Inc.*(b)	16,105	229,818
		7,282,993
Energy Equipment & Services — 1.5%
Atwood Oceanics, Inc.(a)(b)	79,720	2,661,054
Basic Energy Services, Inc.*	25,600	260,864

	SHARES	VALUE

Energy Equipment & Services (continued)
Cameron International Corp.*(b)	7,800	$427,596
Core Laboratories N.V.	100	13,128
Dril-Quip, Inc.*	3,100	247,132
Ensco plc, Class A(a)	24,300	662,904
FMC Technologies, Inc.*	4,919	216,928
Halliburton Co.	2,293	112,243
Helmerich & Payne, Inc.(a)	23,435	1,827,227
Nabors Industries Ltd.(a)	91,300	1,524,710
Noble Corp. plc(a)	86,020	1,489,006
Oil States International, Inc.*	500	23,795
Patterson-UTI Energy, Inc.(a)	65,149	1,456,080
Profire Energy, Inc.*(b)	20,642	34,059
Rowan Cos. plc, Class A(a)	39,054	827,554
Schlumberger Ltd.(b)	13,200	1,248,852
Seadrill Ltd.(b)	100,500	1,315,545
Transocean Ltd.	976	17,499
Vantage Drilling Co.*(b)	40,364	16,085
		14,382,261
Food & Staples Retailing — 1.0%
Cia Brasileira de Distribuicao (ADR)(a)	6,175	207,110
CVS Health Corp.(a)	13,612	1,351,535
Delhaize Group S.A.	2,694	218,069
Koninklijke Ahold N.V.	13,934	270,672
Kroger Co./The	9,900	682,209
Smart & Final Stores, Inc.*(b)	28,060	485,999
SpartanNash Co.(b)	14,371	433,573
Sysco Corp.(a)(b)	50,847	1,882,864
United Natural Foods, Inc.*(b)	4,800	323,808
Walgreens Boots Alliance, Inc.(b)	9,962	826,149
Wal-Mart Stores, Inc.(b)	2,700	210,735
Whole Foods Market, Inc.(a)	67,560	3,226,666
		10,119,389
Food Products — 2.3%
Bunge Ltd.	16,399	1,416,382
ConAgra Foods, Inc.(b)	73,427	2,654,386
Darling Ingredients, Inc.*(a)	19,113	261,084
General Mills, Inc.(a)	13,503	747,256
Hershey Co./The	6,347	583,416
Hormel Foods Corp.	3,125	169,844
Ingredion, Inc.	3,300	262,020

See Accompanying Notes to the Consolidated Financial Statements.

6

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Food Products (continued)
JM Smucker Co./The(b)	10,885	$1,261,789
John B Sanfilippo & Son, Inc.(b)	2,498	129,921
Keurig Green Mountain, Inc.	5,912	687,979
McCormick & Co., Inc.	4,100	308,730
Mead Johnson Nutrition Co.	56,106	5,381,688
Nestle S.A.	8,685	677,253
Pilgrim’s Pride Corp.(a)(b)	29,100	718,770
Pinnacle Foods, Inc.(b)	103,098	4,180,624
Tyson Foods, Inc., Class A(b)	11,300	446,350
Unilever N.V. (CVA)	9,297	407,805
Unilever plc (ADR)	31,331	1,372,924
WhiteWave Foods Co./The*	17,200	756,284
		22,424,505
Gas Utilities — 0.1%
AGL Resources, Inc.(b)	12,639	635,363
Questar Corp.(a)	21,792	510,804
		1,146,167
Health Care Equipment & Supplies — 1.6%
ABIOMED, Inc.*	15,012	949,059
Alere, Inc.*(b)	11,379	540,275
Align Technology, Inc.*(b)	3,300	194,172
Baxter International, Inc.(a)	65,313	4,489,616
Becton Dickinson and Co.(a)	4,705	662,793
Boston Scientific Corp.*(a)	99,756	1,777,652
Cooper Cos., Inc./The(a)	4,639	826,067
CR Bard, Inc.	2,095	348,985
Cyberonics, Inc.*	4,105	250,035
Cynosure, Inc., Class A*(b)	11,293	377,412
DexCom, Inc.*	24,488	1,654,654
Edwards Lifesciences Corp.*(a)	1,643	208,086
Fonar Corp.*(b)	19,028	215,397
Greatbatch, Inc.*(b)	6,580	354,794
Lumenis Ltd.*(b)	11,269	127,002
Medtronic plc(b)	5,200	387,140
RTI Surgical, Inc.*(b)	52,470	293,832
St Jude Medical, Inc.(a)	7,131	499,526
STERIS Corp.(a)	9,817	652,830
Stryker Corp.	3,864	356,415
Synergetics U.S.A., Inc.*(b)	43,940	214,867
Syneron Medical Ltd.*(b)	12,736	157,417
Teleflex, Inc.(a)	3,149	387,201
Zimmer Holdings, Inc.(b)	1,400	153,776
		16,079,003

	SHARES	VALUE

Health Care Providers & Services — 3.1%
Aetna, Inc.(b)	9,200	$983,204
Air Methods Corp.*(b)	10,690	488,533
Alliance HealthCare Services, Inc.*(b)	440	9,359
AmerisourceBergen Corp.	6,175	705,802
Anthem, Inc.(a)(b)	10,263	1,548,995
BioScrip, Inc.*(b)	23,483	110,370
Brookdale Senior Living, Inc.*(b)	169,231	6,131,239
Cardinal Health, Inc.(a)	17,683	1,491,384
Centene Corp.*(b)	16,269	1,008,515
Cigna Corp.(b)	8,300	1,034,512
Civitas Solutions, Inc.*(b)	42,894	804,262
Community Health Systems, Inc.*(b)	23,416	1,256,971
HCA Holdings, Inc.*(b)	22,203	1,643,244
Health Net, Inc.*(b)	8,831	464,952
Humana, Inc.(b)	1,800	298,080
InfuSystems Holdings, Inc.*(b)	51,815	158,554
Kindred Healthcare, Inc.(b)	26,065	598,192
Laboratory Corp of America Holdings*(b)	28,766	3,439,263
LifePoint Hospitals, Inc.*(b)	3,754	281,100
McKesson Corp.	8,152	1,821,157
Patterson Cos., Inc.(a)	2,304	108,184
Quest Diagnostics, Inc.(a)	37,902	2,706,961
Tenet Healthcare Corp.*	13,387	640,702
UnitedHealth Group, Inc.(a)	27,972	3,116,081
		30,849,616
Health Care Technology — 0.3%
athenahealth, Inc.*(a)	14,466	1,774,400
Cerner Corp.*(a)	4,907	352,372
Icad, Inc.*(b)	64,142	584,975
Medidata Solutions, Inc.*	3,400	181,662
Quality Systems, Inc.(a)	9,021	140,682
		3,034,091
Hotels, Restaurants & Leisure — 2.3%
Bloomin’ Brands, Inc.(b)	20,600	466,796
Brinker International, Inc.(b)	11,606	642,624
Buffalo Wild Wings, Inc.*(b)	2,769	441,102
Cara Operations Ltd.*	6,300	164,484
Carnival Corp.(a)(b)	55,485	2,439,675
Cheesecake Factory, Inc./The(a)(b)	12,642	633,743
Chipotle Mexican Grill, Inc.*(a)	300	186,402

See Accompanying Notes to the Consolidated Financial Statements.

7

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Hotels, Restaurants & Leisure (continued)
Cracker Barrel Old Country Store, Inc.	1,400	$185,472
Darden Restaurants, Inc.	40,119	2,558,389
Del Frisco’s Restaurant Group, Inc.*	20,378	411,024
Domino’s Pizza, Inc.	10,979	1,184,085
Dunkin’ Brands Group, Inc.	30,759	1,602,852
Hyatt Hotels Corp., Class A*	11,911	691,434
Interval Leisure Group, Inc.(b)	3,912	96,978
Jack in the Box, Inc.(a)(b)	23,627	2,050,115
Marriott International, Inc., Class A(a)	3,400	272,170
Marriott Vacations Worldwide Corp.	4,598	378,002
McDonald’s Corp.(b)	42,235	4,077,789
RCI Hospitality Holdings, Inc.*(b)	34,406	391,884
Royal Caribbean Cruises Ltd.(a)(b)	10,600	721,436
Sonic Corp.(a)	3,557	101,908
Starbucks Corp.	10,200	505,716
Texas Roadhouse, Inc.(b)	9,576	321,754
Vail Resorts, Inc.(b)	1,600	158,736
Wyndham Worldwide Corp.(a)	1,931	164,907
Wynn Resorts Ltd.	10,212	1,134,247
Yum! Brands, Inc.	13,580	1,167,337
		23,151,061
Household Durables — 1.4%
DR Horton, Inc.	9,100	231,140
GoPro, Inc., Class A*(a)	8,300	415,664
Harman International Industries, Inc.	8,467	1,103,927
Helen of Troy Ltd.*(b)	1,473	129,050
Hooker Furniture Corp.(b)	3,398	86,479
Jarden Corp.*(a)(b)	24,435	1,250,583
Leggett & Platt, Inc.	7,200	305,784
Mohawk Industries, Inc.*(a)	14,800	2,567,800
Newell Rubbermaid, Inc.(a)	9,821	374,475
Sony Corp. (ADR)*(b)	13,400	405,082
Tupperware Brands Corp.(a)	15,994	1,069,359
Whirlpool Corp.(b)	32,052	5,628,331
William Lyon Homes, Class A*(b)	15,987	346,119
		13,913,793
	SHARES	VALUE

Household Products — 0.5%
Energizer Holdings, Inc.(a)	36,489	$4,985,127
Henkel AG & Co. KGaA (Preference shares)	3,515	411,259
		5,396,386
Independent Power and Renewable Electricity Producers — 0.6%
Calpine Corp.*	71,929	1,568,772
NRG Energy, Inc.	171,010	4,316,292
Vivint Solar, Inc.*(b)	33,894	478,583
		6,363,647
Independent Power Producers & Energy Traders — 0.0%†
Atlantic Power Corp.	23,443	76,190
Industrial Conglomerates — 0.8%
Carlisle Cos., Inc.(b)	11,593	1,118,724
Danaher Corp.(a)	600	49,128
General Electric Co.	166,200	4,500,696
Koninklijke Philips N.V. (NYRS)(a)	11,513	329,387
Roper Technologies, Inc.(a)	8,369	1,407,415
		7,405,350
Insurance — 1.9%
Allianz SE	2,366	405,407
Allied World Assurance Co. Holdings AG	3,287	135,227
Allstate Corp./The	21,811	1,519,354
American Financial Group, Inc.(b)	1,233	77,926
Aon plc	18,738	1,803,158
Arch Capital Group Ltd.*(a)	5,392	327,187
Arthur J Gallagher & Co.(b)	10,354	495,232
AXA S.A.	14,602	370,792
Axis Capital Holdings Ltd.(a)	18,874	982,580
Cincinnati Financial Corp.(a)	13,378	677,462
Crawford & Co., Class A(b)	2,861	20,742
Endurance Specialty Holdings Ltd.(a)	655	39,549
Enstar Group Ltd.*(b)	1,257	178,544
Everest Re Group Ltd.(a)	15,603	2,791,533
Hannover Rueck SE	2,227	227,653
HCI Group, Inc.(b)	5,509	240,082
Lincoln National Corp.(a)(b)	13,375	755,554
Maiden Holdings Ltd.(b)	32,900	478,037
MetLife, Inc.	13,533	694,108

See Accompanying Notes to the Consolidated Financial Statements.

8

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Insurance (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,793	$352,121
National General Holdings Corp.(b)	1,760	34,038
National Western Life Insurance Co., Class A(b)	1,517	363,488
Navigators Group, Inc./The*(b)	1,788	139,553
Primerica, Inc.	3,127	144,530
Principal Financial Group, Inc.(a)	4,012	205,093
Progressive Corp./The(a)	66,382	1,769,744
Prudential Financial, Inc.(a)	4,200	342,720
RenaissanceRe Holdings Ltd.(a)(b)	11,250	1,153,013
Swiss Life Holding AG*	836	199,558
Swiss Re AG*	949	84,359
Unum Group(b)	28,000	956,480
Validus Holdings Ltd.(a)	13,313	556,883
Zurich Insurance Group AG*	403	124,819
		18,646,526
Internet & Catalog Retail — 1.3%
Ctrip.com International Ltd. (ADR)*	9,705	618,014
Expedia, Inc.(a)	19,089	1,798,756
HSN, Inc.(a)	1,839	114,790
Liberty Interactive Corp., Class A*(a)	38,872	1,117,959
Liberty Ventures*(b)	121,966	5,083,543
Netflix, Inc.*	3,263	1,815,860
Priceline Group, Inc./The*(b)	327	404,764
TripAdvisor, Inc.*(a)	22,493	1,810,462
		12,764,148
Internet Software & Services — 1.9%
Autohome, Inc. (ADR)*(b)	12,100	617,584
Bitauto Holdings Ltd. (ADR)*(b)	10,300	612,644
Cornerstone OnDemand, Inc.*	15,400	440,902
DHI Group, Inc.*(b)	20,738	157,609
Endurance International Group Holdings, Inc.*	13,100	240,254
Facebook, Inc., Class A*	22,836	1,798,792
HomeAway, Inc.*	27,220	760,799

	SHARES	VALUE

Internet Software & Services (continued)
IAC/InterActiveCorp(a)	19,529	$1,363,515
LinkedIn Corp., Class A*	7,146	1,801,721
MercadoLibre, Inc.(a)	9,100	1,295,203
Perion Network Ltd.*(b)	92,050	322,175
Rackspace Hosting, Inc.*(b)	75,567	4,073,061
Rightside Group Ltd.*(b)	10,065	81,929
SINA Corp.*(a)(b)	36,529	1,607,093
Sohu.com, Inc.*(a)	2,144	142,469
VeriSign, Inc.*(a)	19,807	1,257,942
Yahoo!, Inc.*(a)(b)	42,456	1,807,140
		18,380,832
IT Services — 1.4%
Accenture plc, Class A(a)	8,230	762,510
Acxiom Corp.*(a)(b)	15,648	273,214
Alliance Data Systems Corp.*	4,687	1,393,492
Amdocs Ltd.(b)	38,352	2,112,045
Automatic Data Processing, Inc.	7,767	656,622
Broadridge Financial Solutions, Inc.	26,372	1,421,978
Cap Gemini S.A.	9,654	861,780
Cognizant Technology Solutions Corp., Class A*	26,386	1,544,636
DST Systems, Inc.	2,428	279,414
EPAM Systems, Inc.*(b)	4,835	312,873
Euronet Worldwide, Inc.*(b)	187	10,936
Fidelity National Information Services, Inc.	700	43,743
Global Cash Access Holdings, Inc.*(b)	16,666	123,328
Global Payments, Inc.	4,205	421,677
Infosys Ltd. (ADR)	13,800	427,524
Jack Henry & Associates, Inc.(b)	770	51,213
Leidos Holdings, Inc.	9,476	394,581
Net 1 UEPS Technologies, Inc.*(b)	26,188	357,990
Planet Payment, Inc.*(b)	44,675	88,903
Sykes Enterprises, Inc.*(b)	14,139	353,899
Total System Services, Inc.(a)	21,969	869,094
Western Union Co./The(a)(b)	30,300	614,484
WidePoint Corp.*(b)	42,511	59,515
Xerox Corp.	34,000	391,000
		13,826,451

See Accompanying Notes to the Consolidated Financial Statements.

9

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Leisure Products — 0.2%
Brunswick Corp.(a)	27,942	$1,398,218
JAKKS Pacific, Inc.*(b)	21,010	140,137
Polaris Industries, Inc.	900	123,264
Summer Infant, Inc.*(b)	6,332	19,502
		1,681,121
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.(b)	43,792	1,811,675
Charles River Laboratories International, Inc.*(a)	8,993	621,956
Harvard Bioscience, Inc.*(b)	1,574	8,735
ICON plc*(a)(b)	9,250	595,145
Illumina, Inc.*	7,500	1,381,875
Lonza Group AG*	2,367	337,690
PRA Health Sciences, Inc.*(b)	19,025	541,832
Thermo Fisher Scientific, Inc.	14,162	1,779,880
Waters Corp.*(a)	6,762	846,535
		7,925,323
Machinery — 1.3%
Actuant Corp., Class A(a)(b)	415	9,885
Allison Transmission Holdings, Inc.	37,810	1,160,011
Biesse S.p.A.	20,837	336,914
Caterpillar, Inc.	12,302	1,068,798
Chart Industries, Inc.*	12,232	496,008
Deere & Co.(a)	8,104	733,574
Federal Signal Corp.(b)	7,338	115,353
Flowserve Corp.	67,000	3,921,510
Navistar International Corp.*(b)	8,597	257,566
PACCAR, Inc.(a)(b)	18,300	1,195,905
SFS Group AG*	2,488	190,677
SPX Corp.	7,710	593,670
Timken Co./The(a)	16,882	663,294
TriMas Corp.*(b)	10,336	291,165
Valmont Industries, Inc.	1,500	189,030
Wabtec Corp.(b)	13,058	1,228,105
Woodward, Inc.(b)	12	565
		12,452,030
Marine — 0.0%†
Safe Bulkers, Inc.(b)	24,755	88,623
Media — 3.4%
AMC Networks, Inc., Class A*(a)	17,655	1,331,893
CBS Corp., Class B(a)	19,152	1,189,914

	SHARES	VALUE

Media (continued)
Charter Communications,
Inc., Class A*	9,759	$1,825,518
Cinemark Holdings, Inc.(b)	4,564	194,563
Comcast Corp., Class A(b)	70,074	4,047,474
Cumulus Media, Inc., Class A*(b)	38,833	88,539
Interpublic Group of Cos., Inc./The(b)	34,427	717,459
Lions Gate Entertainment Corp.(b)	151,112	4,685,983
Madison Square Garden Co./The, Class A*	24,603	1,975,621
Metropole Television S.A.	21,004	438,669
News Corp., Class A*	45,100	711,678
Publicis Groupe S.A.	5,321	447,265
Starz, Class A*(b)	119,370	4,694,822
Time Warner Cable, Inc.(b)	34,679	5,393,278
Time Warner, Inc.(b)	61,407	5,183,365
Wolters Kluwer N.V.	18,116	588,278
		33,514,319
Metals & Mining — 1.6%
Acerinox S.A.	3,178	46,603
Agnico Eagle Mines Ltd.(b)	44,462	1,347,199
Alcoa, Inc.(a)	189,600	2,544,432
APERAM S.A.*	9,104	348,789
Barrick Gold Corp.(b)	136,687	1,779,665
Carpenter Technology Corp.(a)	1,780	76,985
Century Aluminum Co.*(a)	102,900	1,326,381
Freeport-McMoRan, Inc.(a)	104,175	2,424,152
Newmont Mining Corp.	49,381	1,308,103
Nucor Corp.(a)(b)	31,826	1,555,018
Randgold Resources Ltd. (ADR)	41	3,123
Reliance Steel & Aluminum Co.(a)(b)	13,030	843,302
Royal Gold, Inc.(b)	10,500	677,565
Silver Wheaton Corp.	10,254	202,414
Steel Dynamics, Inc.	65,895	1,458,256
SunCoke Energy Partners LP(b)	9,052	200,321
US Silica Holdings, Inc.(b)	1,667	62,262
		16,204,570
Multiline Retail — 1.2%
Big Lots, Inc.(a)(b)	4,058	184,923
Bon-Ton Stores, Inc./The(b)	13,634	97,756
Burlington Stores, Inc.*	3,000	154,710

See Accompanying Notes to the Consolidated Financial Statements.

10

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Multiline Retail (continued)
Dillard’s, Inc., Class A(b)	3,900	$513,201
Dollar General Corp.(b)	30,442	2,213,438
Dollar Tree, Inc.*(b)	10,464	799,554
Family Dollar Stores, Inc.(b)	11,334	885,639
Kohl’s Corp.(b)	25,844	1,851,722
Macy’s, Inc.(b)	43,178	2,790,594
Target Corp.(b)	27,000	2,128,410
		11,619,947
Multi-Utilities — 2.1%
Ameren Corp.(b)	52,319	2,141,940
CMS Energy Corp.(b)	13,100	444,483
DTE Energy Co.	97,007	7,724,667
MDU Resources Group, Inc.(a)(b)	4,628	103,158
PG&E Corp.(a)	28,254	1,495,202
Public Service Enterprise Group, Inc.	8,879	368,834
Sempra Energy	82,173	8,724,307
		21,002,591
Oil, Gas & Consumable Fuels — 5.4%
Aegean Marine Petroleum Network, Inc.(b)	25,066	381,003
Cabot Oil & Gas Corp.(a)	54,574	1,845,693
Canadian Natural Resources Ltd.	10,915	362,924
Carrizo Oil & Gas, Inc.*	23,400	1,304,082
Cheniere Energy, Inc.*	200	15,298
Chevron Corp.	11,726	1,302,290
Cobalt International Energy, Inc.*(a)	72,248	773,054
CONSOL Energy, Inc.(a)	47,688	1,548,906
Cosan Ltd., Class A	27,140	197,036
Delek US Holdings, Inc.	18,800	694,096
DHT Holdings, Inc.(b)	75,065	600,520
Diamondback Energy, Inc.*	6,000	495,420
Dynagas LNG Partners LP(b)	32,098	634,577
Encana Corp.	12,600	179,046
Energen Corp.(a)	25,496	1,814,550
EOG Resources, Inc.	1,407	139,223
EQT Corp.(a)	6,024	541,799
Golar LNG Ltd.(a)(b)	60,930	2,193,175
Gran Tierra Energy, Inc.*(b)	193,373	719,348
Gulfport Energy Corp.*	37,700	1,845,038
HollyFrontier Corp.(a)(b)	31,000	1,202,180
Ithaca Energy, Inc.*	253,907	223,076
Kinder Morgan, Inc.	16,575	711,896
Marathon Oil Corp.(a)	58,913	1,832,194

	SHARES	VALUE

Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.(a)	36,222	$3,570,403
Navigator Holdings Ltd.*(b)	9,535	204,240
Newfield Exploration Co.*	51,900	2,036,556
Noble Energy, Inc.	36,300	1,841,136
Occidental Petroleum Corp.	4,611	369,341
ONEOK, Inc.	8,213	395,045
Pacific Ethanol, Inc.*(b)	9,738	116,466
PBF Energy, Inc., Class A	32,168	912,928
PDC Energy, Inc.*(a)	32,317	1,833,667
Phillips 66	52,085	4,130,861
Pioneer Natural Resources Co.	10,510	1,815,918
QEP Resources, Inc.(a)	77,334	1,740,015
RSP Permian, Inc.*(b)	32,700	948,954
SemGroup Corp., Class A	10,620	894,098
SM Energy Co.(a)	32,113	1,861,591
Suncor Energy, Inc.	1,579	51,475
Targa Resources Corp.(b)	9,200	965,724
Teekay Tankers Ltd., Class A(b)	2,948	18,572
Tesoro Corp.(a)(b)	19,100	1,639,353
Valero Energy Corp.(a)	42,145	2,398,050
Western Refining, Inc.(b)	25,300	1,114,465
Whiting Petroleum Corp.*	49,986	1,894,969
Williams Cos., Inc./The(b)	14,898	762,629
		53,072,880
Paper & Forest Products — 0.2%
Boise Cascade Co.*(b)	1,584	54,965
Domtar Corp.(a)(b)	30,692	1,326,508
International Paper Co.(a)	14,800	795,056
		2,176,529
Personal Products — 0.0%†
Natural Health Trends Corp.(b)	6,035	133,253
Ontex Group N.V.*	7,074	210,689
		343,942
Pharmaceuticals — 3.8%
AbbVie, Inc.(a)	4,200	271,572
Actavis plc*(a)(b)	31,278	8,847,295
Akorn, Inc.*(b)	1,000	41,640
Bristol-Myers Squibb Co.(a)	36,864	2,349,343
Eli Lilly & Co.(a)	25,422	1,827,079
Endo International plc*(a)	19,640	1,651,037
GlaxoSmithKline plc (ADR)(a)(b)	38,897	1,795,096

See Accompanying Notes to the Consolidated Financial Statements.

11

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Pharmaceuticals (continued)
Ipsen S.A.	2,978	$171,439
Johnson & Johnson(b)	9,332	925,734
Merck & Co., Inc.(b)	14,337	853,912
Merck KGaA	2,947	320,282
Mylan N.V.*	2,645	191,128
Novartis AG	12,261	1,268,476
Novo Nordisk A/S, Class B	20,435	1,163,833
Pacira Pharmaceuticals, Inc.*(b)	20,746	1,420,686
Perrigo Co. plc	1,810	331,737
POZEN, Inc.*(b)	23,131	180,884
Roche Holding AG	3,060	882,244
Sagent Pharmaceuticals, Inc.*(b)	11,244	262,098
Sanofi	5,861	600,189
Supernus Pharmaceuticals, Inc.*(b)	70,279	899,571
Teva Pharmaceutical Industries Ltd. (ADR)(a)	29,599	1,788,372
Valeant Pharmaceuticals International, Inc.*(b)	33,714	7,313,578
Zoetis, Inc.(b)	40,635	1,805,007
		37,162,232
Professional Services — 0.8%
Adecco S.A.*	7,236	594,785
Asiakastieto Group OYJ*(c)	35,466	585,000
ManpowerGroup, Inc.(b)	36,291	3,096,711
Randstad Holding N.V.	3,332	199,413
Robert Half International, Inc.(a)(b)	30,500	1,691,225
SGS S.A.	15	29,190
Verisk Analytics, Inc., Class A*(b)	28,111	2,109,449
		8,305,773
Real Estate Investment Trusts (REITs) — 1.0%
AvalonBay Communities, Inc.(b)	3,400	558,756
Bluerock Residential Growth REIT, Inc.(b)	18,654	255,187
Boston Properties, Inc.(b)	300	39,693
Campus Crest Communities, Inc.(b)	372,853	2,360,159
Cherry Hill Mortgage Investment Corp.(b)	26,097	459,046
Chimera Investment Corp.(b)	38,908	591,012
Fonciere Des Regions	1,797	170,360
	SHARES	VALUE

Real Estate Investment Trusts (REITs) (continued)
GEO Group, Inc./The(b)	2,739	$106,821
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	18,486	351,234
Home Properties, Inc.	3,600	264,816
Host Hotels & Resorts, Inc.	10,300	207,442
Iron Mountain, Inc.(a)	16,800	579,432
New Residential Investment Corp.(b)	27,326	465,635
New Senior Investment Group, Inc.(b)	108,980	1,761,117
Newcastle Investment Corp.(b)	45,627	243,192
Preferred Apartment Communities, Inc.(b)	51,971	574,799
RAIT Financial Trust(b)	105,337	682,584
Unibail-Rodamco SE	989	273,738
		9,945,023
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A*(b)	44,048	1,688,800
Deutsche Annington Immobilien SE	9,285	313,448
Entra ASA(c)	11,790	120,958
Jones Lang LaSalle, Inc.(a)	8,334	1,383,944
Realogy Holdings Corp.*(b)	7,000	331,870
		3,839,020
Road & Rail — 0.9%
Avis Budget Group, Inc.*(b)	24,200	1,310,188
Canadian Pacific Railway Ltd.	9,486	1,807,842
Genesee & Wyoming, Inc., Class A*(a)	8,697	808,386
Heartland Express, Inc.(b)	31,209	652,892
Hertz Global Holdings, Inc.*	85,267	1,776,964
Kansas City Southern(a)	3,100	317,719
Old Dominion Freight Line, Inc.*(b)	5,300	376,989
Quality Distribution, Inc.*(b)	11,362	112,711
Ryder System, Inc.(a)	16,249	1,549,505
		8,713,196
Semiconductors & Semiconductor Equipment — 2.8%
Analog Devices, Inc.(a)	27,887	1,724,532
ASML Holding N.V.	2,497	271,151
Avago Technologies Ltd.	15,701	1,835,133
Broadcom Corp., Class A(b)	56,285	2,488,079

See Accompanying Notes to the Consolidated Financial Statements.

12

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Semiconductors & Semiconductor Equipment (continued)
Canadian Solar, Inc.*	32,700	$1,157,580
Cree, Inc.*(a)	29,718	941,466
Cypress Semiconductor Corp.*	95,304	1,269,449
Dialog Semiconductor plc*	5,325	242,515
First Solar, Inc.*	29,666	1,770,170
Integrated Device Technology, Inc.*(b)	94,457	1,718,173
Intel Corp.(a)	29,900	973,245
KLA-Tencor Corp.	14,887	875,356
Lam Research Corp.(a)	7,000	529,060
Linear Technology Corp.	36,508	1,684,114
Marvell Technology Group Ltd.	108,292	1,517,171
Maxim Integrated Products, Inc.(b)	52,217	1,714,284
Mellanox Technologies Ltd.*(a)	5,843	271,641
Microchip Technology, Inc.(a)	21,399	1,019,769
Micron Technology, Inc.*(a)	27,100	762,323
NVIDIA Corp.(a)	39,094	867,691
Qorvo, Inc.*	1,600	105,456
Sequans Communications S.A. (ADR)*(a)(b)	18,912	38,013
Silicon Laboratories, Inc.*	1,153	59,576
Silicon Motion Technology Corp. (ADR)(b)	6,622	194,091
SunEdison, Inc.*(b)	18,500	468,420
Synaptics, Inc.*(b)	2,309	195,619
Tessera Technologies, Inc.	13,402	483,946
Xcerra Corp.*(b)	16,509	162,284
Xilinx, Inc.(a)(b)	42,398	1,838,377
		27,178,684
Software — 2.2%
Adobe Systems, Inc.*(b)	1,833	139,418
Aspen Technology, Inc.*(a)	17,609	781,664
Autodesk, Inc.*	30,861	1,753,831
CDK Global, Inc.(b)	16,563	793,699
Check Point Software Technologies Ltd.*(a)	21,436	1,789,477
CommVault Systems, Inc.*	14,268	652,761
ePlus, Inc.*(b)	977	81,052
FactSet Research Systems, Inc.(a)	3,241	510,101
Guidewire Software, Inc.*(a)(b)	5,275	263,486
	SHARES	VALUE

Software (continued)
Microsoft Corp.	19,900	$967,936
Mobileye N.V.*(a)	14,400	645,984
Monitise plc*(b)	109,771	23,381
NetSuite, Inc.*(a)	16,438	1,570,980
Proofpoint, Inc.*(b)	3,600	194,328
Qlik Technologies, Inc.*(a)	43,973	1,529,821
Red Hat, Inc.*	24,045	1,809,627
SAP SE (ADR)(a)	20,696	1,566,480
ServiceNow, Inc.*(a)(b)	1,400	104,804
SolarWinds, Inc.*	13,748	670,627
Solera Holdings, Inc.	4,460	216,399
Splunk, Inc.*(a)	27,054	1,794,898
Symantec Corp.(b)	18,200	453,635
Synopsys, Inc.*(a)	13,347	625,707
Telenav, Inc.*(b)	13,598	113,679
TiVo, Inc.*	25,438	281,090
Tyler Technologies, Inc.*	53	6,463
VMware, Inc., Class A*(a)	12,393	1,091,823
Workday, Inc., Class A*(a)	11,937	1,088,774
		21,521,925
Specialty Retail — 3.8%
Abercrombie & Fitch Co., Class A(a)(b)	32,295	725,992
Advance Auto Parts, Inc.(a)(b)	28,800	4,118,400
American Eagle Outfitters, Inc.(b)	97,858	1,556,921
AutoNation, Inc.*(a)(b)	20,896	1,286,149
AutoZone, Inc.*(a)	573	385,434
Best Buy Co., Inc.(a)	3,300	114,345
Cabela’s, Inc.*(a)(b)	8,447	445,495
CarMax, Inc.*(a)	33,074	2,252,670
Dick’s Sporting Goods, Inc.(a)	33,527	1,819,175
DSW, Inc., Class A(a)	25,000	906,750
Gap, Inc./The(a)	9,700	384,508
GNC Holdings, Inc., Class A(a)	24,364	1,048,870
Groupe Fnac*	4,960	298,739
Home Depot, Inc./The	14,135	1,512,162
L Brands, Inc.(a)	4,129	368,967
Lithia Motors, Inc., Class A(b)	2,088	208,236
Lowe’s Cos., Inc.(a)	11,822	814,063
Penske Automotive Group, Inc.(b)	3,459	168,834
Pier 1 Imports, Inc.	1,000	12,650
Select Comfort Corp.*(b)	2,903	89,471

See Accompanying Notes to the Consolidated Financial Statements.

13

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Specialty Retail (continued)
Signet Jewelers Ltd.	36,427	$4,885,954
Sonic Automotive, Inc., Class A(b)	23,956	559,373
Staples, Inc.(b)	95,600	1,560,192
Tiffany & Co.(b)	20,390	1,783,717
TJX Cos., Inc./The(b)	83,800	5,408,452
Tractor Supply Co.(a)	10,552	908,105
Ulta Salon Cosmetics & Fragrance, Inc.*	12,102	1,828,491
Urban Outfitters, Inc.*(b)	37,884	1,516,875
Vitamin Shoppe, Inc.*(b)	17,889	749,191
		37,718,181
Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.(a)(b)	26,573	3,325,611
Hewlett-Packard Co.(a)	13,100	431,907
Lexmark International, Inc., Class A(a)	2,802	124,381
Logitech International S.A.	19,791	300,169
NCR Corp.*(b)	203,262	5,577,509
Quantum Corp.*(b)	152,706	306,939
Seagate Technology plc(a)	11,400	669,408
		10,735,924
Textiles, Apparel & Luxury Goods — 1.6%
Carter’s, Inc.	18,657	1,863,088
Cherokee, Inc.(b)	7,259	157,520
Cie Financiere Richemont S.A.	1,406	125,518
Coach, Inc.(a)	33,191	1,268,228
Deckers Outdoor Corp.*(b)	3,421	253,154
Fossil Group, Inc.*	5,128	430,649
Hanesbrands, Inc.(a)	45,200	1,404,816
Iconix Brand Group, Inc.*	6,300	165,753
Kate Spade & Co.*(a)(b)	37,412	1,223,372
lululemon athletica, Inc.*(a)	9,900	630,036
Michael Kors Holdings Ltd.*(a)	23,065	1,426,801
NIKE, Inc., Class B(a)	18,344	1,813,121
Pandora A/S	6,993	725,135
Ralph Lauren Corp.	542	72,308
Rocky Brands, Inc.(b)	9,382	210,532
Skechers U.S.A., Inc., Class A*(a)	14,900	1,339,808
Swatch Group AG/The	83	37,247
Under Armour, Inc., Class A*	5,974	463,284
VF Corp.(b)	29,436	2,132,050
		15,742,420

	SHARES	VALUE

Thrifts & Mortgage Finance — 0.6%
Federal Agricultural Mortgage Corp., Class C(b)	19,209	$603,931
HomeStreet, Inc.*(b)	11,583	239,536
Hudson City Bancorp, Inc.	269,200	2,503,560
Meta Financial Group, Inc.(b)	2,093	85,625
MGIC Investment Corp.*(a)	108,669	1,132,331
Nationstar Mortgage Holdings, Inc.*(b)	14,585	366,084
Ocwen Financial Corp.*(b)	29,194	247,857
Radian Group, Inc.(b)	13,100	233,966
Stonegate Mortgage Corp.*(b)	35,545	381,753
Walker & Dunlop, Inc.*(b)	12,552	240,245
		6,034,888
Tobacco — 0.1%
Altria Group, Inc.(b)	3,000	150,150
Lorillard, Inc.(b)	10,191	711,943
		862,093
Trading Companies & Distributors — 2.6%
AerCap Holdings N.V.*(b)	146,750	6,850,290
Cramo OYJ	21,360	399,335
Fly Leasing Ltd. (ADR)(b)	16,124	238,151
HD Supply Holdings, Inc.*(b)	261,688	8,635,704
MSC Industrial Direct Co., Inc., Class A(a)	7,983	567,272
United Rentals, Inc.*(b)	80,871	7,810,521
WESCO International, Inc.*(a)(b)	10,906	786,759
		25,288,032
Wireless Telecommunication Services — 0.5%
China Mobile Ltd. (ADR)(b)	7,052	503,724
SBA Communications Corp., Class A*	6,517	754,799
SK Telecom Co., Ltd. (ADR)(a)	17,352	514,487
SoftBank Corp.	25,000	1,562,336
Telephone & Data Systems, Inc.	11,763	314,190
T-Mobile U.S., Inc.*	40,893	1,391,998
		5,041,534
TOTAL COMMON STOCKS (cost $873,919,780)		886,925,719

See Accompanying Notes to the Consolidated Financial Statements.

14

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

PREFERRED STOCKS — 0.1%
Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp. 5.50%, 02/05/2018*(b)	5,700	$584,820
Campus Crest Communities, Inc. 8.00%, 02/09/2017(b)(d)	14,541	347,675
TOTAL PREFERRED STOCKS (cost $926,192)		932,495
EXCHANGE TRADED FUNDS — 2.0%
Market Vectors Gold Miners ETF(b)	116,684	2,346,515
SPDR Dow Jones International Real Estate ETF	69,000	3,058,770
SPDR S&P 500 ETF Trust(a)	11,225	2,340,637
United States Oil Fund LP*(b)	32,884	674,451
Vanguard Global ex-U.S. Real Estate ETF	91,000	5,380,830
Vanguard REIT ETF	75,500	5,993,190
TOTAL EXCHANGE TRADED FUNDS (cost $19,603,913)		19,794,393

	PRINCIPAL AMOUNT

ASSET-BACKED SECURITIES — 0.9%
ACIS CLO Ltd., Series 2014-4A, Class A, 1.65%, 5/1/2026(c)(e)	$1,550,000	1,539,990
Anchorage Capital CLO Ltd., Series 2014-4A, Class A2, 2.44%, 7/28/2026(c)(e)	1,000,000	996,746
Crown Point CLO III Ltd., Series 2015-3A, 1.80%, 12/31/2027(c)(e)	1,000,000	984,300
Greywolf CLO V Ltd., Series 2015-1A, Class A1, 1.87%, 4/25/2027(c)(e)	350,000	350,000
Halcyon Loan Advisors Funding 2015-1 Ltd., Series 2015-1A, Class A, 1.72%, 4/20/2027(c)(e)	400,000	397,154

	PRINCIPAL AMOUNT	VALUE

ASSET-BACKED SECURITIES (continued)
KKR Financial CLO Ltd., Series 2013-1A, Class A1, 1.42%, 7/15/2025(c)(e)	$1,000,000	$985,304
KVK CLO Ltd., Series 2013-2A, Class B, 2.28%, 1/15/2026(c)(e)	1,500,000	1,489,067
Marathon CLO VI Ltd., Series 2014-6A, Class A2, 2.31%, 5/13/2025(c)(e)	1,000,000	988,672
York CLO Ltd., Series 2014-1A, Class A, 1.79%, 1/22/2027(c)(e)	600,000	601,440
Sound Point CLO VIII Ltd. 1.79%, 4/15/2027(c)(e)	900,000	899,625
2.31%, 4/15/2027(c)(e)	250,000	246,622
TOTAL ASSET-BACKED SECURITIES (cost $9,341,606)		9,478,920
AGENCY CMO — 1.1%
U.S. Government Agencies — 1.1%
Federal National Mortgage Association 4.50%, 3/1/2044, TBA	848,602	924,870
FHLMC Multifamily Structured Pass Through Certificates, Class A2 2.81%, 1/25/2025	2,400,000	2,455,402
Government National Mortgage Association, Class SA 6.42%, 2/20/2041 IO(e)	8,616,327	1,213,567
Government National Mortgage Association, Class SA 5.92%, 8/20/2042 IO(e)	10,788,948	2,380,390
Government National Mortgage Association, Class SA 5.97%, 12/20/2043 IO(e)	14,316,036	1,815,231

See Accompanying Notes to the Consolidated Financial Statements.

15

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT		VALUE

U.S. Government Agencies (continued)
Government National Mortgage Association, Class SB 5.87%, 12/20/2039 IO(e)		$12,615,677	$2,129,277
TOTAL AGENCY CMO (cost $11,553,960)			10,918,737
CORPORATE BONDS — 10.8%
Aerospace & Defense — 0.2%
DynCorp International, Inc., 10.38%, 7/1/2017(b)		2,095,000	1,801,700
Automobiles — 0.0%†
General Motors Co., 5.20%, 4/1/2045		125,000	132,725
Banks — 1.1%
Bank of Ireland, 10.00%, 2/12/2020	EUR	1,805,000	2,585,171
Barclays plc, 8.00%, 12/15/2020(d)(e)		930,000	1,154,022
European Investment Bank 3.88%, 6/8/2037	GBP	390,000	732,762
5.00%, 4/15/2039		500,000	1,096,388
5.63%, 6/7/2032		160,000	355,117
JPMorgan Chase & Co.
3.63%, 5/13/2024		$100,000	103,105
3.88%, 2/1/2024		100,000	104,830
Novo Banco S.A.,
4.00%, 1/21/2019	EUR	4,000,000	4,519,857
Wells Fargo & Co.,
3.30%, 9/9/2024		$200,000	203,291
			10,854,543
Capital Markets — 0.3%
Lehman Brothers Holdings, Inc. 0.00%, 12/30/2016(f)		3,860,000	439,075
6.20%, 9/26/2014(f)		8,000,000	960,000
7.88%, 5/8/2018(f)	GBP	8,000,000	1,473,600
			2,872,675
Chemicals — 0.4%
Hexion, Inc., 8.88%, 2/1/2018		$4,500,000	4,021,875

	PRINCIPAL AMOUNT		VALUE

Commercial Services & Supplies — 0.1%
Befesa Zinc SAU Via Zinc Capital S.A., 8.88%, 5/15/2018	EUR	1,000,000	$1,178,993
Communications Equipment — 0.3%
Aegis Merger Sub, Inc., 10.25%, 2/15/2023(c)		$2,500,000	2,531,250
Containers & Packaging — 0.2%
Beverage Packaging Holdings Luxembourg II S.A. / Beverage Packaging Holdings II Is, 6.00%, 6/15/2017(c)		726,000	736,890
Tekni-Plex, Inc., 9.75%, 6/1/2019(c)(b)		845,000	910,488
			1,647,378
Diversified Telecommunication Services — 0.2%
Altice Financing S.A.,
6.63%, 2/15/2023(c)(b)		865,000	895,275
Intelsat Luxembourg S.A.
6.75%, 6/1/2018(b)		135,000	136,687
7.75%, 6/1/2021		900,000	831,375
Verizon Communications, Inc. 4.67%, 3/15/2055(c)		176,000	163,825
4.86%, 8/21/2046		75,000	75,647
5.15%, 9/15/2023		125,000	141,377
			2,244,186
Electrical Equipment — 0.3%
SolarCity Corp., 1.63%,11/1/2019(c)(b)		3,325,000	3,270,969
Energy Equipment & Services — 0.3%
CHC Helicopter S.A.,
9.25%, 10/15/2020		2,920,500	2,563,615
Food & Staples Retailing — 0.5%
New Albertsons, Inc.
6.63%, 6/1/2028		80,000	69,200
7.15%, 7/23/2027		50,000	41,937
7.45%, 8/1/2029(b)		825,000	806,438
8.00%, 5/1/2031		1,990,000	1,980,050
US Foods, Inc., 8.50%, 6/30/2019		2,100,000	2,218,125

See Accompanying Notes to the Consolidated Financial Statements.

16

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT		VALUE

Food & Staples Retailing (continued)
Walgreens Boots Alliance, Inc.
4.50%, 11/18/2034		$75,000	$77,054
4.80%, 11/18/2044		175,000	182,646
			5,375,450
Health Care Providers & Services — 0.2%
inVentiv Health, Inc.,
10.00%, 8/15/2018 PIK(c)		1,546,520	1,589,049
Hotels, Restaurants & Leisure — 1.9%
Caesars Entertainment Operating Co., Inc.
9.00%, 2/15/2020(b)(f)		1,605,000	1,239,863
10.00%, 12/15/2018(b)(f)		1,919,666	388,732
11.25%, 6/1/2017(b)(f)		3,960,000	2,989,800
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.00%, 10/1/2020		3,850,000	3,869,250
PortAventura Entertainment Barcelona B.V., 5.67%, 12/1/2019(e)	EUR	3,000,000	3,393,807
Punch Taverns Finance plc 7.27%, 10/15/2026(c)	GBP	547,000	957,195
7.32%, 10/15/2025(c)		875,000	1,531,022
Scientific Games International, Inc.
7.00%, 1/1/2022(c)		$650,000	680,875
10.00%, 12/1/2022(c)		3,560,000	3,319,700
			18,370,244
Household Durables — 0.1%
Shea Homes LP / Shea Homes Funding Corp., 5.88%, 4/1/2023(c)		765,000	789,786
Insurance — 0.3%
Ambac assurance Corp., 5.10%, 6/7/2020(c)		2,548,976	2,964,778

	PRINCIPAL AMOUNT		VALUE

Internet & Catalog Retail — 0.0%†
Amazon.com, Inc., 3.80%, 12/5/2024		$150,000	$156,406

IT Services — 0.7%
First Data Corp., 12.63%, 1/15/2021		3,840,000	4,542,720
TES Finance plc, 6.75%, 7/15/2020	GBP	1,300,000	2,030,421
			6,573,141
Media — 0.9%
21st Century Fox America, Inc. 3.70%, 9/15/2024		$25,000	26,313
4.75%, 9/15/2044		50,000	53,802
Altice S.A., 7.63%, 2/15/2025(c)(b)		345,000	349,761
Comcast Corp., 4.65%, 7/15/2042		125,000	134,529
iHeartCommunications, Inc. 9.00%, 3/1/2021		175,000	168,437
9.00%, 9/15/2022(b)		1,295,000	1,243,200
10.63%, 3/15/2023(b)(c)		250,000	255,000
11.25%, 3/1/2021(b)		960,000	982,800
NBCUniversal Media LLC, 4.45%, 1/15/2043		50,000	52,386
Numericable-SFR SAS, 6.25%, 5/15/2024(c)(b)	EUR	3,085,000	3,173,725
Radio One, Inc., 7.38%, 4/15/2022(c)(b)		$2,720,000	2,760,800
Time Warner Cable, Inc. 6.55%, 5/1/2037		125,000	129,937
7.30%, 7/1/2038		95,000	105,637
			9,436,327
Metals & Mining — 1.2%
American Gilsonite Co., 11.50%, 9/1/2017(c)		3,490,000	3,053,750
Consolidated Minerals Ltd., 8.00%, 5/15/2020(c)(b)		1,960,000	1,259,300
First Quantum Minerals Ltd., 7.25%, 5/15/2022(c)(b)		2,485,000	2,323,475
FMG Resources August 2006 Pty Ltd., 9.75%, 3/1/2022(c)		200,000	207,000

See Accompanying Notes to the Consolidated Financial Statements.

17

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT	VALUE

Metals & Mining (continued)
HudBay Minerals, Inc., 9.50%, 10/1/2020(b)	$3,020,000	$3,178,550
Northland Resources AB, 4.00%, 10/15/2020(c)(f)(g)	1,055,311	7,651
Thompson Creek Metals Co., Inc.
7.38%, 6/1/2018(b)	1,060,000	922,200
9.75%, 12/1/2017	1,100,000	1,157,860
12.50%, 5/1/2019	100,000	96,500
		12,206,286
Oil, Gas & Consumable Fuels — 0.7%
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	450,000	457,875
Energy XXI Gulf Coast, Inc., 11.00%, 3/15/2020(c)	1,280,000	1,235,200
Gulfport Energy Corp., 6.63%, 5/1/2023(c)	100,000	102,375
Halcon Resources Corp. 8.63%, 2/1/2020(c)	223,000	232,477
8.88%, 5/15/2021	1,000,000	786,000
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.13%, 11/15/2021(c)	4,070,000	4,181,925
Overseas Shipholding Group, Inc., 8.13%, 3/30/2018(b)	42,000	42,893
Petroleos de Venezuela S.A. 5.38%, 4/12/2027	20,000	8,248
6.00%, 11/15/2026	310,000	130,200
Seven Generations Energy Ltd., 6.75%, 5/1/2023(c)	230,000	235,175
		7,412,368
Pharmaceuticals — 0.1%
JLL/Delta Dutch Pledgeco B.V., 8.75%, 5/1/2020 PIK(c)	1,050,000	1,063,125

Real Estate Investment Trusts (REITs) — 0.2%
Communications Sales & Leasing, Inc., 8.25%, 10/15/2023(c)	1,320,000	1,357,950

	PRINCIPAL AMOUNT		VALUE

Real Estate Investment Trusts (REITs) (continued)
Starwood Waypoint Residential Trust 3.00%, 7/1/2019(b)(c)		$1,000,000	$978,130
4.50%, 10/15/2017(b)(c)		105,000	109,134
			2,445,214
Software — 0.0%†
Project Homestake Merger Corp., 8.88%, 3/1/2023(c)(b)		65,000	65,894

Specialty Retail — 0.3%
Guitar Center, Inc., 6.50%, 4/15/2019(c)(b)		95,000	84,075
New Look Bondco I plc, 8.38%, 5/14/2018(b)		1,520,000	1,588,400
Petco Animal Supplies, Inc., 9.25%, 12/1/2018(c)(b)		1,135,000	1,196,006
			2,868,481
Textiles, Apparel & Luxury Goods — 0.3%
Boardriders S.A., 8.88%, 12/15/2017	EUR	1,320,000	1,404,348
Quiksilver, Inc./QS Wholesale, Inc., 7.88%, 8/1/2018(c)(b)		$1,325,000	1,219,000
			2,623,348
TOTAL CORPORATE BONDS (cost $110,881,303)			107,059,806
MUNICIPAL BONDS — 0.4%
Puerto Rico — 0.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Series A, 5.50%, 7/1/2028		10,000	7,132
6.00%, 7/1/2044		150,000	103,587
Puerto Rico Commonwealth General Obligation, Series A, 8.00%, 7/1/2035		430,000	336,656

See Accompanying Notes to the Consolidated Financial Statements.

18

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT		VALUE

Puerto Rico (continued)
Puerto Rico Commonwealth Public Improvement, General Obligation, Series A, 5.00%, 7/1/2041		$580,000	$374,593
5.13%, 7/1/2037		455,000	299,422
5.50%, 7/1/2032		10,000	6,917
5.75%, 7/1/2038		220,000	147,811
5.75%, 7/1/2041		200,000	133,632
Puerto Rico Public Buildings Authority, Revenue Bonds, Series R, 5.65%, 7/1/2028(b)		855,000	574,380
5.70%, 7/1/2028(b)		1,080,000	725,490
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Series B, 5.00%, 8/1/2043		5,000	2,651
5.25%, 8/1/2043		5,000	2,675
5.50%, 8/1/2042		1,135,000	624,420
6.00%, 8/1/2034(b)		5,000	3,357
6.00%, 8/1/2038(b)		10,000	6,604
6.00%, 8/1/2042		445,000	254,803
6.05%, 8/1/2036(b)		120,000	79,976
6.05%, 8/1/2037(b)		15,000	9,940
6.05%, 8/1/2038(b)		75,000	49,654
6.05%, 8/1/2039(b)		100,000	66,145
6.13%, 8/1/2030(b)		5,000	3,435
			3,813,280
TOTAL MUNICIPAL BONDS (cost $4,327,814)			3,813,280
SOVEREIGN GOVERNMENTS — 2.8%
Costa Rica — 0.0%†
Costa Rica Government International Bond 5.63%, 4/30/2043		200,000	178,000
7.16%, 3/12/2045		200,000	208,500
			386,500
Dominican Republic — 0.2%
Dominican Republic Bond, 11.38%, 7/6/2029	DOP	900,000	20,948

	PRINCIPAL AMOUNT		VALUE

Dominican Republic (continued)
Dominican Republic International Bond 6.85%, 1/27/2045(c)	DOP	650,000	$682,500
11.50%, 5/10/2024		4,300,000	103,687
15.00%, 4/5/2019		29,600,000	780,481
16.00%, 7/10/2020		1,100,000	30,573
16.95%, 2/4/2022		400,000	11,971
			1,630,160
France — 0.2%
France Government Bond OAT, 2.10%, 7/25/2023	EUR	1,641,165	2,328,307
			2,328,307
Germany — 0.6%
Bundesrepublik Deutschland, 2.00%, 8/15/2023		$1,700,000	2,185,366
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/2023		2,561,950	3,164,964
			5,350,330
Greece — 0.2%
Hellenic Republic Government Bond 3.00%, 2/24/2023(g)	EUR	115,000	76,831
3.00%, 2/24/2024(g)		115,000	76,483
3.00%, 2/24/2025(g)		115,000	75,279
3.00%, 2/24/2026(g)		115,000	72,319
3.00%, 2/24/2027(g)		115,000	71,092
3.00%, 2/24/2028(g)		115,000	70,182
3.00%, 2/24/2029(g)		115,000	70,297
3.00%, 2/24/2030(g)		115,000	70,031
3.00%, 2/24/2031(g)		115,000	70,036
3.00%, 2/24/2032(g)		115,000	70,788
3.00%, 2/24/2033(g)		115,000	70,052
3.00%, 2/24/2034(g)		115,000	70,044
3.00%, 2/24/2035(g)		115,000	70,048
3.00%, 2/24/2036(g)		115,000	70,129
3.00%, 2/24/2037(g)		115,000	70,291
3.00%, 2/24/2038(g)		115,000	70,044
3.00%, 2/24/2039(g)		115,000	70,250
3.00%, 2/24/2040(g)		115,000	70,101
3.00%, 2/24/2041(g)		115,000	69,914
3.00%, 2/24/2042(g)		115,000	70,044
			1,424,255

See Accompanying Notes to the Consolidated Financial Statements.

19

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT		VALUE

Italy — 0.2%
Italy Buoni Poliennali Del Tesoro 3.75%, 8/1/2021	EUR	670,000	$879,709
5.50%, 11/1/2022		800,000	1,176,159
			2,055,868
Mexico — 0.2%
Mexican Bonos, Series M 20 7.50%, 6/3/2027	MXN	2,835,000	205,950
10.00%, 12/5/2024		6,555,400	554,454
Mexican Udibonos, Series S 3.50%, 12/14/2017		11,729,259	804,427
4.00%, 11/15/2040		4,259,685	305,616
			1,870,447
Spain — 0.2%
Spain Government Bond 4.40%, 10/31/2023(c)	EUR	500,000	700,230
5.50%, 4/30/2021		680,000	970,561
			1,670,791
United Kingdom — 1.0%
United Kingdom Gilt Inflation Linked Bond, Series 3MO 0.13%, 3/22/2024	GBP	529,455	892,684
2.35%, 11/22/2022		624,095	1,181,607
6.58%, 7/17/2024		1,500,000	7,930,696
			10,004,987
Venezuela — 0.0%†
Venezuela Government International Bond 6.00%, 12/9/2020		$10,000	4,325
7.65%, 4/21/2025		10,000	4,350
8.25%, 10/13/2024		370,000	163,725
9.25%, 5/7/2028		230,000	103,500
9.38%, 1/13/2034		30,000	13,800
11.75%, 10/21/2026		10,000	5,150
			294,850
TOTAL SOVEREIGN GOVERNMENTS (cost $27,506,062)			27,016,495

	PRINCIPAL AMOUNT	VALUE

U.S. GOVERNMENT SECURITIES — 5.1%
U.S. Treasury Inflation Indexed Notes 0.13%, 4/15/2019	$7,010,990	$7,175,834
0.13%, 1/15/2023	4,067,000	4,106,051
0.13%, 7/15/2024	6,918,730	6,969,449
0.25%, 1/15/2025	19,817,200	20,106,459
0.38%, 7/15/2023	4,033,880	4,160,516
0.63%, 1/15/2024	4,526,190	4,746,796
U.S. Treasury Notes
1.38%, 3/31/2020	700,000	698,032
1.75%, 4/30/2022	2,300,000	2,292,829
TOTAL U.S. GOVERNMENT SECURITIES (cost $49,352,500)		50,255,966

	NO.OF RIGHTS

RIGHTS — 0.0%†
Sanofi, expiring 12/31/2020*(b)	74,661	53,009
TOTAL RIGHTS (cost $45,518)		53,009

	NO.OF WARRANTS

WARRANTS — 0.1%
General Motors Co., expiring 12/31/2015 @ $42*	30,000	23,970
Kinder Morgan, Inc., expiring 05/25/2017 @ $40*	210,545	1,027,460
TOTAL WARRANTS (Proceeds $974,147)		1,051,430

	CONTRACTS

PURCHASED OPTIONS AND SWAPTIONS — 0.4%
Call Options Purchased — 0.0%†
S&P 500 Index, 12/19/2015 @ 3,000*	1,152	5,760
TJX Cos., Inc./The, 5/15/2015 @ 70*	110	440
		6,200
Put Options Purchased — 0.3%
SPDR S&P 500 ETF Trust, 5/15/2015 @ 204*	67	6,164
6/19/2015 @ 187*	397	22,629

See Accompanying Notes to the Consolidated Financial Statements.

20

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	CONTRACTS	VALUE

Put Options Purchased (continued)
6/19/2015 @ 200*	398	$78,804
6/19/2015 @ 205*	235	74,730
7/17/2015 @ 195*	177	37,701
7/17/2015 @ 200*	220	66,660
9/18/2015 @ 195*	695	290,510
9/18/2015 @ 196*	3,020	1,328,800
1/15/2016 @ 199*	1,670	1,402,800
		3,308,798

	NOTIONAL AMOUNT

Interest Rate Swaptions — 0.1%
Expiring 2/17/2016. If exercised the Fund pays semi-annually 2.19% and receives quarterly fixed 3 month LIBOR terminating 2/20/2019, European Style. Counterparty: Morgan Stanley	$24,500,000	75,064
Expiring 2/17/2016. If exercised the Fund pays semi-annually 2.19% and receives quarterly floating 3 month LIBOR terminating 2/20/2020, European Style. Counterparty: Morgan Stanley	24,500,000	105,293
Expiring 2/17/2016. If exercised the Fund pays semi-annually 2.19% and receives quarterly floating 3 month LIBOR terminating 2/20/2020, European Style. Counterparty: Morgan Stanley	24,500,000	67,062

	NOTIONAL AMOUNT		VALUE

Interest Rate Swaptions (continued)
Expiring 2/17/2016. If exercised the Fund pays semi-annually 2.19% and receives quarterly floating 3 month LIBOR terminating 2/20/2019, European Style. Counterparty: Morgan Stanley		$24,500,000	$97,925
Expiring 4/3/2017. If exercised the Fund pays semi-annually 0.27% and receives semi-annually floating 6 month LIBOR terminating 4/5/2019, European Style. Counterparty: Morgan Stanley	JPY	2,559,000,000	50,690
			396,034
TOTAL PURCHASED OPTIONS AND SWAPTIONS (premiums paid $6,300,384)			3,711,032
SHORT-TERM INVESTMENTS — 3.0%
U.S. Treasury Obligations — 3.0%
U.S. Treasury Bills
0.06%, 7/23/2015(h)		7,498,989	7,499,955
0.07%, 5/28/2015(h)		2,499,874	2,500,025
0.08%, 11/12/2015(h)		9,995,938	9,997,020
0.11%, 10/15/2015(h)		9,994,665	9,998,300
TOTAL SHORT-TERM INVESTMENTS (cost $29,989,466)			29,995,300
TOTAL INVESTMENT IN SECURITIES (cost $1,144,722,645)			1,151,006,582

See Accompanying Notes to the Consolidated Financial Statements.

21

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

SECURITIES SOLD SHORT	SHARES	VALUE

COMMON STOCKS — (68.5%)
Aerospace & Defense — (0.9%)
Embraer S.A. (ADR)	(27,905)	$(870,078)
General Dynamics Corp.	(55)	(7,553)
Moog, Inc., Class A*	(5,129)	(358,414)
Orbital ATK, Inc.	(15,146)	(1,108,081)
Precision Castparts Corp.	(11,909)	(2,461,471)
Rockwell Collins, Inc.	(700)	(68,131)
TASER International, Inc.*	(56,758)	(1,713,524)
Teledyne Technologies, Inc.*	(373)	(39,154)
TransDigm Group, Inc.	(1,233)	(261,556)
Triumph Group, Inc.	(18,840)	(1,116,082)
United Technologies Corp.	(4,273)	(486,054)
		(8,490,098)
Air Freight & Logistics — (0.3%)
CH Robinson Worldwide, Inc.	(18,110)	(1,166,103)
FedEx Corp.	(2,168)	(367,628)
United Parcel Service, Inc., Class B	(7,036)	(707,329)
XPO Logistics, Inc.*	(7,200)	(349,200)
		(2,590,260)
Airlines — (0.3%)
Copa Holdings S.A., Class A	(18,000)	(1,996,020)
JetBlue Airways Corp.*	(36,700)	(753,451)
		(2,749,471)
Auto Components — (0.6%)
Autoliv, Inc.	(31,115)	(3,693,973)
BorgWarner, Inc.	(26,936)	(1,594,611)
Federal-Mogul Holdings Corp.*	(31,517)	(406,569)
Superior Industries International, Inc.	(21,988)	(408,977)
		(6,104,130)
Automobiles — (0.4%)
Ford Motor Co.	(40,545)	(640,611)
Harley-Davidson, Inc.	(24,594)	(1,382,429)
Tesla Motors, Inc.*	(9,400)	(2,124,870)
		(4,147,910)
Banks — (4.9%)
Banco Bradesco S.A. (ADR)	(3,950)	(42,225)
Banco Santander S.A. (ADR)	(54,200)	(407,584)
Bancolombia S.A. (ADR)	(12,717)	(575,699)
Bank of America Corp.	(128,500)	(2,047,005)
Bank of Montreal	(16,545)	(1,080,388)
Bank of Nova Scotia/The	(30,427)	(1,678,658)

	SHARES	VALUE

Banks (continued)
Bank of the Ozarks, Inc.	(5,108)	$(197,986)
Barclays plc (ADR)	(37,713)	(593,603)
BB&T Corp.	(110,100)	(4,215,729)
BOK Financial Corp.	(1,920)	(125,165)
Canadian Imperial Bank of Commerce	(7,388)	(593,109)
CIT Group, Inc.	(58,200)	(2,620,746)
Citigroup, Inc.	(16,527)	(881,220)
Fifth Third Bancorp	(86,600)	(1,732,000)
First Financial Bankshares, Inc.	(8,411)	(243,583)
Grupo Financiero Galicia S.A. (ADR)	(7,169)	(158,005)
HDFC Bank Ltd. (ADR)	(27,242)	(1,548,435)
HSBC Holdings plc (ADR)	(13,700)	(679,931)
Huntington Bancshares, Inc./OH	(463,900)	(5,037,954)
ING Groep N.V. (ADR)*	(37)	(567)
Investors Bancorp, Inc.	(113,600)	(1,345,024)
Itau Unibanco Holding S.A. (ADR)	(105,948)	(1,358,253)
JPMorgan Chase & Co.	(22,200)	(1,404,372)
KeyCorp	(61,100)	(882,895)
LegacyTexas Financial Group, Inc.	(4,374)	(111,318)
PNC Financial Services Group, Inc./The	(85,272)	(7,822,000)
Regions Financial Corp.	(178,877)	(1,758,361)
Royal Bank of Canada	(27,312)	(1,815,702)
Signature Bank/NY*	(1,700)	(227,953)
SunTrust Banks, Inc.	(60,200)	(2,498,300)
SVB Financial Group*	(4,300)	(570,868)
Toronto-Dominion Bank./The	(28,344)	(1,308,359)
U.S. Bancorp	(15,094)	(647,080)
Wells Fargo & Co.	(23,681)	(1,304,823)
Westamerica Bancorp	(24,061)	(1,047,856)
		(48,562,756)
Beverages — (0.8%)
Anheuser-Busch InBev N.V. (ADR)	(15,356)	(1,843,334)
Brown-Forman Corp., Class B	(17,900)	(1,615,117)
Coca-Cola Co./The	(34,194)	(1,386,909)
Constellation Brands, Inc., Class A*	(2,100)	(243,474)
Crimson Wine Group Ltd.*	(3,564)	(33,145)
Diageo plc (ADR)	(10,347)	(1,148,724)

See Accompanying Notes to the Consolidated Financial Statements.

22

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Beverages (continued)
Fomento Economico Mexicano SAB de CV (ADR)*	(7,769)	$(703,017)
PepsiCo, Inc.	(10,058)	(956,717)
		(7,930,437)
Biotechnology — (1.5%)
ACADIA Pharmaceuticals, Inc.*	(47,236)	(1,614,054)
Acorda Therapeutics, Inc.*	(1,292)	(38,850)
Advaxis, Inc.*	(3,700)	(62,197)
Alkermes plc*	(32,068)	(1,775,605)
Amgen, Inc.	(300)	(47,373)
Biogen, Inc.*	(4,788)	(1,790,377)
Bluebird Bio, Inc.*	(600)	(79,914)
Celgene Corp.*	(16,232)	(1,754,030)
Celldex Therapeutics, Inc.*	(1,800)	(43,200)
Cepheid*	(23,981)	(1,345,334)
Dyax Corp.*	(2,900)	(69,339)
Esperion Therapeutics, Inc.*	(700)	(66,591)
Exact Sciences Corp.*	(44,355)	(927,019)
Isis Pharmaceuticals, Inc.*	(27,124)	(1,538,473)
Ligand Pharmaceuticals, Inc.*	(4,751)	(368,868)
Neurocrine Biosciences, Inc.*	(23,025)	(784,922)
OvaScience, Inc.*	(2,700)	(66,812)
Regeneron Pharmaceuticals, Inc.*	(100)	(45,746)
Repligen Corp.*	(4,345)	(128,221)
Synageva BioPharma Corp.*	(2,384)	(219,233)
United Therapeutics Corp.*	(5,136)	(820,168)
Vertex Pharmaceuticals, Inc.*	(10,599)	(1,306,645)
ZIOPHARM Oncology, Inc.*	(8,000)	(70,480)
		(14,963,451)
Building Products — (0.8%)
Allegion plc	(10,900)	(666,535)
AO Smith Corp.	(6,416)	(409,982)
Apogee Enterprises, Inc.	(5,614)	(295,409)
Armstrong World Industries, Inc.*	(5,023)	(274,959)
Fortune Brands Home & Security, Inc.	(44,475)	(1,983,585)
Lennox International, Inc.	(6,835)	(724,237)
Masco Corp.	(71,000)	(1,880,790)
Owens Corning	(7,700)	(297,682)
USG Corp.*	(50,283)	(1,334,511)
		(7,867,690)

	SHARES	VALUE

Capital Markets — (2.8%)
Affiliated Managers Group, Inc.*	(1,654)	$(374,019)
Ameriprise Financial, Inc.	(10,812)	(1,354,527)
BlackRock, Inc.	(13,900)	(5,058,766)
Charles Schwab Corp./The	(59,700)	(1,820,850)
Credit Suisse Group AG (ADR)	(22,137)	(570,471)
Deutsche Bank AG	(10,300)	(330,630)
E*TRADE Financial Corp.*	(24,355)	(701,181)
Eaton Vance Corp.	(25,404)	(1,043,596)
Federated Investors, Inc., Class B	(10,904)	(375,098)
Financial Engines, Inc.	(9,655)	(407,151)
Franklin Resources, Inc.	(35,255)	(1,817,748)
Goldman Sachs Group, Inc./The	(6,600)	(1,296,372)
Greenhill & Co., Inc.	(1,489)	(58,890)
Janus Capital Group, Inc.	(74,006)	(1,324,707)
LPL Financial Holdings, Inc.	(5,100)	(206,397)
Morgan Stanley	(43,300)	(1,615,523)
Raymond James Financial, Inc.	(63,926)	(3,613,737)
T Rowe Price Group, Inc.	(47,200)	(3,831,696)
TD Ameritrade Holding Corp.	(60,533)	(2,194,321)
Waddell & Reed Financial, Inc., Class A	(3,200)	(157,824)
		(28,153,504)
Chemicals — (1.8%)
Agrium, Inc.	(1,430)	(148,191)
Airgas, Inc.	(4,663)	(472,269)
Albemarle Corp.	(24,300)	(1,450,710)
Axiall Corp.	(20,431)	(833,585)
Celanese Corp.	(23,600)	(1,566,096)
CF Industries Holdings, Inc.	(5,494)	(1,579,360)
Ecolab, Inc.	(3,356)	(375,805)
EI du Pont de Nemours & Co.	(72,700)	(5,321,640)
FMC Corp.	(14,800)	(877,788)
LyondellBasell Industries
N.V., Class A	(7,028)	(727,539)
Methanex Corp.	(4,973)	(299,424)
Monsanto Co.	(6,841)	(779,600)
Olin Corp.	(17,959)	(530,329)
Potash Corp of Saskatchewan, Inc.	(11,211)	(365,927)
Sociedad Quimica y Minera de Chile S.A. (ADR)	(320)	(6,989)

See Accompanying Notes to the Consolidated Financial Statements.

23

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Chemicals (continued)
Syngenta AG (ADR)	(1,457)	$(97,677)
Valspar Corp./The	(22,423)	(1,818,505)
W.R. Grace & Co.*	(3,400)	(328,848)
		(17,580,282)
Commercial Services & Supplies — (0.3%)
ADT Corp./The	(2,779)	(104,490)
Brady Corp., Class A	(10,198)	(271,573)
Brink’s Co./The	(8,893)	(235,398)
Cintas Corp.	(4,475)	(357,776)
Copart, Inc.*	(3,190)	(113,468)
Ritchie Bros Auctioneers, Inc.	(10,286)	(260,133)
Stericycle, Inc.*	(15,100)	(2,014,793)
		(3,357,631)
Communications Equipment — (0.9%)
ADTRAN, Inc.	(10,267)	(170,535)
ARRIS Group, Inc.*	(49,368)	(1,662,467)
Brocade Communications Systems, Inc.	(31,300)	(353,690)
Cisco Systems, Inc.	(60,496)	(1,744,100)
CommScope Holding Co., Inc.*	(5,700)	(168,207)
Finisar Corp.*	(41,327)	(840,178)
Ixia*	(2,392)	(28,656)
JDS Uniphase Corp.*	(6,358)	(80,492)
Juniper Networks, Inc.	(51,300)	(1,355,859)
Nokia OYJ (ADR)	(152,633)	(1,004,325)
QUALCOMM, Inc.	(6,800)	(462,400)
Sierra Wireless, Inc.*	(15,219)	(534,796)
Telefonaktiebolaget LM Ericsson (ADR)	(42,658)	(465,825)
Ubiquiti Networks, Inc.	(17,808)	(508,775)
		(9,380,305)
Construction & Engineering — (0.5%)
Chicago Bridge & Iron Co. N.V.	(24,604)	(1,172,380)
Jacobs Engineering Group, Inc.*	(63,200)	(2,708,752)
MasTec, Inc.*	(26,139)	(468,934)
Quanta Services, Inc.*	(10,000)	(289,100)
		(4,639,166)
Construction Materials — (0.3%)
Cemex SAB de CV (ADR)*	(263,627)	(2,536,093)

	SHARES	VALUE

Consumer Finance — (0.3%)
Ally Financial, Inc.*	(43,600)	$(954,404)
American Express Co.	(16,000)	(1,239,200)
PRA Group, Inc.*	(9,079)	(497,302)
SLM Corp.*	(42,768)	(435,806)
		(3,126,712)
Containers & Packaging — (0.6%)
Avery Dennison Corp.	(17,603)	(978,551)
Ball Corp.	(24,628)	(1,807,941)
Crown Holdings, Inc.*	(20,394)	(1,106,578)
Greif, Inc., Class A	(5,200)	(211,952)
Owens-Illinois, Inc.*	(4,200)	(100,422)
Packaging Corp of America	(178)	(12,316)
Rock Tenn Co., Class A	(28,120)	(1,770,998)
		(5,988,758)
Distributors — (0.0%)†
LKQ Corp.*	(900)	(24,363)

Diversified Consumer Services — (0.2%)
Apollo Education Group, Inc., Class A*	(27,487)	(461,369)
H&R Block, Inc.	(58,259)	(1,761,752)
		(2,223,121)
Diversified Financial Services — (0.9%)
CBOE Holdings, Inc.	(12,465)	(701,406)
CME Group, Inc.	(25,100)	(2,281,841)
Intercontinental Exchange, Inc.	(12,200)	(2,739,266)
Leucadia National Corp.	(9,600)	(228,192)
McGraw Hill Financial, Inc.	(6,100)	(636,230)
MSCI, Inc.	(11,400)	(697,566)
NASDAQ OMX Group, Inc./The	(32,489)	(1,579,940)
PHH Corp.*	(8,184)	(205,582)
		(9,070,023)
Diversified Telecommunication Services — (0.4%)
8x8, Inc.*	(16,838)	(146,996)
BCE, Inc.	(26,041)	(1,148,668)
CenturyLink, Inc.	(49,959)	(1,796,526)
China Unicom Hong Kong Ltd. (ADR)*	(9,773)	(183,635)
Telefonica Brasil S.A. (ADR)	(36,908)	(606,029)
		(3,881,854)

See Accompanying Notes to the Consolidated Financial Statements.

24

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Electric Utilities — (1.2%)
ALLETE, Inc.	(2,396)	$(120,519)
Cia Paranaense de Energia (ADR)	(3,030)	(33,148)
CPFL Energia S.A. (ADR)	(8,723)	(113,574)
Duke Energy Corp.	(23,428)	(1,817,310)
Entergy Corp.	(45,718)	(3,528,515)
Eversource Energy	(36,386)	(1,774,181)
Exelon Corp.	(52,687)	(1,792,412)
FirstEnergy Corp.	(14,445)	(518,720)
Portland General Electric Co.	(4,187)	(147,215)
Southern Co./The	(37,293)	(1,652,080)
		(11,497,674)
Electrical Equipment — (1.8%)
ABB Ltd. (ADR)*	(35,191)	(766,108)
AMETEK, Inc.	(75,100)	(3,936,742)
Babcock & Wilcox Co./The	(4,938)	(159,596)
Eaton Corp. plc	(4,514)	(310,247)
Emerson Electric Co.	(31,097)	(1,829,436)
Encore Wire Corp.	(6,566)	(295,536)
Generac Holdings, Inc.*	(14,529)	(605,714)
Rockwell Automation, Inc.	(49,158)	(5,830,139)
Sensata Technologies Holding N.V.*	(29,036)	(1,603,078)
SolarCity Corp.*	(44,368)	(2,664,298)
		(18,000,894)
Electronic Equipment, Instruments & Components — (0.4%)
Agilysys, Inc.*	(24,002)	(225,859)
Belden, Inc.	(135)	(11,333)
Cognex Corp.*	(4,956)	(222,475)
Hollysys Automation Technologies Ltd.	(6,433)	(141,333)
Ingram Micro, Inc., Class A*	(27,000)	(679,320)
IPG Photonics Corp.*	(5,341)	(473,106)
Maxwell Technologies, Inc.*	(12,799)	(71,674)
SYNNEX Corp.	(674)	(51,561)
Tech Data Corp.*	(2,964)	(167,081)
Trimble Navigation Ltd.*	(43,934)	(1,117,242)
Universal Display Corp.*	(3,359)	(148,031)
Zebra Technologies Corp., Class A*	(5,057)	(465,648)
		(3,774,663)

	SHARES	VALUE

Energy Equipment & Services — (1.8%)
Bristow Group, Inc.	(10,750)	$(667,898)
Cameron International Corp.*	(15,594)	(854,863)
Core Laboratories N.V.	(14,198)	(1,863,913)
Diamond Offshore Drilling, Inc.	(81,534)	(2,728,943)
Ensco plc, Class A	(53,522)	(1,460,080)
Exterran Holdings, Inc.	(17,064)	(632,562)
FMC Technologies, Inc.*	(2,500)	(110,250)
Halliburton Co.	(4,300)	(210,485)
Helmerich & Payne, Inc.	(23,600)	(1,840,092)
National Oilwell Varco, Inc.	(349)	(18,989)
Oil States International, Inc.*	(28,817)	(1,371,401)
RPC, Inc.	(8,824)	(140,390)
Schlumberger Ltd.	(19,490)	(1,843,949)
Superior Energy Services, Inc.	(13,880)	(353,940)
Tenaris S.A. (ADR)	(12,300)	(378,225)
Weatherford International plc*	(230,854)	(3,358,926)
		(17,834,906)
Food & Staples Retailing — (1.0%)
Costco Wholesale Corp.	(44,613)	(6,381,890)
Kroger Co./The	(23,651)	(1,629,790)
PriceSmart, Inc.	(2,018)	(162,368)
Rite Aid Corp.*	(3,517)	(27,116)
Roundy’s, Inc.*	(30,807)	(155,267)
United Natural Foods, Inc.*	(8,665)	(584,541)
Walgreens Boots Alliance, Inc.	(10,177)	(843,979)
		(9,784,951)
Food Products — (2.0%)
BRF S.A. (ADR)	(34,829)	(747,779)
Bunge Ltd.	(1,800)	(155,466)
Campbell Soup Co.	(76,200)	(3,406,902)
ConAgra Foods, Inc.	(43,342)	(1,566,813)
Flowers Foods, Inc.	(19,534)	(436,390)
Hain Celestial Group, Inc./The*	(15,022)	(904,925)
JM Smucker Co./The	(46,700)	(5,413,464)
Kellogg Co.	(24,111)	(1,526,950)
Lancaster Colony Corp.	(2,380)	(213,391)
McCormick & Co., Inc.	(44,900)	(3,380,970)
Sanderson Farms, Inc.	(18,669)	(1,402,415)
Tootsie Roll Industries, Inc.	(17,229)	(533,754)
		(19,689,219)

See Accompanying Notes to the Consolidated Financial Statements.

25

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Gas Utilities — (0.2%)
AGL Resources, Inc.	(12,900)	$(648,483)
Atmos Energy Corp.	(6,079)	(328,266)
National Fuel Gas Co.	(12,634)	(814,261)
		(1,791,010)
Health Care Equipment & Supplies — (1.7%)
Abaxis, Inc.	(2,217)	(141,888)
Align Technology, Inc.*	(18,617)	(1,095,424)
Baxter International, Inc.	(24,444)	(1,680,281)
Boston Scientific Corp.*	(3,800)	(67,716)
Cantel Medical Corp.	(3,141)	(140,685)
CONMED Corp.	(2,785)	(139,891)
Cooper Cos., Inc./The	(2,165)	(385,522)
DENTSPLY International, Inc.	(13,508)	(688,908)
Hill-Rom Holdings, Inc.	(13,536)	(675,988)
Hologic, Inc.*	(33,472)	(1,129,345)
ICU Medical, Inc.*	(1,573)	(132,714)
IDEXX Laboratories, Inc.*	(6,229)	(780,930)
Insulet Corp.*	(25,458)	(759,921)
Intuitive Surgical, Inc.*	(400)	(198,392)
Meridian Bioscience, Inc.	(7,274)	(128,895)
Merit Medical Systems, Inc.*	(7,301)	(141,712)
Neogen Corp.*	(17,667)	(786,888)
Novadaq Technologies, Inc.*	(15,123)	(163,480)
NxStage Medical, Inc.*	(8,149)	(149,371)
ResMed, Inc.	(30,660)	(1,960,400)
Sirona Dental Systems, Inc.*	(10,193)	(945,401)
Spectranetics Corp./The*	(7,857)	(201,532)
STAAR Surgical Co.*	(18,193)	(161,008)
STERIS Corp.	(2,129)	(141,579)
Varian Medical Systems, Inc.*	(5,329)	(473,482)
Vascular Solutions, Inc.*	(4,224)	(135,421)
West Pharmaceutical Services, Inc.	(5,566)	(296,557)
Wright Medical Group, Inc.*	(47,817)	(1,213,117)
Zimmer Holdings, Inc.	(15,742)	(1,729,101)
		(16,645,549)
Health Care Providers & Services — (1.5%)
Aetna, Inc.	(14,963)	(1,599,096)
Amsurg Corp.*	(11,945)	(749,190)
Brookdale Senior Living, Inc.*	(44,961)	(1,628,937)
	SHARES	VALUE

Health Care Providers & Services (continued)
Catamaran Corp.*	(5,300)	$(314,555)
Community Health Systems, Inc.*	(28,563)	(1,533,262)
DaVita HealthCare Partners, Inc.*	(19,862)	(1,610,808)
Express Scripts Holding Co.*	(7,885)	(681,264)
HCA Holdings, Inc.*	(7,501)	(555,149)
HealthSouth Corp.	(1,056)	(47,752)
Henry Schein, Inc.*	(10,805)	(1,481,366)
Humana, Inc.	(17,534)	(2,903,630)
Laboratory Corp of America Holdings*	(4,700)	(561,932)
LifePoint Hospitals, Inc.*	(2,668)	(199,780)
Molina Healthcare, Inc.*	(16,724)	(990,563)
Select Medical Holdings Corp.	(17,667)	(257,055)
Universal Health Services, Inc., Class B	(1,697)	(198,464)
		(15,312,803)
Health Care Technology — (0.2%)
Allscripts Healthcare Solutions, Inc.*	(92,370)	(1,228,521)
athenahealth, Inc.*	(1,617)	(198,341)
HMS Holdings Corp.*	(16,764)	(285,156)
Veeva Systems, Inc., Class A*	(5,000)	(132,750)
		(1,844,768)
Hotels, Restaurants & Leisure — (1.9%)
Aramark	(8,800)	(270,424)
Bob Evans Farms, Inc.	(2,485)	(106,905)
Boyd Gaming Corp.*	(18,445)	(243,474)
Brinker International, Inc.	(7,591)	(420,314)
Buffalo Wild Wings, Inc.*	(2,508)	(399,524)
Cheesecake Factory, Inc./The	(19,395)	(972,271)
Cracker Barrel Old Country Store, Inc.	(2,485)	(329,213)
Dunkin’ Brands Group, Inc.	(4,234)	(220,634)
Hilton Worldwide Holdings, Inc.*	(13,600)	(393,856)
Krispy Kreme Doughnuts, Inc.*	(15,206)	(270,667)
Las Vegas Sands Corp.	(32,366)	(1,711,514)
Marriott International, Inc., Class A	(21,909)	(1,753,816)
McDonald’s Corp.	(18,939)	(1,828,560)

See Accompanying Notes to the Consolidated Financial Statements.

26

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Hotels, Restaurants & Leisure (continued)
Melco Crown Entertainment Ltd. (ADR)	(81,439)	$(1,662,984)
MGM Resorts International*	(47,428)	(1,003,102)
Panera Bread Co., Class A*	(18,181)	(3,317,669)
Papa John’s International, Inc.	(5,786)	(355,087)
Royal Caribbean Cruises Ltd.	(26,247)	(1,786,371)
Six Flags Entertainment Corp.	(4,437)	(208,628)
Starwood Hotels & Resorts Worldwide, Inc.	(5,300)	(455,535)
Texas Roadhouse, Inc.	(13,379)	(449,534)
Wendy’s Co./The	(41,978)	(424,817)
Wynn Resorts Ltd.	(4,300)	(477,601)
Zoe’s Kitchen, Inc.*	(6,175)	(189,140)
		(19,251,640)
Household Durables — (1.4%)
Garmin Ltd.	(27,519)	(1,243,584)
Jarden Corp.*	(2,900)	(148,422)
KB Home	(30,500)	(441,945)
Meritage Homes Corp.*	(15,891)	(679,658)
Mohawk Industries, Inc.*	(10,485)	(1,819,147)
Newell Rubbermaid, Inc.	(121,300)	(4,625,169)
Ryland Group, Inc./The	(19,600)	(807,912)
Sony Corp. (ADR)*	(46,063)	(1,392,484)
Tempur Sealy International, Inc.*	(14,433)	(879,114)
Whirlpool Corp.	(10,263)	(1,802,183)
		(13,839,618)
Household Products — (0.4%)
Church & Dwight Co., Inc.	(14,800)	(1,201,316)
Colgate-Palmolive Co.	(28,150)	(1,893,932)
Energizer Holdings, Inc.	(4,000)	(546,480)
WD-40 Co.	(6,597)	(534,093)
		(4,175,821)
Independent Power and Renewable
Electricity Producers — (0.6%)
AES Corp.	(319,900)	(4,238,675)
Calpine Corp.*	(15,600)	(340,236)
Dynegy, Inc.*	(27,958)	(930,163)
TerraForm Power, Inc., Class A*	(5,200)	(205,556)
		(5,714,630)
	SHARES	VALUE

Industrial Conglomerates — (0.3%)
3M Co.	(11,706)	$(1,830,701)
Raven Industries, Inc.	(11,443)	(228,174)
Roper Technologies, Inc.	(4,500)	(756,765)
		(2,815,640)
Insurance — (1.7%)
ACE Ltd.	(5,522)	(590,799)
Aflac, Inc.	(22,100)	(1,393,184)
American International Group, Inc.	(27,681)	(1,558,163)
AmTrust Financial Services, Inc.	(12,460)	(740,996)
Assurant, Inc.	(7,457)	(458,307)
Assured Guaranty Ltd.	(39,040)	(1,014,650)
Brown & Brown, Inc.	(15,517)	(495,768)
China Life Insurance Co., Ltd. (ADR)	(5,658)	(411,167)
Chubb Corp./The	(18,559)	(1,825,278)
Citizens, Inc.*	(61,005)	(344,068)
Erie Indemnity Co., Class A	(10,978)	(908,429)
First American Financial Corp.	(11,795)	(410,348)
FNF Group	(28,698)	(1,032,841)
Genworth Financial, Inc., Class A*	(41,089)	(361,172)
Loews Corp.	(22,431)	(934,027)
MBIA, Inc.*	(44,752)	(391,580)
Mercury General Corp.	(3,582)	(196,795)
Prudential Financial, Inc.	(378)	(30,845)
Reinsurance Group of America, Inc.	(3,024)	(277,059)
RLI Corp.	(26,960)	(1,338,834)
Travelers Cos., Inc./The	(8,878)	(897,655)
Willis Group Holdings plc	(900)	(43,767)
WR Berkley Corp.	(15,163)	(742,835)
XL Group plc	(5,623)	(208,501)
		(16,607,068)
Internet & Catalog Retail — (0.6%)
Amazon.com, Inc.*	(4,887)	(2,061,239)
Expedia, Inc.	(5,100)	(480,573)
JD.com, Inc. (ADR)*	(100)	(3,356)
Netflix, Inc.*	(2,933)	(1,632,214)
Priceline Group, Inc./The*	(1,343)	(1,662,379)
TripAdvisor, Inc.*	(2,800)	(225,372)
		(6,065,133)

See Accompanying Notes to the Consolidated Financial Statements.

27

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Internet Software & Services — (1.5%)
Akamai Technologies, Inc.*	(11,100)	$(818,958)
Alibaba Group Holding Ltd. (ADR)*	(8,800)	(715,352)
Baidu, Inc. (ADR)*	(8,383)	(1,678,947)
CoStar Group, Inc.*	(1,600)	(327,088)
Dealertrack Technologies, Inc.*	(12,475)	(490,392)
eBay, Inc.*	(44,100)	(2,569,266)
Equinix, Inc.	(2,400)	(614,232)
Gogo, Inc.*	(5,767)	(121,914)
Google, Inc., Class A*	(1,818)	(997,664)
j2 Global, Inc.	(1,502)	(104,194)
MercadoLibre, Inc.	(5,075)	(722,325)
NetEase, Inc. (ADR)	(14,700)	(1,884,393)
Qihoo 360 Technology Co., Ltd. (ADR)*	(12,491)	(753,207)
Rackspace Hosting, Inc.*	(6,875)	(370,563)
WebMD Health Corp.*	(4,491)	(198,278)
Xoom Corp.*	(2,602)	(45,977)
Yahoo!, Inc.*	(4,400)	(187,286)
Yelp, Inc.*	(14,300)	(563,277)
Zillow Group, Inc., Class A*	(20,075)	(1,960,123)
		(15,123,436)
IT Services — (2.1%)
Cardtronics, Inc.*	(1,555)	(58,670)
CGI Group, Inc., Class A*	(3,479)	(146,362)
CoreLogic, Inc.*	(8,155)	(318,942)
Fidelity National Information Services, Inc.	(28,484)	(1,779,965)
Fiserv, Inc.*	(18,938)	(1,469,589)
FleetCor Technologies, Inc.*	(11,356)	(1,827,067)
Gartner, Inc.*	(9,013)	(747,899)
Infosys Ltd. (ADR)	(58,989)	(1,827,479)
International Business Machines Corp.	(18,980)	(3,251,084)
MasterCard, Inc., Class A	(46,165)	(4,164,545)
Paychex, Inc.	(2,532)	(122,523)
Sabre Corp.	(49,000)	(1,219,610)
Teradata Corp.*	(45,706)	(2,010,607)
Total System Services, Inc.	(5,600)	(221,536)
Visa, Inc., Class A	(5,601)	(369,946)
Western Union Co./The	(44,928)	(911,140)
WEX, Inc.*	(2,769)	(312,094)
		(20,759,058)
	SHARES	VALUE

Leisure Products — (0.2%)
Black Diamond, Inc.*	(18,611)	$(167,685)
Hasbro, Inc.	(5,788)	(409,733)
Mattel, Inc.	(52,427)	(1,476,344)
		(2,053,762)
Life Sciences Tools & Services — (0.3%)
Affymetrix, Inc.*	(10,912)	(132,363)
Charles River Laboratories International, Inc.*	(6,610)	(457,148)
Luminex Corp.*	(21,085)	(327,239)
PAREXEL International Corp.*	(12,947)	(823,105)
Thermo Fisher Scientific, Inc.	(3,275)	(411,602)
WuXi PharmaTech Cayman, Inc. (ADR)*	(11,748)	(507,161)
		(2,658,618)
Machinery — (3.3%)
AGCO Corp.	(4,900)	(252,399)
Altra Industrial Motion Corp.	(16,338)	(430,833)
Caterpillar, Inc.	(27,913)	(2,425,081)
CIRCOR International, Inc.	(1,653)	(90,320)
CLARCOR, Inc.	(3,700)	(240,500)
Colfax Corp.*	(77,020)	(3,819,422)
Crane Co.	(451)	(27,561)
Deere & Co.	(10,107)	(914,886)
Donaldson Co., Inc.	(1,447)	(54,074)
Dover Corp.	(30,826)	(2,334,145)
Flowserve Corp.	(12,779)	(747,955)
Gorman-Rupp Co./The	(16,249)	(440,510)
IDEX Corp.	(2,983)	(223,755)
Illinois Tool Works, Inc.	(19,310)	(1,807,030)
Ingersoll-Rand plc	(46,600)	(3,068,144)
ITT Corp.	(4,354)	(172,636)
Lincoln Electric Holdings, Inc.	(2,741)	(183,263)
Lindsay Corp.	(1,998)	(158,222)
Manitowoc Co., Inc./The	(57,233)	(1,129,207)
Middleby Corp./The*	(2,600)	(263,484)
Oshkosh Corp.	(15,497)	(834,358)
Pall Corp.	(14,380)	(1,399,462)
Parker-Hannifin Corp.	(31,758)	(3,790,635)
Pentair plc	(58,178)	(3,615,763)
SPX Corp.	(9,123)	(702,471)
Stanley Black & Decker, Inc.	(6,379)	(629,607)
Sun Hydraulics Corp.	(12,852)	(500,071)

See Accompanying Notes to the Consolidated Financial Statements.

28

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Machinery (continued)
Titan International, Inc.	(26,948)	$(279,990)
Trinity Industries, Inc.	(21,522)	(583,031)
Valmont Industries, Inc.	(2,382)	(300,180)
Wabash National Corp.*	(8,324)	(116,702)
WABCO Holdings, Inc.*	(1,819)	(226,374)
Xylem, Inc.	(10,900)	(403,518)
		(32,165,589)
Marine — (0.1%)
Kirby Corp.*	(7,721)	(606,330)
Media — (1.3%)
Cablevision Systems Corp., Class A	(54,133)	(1,081,577)
Charter Communications, Inc., Class A*	(100)	(18,706)
DISH Network Corp., Class A*	(6,274)	(424,499)
Grupo Televisa SAB (ADR)*	(9,221)	(335,737)
IMAX Corp.*	(13,109)	(489,752)
Liberty Global plc*	(400)	(20,180)
Liberty Global plc, Class A*	(500)	(26,070)
Omnicom Group, Inc.	(7,533)	(570,700)
Regal Entertainment Group, Class A	(18,482)	(406,604)
Scripps Networks Interactive, Inc., Class A	(57,415)	(4,011,012)
Sinclair Broadcast Group, Inc., Class A	(10,063)	(308,330)
Thomson Reuters Corp.	(19,643)	(806,542)
Tribune Media Co., Class A	(3,500)	(196,245)
Viacom, Inc., Class B	(8,200)	(569,490)
Walt Disney Co./The	(29,501)	(3,207,349)
		(12,472,793)
Metals & Mining — (1.2%)
Allegheny Technologies, Inc.	(28,189)	(958,144)
AM Castle & Co.*	(23,749)	(93,096)
AngloGold Ashanti Ltd. (ADR)*	(18,800)	(213,004)
ArcelorMittal (NYRS)	(160,645)	(1,717,295)
Barrick Gold Corp.	(11,600)	(151,032)
BHP Billiton Ltd. (ADR)	(35,418)	(1,816,589)
Century Aluminum Co.*	(29,477)	(379,959)
Franco-Nevada Corp.	(22,360)	(1,158,919)
Rio Tinto plc (ADR)	(47,224)	(2,115,163)
Royal Gold, Inc.	(9,591)	(618,907)
Southern Copper Corp.	(42,700)	(1,391,166)
	SHARES	VALUE

Metals & Mining (continued)
Stillwater Mining Co.*	(29,116)	$(391,028)
United States Steel Corp.	(1,016)	(24,404)
Vale S.A. (ADR)	(151,000)	(1,159,680)
		(12,188,386)
Multiline Retail — (0.5%)
Big Lots, Inc.	(13,700)	(624,309)
Dillard’s, Inc., Class A	(4,206)	(553,467)
Dollar Tree, Inc.*	(25,660)	(1,960,681)
Kohl’s Corp.	(200)	(14,330)
Macy’s, Inc.	(18,600)	(1,202,118)
Target Corp.	(9,576)	(754,876)
		(5,109,781)
Multi-Utilities — (1.8%)
Alliant Energy Corp.	(3,700)	(223,739)
Consolidated Edison, Inc.	(12,327)	(758,727)
Dominion Resources, Inc.	(75,600)	(5,419,008)
National Grid plc (ADR)	(15,166)	(1,022,643)
NiSource, Inc.	(33,000)	(1,432,860)
NorthWestern Corp.	(1,013)	(52,767)
Public Service Enterprise Group, Inc.	(139,800)	(5,807,292)
SCANA Corp.	(26,258)	(1,391,149)
Wisconsin Energy Corp.	(43,332)	(2,128,468)
		(18,236,653)
Oil, Gas & Consumable Fuels — (4.7%)
Anadarko Petroleum Corp.	(2,990)	(281,359)
Antero Resources Corp.*	(3,100)	(137,361)
Bonanza Creek Energy, Inc.*	(7,800)	(214,968)
BP plc (ADR)	(36,411)	(1,571,499)
Cabot Oil & Gas Corp.	(41,800)	(1,413,676)
Cenovus Energy, Inc.	(4,062)	(76,447)
Cheniere Energy, Inc.*	(900)	(68,841)
Chesapeake Energy Corp.	(31,525)	(497,149)
Chevron Corp.	(1,100)	(122,166)
Cimarex Energy Co.	(3,013)	(374,817)
Clean Energy Fuels Corp.*	(62,847)	(620,300)
CNOOC Ltd. (ADR)	(65)	(11,131)
Concho Resources, Inc.*	(400)	(50,664)
Continental Resources, Inc.*	(37,933)	(1,996,414)
CVR Energy, Inc.	(6,463)	(258,779)
Denbury Resources, Inc.	(18,869)	(166,236)
Devon Energy Corp.	(26,650)	(1,817,796)
Ecopetrol S.A. (ADR)*	(11,173)	(191,282)
Enbridge, Inc.	(27,661)	(1,447,500)
Encana Corp.	(44,582)	(633,510)

See Accompanying Notes to the Consolidated Financial Statements.

29

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Oil, Gas & Consumable Fuels (continued)
EQT Corp.	(100)	$(8,994)
Exxon Mobil Corp.	(16,739)	(1,462,486)
Gulfport Energy Corp.*	(27,100)	(1,326,274)
Hess Corp.	(3,418)	(262,844)
InterOil Corp.*	(1,788)	(92,440)
Kinder Morgan, Inc.	(128,400)	(5,514,780)
Laredo Petroleum, Inc.*	(67,100)	(1,060,180)
Matador Resources Co.*	(7,600)	(210,672)
Newfield Exploration Co.*	(46,296)	(1,816,655)
Oasis Petroleum, Inc.*	(105,301)	(1,889,100)
ONEOK, Inc.	(33,200)	(1,596,920)
Petroleo Brasileiro S.A. (ADR)*	(105,477)	(1,002,032)
Pioneer Natural Resources Co.	(3,300)	(570,174)
QEP Resources, Inc.	(20,600)	(463,500)
Range Resources Corp.	(37,243)	(2,367,165)
Rice Energy, Inc.*	(8,400)	(206,892)
Rosetta Resources, Inc.*	(43,214)	(986,576)
Ship Finance International Ltd.	(8,823)	(139,050)
SM Energy Co.	(9,000)	(521,730)
Southwestern Energy Co.*	(35,307)	(989,655)
Spectra Energy Corp.	(119,723)	(4,459,682)
Statoil ASA (ADR)	(69,443)	(1,474,275)
Targa Resources Corp.	(17,199)	(1,805,379)
Teekay Corp.	(7,407)	(368,202)
Tesoro Corp.	(21,170)	(1,817,021)
TransCanada Corp.	(34,133)	(1,584,454)
Williams Cos., Inc./The	(2,000)	(102,380)
YPF S.A. (ADR)	(31,039)	(947,931)
		(46,999,338)
Paper & Forest Products — (0.4%)
Deltic Timber Corp.	(14,363)	(919,232)
Domtar Corp.	(34,852)	(1,506,304)
International Paper Co.	(1,145)	(61,509)
KapStone Paper and Packaging Corp.	(15,675)	(438,116)
Louisiana-Pacific Corp.*	(39,500)	(601,980)
Wausau Paper Corp.	(22,361)	(208,405)
		(3,735,546)
Personal Products — (0.2%)
Elizabeth Arden, Inc.*	(11,885)	(167,222)
Herbalife Ltd.*	(43,430)	(1,803,214)
Nu Skin Enterprises, Inc., Class A	(4,100)	(231,855)
		(2,202,291)
	SHARES	VALUE

Pharmaceuticals — (1.3%)
AbbVie, Inc.	(27,998)	$(1,810,351)
Actavis plc*	(7,875)	(2,227,522)
Akorn, Inc.*	(39,484)	(1,644,114)
Bristol-Myers Squibb Co.	(2,400)	(152,952)
Cempra, Inc.*	(2,200)	(69,278)
Dr Reddy’s Laboratories Ltd. (ADR)	(4,354)	(226,321)
Endo International plc*	(200)	(16,813)
Horizon Pharma plc*	(1,700)	(47,804)
Impax Laboratories, Inc.*	(18,042)	(816,581)
Medicines Co./The*	(8,600)	(220,246)
Nektar Therapeutics*	(3,293)	(31,349)
Novartis AG (ADR)	(10,990)	(1,118,782)
Novo Nordisk A/S (ADR)	(26,161)	(1,472,079)
Pacira Pharmaceuticals, Inc.*	(20,018)	(1,370,833)
Pfizer, Inc.	(24,500)	(831,285)
Valeant Pharmaceuticals International, Inc.*	(1,246)	(270,295)
Zoetis, Inc.	(3,034)	(134,770)
		(12,461,375)
Professional Services — (0.2%)
IHS, Inc., Class A*	(3,500)	(439,145)
Paylocity Holding Corp.*	(6,673)	(187,845)
Robert Half International, Inc.	(32,678)	(1,811,995)
		(2,438,985)
Real Estate Investment Trusts (REITs) — (0.8%)
American Realty Capital Properties, Inc.	(133,500)	(1,205,505)
AvalonBay Communities, Inc.	(3,141)	(516,192)
Blackstone Mortgage Trust, Inc., Class A	(20,200)	(620,746)
Douglas Emmett, Inc.	(15,500)	(441,750)
Equity One, Inc.	(18,200)	(448,266)
Essex Property Trust, Inc.	(3,986)	(884,693)
Extra Space Storage, Inc.	(9,300)	(613,149)
Federal Realty Investment Trust	(4,198)	(561,147)
LaSalle Hotel Properties	(200)	(7,338)
Pennsylvania Real Estate Investment Trust	(10,007)	(226,258)
Regency Centers Corp.	(13,106)	(822,795)
Starwood Waypoint Residential Trust	(14,924)	(384,144)
Taubman Centers, Inc.	(2,733)	(196,803)

See Accompanying Notes to the Consolidated Financial Statements.

30

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Real Estate Investment Trusts (REITs) (continued)
Ventas, Inc.	(11,170)	$(769,613)
Wheeler Real Estate Investment Trust, Inc.	(11,484)	(26,987)
		(7,725,386)
Real Estate Management & Development — (0.1%)
Howard Hughes Corp./The*	(2,100)	(311,787)
Realogy Holdings Corp.*	(15,297)	(725,231)
St. Joe Co./The*	(16,130)	(281,468)
		(1,318,486)
Road & Rail — (0.6%)
Avis Budget Group, Inc.*	(9,559)	(517,524)
Hertz Global Holdings, Inc.*	(14,900)	(310,516)
Kansas City Southern	(13,733)	(1,407,495)
Norfolk Southern Corp.	(17,808)	(1,795,937)
Ryder System, Inc.	(300)	(28,608)
Union Pacific Corp.	(11,328)	(1,203,374)
YRC Worldwide, Inc.*	(20,560)	(320,736)
		(5,584,190)
Semiconductors & Semiconductor Equipment — (2.4%)
Advanced Micro Devices, Inc.*	(113,908)	(257,432)
Altera Corp.	(8,400)	(350,112)
Applied Materials, Inc.	(12,300)	(243,417)
Applied Micro Circuits Corp.*	(5,592)	(30,029)
ARM Holdings plc (ADR)	(33,634)	(1,714,998)
ASML Holding N.V. (NYRS)	(16,737)	(1,791,529)
Audience, Inc.*	(8,801)	(41,893)
Canadian Solar, Inc.*	(46,611)	(1,650,029)
Cavium, Inc.*	(13,964)	(904,728)
Cirrus Logic, Inc.*	(29,498)	(996,442)
Cree, Inc.*	(35,283)	(1,117,765)
Entegris, Inc.*	(31,449)	(418,586)
First Solar, Inc.*	(2,600)	(155,142)
Himax Technologies, Inc. (ADR)	(17,327)	(106,041)
Intel Corp.	(24,283)	(790,412)
Lam Research Corp.	(23,622)	(1,785,351)
Micron Technology, Inc.*	(63,384)	(1,782,992)
Silicon Laboratories, Inc.*	(7,109)	(367,322)
Skyworks Solutions, Inc.	(17,935)	(1,654,504)
SunEdison, Inc.*	(66,818)	(1,691,832)
Synaptics, Inc.*	(20,636)	(1,748,282)
	SHARES	VALUE

Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	(73,471)	$(1,795,631)
Texas Instruments, Inc.	(33,397)	(1,810,451)
Veeco Instruments, Inc.*	(1,457)	(42,996)
Xilinx, Inc.	(13,900)	(602,704)
		(23,850,620)
Software — (1.1%)
Activision Blizzard, Inc.	(31,578)	(720,452)
ANSYS, Inc.*	(1,900)	(163,096)
Autodesk, Inc.*	(1,300)	(73,879)
Cadence Design Systems, Inc.*	(23,638)	(440,849)
CDK Global, Inc.	(2,200)	(105,424)
Ellie Mae, Inc.*	(3,919)	(215,545)
FireEye, Inc.*	(42,500)	(1,755,250)
Interactive Intelligence Group, Inc.*	(5,091)	(223,902)
Manhattan Associates, Inc.*	(11,158)	(586,465)
Microsoft Corp.	(37,454)	(1,821,763)
NetSuite, Inc.*	(6,960)	(665,167)
Nuance Communications, Inc.*	(54,051)	(828,602)
Oracle Corp.	(33,722)	(1,470,954)
Red Hat, Inc.*	(2,800)	(210,728)
ServiceNow, Inc.*	(669)	(50,081)
Take-Two Interactive Software, Inc.*	(35,762)	(847,559)
Verint Systems, Inc.*	(8,180)	(502,497)
VMware, Inc., Class A*	(2,900)	(255,490)
Workday, Inc., Class A*	(2,100)	(191,541)
		(11,129,244)
Specialty Retail — (2.5%)
Advance Auto Parts, Inc.	(12,702)	(1,816,386)
Aeropostale, Inc.*	(17,619)	(54,443)
Asbury Automotive Group, Inc.*	(4,032)	(338,809)
Ascena Retail Group, Inc.*	(25,879)	(387,926)
AutoZone, Inc.*	(700)	(470,862)
Barnes & Noble, Inc.*	(8,323)	(182,274)
Bed Bath & Beyond, Inc.*	(24,034)	(1,693,436)
Buckle, Inc./The	(4,746)	(212,621)
Children’s Place, Inc./The	(693)	(42,037)
Conn’s, Inc.*	(30,158)	(843,519)

See Accompanying Notes to the Consolidated Financial Statements.

31

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Specialty Retail (continued)
Finish Line, Inc./The, Class A	(7,527)	$(184,637)
Foot Locker, Inc.	(45,900)	(2,728,755)
Gap, Inc./The	(44,578)	(1,767,072)
Guess?, Inc.	(40,085)	(733,956)
hhgregg, Inc.*	(47,537)	(271,912)
Home Depot, Inc./The	(31,200)	(3,337,776)
Lithia Motors, Inc., Class A	(1,975)	(196,967)
Men’s Wearhouse, Inc./The	(15,758)	(891,745)
O’Reilly Automotive, Inc.*	(700)	(152,481)
Outerwall, Inc.	(10,131)	(673,002)
Pier 1 Imports, Inc.	(28,653)	(362,461)
Rent-A-Center, Inc.	(3,252)	(96,259)
Restoration Hardware Holdings, Inc.*	(2,776)	(239,208)
Ross Stores, Inc.	(17,931)	(1,773,017)
Sally Beauty Holdings, Inc.*	(24,204)	(755,407)
Staples, Inc.	(75,002)	(1,224,033)
Tile Shop Holdings, Inc.*	(3,998)	(51,854)
TJX Cos., Inc./The	(27,669)	(1,785,757)
Tractor Supply Co.	(8,136)	(700,184)
Williams-Sonoma, Inc.	(5,803)	(426,695)
		(24,395,491)
Technology Hardware, Storage & Peripherals — (1.1%)
BlackBerry Ltd.*	(85,905)	(872,795)
EMC Corp.	(67,854)	(1,825,951)
Hewlett-Packard Co.	(55,147)	(1,818,197)
NCR Corp.*	(40,993)	(1,124,848)
SanDisk Corp.	(2,363)	(158,179)
Seagate Technology plc	(31,144)	(1,828,776)
Stratasys Ltd.*	(57,819)	(2,165,321)
Violin Memory, Inc.*	(43,404)	(148,008)
Western Digital Corp.	(8,315)	(812,708)
		(10,754,783)
Textiles, Apparel & Luxury Goods — (1.4%)
Coach, Inc.	(44,500)	(1,700,345)
Crocs, Inc.*	(23,528)	(310,570)
Deckers Outdoor Corp.*	(21,042)	(1,557,108)
Hanesbrands, Inc.	(19,073)	(592,789)
Iconix Brand Group, Inc.*	(40,677)	(1,070,212)
lululemon athletica, Inc.*	(21,624)	(1,376,151)
Michael Kors Holdings Ltd.*	(14,600)	(903,156)
NIKE, Inc., Class B	(500)	(49,420)
PVH Corp.	(4,672)	(482,851)
Ralph Lauren Corp.	(17,000)	(2,267,970)
Skechers U.S.A., Inc., Class A*	(20,199)	$(1,816,294)
	SHARES	VALUE

Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc., Class A*	(20,308)	$(1,574,885)
VF Corp.	(4,300)	(311,449)
		(14,013,200)
Thrifts & Mortgage Finance — (0.1%)
Astoria Financial Corp.	(37,106)	(488,686)
BankFinancial Corp.	(4,188)	(53,606)
Clifton Bancorp, Inc.	(17,510)	(239,011)
New York Community Bancorp, Inc.	(2,846)	(48,923)
People’s United Financial, Inc.	(15,969)	(241,292)
TrustCo Bank Corp.	(15,156)	(101,091)
		(1,172,609)
Tobacco — (0.1%)
Philip Morris International, Inc.	(8,100)	(676,107)
Reynolds American, Inc.	(2,965)	(217,334)
		(893,441)
Trading Companies & Distributors — (0.8%)
AerCap Holdings N.V.*	(23,686)	(1,105,662)
Beacon Roofing Supply, Inc.*	(3,769)	(112,015)
Fastenal Co.	(52,733)	(2,247,480)
GATX Corp.	(2,598)	(141,331)
MSC Industrial Direct Co., Inc., Class A	(9,600)	(682,176)
United Rentals, Inc.*	(14,027)	(1,354,728)
WW Grainger, Inc.	(7,385)	(1,834,656)
		(7,478,048)
Water Utilities — (0.1%)
American Water Works Co., Inc.	(17,665)	(963,096)
Wireless Telecommunication Services — (0.1%)
America Movil SAB de CV (ADR)	(12,551)	(262,190)
SBA Communications Corp., Class A*	(1,000)	(115,820)
Sprint Corp.*	(31,900)	(163,647)
Tim Participacoes S.A. (ADR)	(10,274)	(161,507)
Vodafone Group plc (ADR)	(11,312)	(398,183)
		(1,101,347)
TOTAL COMMON STOCKS (proceeds received $675,386,839)		(677,605,884)

See Accompanying Notes to the Consolidated Financial Statements.

32

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

EXCHANGE TRADED FUNDS — (7.7%)
Consumer Discretionary Select Sector SPDR Fund	(170,302)	$(12,825,443)
Consumer Staples Select Sector SPDR Fund	(188,000)	(9,093,560)
Energy Select Sector SPDR Fund	(33,700)	(2,786,316)
Financial Select Sector SPDR Fund	(70,200)	(1,693,926)
Health Care Select Sector SPDR Fund	(150,373)	(10,778,737)
Industrial Select Sector SPDR Fund	(217,566)	(12,103,196)
iShares Nasdaq Biotechnology ETF	(5,889)	(1,964,924)
iShares Russell 2000 Index Fund	(110,474)	(13,385,030)
Materials Select Sector SPDR Fund	(42,800)	(2,157,976)
SPDR S&P 500 ETF Trust	(4,100)	(854,932)
SPDR S&P Retail ETF	(16,289)	(1,575,635)
Technology Select Sector SPDR Fund	(99,100)	(4,219,678)
Utilities Select Sector SPDR Fund	(52,200)	(2,308,284)
TOTAL EXCHANGE TRADED FUNDS (proceeds received $74,800,660)		(75,747,637)

	PRINCIPAL
	AMOUNT

AGENCY CMO — (0.1%)
U.S. Government Agencies — (0.1%)
Federal National Mortgage Association, 4.50%, 6/25/2045, TBA	$(1,000,000)	(1,087,187)
TOTAL AGENCY CMO (proceeds received $1,087,187)		(1,087,187)
CORPORATE BONDS — (0.3%)
Energy Equipment & Services — (0.3%)
Ensco plc 4.50%, 10/1/2024	(2,800,000)	(2,764,924)
5.20%, 3/15/2025	(560,000)	(578,576)
		(3,343,500)
TOTAL CORPORATE BONDS (proceeds received $3,365,656)		(3,343,500)

	SHARES	VALUE

U.S. GOVERNMENT SECURITIES — (0.8%)
U.S. Treasury Notes 1.50%, 12/31/2018	(6,400,000)	$(6,481,997)
2.00%, 2/15/2025	(1,800,000)	(1,793,671)
TOTAL U.S. GOVERNMENT SECURITIES (proceeds received $(8,147,367)		(8,275,668)

	NO. OF
	WARRANTS

WARRANTS — (0.0%)†
Sears Holdings Corp., expiring 12/15/2019 @ $28*	(933)	(22,150)
TOTAL WARRANTS (cost $—)		(22,150)
TOTAL SECURITIES SOLD SHORT (proceeds received $762,787,709)		(766,082,026)

	CONTRACTS

WRITTEN OPTIONS AND SWAPTIONS — (0.0%)†
Put Options Written — (0.0%)†
Diamond Offshore Drilling, Inc., 5/15/2015 @ 25*	(151)	(1,812)
Lindsay Corp., 5/15/2015 @ 70*	(11)	(275)
SPDR S&P 500 ETF Trust, 6/19/2015 @ 190*	(310)	(23,250)
6/19/2015 @ 197*	(13)	(1,924)
		(27,261)

	NOTIONAL
	AMOUNT
Interest Rate Swaptions — (0.0%)†
Expiring 02/17/2016. If exercised the Fund pays semi-annually 2.19% and receives quarterly floating 3 month LIBOR terminating 2/20/2020, European Style. Counterparty: Morgan Stanley	$(24,500,000)	(160,563)

See Accompanying Notes to the Consolidated Financial Statements.

33

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	NOTIONAL
	AMOUNT	VALUE

Interest Rate Swaptions (continued)
Expiring 2/17/2016. If exercised the Fund pays semi-annually 2.19% and receives quarterly floating 3 month LIBOR terminating 2/20/2020, European Style. Counterparty: Morgan Stanley	$(24,500,000)	$(175,914)
		(336,477)
TOTAL WRITTEN OPTIONS AND SWAPTIONS (premiums received $107,724)		(363,738)
TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD SHORT AND WRITTEN OPTIONS (cost, net of proceeds/ premiums received $381,827,212) — 38.9%		384,560,818
OTHER ASSETS LESS LIABILITIES — 61.1%		605,102,395
NET ASSETS — 100.0%		$989,663,213
*	Non-income producing security.
†	Amount represents less than 0.05%
(a)	All or portion of these securities were on loan. The aggregate market value of such securities is $226,572,556, which was collateralized with the aggregate value of $233,805,543.
(b)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At April 30, 2015, the aggregate amount held in a segregated account was $285,273,012.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be illiquid, representing a net balance of $58,610,883 or 6% of net assets at April 30, 2015.
(d)	Security is perpetual and thus, does not have a predetermined maturity date. The dates shown, if applicable, reflects the next call date.
(e)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on April 30, 2015.

(f)	Issuer is in default.
(g)	Multi-Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2015. Maturity date disclosed is the ultimate maturity date.
(h)	The rate shown is the effective yield at the date of purchase.

Abbreviations:

ADR	—	American Depositary Receipt
CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certificate of Shares
DOP	—	Dominican Peso
EUR	—	Euro
GBP	—	British Pound
IO	—	Interest Only
JPY	—	Japanese Yen
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
NYRS	—	New York Registry Shares
PIK	—	Payment-in Kind Security
Preference shares	—	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	—	Real Estate Investment Trust
TBA	—	To Be Announced; Security is subject to delayed delivery

As of April 30, 2015, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$56,367,442
Aggregate gross unrealized depreciation	(53,633,836)
Net unrealized appreciation	$2,733,606
Federal income tax cost of investments	$381,827,212

See Accompanying Notes to the Consolidated Financial Statements.

34

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2015 (Unaudited)

Futures Contracts Long

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
CAC40 Futures Contracts	EUR	254	5/15/2015	$14,761,625	$14,295,845	$(465,780)
CBOT 10 Year U.S. Treasury Note Futures Contracts	USD	498	6/19/2015	64,108,929	63,930,750	(178,179)
CBOT Soybean Futures Contracts	USD	45	7/14/2015	2,187,373	2,196,000	8,627
CBOT Soybean Meal Futures Contracts	USD	80	7/14/2015	2,514,049	2,528,800	14,751
CBOT Soybean Oil Futures Contracts	USD	103	7/14/2015	1,972,851	1,955,970	(16,881)
CME NASDAQ 100 E-Mini Futures Contracts	USD	92	6/19/2015	8,099,185	8,111,180	11,995
CME New Zealand Futures Contracts	USD	10	6/15/2015	756,924	759,800	2,876
CMX Copper Commodity Futures Contracts	USD	43	7/29/2015	2,964,923	3,102,987	138,064
CMX Gold 100 OZ Futures Contracts	USD	31	6/26/2015	3,734,863	3,665,440	(69,423)
CMX Silver Futures Contracts	USD	29	7/29/2015	2,354,077	2,342,185	(11,892)
DAX Index Futures Contracts	EUR	10	6/19/2015	3,359,999	3,225,246	(134,753)
E-Mini S&P 500 Futures Contracts	USD	107	6/19/2015	11,077,075	11,122,115	45,040
EOE Amsterdam Exchanges Index Futures Contracts	EUR	140	5/15/2015	15,812,737	15,251,446	(561,291)
Eurex 10 Year Euro BUND Futures Contracts	EUR	192	6/8/2015	34,116,770	33,782,513	(334,257)
EURO STOXX 50 Futures Contracts	EUR	410	6/19/2015	16,799,953	16,425,947	(374,006)
EUX Euro-BTP Italian Government Bond Futures Contracts	EUR	3	6/8/2015	473,323	466,140	(7,183)
FTSE China A50 Index Futures Contracts	USD	374	5/28/2015	5,327,122	5,237,870	(89,252)
FTSE/JSE Top 40 Index Futures Contracts	ZAR	27	6/18/2015	1,058,932	1,101,766	42,834
FTSE/MIB Index Futures Contracts	EUR	96	6/19/2015	12,429,263	12,218,404	(210,859)
HKG Hang Seng Index Futures Contracts	HKD	22	5/28/2015	2,077,245	2,053,235	(24,010)
HKG Hang Seng Index Futures Contracts	HKD	46	5/28/2015	8,402,929	8,340,247	(62,682)
ICE Brent Crude Oil Futures Contracts	USD	16	8/14/2015	943,717	1,095,360	151,643
KFE KOSPI 200 Futures Contracts	KRW	11	6/11/2015	1,308,256	1,375,770	67,514
LIFFE FTSE 100 Index Futures Contracts	GBP	112	6/19/2015	11,871,091	11,912,337	41,246

See Accompanying Notes to the Consolidated Financial Statements.

35

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2015 (Unaudited)

Futures Contracts Long (Continued)

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
LIFFE Long Gilt Futures Contracts	GBP	81	6/26/2015	$14,856,340	$14,686,450	$(169,890)
MSCI Taiwan Stock Index Futures Contracts	USD	40	5/28/2015	1,485,493	1,449,600	(35,893)
MSE 10 Year Canadian Bond Futures Contracts	CAD	148	6/19/2015	17,554,997	17,201,857	(353,140)
Nikkei 225 Futures Contracts	JPY	67	6/11/2015	11,255,119	10,947,822	(307,297)
NYM Gasoline RBOB Futures Contracts	USD	22	5/29/2015	1,806,679	1,889,672	82,993
NYM Natural Gas Futures Contracts	USD	56	8/27/2015	1,537,626	1,583,680	46,054
NYM NY Harbor ULSD Futures Contracts	USD	7	5/29/2015	561,048	582,267	21,219
NYM NY Harbor ULSD Futures Contracts	USD	15	8/31/2015	1,213,094	1,263,969	50,875
NYM Platinum Futures Contracts	USD	10	7/29/2015	577,716	570,200	(7,516)
OML Stockholm OMXS30 Index Futures Contracts	SEK	391	5/15/2015	7,961,548	7,602,198	(359,350)
OSE Tokyo Price Index Futures Contracts	JPY	102	6/11/2015	13,083,603	13,570,100	486,497
Russell 2000 Mini Futures Contracts	USD	84	6/19/2015	10,305,133	10,217,760	(87,373)
S&P/Toronto Stock Exchange 60 Index Futures Contracts	CAD	14	6/18/2015	1,991,696	2,053,179	61,483
SFE ASX SPI 200 Index Futures Contracts	AUD	22	6/18/2015	2,544,852	2,505,691	(39,161)
SGX MSCI Singapore Index Futures Contracts	SGD	15	5/28/2015	896,648	893,289	(3,359)
WTI Crude Oil Futures Contracts	USD	63	11/19/2015	5,858,708	3,973,410	(1,885,298)
WTI Crude Oil Futures Contracts	USD	76	6/19/2015	4,082,694	4,613,960	531,266
WTI Crude Oil Futures Contracts	USD	52	5/20/2016	3,023,148	3,335,280	312,132
WTI Crude Oil Futures Contracts	USD	20	5/19/2016	1,216,607	1,282,800	66,193
						$(3,605,423)

See Accompanying Notes to the Consolidated Financial Statements.

36

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2015 (Unaudited)

Futures Contracts Short

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
CBOT 10 Year U.S. Treasury Note Futures Contracts	USD	4	6/19/2015	$517,243	$513,500	$3,743
CBOT Corn Futures Contracts	USD	236	7/14/2015	4,463,326	4,321,750	141,576
CBOT U.S. Long Bond Futures Contracts	USD	3	6/19/2015	486,655	478,781	7,874
CBOT Wheat Futures Contracts	USD	117	7/14/2015	2,831,847	2,772,900	58,947
CME Australian Dollar Futures Contracts	USD	20	6/15/2015	1,519,522	1,579,200	(59,678)
CME British Pound Futures Contracts	USD	8	6/15/2015	741,618	767,700	(26,082)
CME Canadian Dollar Futures Contracts	USD	21	6/16/2015	1,661,599	1,736,280	(74,681)
CME Euro FX Currency Futures Contracts	USD	27	6/15/2015	3,578,698	3,802,275	(223,577)
CME Japanese Yen Futures Contracts	USD	54	6/15/2015	5,605,690	5,655,150	(49,460)
CME Ultra Long Term U.S. Treasury Bond Future Contracts	USD	13	6/19/2015	2,124,607	2,138,500	(13,893)
DAX Index Futures Contract	EUR	6	6/19/2015	1,935,576	1,935,148	428
E-Mini S&P 500 Futures Contracts	USD	42	6/19/2015	4,288,283	4,365,690	(77,407)
Eurex 10 Year Euro BUND Futures Contracts	EUR	25	6/8/2015	4,396,669	4,398,765	(2,096)
EUX Euro-OAT Futures Contracts	EUR	36	6/8/2015	6,306,189	6,234,377	71,812
FTSE/JSE Top 40 Index Futures Contracts	ZAR	192	6/18/2015	7,515,576	7,834,778	(319,202)
ICE Brent Crude Oil Futures Contracts	USD	20	4/29/2016	1,311,673	1,418,800	(107,127)
ICE Brent Crude Oil Futures Contracts	USD	63	11/13/2015	6,527,233	4,389,840	2,137,393
ICE Brent Crude Oil Futures Contracts	USD	21	5/14/2015	1,230,191	1,402,380	(172,189)
ICE Coffee ‘C’ Futures Contracts	USD	30	7/21/2015	1,561,763	1,546,313	15,450
ICE Low Sulphur Gas Oil Futures Contracts	USD	9	6/11/2015	528,554	539,325	(10,771)
ICE MSCI Europe Net Total Return Index Futures Contracts	EUR	1,708	6/19/2015	39,740,364	39,526,429	213,935
ICE Sugar #11 (World Markets) Futures Contracts	USD	235	6/30/2015	3,388,171	3,468,976	(80,805)
NYM Gasoline RBOB Futures Contracts	USD	34	6/30/2015	2,626,685	2,897,840	(271,155)
NYM Natural Gas Futures Contracts	USD	91	5/27/2015	2,369,508	2,503,410	(133,902)
NYM NY Harbor ULSD Futures Contracts	USD	21	6/30/2015	1,673,928	1,751,740	(77,812)
SFE 10 Year Commonwealth Treasury Bond Futures Contracts	AUD	83	6/15/2015	8,575,202	8,490,045	85,157

See Accompanying Notes to the Consolidated Financial Statements.

37

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2015 (Unaudited)

Futures Contracts Short (Continued)

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
SGX CNX Nifty Index Futures Contracts	USD	435	5/28/2015	$7,207,652	$7,183,155	$24,497
WTI Crude Oil Futures Contracts	USD	69	5/19/2015	3,583,820	4,114,470	(530,650)
						$530,325

Cash collateral in the amount of $19,318,757 was pledged to cover margin requirements for open futures contracts as of April 30, 2015.

Long Total Return Swap Contracts

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Reference Quantity	Market Value
Bank of America Corp.	Bloomberg Platinum Subindex	5/4/2015	USD	1,645,214	$(4,234)
Bank of America Corp.	Federative Republic of Brazil	5/6/2015	USD	1,902,114	(161,556)
Bank of America Corp.	Federative Republic of Brazil	7/6/2015	USD	317,810	30,519
JPMorgan Chase Bank	Inmarsat plc	9/8/2015	GBP	19,410	91,674
Bank of America Corp.	Merrill Lynch Commodity index eXtra (Palladium) Excess Return	5/4/2015	USD	1,970,000	109,688
					$66,091

Short Total Return Swap Contracts

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Reference Quantity	Market Value
Bank of America Corp.	Bloomberg Brent Crude Subindex	5/4/2015	USD	1,223,999	$(220,199)
Bank of America Corp.	Bloomberg Copper Subindex	5/4/2015	USD	2,180,000	(116,524)
Bank of America Corp.	Bloomberg Corn Subindex	5/4/2015	USD	1,000,000	43,962
Bank of America Corp.	Bloomberg Gold Subindex	5/4/2015	USD	1,570,000	1,033
Bank of America Corp.	Bloomberg Natural Gas Subindex	5/4/2015	USD	1,100,000	(20,447)
Bank of America Corp.	Bloomberg Natural Gas Subindex 3 Month Forward	5/4/2015	USD	2,170,000	(28,264)
Bank of America Corp.	Bloomberg WTI Crude Oil Subindex	5/4/2015	USD	2,880,000	(472,031)
Morgan Stanley	iShares iBoxx $ High Yield Corporate Bond ETF	6/20/2015	USD	17,258,625	—
					$(812,470)

See Accompanying Notes to the Consolidated Financial Statements.

38

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2015 (Unaudited)

Currency Swap Contracts

	Notional Amount
Counterparty	Currency	Pay contracts	Currency	Receive contracts	Termination Date	Pay Rate	Receive rate	Market Value
Bank of America Corp.	TRY	1,410,000	USD	543,352	4/7/2020	8.77%	3 Month London Interbank Offered Rate	$19,950
Morgan Stanley	USD	494,024	TRY	1,240,000	3/3/2020	3 Month London Interbank Offered Rate	8.93%	$(27,167)
								$(7,217)

Credit Default Swap Contracts on Corporate/Government Bonds — Buy Protection

Counterparty	Reference Entity	Fixed Annual Rate Paid by AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value
Morgan Stanley	Anglo American plc	1.00%	EUR	3,500,000	$159,475	6/20/2020	$128,845
Morgan Stanley	ArcelorMittal	1.00%	EUR	750,000	89,509	3/20/2020	61,088
Morgan Stanley	Banco Bilbao Vizcaya Argentaria S.A.	1.00%	EUR	2,000,000	(17,233)	6/20/2020	(14,419)
Morgan Stanley	Canadian Natural Resources Ltd.	1.00%	USD	1,800,000	42,329	6/20/2020	(11,296)
Morgan Stanley	Cardinal Health, Inc.	1.00%	USD	5,000,000	(184,959)	3/20/2020	(197,007)
Morgan Stanley	Intesa Sanpaolo S.p.A.	1.00%	EUR	2,000,000	(19,382)	6/20/2020	(14,135)
Morgan Stanley	M.D.C. Holdings, Inc.	1.00%	USD	3,600,000	85,276	6/20/2020	109,931
Morgan Stanley	Rallye S.A.	5.00%	EUR	3,000,000	(359,410)	3/20/2020	(434,400)
Morgan Stanley	REPSOL S.A.	1.00%	EUR	1,500,000	8,105	6/20/2020	(6,414)
JPMorgan Chase Bank	OTE plc	5.00%	EUR	2,000,000	(14,691)	3/20/2017	18,682
Goldman Sachs Capital	AK Steel Corp.	5.00%	USD	1,850,000	268,583	6/20/2020	247,961
Goldman Sachs Capital	ArcelorMittal	1.00%	EUR	750,000	70,832	6/20/2020	68,901
Goldman Sachs Capital	Rallye S.A.	5.00%	EUR	2,000,000	(255,961)	3/20/2020	(289,600)
Goldman Sachs Capital	REPSOL S.A.	1.00%	EUR	2,100,000	2,223	6/20/2020	(8,979)
Goldman Sachs Capital	United States Steel Corp.	5.00%	USD	3,500,000	53,908	3/20/2020	(8,769)

See Accompanying Notes to the Consolidated Financial Statements.

39

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

Credit Default Swap Contracts on Corporate/Government Bonds — Buy Protection (Continued)

Counterparty	Reference Entity	Fixed Annual Rate Paid by AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value
Barclays plc	Sherwin-Williams Co./The	1.00%	USD	5,000,000	$(184,959)	3/20/2020	$(196,754)
Barclays plc	Weyerhaeuser Co.	1.00%	USD	5,000,000	(136,379)	3/20/2020	(141,366)
Bank of America Corp.	People’s Republic of China	1.00%	USD	6,500,000	(39,262)	3/20/2020	(51,166)
					$(431,996)		$(738,897)

Credit Default Swap Contracts on Corporate/Government Bonds — Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value	Credit Spread
Morgan Stanley	AK Steel Corp.	5.00%	USD	3,000,000	$(209,397)	3/20/2020	$(373,973)	8.55%
Goldman Sachs Capital	AK Steel Corp.	5.00%	USD	1,000,000	(103,258)	3/20/2020	(124,658)	8.55%
Barclays plc	Lennar Corp.	5.00%	USD	3,600,000	556,755	6/20/2020	520,274	2.09%
Barclays plc	Republic of Colombia	1.00%	USD	1,220,000	(26,465)	12/20/2019	(16,960)	1.34%
					$217,635		$4,683

Credit Default Swap Contracts on Credit Indices — Sell Protection

Counterparty	Reference Obligation	Fixed Annual Rate Received by AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value	Credit Spread
Morgan Stanley	CMBX North America Index Series 7	0.50%	USD	15,000,000	$(391,895)	1/17/2047	$(352,507)	0.81%
Morgan Stanley	CMBX North America Index Series 7	2.00%	USD	2,000,000	42,816	1/17/2047	9,005	1.94%
JPMorgan Chase Bank	CMBX North America Index Series 6	0.50%	USD	5,000,000	(95,829)	5/11/2063	(67,078)	0.70%
JPMorgan Chase Bank	CMBX North America Index Series 7	0.50%	USD	20,000,000	(782,821)	1/17/2047	(470,009)	0.81%
Barclays plc	CDX Emerging Markets Index 19-V2	5.00%	USD	1,500,000	76,969	6/20/2018	40,606	4.20%
Barclays plc	CMBX North America Index Series 6	2.00%	USD	600,000	5,140	5/11/2063	7,175	1.82%
					$(1,145,620)		$(832,808)

See Accompanying Notes to the Consolidated Financial Statements.

40

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

Centrally Cleared Credit Default Swap Contracts on Credit Indices — Buy Protection

Reference Obligation	Fixed Annual Rate Received by AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value
iTraxx Europe Crossover Index Series 21-V1	5.00%	EUR	5,600,000	$(668,972)	6/20/2019	$(830,784)

Centrally Cleared Credit Default Swap Contracts on Credit Indices — Sell Protection

Reference Obligation	Fixed Annual Rate Received by AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value	Credit Spread
CDX North America High Yield Index 20-V4	5.00%	USD	5,000,000	$259,430	12/20/2018	$433,890	2.54%
CDX North America High Yield Index 20-V4	5.00%	USD	5,000,000	135,377	6/20/2018	439,828	2.16%
CDX North America High Yield Index 23-V3	5.00%	USD	7,500,000	414,054	12/20/2019	641,514	3.03%
CDX North America High Yield Index 24-V1	5.00%	USD	3,350,000	249,644	6/20/2020	255,572	3.42%
CDX North America Investment Grade Index 21-V1	1.00%	USD	10,000,000	110,788	12/20/2018	196,099	0.48%
CDX North America Investment Grade Index 23-V1	1.00%	USD	68,850,000	1,001,108	12/20/2019	1,200,540	0.64%
CDX North America Investment Grade Index 24-V1	1.00%	USD	1,600,000	30,331	6/20/2020	30,187	0.64%
iTraxx Europe Crossover Index Series 19-V1	5.00%	EUR	4,000,000	64,274	6/20/2018	517,625	1.36%
iTraxx Europe Crossover Index Series 20-V1	5.00%	EUR	5,000,000	390,982	12/20/2018	725,639	1.49%
iTraxx Europe Crossover Index Series 21-V1	5.00%	EUR	12,600,000	1,582,442	6/20/2019	1,869,263	1.79%
iTraxx Europe Index Series 20-V1	1.00%	EUR	10,000,000	108,080	12/20/2018	250,695	0.42%
				$4,346,510		$6,560,852

Inflation Linked Swap Contracts

	Rates Exchanged
Counterparty	Payments Made by AASF	Payments Received by AASF	Currency	Notional Amount	Termination Date	Market Value
Bank of America Corp.	Month United Kingdom Retail Price Index	3.38%	GBP	1,410,000	12/10/2029	$58,294

See Accompanying Notes to the Consolidated Financial Statements.

41

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

Inflation Linked Swap Contracts (Continued)

	Rates Exchanged
Counterparty	Payments Made by AASF	Payments Received by AASF	Currency	Notional Amount	Termination Date	Market Value
Bank of America Corp.	1 Month United Kingdom Retail Price Index	3.57%	GBP	1,100,000	12/9/2039	$64,192
Bank of America Corp.	3.15%	1 Month United Kingdom Retail Price Index	GBP	1,410,000	12/9/2024	(41,256)
Bank of America Corp.	3.57%	1 Month United Kingdom Retail Price Index	GBP	1,100,000	12/9/2044	(65,637)
						$15,593

Interest Rate Swap Contracts

Counterparty	Payments Made by AASF	Payments Received by AASF	Currency	Notional Amount	Termination Date	Market Value
Morgan Stanley	1 Day Certificate of Interbank Deposits	11.78%	BRL	1,500,846	1/4/2021	$(20,733)
Bank of America Corp.	1 Day Certificate of Interbank Deposits	11.83%	BRL	8,443,674	1/2/2018	(12,531)
Bank of America Corp.	1 Day Certificate of Interbank Deposits	12.03%	BRL	948,073	1/2/2023	(10,713)
Bank of America Corp.	1 Day Certificate of Interbank Deposits	12.29%	BRL	3,975,561	1/2/2023	(14,862)
Morgan Stanley	1 Day Certificate of Interbank Deposits	12.38%	BRL	3,059,255	1/4/2021	(6,044)
Morgan Stanley	1 Day Certificate of Interbank Deposits	12.99%	BRL	33,996,408	1/4/2016	(15,544)
JPMorgan Chase Bank	12.29%	1 Day Certificate of Interbank Deposits	BRL	5,166,090	1/2/2017	29,134
JPMorgan Chase Bank	13.18%	1 Day Certificate of Interbank Deposits	BRL	19,267,221	1/4/2016	12,920

See Accompanying Notes to the Consolidated Financial Statements.

42

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2015 (Unaudited)

Interest Rate Swap Contracts (Continued)

Counterparty	Payments Made by AASF	Payments Received by AASF	Currency	Notional Amount	Termination Date	Market Value
Morgan Stanley	3.94%	6 Month Chilean Unidad de Fomento	CLP	1,500,750,000	2/25/2020	$(7,399)
Bank of America Corp.	4.34%	1 Day Indicador Bancario de Referencia	COP	1,221,180,000	12/11/2016	372
Bank of America Corp.	4.78%	1 Day Indicador Bancario de Referencia	COP	1,780,240,000	2/5/2020	7,592
Bank of America Corp.	4.85%	1 Day Indicador Bancario de Referencia	COP	1,092,820,000	12/4/2019	2,525
JPMorgan Chase Bank	4.88%	1 Day Indicador Bancario de Referencia	COP	2,080,350,000	12/4/2019	3,673
Bank of America Corp.	6.02%	1 Day Indicador Bancario de Referencia	COP	1,936,080,000	11/18/2024	(6,603)
JPMorgan Chase Bank	6.68%	1 Day Mumbai Interbank Offered Rate	INR	477,000,000	3/23/2020	106,625
Barclays plc	2.12%	3 Month Korean Securities Dealer Association 91 day Certificate of Deposit Rate	KRW	1,660,000,000	12/2/2019	(6,587)
Barclays plc	3.82%	3 Month KualaLumpur Interbank Offered Rate	MYR	3,490,000	3/4/2020	(2,687)

See Accompanying Notes to the Consolidated Financial Statements.

43

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2015 (Unaudited)

Interest Rate Swap Contracts (Continued)

Counterparty	Payments Made by AASF	Payments Received by AASF	Currency	Notional Amount	Termination Date	Market Value
Bank of America Corp.	3.83%	3 Month Kuala Lumpur Interbank Offered Rate	MYR	3,560,000	2/18/2020	$(3,392)
JPMorgan Chase Bank	3.83%	3 Month Kuala Lumpur Interbank Offered Rate	MYR	4,520,000	2/23/2020	(4,187)
Barclays plc	3.86%	3 Month Kuala Lumpur Interbank Offered Rate	MYR	7,980,000	2/12/2020	(10,924)
Morgan Stanley	3.89%	3 Month Kuala Lumpur Interbank Offered Rate	MYR	18,000,000	11/5/2019	(33,167)
Barclays plc	4.18%	3 Month Kuala Lumpur Interbank Offered Rate	MYR	5,280,000	12/12/2019	(28,507)
Bank of America Corp.	6 Month Thai Baht Interest Rate Fixing	1.78%	THB	138,720,000	4/7/2017	15,523
Morgan Stanley	6 Month Thai Baht Interest Rate Fixing	1.78%	THB	125,380,000	12/3/2016	16,542
JPMorgan Chase Bank	6 Month Thai Baht Interest Rate Fixing	1.89%	THB	100,530,000	12/22/2016	18,531
Morgan Stanley	6 Month Thai Baht Interest Rate Fixing	1.90%	THB	118,710,000	12/16/2016	23,314
JPMorgan Chase Bank	6 Month Thai Baht Interest Rate Fixing	1.98%	THB	73,130,000	2/10/2017	15,192
JPMorgan Chase Bank	6 Month Thai Baht Interest Rate Fixing	2.16%	THB	13,710,000	4/9/2020	4,077
Morgan Stanley	6 Month Thai Baht Interest Rate Fixing	2.37%	THB	110,000,000	11/7/2019	81,415
						$153,555

See Accompanying Notes to the Consolidated Financial Statements.

44

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts

Payments Made by AASF	Payments Received by AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Termination Date	Market Value
3.00%	6 Month Bank Bill Swap Reference Rate	AUD	460,000	$(1,070)	6/17/2025	$(1,078)
3 Month Canadian Bankers’ Acceptance Rate	1.00%	CAD	29,350,000	(13,913)	4/21/2017	(31,189)
3 Month Canadian Bankers’ Acceptance Rate	2.50%	CAD	6,970,000	(28,609)	12/18/2024	(30,233)
3 Month Canadian Bankers’ Acceptance Rate	2.75%	CAD	1,305,000	87,697	6/17/2025	68,327
3 Month Canadian Bankers’ Acceptance Rate	2.75%	CAD	320,000	618	12/20/2044	1,580
3 Month Canadian Bankers’ Acceptance Rate	3.75%	CAD	320,000	14,095	12/18/2034	10,116
1.50%	6 Month London Interbank Offered Rate	CHF	1,660,000	(93,098)	12/18/2024	(77,941)
0.94%	6 Month Euro Interbank Offered Rate	EUR	5,000,000	—	4/8/2045	198,670
1.00%	6 Month Euro Interbank Offered Rate	EUR	900,000	(40,987)	6/17/2022	(37,220)
1.35%	6 Month Euro Interbank Offered Rate	EUR	31,400,000	(288,380)	2/27/2030	(685,614)
1.50%	6 Month Euro Interbank Offered Rate	EUR	3,445,000	(286,749)	6/17/2025	(320,142)
1.50%	6 Month Euro Interbank Offered Rate	EUR	1,725,000	(3,701)	2/3/2045	(92,886)
1.50%	6 Month Euro Interbank Offered Rate	EUR	11,100,000	(55,743)	2/20/2030	(117,595)
1.50%	6 Month Euro Interbank Offered Rate	EUR	12,320,000	(342,785)	12/18/2024	(359,552)
2.25%	6 Month Euro Interbank Offered Rate	EUR	4,900,000	(364,924)	12/18/2034	(523,805)

See Accompanying Notes to the Consolidated Financial Statements.

45

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts (Continued)

Payments Made by AASF	Payments Received by AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Termination Date	Market Value
2.50%	6 Month Euro Interbank Offered Rate	EUR	3,390,000	$(322,239)	12/20/2044	$(451,702)
6 Month Euro Interbank Offered Rate	0.75%	EUR	7,140,000	195,376	6/17/2020	173,140
6 Month Euro Interbank Offered Rate	1.10%	EUR	8,440,000	31,579	2/20/2025	45,641
6 Month Euro Interbank Offered Rate	1.15%	EUR	34,010,000	131,498	2/27/2025	276,052
6 Month Euro Interbank Offered Rate	1.40%	EUR	9,050,000	101,705	2/27/2035	301,588
1.84%	6 Month London Interbank Offered Rate	GBP	180,000	(1,521)	6/7/2032	10,704
2.00%	6 Month London Interbank Offered Rate	GBP	2,190,000	67,277	6/17/2045	159,130
2.06%	6 Month London Interbank Offered Rate	GBP	580,000	(30,803)	4/15/2039	19,991
2.10%	6 Month London Interbank Offered Rate	GBP	416,000	(23,859)	6/8/2037	9,149
6 Month London Interbank Offered Rate	1.50%	GBP	2,350,000	(99,795)	6/17/2025	(140,485)
6 Month London Interbank Offered Rate	2.25%	GBP	1,240,000	7,357	12/18/2024	(2,335)
6 Month London Interbank Offered Rate	3.25%	GBP	680,000	62,643	12/18/2034	96,170
0.75%	6 Month London Interbank Offered Rate	JPY	123,380,000	(17,818)	6/17/2025	(18,817)
0.90%	6 Month London Interbank Offered Rate	JPY	1,104,090,000	(12,185)	2/20/2025	(32,066)
6 Month London Interbank Offered Rate	1.25%	JPY	770,350,000	$159,074	12/19/2023	193,580

See Accompanying Notes to the Consolidated Financial Statements.

46

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts (Continued)

Payments Made by AASF	Payments Received by AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Termination Date	Market Value
6 Month London Interbank Offered Rate	1.50%	JPY	285,400,000	$21,508	6/17/2045	$78,912
6 Month London Interbank Offered Rate	1.70%	JPY	1,429,430,000	28,609	2/20/2030	93,741
6 Month London Interbank Offered Rate	1.75%	JPY	470,310,000	(115,510)	2/3/2045	(56,329)
6 Month London Interbank Offered Rate	2.25%	JPY	43,510,000	9,027	12/20/2044	10,741
1 Month Equilibrium Interbank Interest Rate	3.51%	MXN	92,520,000	3	9/11/2015	3,218
1 Month Equilibrium Interbank Interest Rate	4.75%	MXN	40,210,000	1,144	6/13/2018	(4,535)
1 Month Equilibrium Interbank Interest Rate	6.30%	MXN	12,390,000	1	1/21/2022	(9,077)
1 Month Equilibrium Interbank Interest Rate	6.38%	MXN	12,310,000	1	1/26/2022	(7,967)
1 Month Equilibrium Interbank Interest Rate	6.47%	MXN	12,280,000	1	1/17/2022	(6,768)
1 Month Equilibrium Interbank Interest Rate	6.71%	MXN	25,120,000	3	2/16/2022	(7,961)
1 Month Equilibrium Interbank Interest Rate	6.90%	MXN	10,900,000	1	4/5/2022	(1,570)
1 Month Equilibrium Interbank Interest Rate	7.04%	MXN	13,170,000	1	3/4/2022	160
1 Month Equilibrium Interbank Interest Rate	7.26%	MXN	15,710,000	2	12/7/2021	4,468
1 Month Equilibrium Interbank Interest Rate	7.35%	MXN	194,280,000	(3)	10/29/2021	78,215

See Accompanying Notes to the Consolidated Financial Statements.

47

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2015 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts (Continued)

Payments Made by AASF	Payments Received by AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Termination Date	Market Value
1 Month Equilibrium Interbank Interest Rate	7.37%	MXN	11,330,000	$2	11/2/2021	$4,773
3.57%	1 Month Equilibrium Interbank Interest Rate	MXN	111,400,000	3	8/27/2015	(6,071)
4.62%	1 Month Equilibrium Interbank Interest Rate	MXN	20,230,000	6	11/22/2018	12,772
5.96%	1 Month Equilibrium Interbank Interest Rate	MXN	3,780,000	2	11/20/2024	2,362
6.32%	1 Month Equilibrium Interbank Interest Rate	MXN	5,220,000	1	1/17/2025	9,492
6.41%	1 Month Equilibrium Interbank Interest Rate	MXN	5,280,000	1	1/22/2025	8,484
6.47%	1 Month Equilibrium Interbank Interest Rate	MXN	5,280,000	1	1/13/2025	7,649
6.73%	1 Month Equilibrium Interbank Interest Rate	MXN	10,800,000	2	2/12/2025	9,148
6.92%	1 Month Equilibrium Interbank Interest Rate	MXN	4,700,000	1	4/1/2025	1,996
7.07%	1 Month Equilibrium Interbank Interest Rate	MXN	5,680,000	1	2/28/2025	372
7.36%	1 Month Equilibrium Interbank Interest Rate	MXN	6,770,000	2	12/3/2024	(4,724)
7.44%	1 Month Equilibrium Interbank Interest Rate	MXN	84,530,000	—	10/25/2024	(78,018)
7.45%	1 Month Equilibrium Interbank Interest Rate	MXN	4,910,000	1	10/29/2024	(4,631)
6 Month Norwegian Interbank Offered Rate	1.00%	NOK	86,810,000	(23,723)	5/11/2017	(80,162)

See Accompanying Notes to the Consolidated Financial Statements.

48

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts (Continued)

Payments Made by AASF	Payments Received by AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Termination Date	Market Value
3.50%	6 Month Norwegian Interbank Offered Rate	NOK	20,265,000	$(118,988)	12/18/2024	$(118,512)
3 Month Bank Bill Swap Reference Rate	3.50%	NZD	3,090,000	(12,229)	6/17/2020	(14,601)
3 Month Bank Bill Swap Reference Rate	3.75%	NZD	170,000	(1,504)	6/17/2025	(1,242)
2.13%	6 Month Warsaw Interbank Offered Rate	PLN	3,970,000	6	5/5/2020	6
0.50%	3 Month Stockholm Interbank Offered Rate	SEK	59,200,000	(30,009)	6/17/2020	(13,624)
1.50%	3 Month Stockholm Interbank Offered Rate	SEK	1,800,000	(5,036)	6/17/2025	(9,043)
2.05%	3 Month London Interbank Offered Rate	USD	100,000,000	—	11/14/2017	(484,668)
2.25%	3 Month London Interbank Offered Rate	USD	4,200,000	56,199	6/17/2030	67,071
2.25%	3 Month London Interbank Offered Rate	USD	4,040,000	(38,908)	6/17/2020	(36,268)
2.50%	3 Month London Interbank Offered Rate	USD	1,500,000	22,242	2/3/2045	60,293
2.50%	3 Month London Interbank Offered Rate	USD	6,300,000	(294,966)	6/17/2022	(242,495)
2.61%	3 Month London Interbank Offered Rate	USD	11,680,000	(8,783)	5/5/2027	(8,785)
2.75%	3 Month London Interbank Offered Rate	USD	2,005,000	(125,576)	6/17/2025	(108,067)
3 Month London Interbank Offered Rate	1.16%	USD	100,000,000	—	11/16/2016	308,217
3 Month London Interbank Offered Rate	1.75%	USD	4,200,000	(63,988)	6/17/2018	65,662

See Accompanying Notes to the Consolidated Financial Statements.

49

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts (Continued)

Payments Made by AASF	Payments Received by AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Termination Date	Market Value
3 Month London Interbank Offered Rate	2.18%	USD	35,860,000	$11,676	5/5/2020	$11,682
3 Month London Interbank Offered Rate	3.25%	USD	510,000	80,432	6/17/2045	77,173
3 Month London Interbank Offered Rate	3.50%	USD	4,290,000	216,449	12/20/2044	166,348
3 Month London Interbank Offered Rate	3.75%	USD	5,305,000	404,191	12/18/2034	328,237
3 Month London Interbank Offered Rate	4.50%	USD	3,720,000	267,333	12/19/2023	315,049
7.87%	3 Month Johannesburg Interbank Agreed Rate	ZAR	6,880,000	4	4/30/2025	4
				$(889,627)		$(937,695)

Contracts for Differences — Long Equity Positions

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)

	Ireland
JPMorgan Chase Bank	Shire plc	6,159	$(14,181)
JPMorgan Chase Bank	Smurfit Kappa Group plc	18,172	(24,383)
			(38,564)

	United Kingdom
JPMorgan Chase Bank	Ashtead Group plc	29,458	(10,031)
JPMorgan Chase Bank	Aviva plc	80,118	(6,876)
JPMorgan Chase Bank	Barratt Developments plc	58,362	(8,242)
JPMorgan Chase Bank	BG Group plc	14,885	(1,024)
JPMorgan Chase Bank	British American Tobacco plc	7,275	(6,700)
JPMorgan Chase Bank	BT Group plc	102,996	4,348
JPMorgan Chase Bank	Compass Group plc	25,715	(7,895)
JPMorgan Chase Bank	easyJet plc	12,023	(185)
JPMorgan Chase Bank	Imperial Tobacco Group plc	8,849	(8,965)
JPMorgan Chase Bank	ITV plc	116,831	(7,084)
JPMorgan Chase Bank	Land Securities Group plc	17,353	(8,790)

See Accompanying Notes to the Consolidated Financial Statements.

50

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

Contracts for Differences — Long Equity Positions

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank	Legal & General Group plc	57,675	$(9,429)
JPMorgan Chase Bank	Next plc	3,892	11,352
JPMorgan Chase Bank	Persimmon plc	14,435	(3,545)
JPMorgan Chase Bank	Prudential plc	28,669	(973)
JPMorgan Chase Bank	Reckitt Benckiser Group plc	7,225	(3,882)
JPMorgan Chase Bank	Reed Elsevier plc	14,535	(7,140)
JPMorgan Chase Bank	Rio Tinto plc	13,326	2,250
JPMorgan Chase Bank	Shawbrook Group plc	11,544	1,240
JPMorgan Chase Bank	Taylor Wimpey plc	175,050	19,509
JPMorgan Chase Bank	Wizz Air Holdings plc	15,665	(8,416)
			(60,478)
Total Contracts for Differences			$(99,042)

Total Return Swaps on Equity Index Futures

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	BMF Ibovespa Futures Contracts	6/17/2015	BRL	(6,125,526)	$(178,787)
Morgan Stanley	FTX Taiwan Stock Exchange Index Futures Contracts	5/20/2015	TWD	(8,156,073)	93,480
Morgan Stanley	KFE KOSPI 200 Futures Contracts	6/11/2015	KRW	(7,900,207)	(233,815)
					$(319,122)

Forward Foreign Currency Contracts

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
AUD vs. CAD, expiring 6/17/2015	Westpac Banking Corp.	379,809	359,508	$299,805	$297,791	$2,014
AUD vs. EUR, expiring 6/17/2015	HSBC Bank plc	357,925	248,000	282,531	278,630	3,901
AUD vs. EUR, expiring 6/17/2015	Westpac Banking Corp.	151,172	107,286	119,329	120,537	(1,208)
AUD vs. NOK, expiring 6/17/2015	Westpac Banking Corp.	151,906	926,156	119,908	122,842	(2,934)
AUD vs. NZD, expiring 6/17/2015	Westpac Banking Corp.	615,760	621,866	486,055	472,537	13,518
AUD vs. SEK, expiring 6/17/2015	Westpac Banking Corp.	291,439	1,915,003	230,050	230,003	47
AUD vs. USD, expiring 6/17/2015	Bank of America Corp.	1,077,000	832,685	850,140	832,685	17,455
AUD vs. USD, expiring 6/17/2015	Barclays plc	1,379,000	1,045,978	1,088,526	1,045,978	42,548

See Accompanying Notes to the Consolidated Financial Statements.

51

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
AUD vs. USD, expiring 6/17/2015	Barclays plc	635,000	510,748	$501,242	$510,748	$(9,506)
AUD vs. USD, expiring 6/17/2015	BNP Paribas S.A.	479,795	380,847	378,730	380,847	(2,117)
AUD vs. USD, expiring 6/17/2015	Citibank N.A.	1,027,000	779,166	810,672	779,166	31,506
AUD vs. USD, expiring 6/17/2015	Deutsche Bank AG	905,436	695,071	714,713	695,071	19,642
AUD vs. USD, expiring 6/17/2015	HSBC Bank plc	660,331	498,550	521,238	498,550	22,688
AUD vs. USD, expiring 6/30/2015	JPMorgan Chase Bank	1,957,643	1,525,004	1,544,108	1,525,004	19,104
AUD vs. USD, expiring 6/17/2015	UBS AG	679,000	512,257	535,975	512,257	23,718
AUD vs. USD, expiring 6/17/2015	Westpac Banking Corp.	1,388,000	1,070,240	1,095,630	1,070,240	25,390
BRL vs. USD, expiring 5/5/2015	HSBC Bank plc	794,516	257,000	263,608	257,000	6,608
BRL vs. USD, expiring 6/2/2015	HSBC Bank plc	781,023	257,000	256,500	257,000	(500)
BRL vs. USD, expiring 5/5/2015	Morgan Stanley	1,906,408	607,525	632,516	607,525	24,991
CAD vs. AUD, expiring 6/17/2015	Westpac Banking Corp.	205,456	212,778	170,186	167,958	2,228
CAD vs. CHF, expiring 6/17/2015	Westpac Banking Corp.	556,813	438,045	461,226	470,302	(9,076)
CAD vs. EUR, expiring 6/17/2015	Royal Bank of Canada	215,714	157,176	178,682	176,589	2,093
CAD vs. NOK, expiring 6/17/2015	Royal Bank of Canada	186,597	1,193,726	154,564	158,332	(3,768)
CAD vs. SEK, expiring 6/17/2015	HSBC Bank plc	332,000	2,320,170	275,006	278,666	(3,660)
CAD vs. USD, expiring 6/17/2015	Bank of America Corp.	491,336	410,000	406,988	410,000	(3,012)
CAD vs. USD, expiring 6/17/2015	Citibank N.A.	337,206	268,000	279,318	268,000	11,318
CAD vs. USD, expiring 6/17/2015	Deutsche Bank AG	345,744	270,000	286,390	270,000	16,390
CAD vs. USD, expiring 6/17/2015	JPMorgan Chase Bank	616,275	484,000	510,480	484,000	26,480
CAD vs. USD, expiring 6/17/2015	Royal Bank of Canada	3,280,471	2,595,000	2,717,314	2,595,000	122,314

See Accompanying Notes to the Consolidated Financial Statements.

52

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
CAD vs. USD, expiring 6/17/2015	Royal Bank of Canada	468,390	389,744	$387,981	$389,744	$(1,763)
CAD vs. USD, expiring 6/17/2015	State Street Bank & Trust	964,908	780,747	799,262	780,747	18,515
CAD vs. USD, expiring 5/12/2015	Westpac Banking Corp.	796,643	637,343	660,218	637,343	22,875
CHF vs. CAD, expiring 6/17/2015	JPMorgan Chase Bank	61,037	79,182	65,532	65,589	(57)
CHF vs. EUR, expiring 5/6/2015	Citibank N.A.	467,201	451,128	500,807	506,562	(5,755)
CHF vs. USD, expiring 6/3/2015	Barclays plc	2,357,971	2,472,599	2,530,148	2,472,599	57,549
CHF vs. USD, expiring 5/6/2015	Toronto-Dominion Bank./The	2,404,277	2,476,900	2,577,216	2,476,900	100,316
CLP vs. USD, expiring 5/29/2015	Credit Suisse International	156,324,260	255,561	254,934	255,561	(627)
CLP vs. USD, expiring 5/29-6/30/2015	JPMorgan Chase Bank	759,082,565	1,216,778	1,235,123	1,216,778	18,345
DKK vs. USD, expiring 5/6/2015	Westpac Banking Corp.	1,092,924	157,490	164,378	157,490	6,888
EUR vs. AUD, expiring 6/17/2015	Citibank N.A.	498,000	713,470	559,507	563,183	(3,676)
EUR vs. CAD, expiring 6/17/2015	Royal Bank of Canada	421,828	554,555	473,928	459,355	14,573
EUR vs. CHF, expiring 5/6/2015	Barclays plc	492,662	513,507	553,199	550,443	2,756
EUR vs. GBP, expiring 5/6-6/17/2015	Barclays plc	1,101,379	795,006	1,237,060	1,220,132	16,928
EUR vs. GBP, expiring 6/17/2015	BNP Paribas S.A.	363,754	267,916	408,681	411,120	(2,439)
EUR vs. GBP, expiring 6/17/2015	Citibank N.A.	254,000	183,266	285,371	281,224	4,147
EUR vs. GBP, expiring 6/17/2015	HSBC Bank plc	1,021,000	731,516	1,147,103	1,122,521	24,582
EUR vs. GBP, expiring 6/17/2015	Royal Bank of Canada	318,000	231,735	357,276	355,600	1,676
EUR vs. JPY, expiring 6/17/2015	Royal Bank of Canada	592,076	75,613,893	665,203	633,594	31,609
EUR vs. NOK, expiring 6/17/2015	HSBC Bank plc	496,000	4,305,172	557,260	571,023	(13,763)
EUR vs. NOK, expiring 6/17/2015	JPMorgan Chase Bank	499,000	4,352,617	560,631	577,316	(16,685)

See Accompanying Notes to the Consolidated Financial Statements.

53

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
EUR vs. NZD, expiring 6/17/2015	Westpac Banking Corp.	128,050	185,184	$143,865	$140,716	$3,149
EUR vs. PLN, expiring 6/17/2015	Bank of America Corp.	500,000	2,047,595	561,754	567,928	(6,174)
EUR vs. PLN, expiring 6/17/2015	BNP Paribas S.A.	237,000	947,697	$266,272	$262,857	$3,415
EUR vs. SEK, expiring 6/17/2015	Citibank N.A.	470,000	4,409,136	528,050	529,562	(1,512)
EUR vs. SEK, expiring 6/17/2015	HSBC Bank plc	508,639	4,628,840	571,460	555,950	15,510
EUR vs. SEK, expiring 6/17/2015	JPMorgan Chase Bank	512,000	4,689,219	575,237	563,202	12,035
EUR vs. USD, expiring 6/17/2015	Bank of America Corp.	2,450,000	2,650,048	2,752,599	2,650,048	102,551
EUR vs. USD, expiring 5/6-6/17/2015	Barclays plc	4,522,315	4,961,329	5,078,664	4,961,329	117,335
EUR vs. USD, expiring 6/17/2015	BNP Paribas S.A.	977,000	1,050,532	1,097,669	1,050,532	47,137
EUR vs. USD, expiring 5/6/2015	Credit Suisse International	728,956	781,809	818,528	781,809	36,719
EUR vs. USD, expiring 6/3/2015	Goldman Sachs & Co.	627,866	690,945	705,278	690,945	14,333
EUR vs. USD, expiring 6/17/2015	HSBC Bank plc	1,372,731	1,458,409	1,542,277	1,458,409	83,868
EUR vs. USD, expiring 6/17/2015	JPMorgan Chase Bank	1,566,000	1,711,591	1,759,416	1,711,591	47,825
EUR vs. USD, expiring 6/17/2015	Morgan Stanley	1,531,000	1,624,047	1,720,094	1,624,047	96,047
EUR vs. USD, expiring 6/17/2015	UBS AG	2,030,000	2,158,744	2,280,724	2,158,744	121,980
EUR vs. USD, expiring 5/6/2015	Westpac Banking Corp.	2,082,037	2,240,911	2,337,872	2,240,911	96,961
GBP vs. AUD, expiring 6/17/2015	Royal Bank of Canada	188,094	360,513	288,632	284,574	4,058
GBP vs. EUR, expiring 6/3-6/17/2015	Barclays plc	653,463	910,636	1,002,818	1,022,968	(20,150)
GBP vs. EUR, expiring 6/17/2015	Barclays plc	360,520	490,000	553,224	550,520	2,704
GBP vs. EUR, expiring 6/17/2015	BNP Paribas S.A.	361,013	511,000	553,979	574,113	(20,134)
GBP vs. EUR, expiring 5/6/2015	Citibank N.A.	758,690	1,063,910	1,164,571	1,194,640	(30,069)

See Accompanying Notes to the Consolidated Financial Statements.

54

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
GBP vs. EUR, expiring 6/17/2015	Royal Bank of Canada	341,545	470,464	$524,106	$528,571	$(4,465)
GBP vs. EUR, expiring 6/17/2015	Westpac Banking Corp.	154,165	215,568	236,569	242,192	(5,623)
GBP vs. NOK, expiring 6/17/2015	BNP Paribas S.A.	88,013	1,077,099	135,057	142,863	(7,806)
GBP vs. NOK, expiring 6/17/2015	State Street Bank & Trust	113,000	1,330,179	173,400	176,430	(3,030)
GBP vs. NOK, expiring 6/17/2015	Westpac Banking Corp.	169,351	2,022,135	259,871	268,209	(8,338)
GBP vs. NZD, expiring 6/17/2015	Westpac Banking Corp.	75,536	148,172	115,912	112,592	3,320
GBP vs. NZD, expiring 6/17/2015	Westpac Banking Corp.	79,000	161,539	121,227	122,749	(1,522)
GBP vs. USD, expiring 5/6-5/29/2015	Citibank N.A.	9,067,414	13,406,745	13,917,904	13,406,745	511,159
GBP vs. USD, expiring 6/3/2015	Goldman Sachs & Co.	7,410,464	11,442,854	11,372,579	11,442,854	(70,275)
GBP vs. USD, expiring 5/29/2015	JPMorgan Chase Bank	89,012	132,440	136,609	132,440	4,169
GBP vs. USD, expiring 5/6/2015	Royal Bank of Canada	120,000	180,376	184,197	180,376	3,821
GBP vs. USD, expiring 6/17/2015	State Street Bank & Trust	113,145	174,984	173,623	174,984	(1,361)
HUF vs. EUR, expiring 6/17/2015	Bank of America Corp.	54,976,142	177,912	202,982	199,886	3,096
HUF vs. EUR, expiring 6/17/2015	Barclays plc	165,851,311	555,114	612,354	623,676	(11,322)
HUF vs. EUR, expiring 6/17/2015	Deutsche Bank AG	150,351,565	491,000	555,125	551,643	3,482
IDR vs. USD, expiring 5/29/2015	Credit Suisse International	3,548,610,000	270,000	272,296	270,000	2,296
IDR vs. USD, expiring 5/15/2015	JPMorgan Chase Bank	3,331,624,960	256,000	256,455	256,000	455
INR vs. USD, expiring 5/18/2015	Barclays plc	7,033,000	112,223	110,373	112,223	(1,850)
INR vs. USD, expiring 5/21/2015	Citibank N.A.	42,026,940	669,485	659,079	669,485	(10,406)
INR vs. USD, expiring 5/29/2015	Citibank N.A.	32,740,281	511,000	512,467	511,000	1,467
INR vs. USD, expiring 5/28/2015	Deutsche Bank AG	16,368,640	256,000	256,271	256,000	271

See Accompanying Notes to the Consolidated Financial Statements.

55

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
INR vs. USD, expiring 5/21/2015	JPMorgan Chase Bank	41,673,914	664,020	$653,543	$664,020	$(10,477)
INR vs. USD, expiring 6/5/2015	Morgan Stanley	30,828,572	485,987	481,788	485,987	(4,199)
INR vs. USD, expiring 5/13-6/5/2015	UBS AG	86,803,140	1,375,079	1,359,604	1,375,079	(15,475)
JPY vs. AUD, expiring 6/17/2015	Westpac Banking Corp.	42,245,791	456,677	353,991	360,482	(6,491)
JPY vs. AUD, expiring 6/17/2015	Westpac Banking Corp.	40,043,580	422,000	335,538	333,109	2,429
JPY vs. EUR, expiring 6/17/2015	Westpac Banking Corp.	31,574,781	240,377	264,575	270,066	(5,491)
JPY vs. NOK, expiring 6/17/2015	HSBC Bank plc	22,131,382	1,501,196	185,447	199,114	(13,667)
JPY vs. NOK, expiring 6/17/2015	State Street Bank & Trust	15,835,766	1,026,297	132,694	136,125	(3,431)
JPY vs. SEK, expiring 6/17/2015	HSBC Bank plc	75,795,692	5,499,134	635,117	660,477	(25,360)
JPY vs. USD, expiring 6/17/2015	BNP Paribas S.A.	155,333,689	1,306,332	1,301,592	1,306,332	(4,740)
JPY vs. USD, expiring 6/9/2015	Deutsche Bank AG	97,438,847	817,537	816,373	817,537	(1,164)
JPY vs. USD, expiring 6/17/2015	HSBC Bank plc	64,260,549	538,000	538,460	538,000	460
JPY vs. USD, expiring 6/17/2015	HSBC Bank plc	35,491,855	298,822	297,398	298,822	(1,424)
JPY vs. USD, expiring 6/17/2015	JPMorgan Chase Bank	64,316,662	538,000	538,930	538,000	930
JPY vs. USD, expiring 6/17/2015	State Street Bank & Trust	133,327,481	1,127,000	1,117,195	1,127,000	(9,805)
JPY vs. USD, expiring 6/17/2015	UBS AG	65,195,014	539,000	546,290	539,000	7,290
JPY vs. USD, expiring 6/9-6/17/2015	Westpac Banking Corp.	101,716,144	841,362	852,296	841,362	10,934
KRW vs. USD, expiring 5/28/2015	Barclays plc	276,264,284	255,896	257,529	255,896	1,633
KRW vs. USD, expiring 5/19-5/28/2015	Deutsche Bank AG	1,102,536,324	1,021,666	1,027,911	1,021,666	6,245
KRW vs. USD, expiring 6/30/2015	JPMorgan Chase Bank	877,600,000	792,594	817,315	792,594	24,721
MXN vs. USD, expiring 6/17/2015	Bank of America Corp.	13,216,097	850,238	858,657	850,238	8,419

See Accompanying Notes to the Consolidated Financial Statements.

56

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
MXN vs. USD, expiring 6/12-6/17/2015	Citibank N.A.	10,233,035	653,901	$664,887	$653,901	$10,986
MXN vs. USD, expiring 6/17/2015	Deutsche Bank AG	4,052,073	269,000	263,265	269,000	(5,735)
MXN vs. USD, expiring 6/17/2015	Deutsche Bank AG	8,640,747	559,500	561,394	559,500	1,894
MXN vs. USD, expiring 6/17/2015	JPMorgan Chase Bank	13,153,977	849,866	854,620	849,866	4,754
MXN vs. USD, expiring 6/30/2015	JPMorgan Chase Bank	26,848,327	1,767,326	1,742,680	1,767,326	(24,646)
MXN vs. USD, expiring 6/17/2015	Morgan Stanley	18,074,013	1,190,019	1,174,278	1,190,019	(15,741)
MXN vs. USD, expiring 6/17/2015	State Street Bank & Trust	4,075,669	268,000	264,798	268,000	(3,202)
MXN vs. USD, expiring 6/17/2015	State Street Bank & Trust	14,355,087	917,082	932,657	917,082	15,575
MXN vs. USD, expiring 6/17/2015	UBS AG	6,094,143	401,000	395,940	401,000	(5,060)
MYR vs. USD, expiring 5/5/2015	Barclays plc	1,909,609	514,000	536,133	514,000	22,133
MYR vs. USD, expiring 5/20/2015	Deutsche Bank AG	2,823,614	769,000	791,630	769,000	22,630
MYR vs. USD, expiring 5/5/2015	UBS AG	1,074,367	300,103	301,635	300,103	1,532
NOK vs. CAD, expiring 6/17/2015	HSBC Bank plc	1,812,671	282,062	240,426	233,640	6,786
NOK vs. CAD, expiring 6/17/2015	Royal Bank of Canada	1,377,916	212,730	182,762	176,211	6,551
NOK vs. EUR, expiring 6/17/2015	HSBC Bank plc	7,935,474	942,751	1,052,535	1,059,190	(6,655)
NOK vs. GBP, expiring 6/17/2015	Bank of America Corp.	1,066,253	88,394	141,424	135,642	5,782
NOK vs. JPY, expiring 6/17/2015	Bank of America Corp.	1,124,631	16,999,416	149,168	142,444	6,724
NOK vs. JPY, expiring 6/17/2015	BNP Paribas S.A.	799,622	12,152,175	$106,059	$101,827	$4,232
NOK vs. JPY, expiring 6/17/2015	HSBC Bank plc	5,997,467	89,443,768	795,484	749,479	46,005
NOK vs. USD, expiring 6/17/2015	Bank of America Corp.	1,367,712	171,208	181,409	171,208	10,201
NOK vs. USD, expiring 5/6/2015	Barclays plc	1,130,330	144,472	150,107	144,472	5,635

See Accompanying Notes to the Consolidated Financial Statements.

57

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
NOK vs. USD, expiring 5/6-5/13/2015	Citibank N.A.	1,880,290	241,665	$249,664	$241,665	$7,999
NOK vs. USD, expiring 6/17/2015	HSBC Bank plc	3,621,722	461,526	480,373	461,526	18,847
NOK vs. USD, expiring 6/17-6/30/2015	JPMorgan Chase Bank	19,863,039	2,451,526	2,633,969	2,451,526	182,443
NOK vs. USD, expiring 5/6-6/3/2015	Westpac Banking Corp.	1,245,986	162,011	165,347	162,011	3,336
NZD vs. AUD, expiring 6/17/2015	Bank of America Corp.	228,739	221,723	173,811	175,019	(1,208)
NZD vs. AUD, expiring 6/17/2015	Westpac Banking Corp.	446,869	424,941	339,562	335,431	4,131
NZD vs. CAD, expiring 6/17/2015	Westpac Banking Corp.	523,974	491,771	398,153	407,349	(9,196)
NZD vs. EUR, expiring 6/17/2015	Bank of America Corp.	554,820	385,329	421,591	432,921	(11,330)
NZD vs. GBP, expiring 6/17/2015	Bank of America Corp.	486,838	244,931	369,934	375,851	(5,917)
NZD vs. JPY, expiring 6/17/2015	Westpac Banking Corp.	162,995	14,733,589	123,855	123,458	397
NZD vs. NOK, expiring 6/17/2015	Bank of America Corp.	438,947	2,642,683	333,543	350,517	(16,974)
NZD vs. NOK, expiring 6/17/2015	Westpac Banking Corp.	1,129,085	6,720,602	857,958	891,398	(33,440)
NZD vs. SEK, expiring 6/17/2015	HSBC Bank plc	217,985	1,415,223	165,640	169,976	(4,336)
NZD vs. SEK, expiring 6/17/2015	Westpac Banking Corp.	143,978	915,068	109,405	109,905	(500)
NZD vs. USD, expiring 6/17/2015	Bank of America Corp.	937,168	710,228	712,126	710,228	1,898
NZD vs. USD, expiring 6/17/2015	Deutsche Bank AG	1,466,000	1,074,068	1,113,969	1,074,068	39,901
NZD vs. USD, expiring 6/30/2015	JPMorgan Chase Bank	3,322,578	2,500,074	2,521,380	2,500,074	21,306
NZD vs. USD, expiring 5/28/2015	Royal Bank of Canada	146,568	108,597	111,599	108,597	3,002
NZD vs. USD, expiring 6/17/2015	State Street Bank & Trust	716,000	532,725	544,066	532,725	11,341
NZD vs. USD, expiring 6/17/2015	Westpac Banking Corp.	1,351,000	1,023,896	1,026,584	1,023,896	2,688
PLN vs. EUR, expiring 6/17/2015	Bank of America Corp.	1,005,475	245,000	278,882	275,260	3,622

See Accompanying Notes to the Consolidated Financial Statements.

58

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
PLN vs. EUR, expiring 6/17/2015	Barclays plc	1,015,242	246,000	$281,591	$276,383	$5,208
PLN vs. EUR, expiring 6/17/2015	Deutsche Bank AG	1,063,293	255,000	294,919	286,495	8,424
PLN vs. EUR, expiring 6/17/2015	UBS AG	948,659	235,585	263,123	264,682	(1,559)
PLN vs. USD, expiring 6/18/2015	BNP Paribas S.A.	286,425	76,763	79,441	76,763	2,678
PLN vs. USD, expiring 6/30/2015	JPMorgan Chase Bank	3,365,000	895,948	932,911	895,948	36,963
RUB vs. USD, expiring 5/13/2015	JPMorgan Chase Bank	13,669,921	255,117	264,495	255,117	9,378
SEK vs. AUD, expiring 6/17/2015	Westpac Banking Corp.	997,491	148,707	119,804	117,383	2,421
SEK vs. EUR, expiring 6/17/2015	HSBC Bank plc	4,531,931	493,000	544,310	553,890	(9,580)
SEK vs. EUR, expiring 6/17/2015	JPMorgan Chase Bank	9,264,209	1,008,314	1,112,684	1,132,850	(20,166)
SEK vs. GBP, expiring 6/17/2015	BNP Paribas S.A.	2,012,451	157,401	241,707	241,534	173
SEK vs. GBP, expiring 6/17/2015	HSBC Bank plc	3,943,952	304,714	473,691	467,588	6,103
SEK vs. JPY, expiring 6/17/2015	HSBC Bank plc	1,098,326	15,483,870	131,915	129,744	2,171
SEK vs. NZD, expiring 6/17/2015	Barclays plc	710,425	110,763	85,326	84,165	1,161
SEK vs. NZD, expiring 6/17/2015	Deutsche Bank AG	707,341	110,763	84,956	84,165	791
SEK vs. NZD, expiring 6/17/2015	Westpac Banking Corp.	6,494,214	1,006,856	779,992	765,080	14,912
SEK vs. USD, expiring 6/3/2015	Barclays plc	3,548,194	421,652	426,038	421,652	4,386
SEK vs. USD, expiring 5/6/2015	Citibank N.A.	5,323,194	615,618	638,805	615,618	23,187
SEK vs. USD, expiring 6/17/2015	HSBC Bank plc	8,683,439	1,017,412	1,042,930	1,017,412	25,518
SEK vs. USD, expiring 6/17/2015	Royal Bank of Canada	3,191,729	377,059	383,345	377,059	6,286
SEK vs. USD, expiring 6/3/2015	State Street Bank & Trust	3,075,091	356,310	369,232	356,310	12,922
SGD vs. USD, expiring 6/17/2015	Deutsche Bank AG	747,738	540,000	564,618	540,000	24,618

See Accompanying Notes to the Consolidated Financial Statements.

59

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
TRY vs. USD, expiring 6/17/2015	Citibank N.A.	1,377,585	524,436	$508,596	$524,436	$(15,840)
TRY vs. USD, expiring 6/17/2015	Deutsche Bank AG	1,401,702	512,000	517,499	512,000	5,499
TRY vs. USD, expiring 6/17/2015	Deutsche Bank AG	1,446,072	539,000	533,880	539,000	(5,120)
TRY vs. USD, expiring 6/17/2015	HSBC Bank plc	663,670	251,655	245,023	251,655	(6,632)
TRY vs. USD, expiring 6/12/2015	JPMorgan Chase Bank	3,576,000	1,305,847	1,322,262	1,305,847	16,415
TRY vs. USD, expiring 6/17/2015	JPMorgan Chase Bank	705,485	269,000	260,460	269,000	(8,540)
TRY vs. USD, expiring 6/17/2015	Morgan Stanley	701,027	257,000	258,814	257,000	1,814
TRY vs. USD, expiring 6/17/2015	Morgan Stanley	1,412,567	526,926	521,510	526,926	(5,416)
TWD vs. USD, expiring 5/4/2015	Citibank N.A.	8,777,286	282,500	286,596	282,500	4,096
TWD vs. USD, expiring 5/4/2015	Deutsche Bank AG	7,947,520	256,000	259,502	256,000	3,502
TWD vs. USD, expiring 5/8/2015	HSBC Bank plc	31,835,169	1,022,669	1,039,491	1,022,669	16,822
TWD vs. USD, expiring 5/21/2015	JPMorgan Chase Bank	23,758,946	766,999	775,800	766,999	8,801
USD vs. AUD, expiring 6/17/2015	Bank of America Corp.	1,306,516	1,696,850	1,306,516	1,339,423	(32,907)
USD vs. AUD, expiring 6/17/2015	Barclays plc	536,732	710,000	536,732	560,445	(23,713)
USD vs. AUD, expiring 6/17/2015	Citibank N.A.	539,223	709,000	539,223	559,655	(20,432)
USD vs. AUD, expiring 6/30/2015	JPMorgan Chase Bank	1,495,072	1,957,643	1,495,072	1,544,108	(49,036)
USD vs. AUD, expiring 6/17/2015	UBS AG	539,871	714,558	539,871	564,043	(24,172)
USD vs. AUD, expiring 6/17/2015	Westpac Banking Corp.	1,996,545	2,604,215	1,996,545	2,055,660	(59,115)
USD vs. BRL, expiring 5/5/2015	Bank of America Corp.	318,010	1,017,379	318,010	337,550	(19,540)
USD vs. BRL, expiring 5/5-7/2/2015	HSBC Bank plc	2,255,600	7,062,555	2,255,600	2,306,635	(51,035)
USD vs. BRL, expiring 5/5/2015	JPMorgan Chase Bank	339,000	1,037,320	339,000	344,167	(5,167)

See Accompanying Notes to the Consolidated Financial Statements.

60

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
USD vs. BRL, expiring 6/2-7/2/2015	Morgan Stanley	1,091,826	3,255,843	$1,091,826	$1,065,955	$25,871
USD vs. BRL, expiring 5/5/2015	Morgan Stanley	514,000	1,592,357	514,000	528,319	(14,319)
USD vs. BRL, expiring 6/2/2015	Royal Bank of Canada	512,000	1,536,589	512,000	504,640	7,360
USD vs. CAD, expiring 6/17/2015	Bank of America Corp.	540,000	687,269	540,000	569,286	(29,286)
USD vs. CAD, expiring 6/17/2015	Barclays plc	73,245	93,310	73,245	77,291	(4,046)
USD vs. CAD, expiring 6/17/2015	Citibank N.A.	1,353,000	1,704,112	1,353,000	1,411,568	(58,568)
USD vs. CAD, expiring 5/12/2015	Deutsche Bank AG	633,020	791,000	633,020	655,541	(22,521)
USD vs. CAD, expiring 6/17/2015	HSBC Bank plc	179,823	226,496	179,823	187,614	(7,791)
USD vs. CAD, expiring 6/17/2015	JPMorgan Chase Bank	1,086,000	1,365,819	1,086,000	1,131,349	(45,349)
USD vs. CAD, expiring 6/17/2015	Royal Bank of Canada	2,007,135	2,517,679	2,007,135	2,085,470	(78,335)
USD vs. CAD, expiring 6/17/2015	UBS AG	540,000	690,832	540,000	572,237	(32,237)
USD vs. CHF, expiring 5/12/2015	Bank of America Corp.	42,785	40,975	42,785	43,930	(1,145)
USD vs. CHF, expiring 6/30/2015	JPMorgan Chase Bank	3,040,094	2,901,542	$3,040,094	$3,116,871	$(76,777)
USD vs. CNH, expiring 6/17/2015	HSBC Bank plc	1,966,000	12,335,209	1,966,000	1,978,722	(12,722)
USD vs. CNH, expiring 6/17/2015	JPMorgan Chase Bank	1,232,280	7,830,031	1,232,280	1,256,035	(23,755)
USD vs. COP, expiring 5/29/2015	Deutsche Bank AG	67,541	164,395,520	67,541	68,839	(1,298)
USD vs. COP, expiring 5/29/2015	JPMorgan Chase Bank	182,985	452,339,910	182,985	189,412	(6,427)
USD vs. COP, expiring 5/11/2015	UBS AG	275,121	699,908,990	275,121	293,622	(18,501)
USD vs. DKK, expiring 5/6/2015	BNP Paribas S.A.	467,609	3,236,020	467,609	486,704	(19,095)
USD vs. DKK, expiring 5/6-6/3/2015	Westpac Banking Corp.	3,627,866	24,742,052	3,627,866	3,723,595	(95,729)
USD vs. EUR, expiring 6/15-6/17/2015	Bank of America Corp.	6,394,174	5,896,138	6,394,174	6,624,223	(230,049)

See Accompanying Notes to the Consolidated Financial Statements.

61

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
USD vs. EUR, expiring 6/17/2015	Bank of America Corp.	236,743	210,498	$236, 743	$236,497	$246
USD vs. EUR, expiring 5/6-6/17/2015	Barclays plc	48,561,711	45,222,700	48,561,711	50,781,414	(2,219,703)
USD vs. EUR, expiring 5/6-6/17/2015	BNP Paribas S.A.	2,530,398	2,346,171	2,530,398	2,635,242	(104,844)
USD vs. EUR, expiring 5/6-6/17/2015	Citibank N.A.	2,833,375	2,641,370	2,833,375	2,967,486	(134,111)
USD vs. EUR, expiring 6/17/2015	Deutsche Bank AG	3,292,887	3,024,457	3,292,887	3,398,006	(105,119)
USD vs. EUR, expiring 5/6-6/3/2015	Goldman Sachs & Co.	585,068	537,456	585,068	603,638	(18,570)
USD vs. EUR, expiring 6/17/2015	HSBC Bank plc	511,372	460,841	511,372	517,759	(6,387)
USD vs. EUR, expiring 5/20-6/30/2015	JPMorgan Chase Bank	33,981,379	31,315,774	33,981,379	35,180,110	(1,198,731)
USD vs. EUR, expiring 5/6/2015	Toronto-Dominion Bank./The	237,670	218,805	237,670	245,691	(8,021)
USD vs. EUR, expiring 5/6/2015	Royal Bank of Canada	319,114	296,055	319,114	332,434	(13,320)
USD vs. EUR, expiring 5/6-6/3/2015	State Street Bank & Trust	1,002,228	929,179	1,002,228	1,043,481	(41,253)
USD vs. EUR, expiring 5/6/2015	UBS AG	888,840	828,360	888,840	930,146	(41,306)
USD vs. EUR, expiring 5/6-6/3/2015	Westpac Banking Corp.	45,921,551	41,709,860	45,921,551	46,852,162	(930,611)
USD vs. GBP, expiring 5/6/2015	Barclays plc	872,299	584,451	872,299	897,118	(24,819)
USD vs. GBP, expiring 6/17/2015	BNP Paribas S.A.	513,216	352,000	$513,216	$540,149	$(26,933)
USD vs. GBP, expiring 5/6/2015	Credit Suisse International	234,931	158,462	234,931	243,235	(8,304)
USD vs. GBP, expiring 5/20-6/30/2015	JPMorgan Chase Bank	20,437,747	13,766,615	20,437,747	21,126,022	(688,275)
USD vs. GBP, expiring 6/17/2015	Royal Bank of Canada	805,096	536,530	805,096	823,312	(18,216)
USD vs. IDR, expiring 5/15/2015	Citibank N.A.	257,000	3,376,851,500	257,000	259,936	(2,936)
USD vs. IDR, expiring 5/29/2015	UBS AG	281,491	3,703,860,000	281,491	284,208	(2,717)
USD vs. INR, expiring 6/5/2015	Deutsche Bank AG	215,000	13,706,250	215,000	214,201	799

See Accompanying Notes to the Consolidated Financial Statements.

62

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
USD vs. JPY, expiring 6/17/2015	Bank of America Corp.	514,000	61,574,938	$514,000	$515,957	$(1,957)
USD vs. JPY, expiring 6/17/2015	Credit Suisse International	813,000	98,420,091	813,000	824,694	(11,694)
USD vs. JPY, expiring 6/17/2015	Deutsche Bank AG	1,079,000	129,708,633	1,079,000	1,086,871	(7,871)
USD vs. JPY, expiring 6/17/2015	HSBC Bank plc	539,000	65,025,175	539,000	544,867	(5,867)
USD vs. JPY, expiring 6/17-6/30/2015	JPMorgan Chase Bank	4,846,589	585,746,898	4,846,589	4,908,453	(61,864)
USD vs. JPY, expiring 6/30/2015	JPMorgan Chase Bank	4,427,767	526,931,900	4,427,767	4,416,198	11,569
USD vs. JPY, expiring 6/17/2015	Royal Bank of Canada	1,383,652	167,256,315	1,383,652	1,401,495	(17,843)
USD vs. JPY, expiring 6/17/2015	Royal Bank of Canada	484,000	57,703,932	484,000	483,520	480
USD vs. JPY, expiring 6/17/2015	State Street Bank & Trust	308,000	36,978,942	308,000	309,859	(1,859)
USD vs. JPY, expiring 6/9/2015	UBS AG	810,173	96,586,451	810,173	809,232	941
USD vs. KRW, expiring 6/11/2015	Barclays plc	670,547	724,519,574	670,547	675,109	(4,562)
USD vs. KRW, expiring 5/29/2015	Citibank N.A.	469,503	506,242,000	469,503	471,896	(2,393)
USD vs. KRW, expiring 5/15/2015	Deutsche Bank AG	411,000	452,582,925	411,000	422,062	(11,062)
USD vs. KRW, expiring 5/19/2015	UBS AG	488,248	535,192,674	488,248	499,039	(10,791)
USD vs. KRW, expiring 5/19/2015	Westpac Banking Corp.	488,911	535,934,241	488,911	499,730	(10,819)
USD vs. MXN, expiring 6/17/2015	JPMorgan Chase Bank	422,000	6,485,338	422,000	421,356	644
USD vs. MXN, expiring 6/17/2015	State Street Bank & Trust	541,000	8,334,619	541,000	541,504	(504)
USD vs. MXN, expiring 6/12/2015	UBS AG	1,162,135	17,991,948	1,162,135	1,169,376	(7,241)
USD vs. MYR, expiring 5/20/2015	Barclays plc	437,884	1,584,000	437,884	444,091	(6,207)
USD vs. MYR, expiring 5/5-5/29/2015	Citibank N.A.	524,000	1,907,299	524,000	534,901	(10,901)
USD vs. MYR, expiring 5/5/2015	Deutsche Bank AG	535,000	1,991,698	535,000	559,180	(24,180)

See Accompanying Notes to the Consolidated Financial Statements.

63

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
USD vs. MYR, expiring 5/27/2015	JPMorgan Chase Bank	256,000	931,674	$256,000	$261,028	$(5,028)
USD vs. MYR, expiring 6/5/2015	JPMorgan Chase Bank	256,000	913,920	256,000	255,839	161
USD vs. MYR, expiring 5/20/2015	Royal Bank of Canada	800,973	2,923,625	800,973	819,669	(18,696)
USD vs. MYR, expiring 6/12/2015	UBS AG	299,383	1,074,367	299,383	300,577	(1,194)
USD vs. NOK, expiring 6/17/2015	HSBC Bank plc	194,767	1,572,487	194,767	208,570	(13,803)
USD vs. NOK, expiring 6/17/2015	State Street Bank & Trust	928,005	6,948,348	928,005	921,605	6,400
USD vs. NOK, expiring 5/6-5/13/2015	Westpac Banking Corp.	234,638	1,843,980	234,638	244,848	(10,210)
USD vs. NZD, expiring 6/17/2015	Bank of America Corp.	576,754	766,000	576,754	582,061	(5,307)
USD vs. NZD, expiring 6/17/2015	Barclays plc	1,104,737	1,480,763	1,104,737	1,125,186	(20,449)
USD vs. NZD, expiring 6/17/2015	Deutsche Bank AG	163,699	219,763	163,699	166,991	(3,292)
USD vs. NZD, expiring 6/17/2015	State Street Bank & Trust	1,322,460	1,813,452	1,322,460	1,377,988	(55,528)
USD vs. NZD, expiring 6/17/2015	Westpac Banking Corp.	1,220,929	1,617,801	1,220,929	1,229,319	(8,390)
USD vs. RUB, expiring 5/13/2015	BNP Paribas S.A.	154,000	8,001,763	154,000	154,824	(824)
USD vs. RUB, expiring 5/13/2015	JPMorgan Chase Bank	94,795	4,875,324	94,795	94,331	464
USD vs. SEK, expiring 6/17/2015	Bank of America Corp.	977,148	8,065,000	977,148	968,652	8,496
USD vs. SEK, expiring 5/13-6/17/2015	Royal Bank of Canada	268,300	2,278,268	268,300	273,564	(5,264)
USD vs. SEK, expiring 5/6/2015	Westpac Banking Corp.	204,246	1,775,000	204,246	213,007	(8,761)
USD vs. SGD, expiring 6/17/2015	Deutsche Bank AG	1,600,000	2,189,232	1,600,000	1,653,092	(53,092)
USD vs. SGD, expiring 6/17/2015	UBS AG	357,408	493,098	357,408	372,339	(14,931)
USD vs. SGD, expiring 6/17/2015	Westpac Banking Corp.	726,807	998,044	726,807	753,625	(26,818)
USD vs. TRY, expiring 6/17/2015	Citibank N.A.	503,215	1,394,419	503,215	514,810	(11,595)

See Accompanying Notes to the Consolidated Financial Statements.

64

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
USD vs. TRY, expiring 6/17/2015	Citibank N.A.	542,000	1,435,896	$542,000	$530,123	$11,877
USD vs. TRY, expiring 6/17/2015	Deutsche Bank AG	1,623,000	4,319,727	1,623,000	1,594,814	28,186
USD vs. TRY, expiring 6/17/2015	JPMorgan Chase Bank	257,000	693,576	257,000	256,064	936
USD vs. TRY, expiring 6/12/2015	Royal Bank of Canada	1,258,271	3,425,770	1,258,271	1,266,713	(8,442)
USD vs. TWD, expiring 5/4-5/21/2015	Citibank N.A.	817,591	25,502,092	817,591	832,702	(15,111)
USD vs. TWD, expiring 5/8/2015	HSBC Bank plc	655,468	20,510,908	655,468	669,728	(14,260)
USD vs. TWD, expiring 5/8/2015	JPMorgan Chase Bank	439,678	13,704,763	439,678	447,492	(7,814)
USD vs. TWD, expiring 5/21/2015	UBS AG	408,366	12,643,000	408,366	412,832	(4,466)
USD vs. ZAR, expiring 6/17/2015	Deutsche Bank AG	1,335,000	16,610,855	1,335,000	1,385,934	(50,934)
USD vs. ZAR, expiring 6/17/2015	Morgan Stanley	271,000	3,360,414	271,000	280,378	(9,378)
USD vs. ZAR, expiring 6/17/2015	UBS AG	224,747	2,780,799	224,747	232,017	(7,270)
ZAR vs. USD, expiring 6/17/2015	Deutsche Bank AG	6,351,100	525,000	529,907	525,000	4,907
ZAR vs. USD, expiring 6/17/2015	HSBC Bank plc	3,268,665	272,928	272,723	272,928	(205)
ZAR vs. USD, expiring 6/30/2015	JPMorgan Chase Bank	2,743,500	228,055	228,400	228,055	345
ZAR vs. USD, expiring 6/17/2015	Morgan Stanley	6,546,436	545,946	546,205	545,946	259
ZAR vs. USD, expiring 6/17/2015	State Street Bank & Trust	6,499,375	542,632	542,278	542,632	(354)
						$(4,855,917)

Cash collateral in the amount of $32,541,400 was pledged for total return, currency, credit default, inflation linked, interest rate swaps, contracts for differences and forward foreign currency contracts as of April 30, 2015.

See Accompanying Notes to the Consolidated Financial Statements.

65

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

Currency Abbreviations:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
COP	—	Colombia Peso
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungary Forint
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korea Republic Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	New Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Written Options:

Options written through the period ended April 30, 2015 were as follows:

	Number of Contracts	Premiums Received
Options outstanding — November 1, 2014	2,895	$248,831
Options written	5,235	904,833
Options terminated in closing purchase transactions	(5,319)	(975,112)
Options expired	(2,326)	(107,578)
Options outstanding — April 30, 2015	485	$70,974

Written Swaptions:

Swaptions written through the period ended April 30, 2015 were as follows:

	Notional Amount (000)	Premiums Received
Swaptions outstanding — November 1, 2014	21,000	$197,599
Swaptions written	49,000	36,750
Swaptions terminated in closing purchase transactions	(21,000)	(197,599)
Swaptions outstanding — April 30, 2015	49,000	$36,750

See Accompanying Notes to the Consolidated Financial Statements.

66

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

Arden Alternative Strategies invested, as a percentage of net assets, in the following countries as of April 30, 2015:

Argentina	(0.1)%
Australia	(0.2)
Austria	0.0 †
Bahamas	0.0 †
Belgium	0.0 †
Bermuda	1.7
Brazil	(0.6)
Canada	(0.2)
Cayman Islands	0.8
Chile	0.0 †
China	(0.2)
Colombia	(0.1)
Costa Rica	0.0 †
Denmark	0.2
Dominican Republic	0.2
Finland	0.0 †
France	1.4
Germany	1.3
Greece	0.3
Hong Kong	(0.1)
India	(0.2)
Ireland	0.5
Israel	0.6
Italy	0.3
Japan	0.1
Jersey	0.1
Luxembourg	0.9
Marshall Islands	0.4
Mexico	(0.3)
Netherlands	0.7
Norway	(0.1)
Panama	(0.2)
Peru	0.1
Portugal	0.5
Singapore	0.2
South Africa	0.0 †
South Korea	0.1
Spain	0.2
Sweden	(0.3)
Switzerland	0.0 †
Taiwan	(0.2)
United Kingdom	1.2
United States	29.9
Venezuela	0.0 †
Other‡	61.1
100.0%

†	Amount represents less than 0.05%
‡	Includes any non investments in securities and net other assets (liabilities).

See Accompanying Notes to the Consolidated Financial Statements.

67

ARDEN ALTERNATIVE STRATEGIES II
CONSOLIDATED SCHEDULE OF INVESTMENTS
APRIL 30, 2015 (Unaudited)

Portfolio By Type of Security

	Long	Short
Common Stocks	92.1%	(46.4)%
Exchange Traded Funds	0.4	(15.4)
Mutual Funds	0.6	—
Corporate Bonds	8.7	(0.8)
Municipal Bonds	2.8	—
U.S. Government Securities	0.3	(3.1)
Rights	0.0 †	—
Warrants	0.1	(0.0)†
Purchased Options	0.2	—
Written Options	—	(0.0)†
Other Assets less Liabilities*	60.5	—
Total	165.7%	(65.7)%

*	Please refer to the Consolidated Statement of Assets and Liabilities for additional details.
†	Amount represents less than 0.05%.

See Accompanying Notes to the Consolidated Financial Statements.

68

ARDEN ALTERNATIVE STRATEGIES II
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

LONG INVESTMENTS	SHARES	VALUE

COMMON STOCKS — 92.1%
Aerospace & Defense — 2.3%
B/E Aerospace, Inc.(a)	3,742	$223,734
Boeing Co./The	425	60,919
Dassault Aviation S.A.	33	44,465
DigitalGlobe, Inc.*(a)	518	16,664
General Dynamics Corp.	200	27,464
Hexcel Corp.(a)	51	2,557
Honeywell International, Inc.	240	24,221
Huntington Ingalls Industries, Inc.(a)	215	28,292
L-3 Communications Holdings, Inc.(a)(b)	413	47,458
Lockheed Martin Corp.(a)	370	69,042
Raytheon Co.(a)	989	102,856
Spirit AeroSystems Holdings, Inc., Class A*(a)	1,312	66,768
Textron, Inc.(a)	5,626	247,431
TransDigm Group, Inc.(a)	1,845	391,380
United Technologies Corp.(a)	4,173	474,679
		1,827,930
Air Freight & Logistics — 1.0%
Air Transport Services Group, Inc.*	710	6,617
Atlas Air Worldwide Holdings, Inc.*(a)	521	25,394
Expeditors International of Washington, Inc.(a)	1,909	87,489
FedEx Corp.	3,171	537,706
Forward Air Corp.	760	38,281
Park-Ohio Holdings Corp.	66	3,058
PostNL N.V.*	11,201	56,182
United Parcel Service, Inc., Class B(a)	636	63,937
		818,664
Airlines — 1.0%
Alaska Air Group, Inc.(a)	700	44,842
American Airlines Group, Inc.(a)	8,761	423,025
Delta Air Lines, Inc.	1,234	55,086
International Consolidated Airlines Group S.A.*	7,476	62,790
JetBlue Airways Corp.*(b)	300	6,159
Republic Airways Holdings, Inc.*	1,988	24,333
Ryanair Holdings plc (ADR)	944	61,219
Southwest Airlines Co.(a)	1,200	48,672
	SHARES	VALUE

Airlines (continued)
United Continental Holdings, Inc.*(a)	810	$48,389
		774,515
Auto Components — 0.8%
Cie Generale des
Etablissements Michelin	521	58,307
Continental AG*	257	60,788
Cooper Tire & Rubber Co.	1,600	67,984
Delphi Automotive plc	900	74,700
Faurecia	837	39,830
Goodyear Tire & Rubber Co./The	400	11,346
Johnson Controls, Inc.(b)	1,417	71,388
Lear Corp.(a)	300	33,309
Magna International, Inc.(a)	400	20,172
Motorcar Parts of America, Inc.*	373	10,903
Tenneco, Inc.*(a)	506	29,576
Tower International, Inc.*(a)	3,457	89,398
Valeo S.A.	321	51,650
		619,351
Automobiles — 0.8%
Daimler AG	232	22,489
Fiat Chrysler Automobiles N.V.*(b)	1,400	20,650
Ford Motor Co.(b)	2,400	37,920
General Motors Co.(b)	4,090	143,395
Harley-Davidson, Inc.(b)	4,900	275,429
Peugeot S.A.*	2,760	52,374
Renault S.A.	499	52,725
		604,982
Banks — 4.2%
Ameris Bancorp	715	17,868
Banc of California, Inc.	2,465	30,566
Banco Latinoamericano de Comercio Exterior S.A., Class E	931	29,578
Banco Santander S.A.	2,758	20,922
Bank of Ireland*	164,595	63,299
BB&T Corp.(a)	224	8,577
BNP Paribas S.A.	1,092	69,204
C&F Financial Corp.	162	5,680
CIT Group, Inc.(a)(b)	1,525	68,671
Citigroup, Inc.	3,600	191,952
Comerica, Inc.(a)(b)	5,949	282,042
Commerce Bancshares, Inc./MO(a)	8	342

See Accompanying Notes to the Consolidated Financial Statements.

69

ARDEN ALTERNATIVE STRATEGIES II
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Banks (continued)
Credicorp Ltd.	400	$61,020
East West Bancorp, Inc.(a)	113	4,587
Financial Institutions, Inc.	680	16,014
First Merchants Corp.	1,182	26,678
First Republic Bank/CA(a)(b)	2,437	142,053
HDFC Bank Ltd. (ADR)	400	22,736
Horizon Bancorp/IN	488	11,395
HSBC Holdings plc (ADR)(b)	1,213	60,201
ICICI Bank Ltd. (ADR)(a)	2,626	28,702
ING Groep N.V. (CVA)*	24,905	383,541
Intesa Sanpaolo S.p.A.	9,120	30,885
JPMorgan Chase & Co.(a)	1,179	74,583
KBC Groep N.V.*	714	47,205
KeyCorp(a)	7,720	111,554
M&T Bank Corp.(a)	328	39,252
Natixis S.A.	12,225	101,386
Pacific Premier Bancorp, Inc.*	1,037	16,239
PacWest Bancorp(b)	261	11,771
Permanent TSB Group Holdings plc*	10,933	61,381
Prosperity Bancshares, Inc.(a)	387	20,642
Regions Financial Corp.(a)	21,800	214,294
Shawbrook Group plc*(c)	6,860	32,538
Signature Bank/NY*(a)	497	66,643
SVB Financial Group*(a)	210	27,880
Texas Capital Bancshares, Inc.*(a)	524	27,594
Univest Corp of
Pennsylvania(a)	305	5,950
Wells Fargo & Co.(a)	12,317	678,667
Wilshire Bancorp, Inc.(a)	1,209	12,755
Zions Bancorp.(a)	9,100	257,848
		3,384,695
Beverages — 3.6%
Anheuser-Busch InBev N.V.	378	46,221
Anheuser-Busch InBev N.V. (ADR)	3,975	477,159
Brown-Forman Corp., Class B(a)(b)	3,135	282,871
Coca-Cola Enterprises, Inc.(a)	9,896	439,481
Constellation Brands, Inc., Class A*(a)	645	74,781
Dr Pepper Snapple Group, Inc.(a)	1,513	112,840
Heineken N.V.	2,927	229,553
MGP Ingredients, Inc.	490	6,880
	SHARES	VALUE

Beverages (continued)
Molson Coors Brewing Co., Class B(a)	9,521	$699,889
Monster Beverage Corp.*(a)	246	33,729
PepsiCo, Inc.	5,143	489,202
		2,892,606
Biotechnology — 0.6%
Achillion Pharmaceuticals, Inc.*(b)	2,940	25,725
Alexion Pharmaceuticals, Inc.*(a)	351	59,400
Alnylam Pharmaceuticals, Inc.*(a)	716	72,939
AMAG Pharmaceuticals, Inc.*	623	31,754
Amgen, Inc.(a)	666	105,168
BioMarin Pharmaceutical, Inc.*(a)	648	72,608
Insys Therapeutics, Inc.*	245	12,880
Medivation, Inc.*(a)	596	71,961
MiMedx Group, Inc.*(a)	699	6,571
Regeneron Pharmaceuticals, Inc.*	3	1,372
Seattle Genetics, Inc.*(a)	1,191	40,899
Vertex Pharmaceuticals, Inc.*(a)	113	13,931
		515,208
Building Products — 1.2%
Continental Building Products, Inc.*	1,979	43,558
Fortune Brands Home & Security, Inc.	8,152	363,579
Insteel Industries, Inc.	711	14,405
Lennox International, Inc.(a)	3	318
Masco Corp.	700	18,543
Norcraft Cos., Inc.*	1,899	49,032
Owens Corning(a)	8,000	309,280
PGT, Inc.*	2,359	26,704
USG Corp.*(a)	4,900	130,046
		955,465
Capital Markets — 2.3%
American Capital Ltd.*	3,897	58,806
Ameriprise Financial, Inc.(a)	400	50,112
Anima Holding S.p.A.*(c)	9,198	82,314
Ares Capital Corp.	10,850	184,667
Bank of New York Mellon Corp./The(a)	1,067	45,177
Deutsche Bank AG(a)	1,977	63,462

See Accompanying Notes to the Consolidated Financial Statements.

70

ARDEN ALTERNATIVE STRATEGIES II
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Capital Markets (continued)
E*TRADE Financial Corp.*	4,900	$141,071
EFG International AG*	3,961	58,590
Evercore Partners, Inc., Class A(b)	524	25,278
Franklin Resources, Inc.	600	30,936
Goldman Sachs Group, Inc./The(a)(b)	2,200	432,124
Invesco Ltd.(a)	770	31,893
Janus Capital Group, Inc.(a)	1,200	21,480
JMP Group LLC	971	7,477
Legg Mason, Inc.(a)	265	13,952
Morgan Stanley(a)	1,665	62,121
Newtek Business Services Corp.	519	8,844
Nordnet AB, Class B	12,503	57,164
Northern Trust Corp.(a)(b)	4,417	323,104
NorthStar Asset Management Group, Inc.(a)	1,000	21,030
Oppenheimer Holdings, Inc., Class A	241	5,757
Pzena Investment Management, Inc., Class A	172	1,582
Safeguard Scientifics, Inc.*(a)	279	5,019
Stifel Financial Corp.*(a)	129	6,816
T Rowe Price Group, Inc.(a)	84	6,819
Waddell & Reed Financial, Inc., Class A(b)	927	45,720
WisdomTree Investments, Inc.(a)	3,900	74,256
		1,865,571
Chemicals — 4.9%
Agrium, Inc.(a)	200	20,726
Air Products & Chemicals, Inc.(a)	4,266	611,872
Akzo Nobel N.V.	4,307	328,259
Albemarle Corp.(a)	244	14,567
Arkema S.A.	306	24,711
Ashland, Inc.	300	37,908
Axiall Corp.(a)	100	4,080
Cabot Corp.(a)	130	5,556
Calgon Carbon Corp.(a)	13,600	301,784
CF Industries Holdings, Inc.(b)	100	28,747
Ecolab, Inc.(a)(b)	3,117	349,042
Evonik Industries AG	707	27,336
FMC Corp.(a)	1,006	59,666
Gulf Resources, Inc.*	1,827	4,695
Hexpol AB	148	15,877
	SHARES	VALUE

Chemicals (continued)
Huntsman Corp.(b)	5,200	$119,860
International Flavors & Fragrances, Inc.(a)	410	47,047
K+S AG	1,543	50,799
Monsanto Co.	1,200	136,752
Mosaic Co./The(a)(b)	2,603	114,532
OMNOVA Solutions, Inc.*(a)	1,111	8,877
Platform Specialty Products Corp.*(a)	1,400	37,716
PPG Industries, Inc.(a)	303	67,133
RPM International, Inc.(a)	53	2,520
Scotts Miracle-Gro Co./The, Class A(a)	45	2,903
Sherwin-Williams Co./The	1,776	493,728
Sigma-Aldrich Corp.	400	55,568
Symrise AG	296	18,101
Tessenderlo Chemie N.V.*	423	13,940
Umicore S.A.	1,075	53,551
W.R. Grace & Co.*	8,336	806,258
		3,864,111
Commercial Services & Supplies — 1.6%
ADT Corp./The	500	18,800
Cintas Corp.(b)	1,413	112,969
Clean Harbors, Inc.*(a)	6,000	331,500
Elanders AB, Class B	6,875	40,755
ISS A/S	1,765	59,697
KAR Auction Services, Inc.(a)	5,500	204,655
Pitney Bowes, Inc.(a)(b)	1,368	30,602
Progressive Waste Solutions Ltd.(a)	5,572	161,087
R.R. Donnelley & Sons Co.(a)(b)	15,126	281,646
Republic Services, Inc.(a)	500	20,315
Tyco International plc(a)	683	26,897
		1,288,923
Communications Equipment — 0.7%
ARRIS Group, Inc.*	482	16,231
Black Box Corp.	714	14,208
Ciena Corp.*(b)	2,837	60,428
Cisco Systems, Inc.	900	25,947
Extreme Networks, Inc.*	3,288	8,286
F5 Networks, Inc.*	800	97,616
Harris Corp.(a)	182	14,604
Infinera Corp.*	2,100	39,480
InterDigital, Inc.(b)	889	48,646
Motorola Solutions, Inc.(a)(b)	992	59,272
Palo Alto Networks, Inc.*(a)	593	87,598

See Accompanying Notes to the Consolidated Financial Statements.

71

ARDEN ALTERNATIVE STRATEGIES II
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Communications Equipment (continued)
Polycom, Inc.*(a)	953	$12,437
QUALCOMM, Inc.(a)	332	22,576
Ruckus Wireless, Inc.*	520	6,074
Ubiquiti Networks, Inc.(a)	255	7,285
		520,688
Construction & Engineering — 0.5%
KBR, Inc.(b)	1,282	22,396
Quanta Services, Inc.*(a)	9,982	288,580
Tutor Perini Corp.*(a)	1,076	22,811
Vinci S.A.	1,130	69,557
		403,344
Construction Materials — 0.9%
Eagle Materials, Inc.(b)	991	82,640
HeidelbergCement AG	419	32,392
Martin Marietta Materials, Inc.(a)(b)	2,393	341,361
Summit Materials, Inc., Class A*	7,077	167,654
Vulcan Materials Co.(a)(b)	898	76,797
		700,844
Consumer Finance — 0.6%
Ally Financial, Inc.*(a)	4,538	99,337
American Express Co.(a)	971	75,204
Capital One Financial Corp.	784	63,386
Consumer Portfolio Services, Inc.*	2,782	17,777
Discover Financial Services	300	17,391
Encore Capital Group, Inc.*	1,040	42,058
Ezcorp, Inc., Class A*	2,868	26,386
JG Wentworth Co., Class A*	9,562	96,194
Navient Corp.	1,600	31,264
Nelnet, Inc., Class A	467	20,907
Santander Consumer U.S.A. Holdings, Inc.(a)	1,000	24,690
		514,594
Containers & Packaging — 1.1%
Avery Dennison Corp.	630	35,022
Bemis Co., Inc.(a)	519	23,355
Berry Plastics Group, Inc.*	1,900	65,018
Graphic Packaging Holding Co.	10,038	141,536
Rock Tenn Co., Class A(a)(b)	4,400	277,112
Sealed Air Corp.(a)	1,481	67,533
Sonoco Products Co.(a)	5,891	263,269
		872,845

	SHARES	VALUE

Distributors — 0.0%†
Genuine Parts Co.	100	$8,985

Diversified Consumer Services — 0.1%
H&R Block, Inc.(a)	400	12,096
Sotheby’s(a)(b)	389	16,614
Steiner Leisure Ltd.*	480	23,155
		51,865
Diversified Financial Services — 1.2%
CME Group, Inc.(a)	166	15,091
Euronext N.V.*(c)	1,036	43,600
Gain Capital Holdings, Inc.	785	7,756
Intercontinental Exchange, Inc.(a)	333	74,769
Leucadia National Corp.(b)	559	13,287
Levy Acquisition Corp.*	2,368	34,170
Marlin Business Services Corp.	537	10,724
McGraw Hill Financial, Inc.(a)	80	8,344
Moody’s Corp.	5,665	609,101
MSCI, Inc.(a)(b)	238	14,563
NASDAQ OMX Group, Inc./The	200	9,726
Rescap Liquidating Trust*	4,274	45,304
Voya Financial, Inc.(a)	2,500	105,850
		992,285
Diversified Telecommunication Services — 1.1%
Belgacom S.A.	701	26,215
CenturyLink, Inc.(b)	1,400	50,344
Frontier Communications Corp.	24,100	165,326
inContact, Inc.*	427	4,419
Level 3 Communications, Inc.*(a)(b)	2,723	152,325
Orange S.A.	1,487	24,611
Premiere Global Services, Inc.*	780	7,964
Swisscom AG	280	167,077
Telefonica S.A.	1,408	21,564
Verizon Communications, Inc.(a)	4,283	216,035
Vonage Holdings Corp.*(a)	1,838	8,514
		844,394
Electric Utilities — 1.6%
Endesa S.A.	1,324	26,366
Exelon Corp.(b)	13,400	455,868
ITC Holdings Corp.	700	25,200
NextEra Energy, Inc.(a)(b)	4,774	481,840
OGE Energy Corp.(a)	3,503	114,478

See Accompanying Notes to the Consolidated Financial Statements.

72

ARDEN ALTERNATIVE STRATEGIES II
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Electric Utilities (continued)
Pinnacle West Capital Corp.(a)	1,026	$62,791
PPL Corp.(a)	2,168	73,777
Xcel Energy, Inc.(a)	1,974	66,938
		1,307,258
Electrical Equipment — 1.1%
Acuity Brands, Inc.	64	10,685
AMETEK, Inc.(a)	964	50,533
EnerSys(a)	5,801	393,888
Generac Holdings, Inc.*(a)	536	22,346
Hubbell, Inc., Class B(a)	858	93,376
Nordex SE*	754	16,420
OSRAM Licht AG	1,059	56,078
Polypore International, Inc.*(a)	869	50,888
PowerSecure International, Inc.*	1,555	20,386
Regal Beloit Corp.(a)	759	59,354
Vestas Wind Systems A/S	1,613	73,526
		847,480
Electronic Equipment, Instruments
& Components — 0.8%
Amphenol Corp., Class A(b)	14	775
Arrow Electronics, Inc.*(b)	235	14,032
Austria Technologie & Systemtechnik AG	2,091	33,316
Avnet, Inc.(b)	561	23,916
FEI Co.(a)	53	3,999
FLIR Systems, Inc.(a)	1,579	48,775
Ingram Micro, Inc., Class A*(a)	1,691	42,546
Itron, Inc.*(a)	6,600	236,676
Jabil Circuit, Inc.(a)	1,539	34,658
Methode Electronics, Inc.(a)	204	8,662
Orbotech Ltd.*	1,507	27,051
Planar Systems, Inc.*(a)	5,543	31,983
SuperCom Ltd.*	1,023	12,440
TE Connectivity Ltd.(a)	1,108	73,737
Vishay Precision Group, Inc.*(a)	999	14,256
		606,822
Energy Equipment & Services — 1.6%
Atwood Oceanics, Inc.(a)(b)	5,062	168,970
Basic Energy Services, Inc.*	2,300	23,437
Cameron International Corp.*(a)	700	38,374
Dril-Quip, Inc.*	300	23,916

	SHARES	VALUE

Energy Equipment & Services (continued)
Ensco plc, Class A	2,200	$60,016
FMC Technologies, Inc.*(a)	200	8,820
Halliburton Co.	93	4,552
Helmerich & Payne, Inc.(a)	956	74,539
Hornbeck Offshore Services, Inc.*(a)	5,114	116,855
Nabors Industries Ltd.(a)(b)	3,726	62,224
Noble Corp. plc(b)	6,241	108,032
Ocean Rig UDW, Inc.	14,685	110,285
Patterson-UTI Energy, Inc.(b)	3,875	86,606
Profire Energy, Inc.*	1,279	2,110
Rowan Cos. plc, Class A(a)	1,594	33,777
Schlumberger Ltd.(a)	2,600	245,986
Seadrill Ltd.(a)	9,000	117,810
Vantage Drilling Co.*(a)	24,697	9,842
		1,296,151
Food & Staples Retailing — 1.2%
Cia Brasileira de Distribuicao (ADR)(a)(b)	252	8,452
Costco Wholesale Corp.	2,540	363,347
CVS Health Corp.	718	71,290
Delhaize Group S.A.	339	27,441
Koninklijke Ahold N.V.	1,750	33,994
Kroger Co./The	600	41,346
Smart & Final Stores, Inc.*(a)	1,740	30,137
SpartanNash Co.	891	26,881
Sysco Corp.(a)(b)	2,523	93,427
United Natural Foods, Inc.*(a)	400	26,984
Walgreens Boots Alliance, Inc.	618	51,251
Whole Foods Market, Inc.(a)(b)	3,418	163,244
		937,794
Food Products — 4.2%
Bunge Ltd.(a)	746	64,432
Chocoladefabriken Lindt & Sprungli AG	7	452,451
Darling Ingredients, Inc.*(b)	780	10,655
General Mills, Inc.(a)	551	30,492
Hershey Co./The	361	33,183
Hormel Foods Corp.(a)	127	6,902
Ingredion, Inc.	300	23,820
JM Smucker Co./The(a)	5,951	689,840
John B Sanfilippo & Son, Inc.(a)	154	8,010
Keurig Green Mountain, Inc.(a)	241	28,045
Kraft Foods Group, Inc.	8,499	720,290
McCormick & Co., Inc.(a)	400	30,120

See Accompanying Notes to the Consolidated Financial Statements.

73

ARDEN ALTERNATIVE STRATEGIES II
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Food Products (continued)
Mead Johnson Nutrition Co.(a)(b)	8,797	$843,808
Pilgrim’s Pride Corp.(a)	2,600	64,220
Pinnacle Foods, Inc.	1,802	73,071
Post Holdings, Inc.*(a)	2,222	104,301
Tyson Foods, Inc., Class A(b)	500	19,750
Unilever N.V. (CVA)	1,167	51,190
Unilever plc (ADR)(a)	1,278	56,002
WhiteWave Foods Co./The*	1,300	57,161
		3,367,743
Gas Utilities — 0.1%
AGL Resources, Inc.(a)	515	25,889
Questar Corp.(a)	889	20,838
		46,727
Health Care Equipment & Supplies — 2.3%
ABIOMED, Inc.*(a)	612	38,691
Alere, Inc.*	706	33,521
Align Technology, Inc.*(a)	300	17,652
Becton Dickinson and Co.	4,313	607,572
Boston Scientific Corp.*(b)	4,071	72,545
Cooper Cos., Inc./The(a)	189	33,655
CR Bard, Inc.	85	14,159
Cyberonics, Inc.*(a)	167	10,172
Cynosure, Inc., Class A*	666	22,258
DexCom, Inc.*(a)	999	67,502
Edwards Lifesciences Corp.*(a)	67	8,486
Fonar Corp.*	1,156	13,086
Greatbatch, Inc.*	408	21,999
IDEXX Laboratories, Inc.*	2,950	369,841
Lumenis Ltd.*	699	7,878
Medtronic plc(b)	4,387	326,612
RTI Surgical, Inc.*	3,254	18,222
St Jude Medical, Inc.(a)	291	20,385
STERIS Corp.(a)	400	26,600
Stryker Corp.	157	14,482
Synergetics U.S.A., Inc.*	2,864	14,005
Syneron Medical Ltd.*	789	9,752
Teleflex, Inc.(a)	128	15,739
Zimmer Holdings, Inc.(a)	100	10,984
		1,795,798
Health Care Providers & Services — 1.7%
Aetna, Inc.(a)	1,000	106,870
Air Methods Corp.*	663	30,299
Alliance HealthCare Services, Inc.*	35	744
AmerisourceBergen Corp.(a)	252	28,804
	SHARES	VALUE

Health Care Providers & Services (continued)
Anthem, Inc.(a)	459	$69,277
BioScrip, Inc.*	1,456	6,843
Cardinal Health, Inc.(a)	907	76,496
Centene Corp.*(a)	751	46,554
Cigna Corp.(a)	400	49,856
Civitas Solutions, Inc.*	2,659	49,856
Community Health Systems, Inc.*(a)	1,929	103,549
HCA Holdings, Inc.*(a)	1,232	91,180
Health Net, Inc.*	547	28,800
Humana, Inc.(b)	100	16,560
InfuSystems Holdings, Inc.*	3,359	10,279
Kindred Healthcare, Inc.	1,616	37,087
Laboratory Corp of America Holdings*(a)(b)	1,418	169,536
LifePoint Hospitals, Inc.*	233	17,447
McKesson Corp.(a)	332	74,169
Patterson Cos., Inc.(a)	94	4,414
Quest Diagnostics, Inc.(a)(b)	1,706	121,842
Tenet Healthcare Corp.*(a)	546	26,132
UnitedHealth Group, Inc.(a)	1,412	157,297
		1,323,891
Health Care Technology — 0.2%
athenahealth, Inc.*(a)	590	72,369
Cerner Corp.*(b)	200	14,362
Icad, Inc.*	3,970	36,207
Medidata Solutions, Inc.*	300	16,029
Quality Systems, Inc.(a)	368	5,739
		144,706
Hotels, Restaurants & Leisure — 4.0%
Bloomin’ Brands, Inc.(a)	11,728	265,757
Brinker International, Inc.(a)	992	54,927
Buffalo Wild Wings, Inc.*(a)	1,690	269,217
Cara Operations Ltd.*	400	10,443
Carnival Corp.(a)	2,589	113,838
Cheesecake Factory, Inc./The	899	45,067
Cracker Barrel Old Country Store, Inc.	100	13,248
Darden Restaurants, Inc.(a)	1,864	118,867
Del Frisco’s Restaurant Group, Inc.*	1,263	25,475
Domino’s Pizza, Inc.(a)	4,608	496,973
Dunkin’ Brands Group, Inc.(a)	1,255	65,398
Hilton Worldwide Holdings, Inc.*(a)	3,375	97,740
Hyatt Hotels Corp., Class A*(a)	486	28,212
Interval Leisure Group, Inc.	242	5,999

See Accompanying Notes to the Consolidated Financial Statements.

74

ARDEN ALTERNATIVE STRATEGIES II
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Hotels, Restaurants & Leisure (continued)
Jack in the Box, Inc.(a)	1,519	$131,804
Marriott International, Inc., Class A(a)	300	24,015
Marriott Vacations Worldwide Corp.	285	23,430
McDonald’s Corp.(a)	2,729	263,485
MGM Resorts International*(a)	10,703	226,369
RCI Hospitality Holdings, Inc.*	1,992	22,689
Royal Caribbean Cruises Ltd.(a)(b)	900	61,254
Sonic Corp.(a)	12,907	369,786
Starbucks Corp.	600	29,748
Starwood Hotels & Resorts Worldwide, Inc.(a)	2,095	180,065
Texas Roadhouse, Inc.(a)	584	19,622
Vail Resorts, Inc.(a)	100	9,921
Wyndham Worldwide Corp.(a)	78	6,661
Wynn Resorts Ltd.	451	50,093
Yum! Brands, Inc.(a)	1,916	164,699
		3,194,802
Household Durables — 1.0%
DR Horton, Inc.	600	15,240
GoPro, Inc., Class A*	700	35,056
Harman International Industries, Inc.(a)	345	44,981
Helen of Troy Ltd.*	90	7,885
Hooker Furniture Corp.	188	4,785
Jarden Corp.*(a)(b)	997	51,026
Leggett & Platt, Inc.(a)	600	25,482
Mohawk Industries, Inc.*(a)	900	156,150
Newell Rubbermaid, Inc.(a)	400	15,252
Sony Corp. (ADR)*(a)	1,200	36,276
Tupperware Brands Corp.(a)	652	43,593
Whirlpool Corp.(a)	1,935	339,786
William Lyon Homes, Class A*(a)	990	21,433
		796,945
Household Products — 0.4%
Energizer Holdings, Inc.(a)(b)	1,862	254,387
Henkel AG & Co. KGaA (Preference shares)	442	51,714
Spectrum Brands Holdings, Inc.	500	45,715
		351,816

	SHARES	VALUE

Independent Power and Renewable Electricity Producers — 0.4%
Calpine Corp.*(a)	2,935	$64,013
NRG Energy, Inc.(a)	9,022	227,715
		291,728
Independent Power Producers &
Energy Traders — 0.0%†
Atlantic Power Corp.	1,453	4,722

Industrial Conglomerates — 0.5%
Carlisle Cos., Inc.	719	69,384
Danaher Corp.	100	8,188
General Electric Co.	9,500	257,260
Koninklijke Philips N.V. (NYRS)(a)	469	13,418
Roper Technologies, Inc.(a)	341	57,346
		405,596
Insurance — 1.4%
Allianz SE	297	50,890
Allied World Assurance Co. Holdings AG(a)	134	5,513
Allstate Corp./The(a)	890	61,997
American Financial Group, Inc.(a)	50	3,160
Aon plc(a)	764	73,520
Arch Capital Group Ltd.*(a)	220	13,350
Arthur J Gallagher & Co.(a)	820	39,221
AXA S.A.	1,845	46,850
Axis Capital Holdings Ltd.(b)	770	40,086
Cincinnati Financial Corp.(a)(b)	546	27,649
Crawford & Co., Class A	487	3,531
Endurance Specialty Holdings Ltd.(a)	26	1,570
Enstar Group Ltd.*	78	11,079
Everest Re Group Ltd.(a)(b)	932	166,744
Hannover Rueck SE	280	28,623
HCI Group, Inc.	342	14,904
Lincoln National Corp.(a)(b)	732	41,351
Maiden Holdings Ltd.	2,040	29,641
MetLife, Inc.(a)	611	31,338
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	228	44,776
National General Holdings Corp.	109	2,108
National Western Life Insurance Co., Class A	94	22,523
Navigators Group, Inc./The*(a)	114	8,898

See Accompanying Notes to the Consolidated Financial Statements.

75

ARDEN ALTERNATIVE STRATEGIES II
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Insurance (continued)
Primerica, Inc.(a)	127	$5,870
Principal Financial Group, Inc.(a)(b)	163	8,332
Progressive Corp./The(a)	2,709	72,222
Prudential Financial, Inc.	300	24,480
RenaissanceRe Holdings Ltd.(a)	659	67,541
Swiss Life Holding AG*	106	25,303
Unum Group(a)	1,400	47,824
Validus Holdings Ltd.(a)	543	22,714
WR Berkley Corp.	1,493	73,142
		1,116,750
Internet & Catalog Retail — 0.4%
Ctrip.com International Ltd. (ADR)*	396	25,217
Expedia, Inc.(a)	779	73,405
HSN, Inc.(a)	75	4,682
Liberty Interactive Corp., Class A*(b)	1,586	45,613
Netflix, Inc.*(a)	133	74,015
Priceline Group, Inc./The*	20	24,756
TripAdvisor, Inc.*(a)	918	73,890
		321,578
Internet Software & Services — 0.9%
Autohome, Inc. (ADR)*(a)	1,100	56,144
Bitauto Holdings Ltd. (ADR)*(a)	900	53,532
Cornerstone OnDemand, Inc.*(a)	628	17,980
DHI Group, Inc.*	1,286	9,774
Endurance International Group Holdings, Inc.*	1,200	22,008
Facebook, Inc., Class A*(a)	932	73,414
HomeAway, Inc.*(a)	1,500	41,925
IAC/InterActiveCorp(a)	797	55,646
LinkedIn Corp., Class A*(a)	291	73,370
MercadoLibre, Inc.(a)	800	113,864
Perion Network Ltd.*	5,661	19,813
Rightside Group Ltd.*	624	5,079
SINA Corp.*(a)	1,490	65,552
Sohu.com, Inc.*(a)	87	5,781
VeriSign, Inc.*(a)	808	51,316
Yahoo!, Inc.*(a)	1,732	73,723
		738,921
IT Services — 1.3%
Accenture plc, Class A(a)	335	31,038
Acxiom Corp.*(b)	812	14,178
	SHARES	VALUE

IT Services (continued)
Alliance Data Systems Corp.*	191	$56,786
Amdocs Ltd.(a)(b)	2,061	113,499
Automatic Data Processing, Inc.(a)	316	26,715
Broadridge Financial Solutions, Inc.(a)	1,231	66,375
Cap Gemini S.A.	1,212	108,191
Cognizant Technology Solutions Corp., Class A*(a)	1,076	62,989
DST Systems, Inc.(a)	99	11,393
EPAM Systems, Inc.*	289	18,701
Euronet Worldwide, Inc.*(a)	7	409
Fidelity National Information Services, Inc.	100	6,249
Global Cash Access Holdings, Inc.*	1,033	7,644
Global Payments, Inc.(a)	171	17,148
Infosys Ltd. (ADR)	1,200	37,176
Jack Henry & Associates, Inc.(a)	31	2,062
Leidos Holdings, Inc.(a)	386	16,073
MasterCard, Inc., Class A	3,182	287,048
Net 1 UEPS Technologies, Inc.*	1,623	22,186
Planet Payment, Inc.*(a)	2,535	5,045
Sykes Enterprises, Inc.*	920	23,028
Total System Services, Inc.(a)	896	35,446
Western Union Co./The(b)	1,800	36,504
WidePoint Corp.*(a)	2,272	3,181
Xerox Corp.(a)	1,700	19,550
		1,028,614
Leisure Products — 0.1%
Brunswick Corp.(a)(b)	1,526	76,361
JAKKS Pacific, Inc.*	1,303	8,691
Polaris Industries, Inc.	100	13,696
Summer Infant, Inc.*(a)	504	1,552
		100,300
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.(a)	1,787	73,928
Charles River Laboratories International, Inc.*(a)(b)	367	25,382
Harvard Bioscience, Inc.*	97	538
ICON plc*(a)	559	35,966
Illumina, Inc.*	306	56,381
Lonza Group AG*	297	42,372
PRA Health Sciences, Inc.*	1,180	33,606

See Accompanying Notes to the Consolidated Financial Statements.

76

ARDEN ALTERNATIVE STRATEGIES II
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.(a)	3,220	$404,690
Waters Corp.*(a)	275	34,427
		707,290
Machinery — 2.7%
Actuant Corp., Class A(a)	16	381
Allison Transmission Holdings, Inc.(a)	3,508	107,625
Barnes Group, Inc.(a)	8,425	337,842
Biesse S.p.A.	2,619	42,347
Briggs & Stratton Corp.(a)	10,457	204,434
Caterpillar, Inc.	502	43,614
Chart Industries, Inc.*(a)	499	20,234
Columbus McKinnon Corp.(a)	2,020	51,227
Deere & Co.(a)	330	29,872
Federal Signal Corp.	516	8,111
Flowserve Corp.	4,600	269,238
ITT Corp.(a)	4,200	166,530
Navistar International Corp.*	533	15,969
PACCAR, Inc.(b)	1,100	71,885
Pall Corp.	3,858	375,461
SFS Group AG*	313	23,988
SPX Corp.(a)	914	70,378
Timken Co./The(a)	5,889	231,379
TriMas Corp.*(a)	641	18,057
Valmont Industries, Inc.	100	12,602
Wabtec Corp.(a)	532	50,035
		2,151,209
Marine — 0.0%†
Safe Bulkers, Inc.	1,352	4,840
Media — 3.1%
AMC Networks, Inc., Class A*(a)	720	54,317
CBS Corp., Class B(a)	781	48,523
Charter Communications, Inc., Class A*(a)	398	74,450
Cinemark Holdings, Inc.(a)	371	15,816
Comcast Corp., Class A(a)	3,050	176,168
Cumulus Media, Inc., Class A*	2,407	5,488
DISH Network Corp., Class A*(a)	6,781	458,802
Interpublic Group of Cos., Inc./The	2,134	44,473
Liberty Global plc*(a)	3,456	174,355

	SHARES	VALUE

Media (continued)
Liberty Global plc, Class A*(a)(b)	8,743	$455,860
Madison Square Garden Co./The, Class A*(a)	1,314	105,514
Metropole Television S.A.	2,639	55,116
News Corp., Class A*(a)	4,000	63,120
Publicis Groupe S.A.	669	56,234
Starz, Class A*	500	19,665
Time Warner, Inc.(a)	1,195	100,870
Walt Disney Co./The	4,300	467,496
Wolters Kluwer N.V.	2,276	73,908
		2,450,175
Metals & Mining — 1.5%
Acerinox S.A.	387	5,675
Agnico Eagle Mines Ltd.(a)	4,010	121,503
Alcoa, Inc.(b)	16,300	218,746
APERAM S.A.*	1,144	43,829
Barrick Gold Corp.(a)	1,376	17,916
Carpenter Technology Corp.(a)	72	3,114
Century Aluminum Co.*(a)	9,200	118,588
Freeport-McMoRan, Inc.(a)(b)	4,776	111,138
Newmont Mining Corp.(a)	2,015	53,377
Nucor Corp.(a)	1,592	77,785
Randgold Resources Ltd. (ADR)	1	76
Reliance Steel & Aluminum Co.(a)	531	34,366
Royal Gold, Inc.(a)	900	58,077
Silver Wheaton Corp.(a)	418	8,251
Steel Dynamics, Inc.(a)	3,583	79,292
SunCoke Energy Partners LP	561	12,415
ThyssenKrupp AG	8,194	219,373
US Silica Holdings, Inc.(a)	68	2,540
		1,186,061
Multiline Retail — 0.7%
Big Lots, Inc.	224	10,208
Bon-Ton Stores, Inc./The	845	6,059
Burlington Stores, Inc.*(a)	300	15,471
Dillard’s, Inc., Class A	200	26,318
Dollar General Corp.(a)	1,360	98,885
Dollar Tree, Inc.*(a)	649	49,590
Kohl’s Corp.(a)(b)	1,054	75,519
Macy’s, Inc.(a)	2,106	136,111
Target Corp.(a)(b)	1,800	141,894
		560,055

See Accompanying Notes to the Consolidated Financial Statements.

77

ARDEN ALTERNATIVE STRATEGIES II
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Multi-Utilities—1.5%
Ameren Corp.(a)	2,272	$93,016
CMS Energy Corp.	1,200	40,716
DTE Energy Co.(a)	6,000	477,780
MDU Resources Group, Inc.(a)	188	4,190
PG&E Corp.(a)(b)	1,136	60,117
Public Service Enterprise Group, Inc.(a)	362	15,037
Sempra Energy(a)	4,774	506,856
		1,197,712
Oil, Gas & Consumable Fuels — 3.2%
Aegean Marine Petroleum Network, Inc.(a)	1,509	22,937
Cabot Oil & Gas Corp.(a)(b)	2,227	75,317
Canadian Natural Resources Ltd.	445	14,796
Carrizo Oil & Gas, Inc.*(a)	2,100	117,033
Cheniere Energy, Inc.*(a)	2,975	227,558
Chevron Corp.(a)	478	53,087
Cobalt International Energy, Inc.*(b)	2,948	31,544
CONSOL Energy, Inc.(a)	1,946	63,206
Cosan Ltd., Class A(a)	1,313	9,532
Delek US Holdings, Inc.	1,700	62,764
Diamondback Energy, Inc.*	500	41,285
Dynagas LNG Partners LP	2,010	39,738
Encana Corp.	1,100	15,631
Energen Corp.(b)	1,040	74,017
EOG Resources, Inc.	57	5,640
EQT Corp.(a)	245	22,035
Golar LNG Ltd.(a)	592	21,309
Gran Tierra Energy, Inc.*	11,988	44,595
Gulfport Energy Corp.*(a)	1,538	75,270
HollyFrontier Corp.(a)(b)	1,067	41,378
Ithaca Energy, Inc.*	16,859	14,812
Kinder Morgan, Inc.(a)	778	33,415
Marathon Oil Corp.(a)(b)	2,404	74,764
Marathon Petroleum Corp.(a)(b)	931	91,769
Navigator Holdings Ltd.*	591	12,659
Newfield Exploration Co.*(a)	4,700	184,428
Noble Energy, Inc.(a)	1,481	75,116
Occidental Petroleum Corp.	188	15,059
ONEOK, Inc.(a)	335	16,114
Pacific Ethanol, Inc.*	604	7,224
PBF Energy, Inc., Class A(a)	1,312	37,235
PDC Energy, Inc.*(a)	1,319	74,840
Phillips 66(a)	925	73,362

	SHARES	VALUE

Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co.(a)	428	$73,950
QEP Resources, Inc.(a)(b)	3,156	71,010
RSP Permian, Inc.*(a)	2,900	84,158
SemGroup Corp., Class A(a)	433	36,454
SM Energy Co.(a)(b)	1,310	75,941
Suncor Energy, Inc.(a)	64	2,086
Targa Resources Corp.(a)	800	83,976
Teekay Tankers Ltd., Class A(a)	156	983
Tesoro Corp.(a)(b)	700	60,081
Valero Energy Corp.(a)	858	48,820
Western Refining, Inc.(a)	1,800	79,290
Whiting Petroleum Corp.*(a)	2,040	77,336
Williams Cos., Inc./The(a)	1,226	62,759
		2,526,313
Paper & Forest Products — 0.1%
Boise Cascade Co.*	99	3,435
Domtar Corp.(a)(b)	1,359	58,736
International Paper Co.(b)	900	48,348
		110,519
Personal Products — 0.0%†
Natural Health Trends Corp.	374	8,258
Ontex Group N.V.*	889	26,478
		34,736
Pharmaceuticals — 5.0%
AbbVie, Inc.(a)	300	19,398
Actavis plc*(a)	3,358	949,844
Akorn, Inc.*(a)	100	4,164
Bristol-Myers Squibb Co.(a)	1,675	106,748
Eli Lilly & Co.(a)	1,037	74,529
Endo International plc*(a)	3,672	308,687
GlaxoSmithKline plc (ADR)(a)(b)	1,587	73,240
Ipsen S.A.	1,488	85,636
Johnson & Johnson	529	52,477
Merck & Co., Inc.	889	52,949
Merck KGaA	372	40,429
Mylan N.V.*(a)	3,935	284,343
Novartis AG	763	79,044
Novo Nordisk A/S, Class B	2,565	146,084
Pacira Pharmaceuticals, Inc.*(a)	1,845	126,345
Perrigo Co. plc(a)	3,763	689,683
POZEN, Inc.*(a)	1,545	12,082
Roche Holding AG	148	42,737
Sagent Pharmaceuticals, Inc.*	697	16,247
Sanofi	736	75,369

See Accompanying Notes to the Consolidated Financial Statements.

78

ARDEN ALTERNATIVE STRATEGIES II
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Pharmaceuticals (continued)
Supernus Pharmaceuticals, Inc.*	4,357	$55,770
Teva Pharmaceutical Industries Ltd. (ADR)(a)	1,208	72,987
Zoetis, Inc.(a)	14,531	645,467
		4,014,259
Professional Services — 0.7%
Adecco S.A.*	851	69,963
Asiakastieto Group OYJ*(c)	4,454	73,467
ManpowerGroup, Inc.(a)	1,719	146,682
Randstad Holding N.V.	418	25,017
Robert Half International, Inc.(a)	2,700	149,715
Verisk Analytics, Inc., Class A*(a)	1,375	103,180
		568,024
Real Estate Investment Trusts (REITs) — 1.5%
AvalonBay Communities, Inc.(a)	300	49,302
Bluerock Residential Growth REIT, Inc.	1,157	15,828
Cherry Hill Mortgage Investment Corp.	1,614	28,390
Fonciere Des Regions	226	21,425
GEO Group, Inc./The(a)	10,889	424,671
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,146	21,774
Home Properties, Inc.	300	22,068
Host Hotels & Resorts, Inc.	900	18,126
Iron Mountain, Inc.	10,441	360,110
New Residential Investment Corp.(a)	2,201	37,505
New Senior Investment Group, Inc.	6,757	109,193
Newcastle Investment Corp.	2,380	12,686
Preferred Apartment Communities, Inc.	3,316	36,675
RAIT Financial Trust	6,530	42,314
Unibail-Rodamco SE	125	34,598
		1,234,665
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A*(a)(b)	2,412	92,476
Deutsche Annington Immobilien SE	1,175	39,666
Entra ASA(c)	1,403	14,394

	SHARES	VALUE

Real Estate Management & Development (continued)
Jones Lang LaSalle, Inc.(a)	478	$79,377
Realogy Holdings Corp.*(a)	600	28,446
		254,359
Road & Rail — 2.4%
Avis Budget Group, Inc.*(a)	2,200	119,108
Canadian Pacific Railway Ltd.(a)(b)	1,501	286,061
CSX Corp.(a)	1,617	58,358
Genesee & Wyoming, Inc., Class A*(a)	354	32,904
Heartland Express, Inc.	1,935	40,480
Hertz Global Holdings, Inc.*(a)	14,185	295,615
Kansas City Southern(a)	3,152	323,048
Old Dominion Freight Line, Inc.*(a)	500	35,565
Quality Distribution, Inc.*(a)	16,576	164,434
Ryder System, Inc.(a)	663	63,224
Union Pacific Corp.	4,773	507,036
		1,925,833
Semiconductors & Semiconductor Equipment — 2.8%
Altera Corp.(a)	6,475	269,878
Analog Devices, Inc.(a)	1,138	70,374
Applied Materials, Inc.	3,408	67,444
ASML Holding N.V.	314	34,097
Avago Technologies Ltd.(a)	640	74,803
Broadcom Corp., Class A(a)	2,989	132,129
Canadian Solar, Inc.*(a)	2,900	102,660
Cree, Inc.*(a)(b)	1,212	38,396
Cypress Semiconductor Corp.*(a)	5,110	68,065
Dialog Semiconductor plc*	675	30,741
First Solar, Inc.*(a)	1,210	72,201
Integrated Device Technology, Inc.*(a)	7,772	141,373
Intel Corp.(b)	2,300	74,865
KLA-Tencor Corp.(a)	607	35,692
Lam Research Corp.(a)(b)	500	37,790
Linear Technology Corp.(a)(b)	1,490	68,734
Marvell Technology Group Ltd.(a)(b)	4,420	61,924
Maxim Integrated Products, Inc.(a)	2,131	69,961
Mellanox Technologies Ltd.*(a)	238	11,065

See Accompanying Notes to the Consolidated Financial Statements.

79

ARDEN ALTERNATIVE STRATEGIES II
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc.(a)(b)	873	$41,603
Micron Technology, Inc.*(a)(b)	2,200	61,886
NVIDIA Corp.(a)(b)	1,711	37,976
NXP Semiconductors N.V.*(a)	4,866	467,720
Qorvo, Inc.*	100	6,591
Sequans Communications S.A. (ADR)*(b)	1,173	2,358
Silicon Laboratories, Inc.*(a)	47	2,428
Silicon Motion Technology Corp. (ADR)	411	12,046
SunEdison, Inc.*(a)	1,000	25,320
Synaptics, Inc.*	143	12,115
Tessera Technologies, Inc.(a)	546	19,716
Xcerra Corp.*(a)	1,023	10,056
Xilinx, Inc.(a)	1,730	75,013
		2,237,020
Software — 1.5%
Adobe Systems, Inc.*(a)	129	9,812
Aspen Technology, Inc.*(b)	718	31,872
Autodesk, Inc.*(a)	1,259	71,549
Check Point Software Technologies Ltd.*(a)	874	72,962
CommVault Systems, Inc.*(b)	582	26,626
ePlus, Inc.*	73	6,056
FactSet Research Systems, Inc.(a)(b)	132	20,775
Guidewire Software, Inc.*(a)	215	10,739
Intuit, Inc.	2,641	264,972
Microsoft Corp.(a)	1,000	48,640
Mobileye N.V.*(a)	1,300	58,318
Monitise plc*	5,584	1,189
NetSuite, Inc.*(a)	777	74,258
Proofpoint, Inc.*(a)	300	16,194
Qlik Technologies, Inc.*(a)	2,133	74,207
Red Hat, Inc.*(a)	981	73,830
SAP SE (ADR)(a)	844	63,882
ServiceNow, Inc.*(a)(b)	100	7,486
SolarWinds, Inc.*(a)	561	27,366
Solera Holdings, Inc.(a)	182	8,831
Splunk, Inc.*(a)(b)	1,104	73,245
Symantec Corp.(a)	800	19,940
Synopsys, Inc.*(a)	544	25,503
Telenav, Inc.*(a)	967	8,084
TiVo, Inc.*(a)	1,038	11,470
Tyler Technologies, Inc.*	2	244
	SHARES	VALUE

Software (continued)
VMware, Inc., Class A*(a)(b)	505	$44,490
Workday, Inc., Class A*(a)	487	44,419
		1,196,959
Specialty Retail — 4.2%
Abercrombie & Fitch Co., Class A(a)	1,487	33,428
Advance Auto Parts, Inc.(a)	1,600	228,800
American Eagle Outfitters, Inc.(a)	8,704	138,481
AutoNation, Inc.*(b)	852	52,441
AutoZone, Inc.*(a)(b)	685	460,772
Best Buy Co., Inc.(b)	300	10,395
Cabela’s, Inc.*(a)(b)	344	18,142
CarMax, Inc.*(a)	2,037	138,740
Dick’s Sporting Goods, Inc.(a)(b)	1,419	76,995
DSW, Inc., Class A(a)	1,020	36,995
Gap, Inc./The(b)	600	23,784
GNC Holdings, Inc., Class A(b)	994	42,792
Groupe Fnac*	636	38,306
Home Depot, Inc./The(a)	4,144	443,325
L Brands, Inc.	168	15,012
Lithia Motors, Inc., Class A	130	12,965
Lowe’s Cos., Inc.	609	41,936
O’Reilly Automotive, Inc.*	657	143,114
Penske Automotive Group, Inc.	214	10,445
Pep Boys-Manny Moe & Jack/The*(a)	25,254	231,327
Pier 1 Imports, Inc.	100	1,265
Select Comfort Corp.*	180	5,548
Signet Jewelers Ltd.(a)	1,852	248,409
Sonic Automotive, Inc., Class A	1,486	34,698
Staples, Inc.(a)	7,900	128,928
Tiffany & Co.(a)	2,566	224,474
TJX Cos., Inc./The(a)	4,700	303,338
Tractor Supply Co.(a)	430	37,006
Ulta Salon Cosmetics & Fragrance, Inc.*(a)	493	74,487
Urban Outfitters, Inc.*(a)	1,640	65,665
Vitamin Shoppe, Inc.*(a)	1,145	47,953
		3,369,966
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.(a)	1,387	173,583
Hewlett-Packard Co.(b)	1,400	46,158

See Accompanying Notes to the Consolidated Financial Statements.

80

ARDEN ALTERNATIVE STRATEGIES II
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Technology Hardware, Storage & Peripherals (continued)
Lexmark International, Inc., Class A(a)	114	$5,061
Logitech International S.A.	2,488	37,735
Quantum Corp.*(a)	9,442	18,978
Seagate Technology plc(a)(b)	1,600	93,952
		375,467
Textiles, Apparel & Luxury Goods — 1.7%
Carter’s, Inc.(a)	761	75,993
Cherokee, Inc.	449	9,743
Coach, Inc.(b)	1,354	51,736
Deckers Outdoor Corp.*	213	15,762
Fossil Group, Inc.*(a)	209	17,552
Hanesbrands, Inc.	4,100	127,428
Iconix Brand Group, Inc.*	600	15,786
Kate Spade & Co.*(a)	2,887	94,405
lululemon athletica, Inc.*(a)	900	57,276
Michael Kors Holdings Ltd.*(a)	941	58,210
NIKE, Inc., Class B(a)	4,968	491,037
Pandora A/S	878	91,044
Ralph Lauren Corp.	22	2,935
Rocky Brands, Inc.	582	13,060
Skechers U.S.A., Inc., Class A*(a)	1,300	116,896
Under Armour, Inc., Class A*	243	18,845
VF Corp.(a)	1,364	98,795
		1,356,503
Thrifts & Mortgage Finance — 0.5%
Federal Agricultural Mortgage Corp., Class C	1,222	38,420
HomeStreet, Inc.*	719	14,869
Hudson City Bancorp, Inc.	18,900	175,770
Meta Financial Group, Inc.	133	5,441
MGIC Investment Corp.*(b)	4,435	46,213
Nationstar Mortgage Holdings, Inc.*	904	22,690
Ocwen Financial Corp.*	1,810	15,367
Radian Group, Inc.(a)	1,200	21,432
Stonegate Mortgage Corp.*	2,595	27,870
Walker & Dunlop, Inc.*(a)	779	14,910
		382,982
Tobacco — 0.4%
Altria Group, Inc.	300	15,015
Lorillard, Inc.(a)	3,840	268,262
		283,277
	SHARES	VALUE

Trading Companies & Distributors — 0.9%
AerCap Holdings N.V.*	475	$22,173
Cramo OYJ	2,683	50,160
Fly Leasing Ltd. (ADR)	931	13,751
HD Supply Holdings, Inc.*(a)	11,303	372,999
MSC Industrial Direct Co., Inc., Class A(a)	325	23,094
United Rentals, Inc.*(a)	1,600	154,528
WESCO International, Inc.*(a)	676	48,767
		685,472
Transportation Infrastructure — 0.1%
BBA Aviation plc	11,325	59,614
Wireless Telecommunication Services — 0.2%
China Mobile Ltd. (ADR)(a)	400	28,572
SBA Communications Corp., Class A*(a)	265	30,692
SK Telecom Co., Ltd. (ADR)(a)	708	20,992
Telephone & Data Systems, Inc.(a)	480	12,821
T-Mobile U.S., Inc.*(a)	1,669	56,813
		149,890
TOTAL COMMON STOCKS (cost $70,800,456)		73,371,207
EXCHANGE TRADED FUNDS — 0.4%
Market Vectors Gold Miners ETF	967	19,446
SPDR S&P 500 ETF Trust(b)	1,375	286,715
United States Oil Fund LP*(a)	2,038	41,800
TOTAL EXCHANGE TRADED FUNDS (cost $349,462)		347,961
MUTUAL FUNDS — 0.6%
BlackRock Debt Strategies Fund, Inc.(a)	25,800	98,040
BlackRock Floating Rate Income Strategies Fund, Inc.(a)	3,600	50,328
Eaton Vance Floating Rate Income Trust(a)	3,500	51,695
Eaton Vance Municipal Income 2028 Term Trust	454	8,004
Eaton Vance Senior Floating Rate Trust(a)	3,500	51,450
Invesco Senior Income Trust(a)	10,600	49,926

See Accompanying Notes to the Consolidated Financial Statements.

81

ARDEN ALTERNATIVE STRATEGIES II
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Mutual Funds — (continued)
Nuveen Dividend Advantage Municipal Fund 3	5,500	$49,940
Nuveen Dividend Advantage Municipal Fund 3	1,476	20,812
Nuveen Dividend Advantage Municipal Income Fund	1,358	19,514
Nuveen Floating Rate Income Fund(a)	4,500	51,255
TOTAL MUTUAL FUNDS (cost $441,139)		450,964

	PRINCIPAL
	AMOUNT
CORPORATE BONDS — 8.7%
Automobiles — 1.0%
General Motors Co.
5.20%, 4/1/2045	$312,000	331,282
6.25%, 10/2/2043	407,000	487,363
		818,645
Chemicals — 0.2%
Hexion, Inc., 10.00%, 4/15/2020(c)	137,000	142,480
Containers & Packaging — 0.1%
Ardagh Finance Holdings S.A., 8.62%, 6/15/2019 PIK(c)	117,000	125,483
Diversified Consumer Services — 0.1%
Board of Trustees of The Leland Stanford Junior University/The, 4.25%, 5/1/2054	17,000	18,683
Cleveland Clinic Foundation/ The, 4.86%, 1/1/2114	38,000	38,076
		56,759
Diversified Financial Services — 0.4%
EDP Finance B.V., 5.25%, 1/14/2021(c)	276,000	297,884
Diversified Telecommunication Services — 0.2%
Intelsat Luxembourg S.A., 7.75%, 6/1/2021	41,000	37,874
Wind Acquisition Finance S.A., 4.75%, 7/15/2020(c)	113,000	113,282
		151,156

	PRINCIPAL
	AMOUNT	VALUE

Electric Utilities — 0.0%†
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/2020(d)	$71,000	$3,905
Energy Equipment & Services — 0.3%
Hornbeck Offshore Services, Inc., 1.50%, 9/1/2019(a)	250,000	210,781
Gas Utilities — 0.2%
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/2021	150,000	153,000
Health Care Equipment & Supplies — 0.2%
Crimson Merger Sub, Inc., 6.63%, 5/15/2022(c)	200,000	178,000
Health Care Providers & Services — 0.6%
Baylor Scott & White Holdings, 4.19%, 11/15/2045	30,000	29,410
Children’s Hospital Medical Center, 4.27%, 5/15/2044	28,000	28,828
Dignity Health, 5.27%, 11/1/2064	42,000	44,958
inVentiv Health, Inc. 11.00%, 8/15/2018(c)	409,000	393,528
Trinity Health Corp., 4.13%, 12/1/2045	14,000	13,683
		510,407
Internet Software & Services — 0.3%
EarthLink Holdings Corp.
7.38%, 6/1/2020	135,000	141,075
8.88%, 5/15/2019	136,000	142,120
		283,195
Leisure Products — 0.2%
Icon Health & Fitness, Inc., 11.88%, 10/15/2016(c)	144,000	144,360
Machinery — 1.1%
Apex Tool Group LLC, 7.00%, 2/1/2021(c)	195,000	185,737
Chart Industries, Inc., 2.00%, 8/1/2018 (a)	63,000	66,544
Meritor, Inc., 7.88%, 3/1/2026 (a)	250,000	383,750

See Accompanying Notes to the Consolidated Financial Statements.

82

ARDEN ALTERNATIVE STRATEGIES II
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Machinery (continued)
Titan International, Inc., 6.88%, 10/1/2020	$249,000	$226,590
		862,621
Media — 0.3%
Postmedia Network, Inc., 12.50%, 7/15/2018	254,000	264,414
Metals & Mining — 0.5%
Cliffs Natural Resources, Inc., 5.95%, 1/15/2018	448,000	367,360
Oil, Gas & Consumable Fuels — 1.9%
Bill Barrett Corp., 7.00%, 10/15/2022	35,000	31,675
DCP Midstream LLC, 9.75%, 3/15/2019(c)	401,000	458,395
NGPL PipeCo LLC, 9.63%, 6/1/2019(c)	673,000	696,555
Penn Virginia Corp., 8.50%, 5/1/2020	147,000	144,060
Talisman Energy, Inc.
5.85%, 2/1/2037	54,000	54,741
6.25%, 2/1/2038	157,000	166,503
		1,551,929
Personal Products — 0.3%
Elizabeth Arden, Inc., 7.38%, 3/15/2021	250,000	219,375
Software — 0.6%
Interface Security Systems Holdings, Inc. / Interface Security Systems LLC, 9.25%, 1/15/2018	439,000	446,683
Technology Hardware, Storage & Peripherals — 0.2%
Dell, Inc.
5.40%, 9/10/2040	58,000	54,085
6.50%, 4/15/2038	80,000	84,000
		138,085
TOTAL CORPORATE BONDS (cost $6,860,326)		6,926,522
	PRINCIPAL
	AMOUNT	VALUE

MUNICIPAL BONDS — 2.8%
Alabama — 0.0%†
Muscle Shoals Utilities Board, Water and Sewer, Revenue Bonds, 3.50%, 12/1/2038	$10,000	$9,842
Arizona — 0.2%
Higley Unified School District No. 60 of Maricopa County, School Improvement, General Obligation,
3.00%, 7/1/2027	20,000	19,763
3.25%, 7/1/2030	10,000	9,840
3.25%, 7/1/2031	5,000	4,865
3.38%, 7/1/2033	5,000	4,867
Pinal County, Revenue Bonds, Series A, 3.13%, 8/1/2029	25,000	24,245
Town of Gilbert, Revenue Bonds, 3.63%, 7/1/2040	75,000	71,705
		135,285
Arkansas — 0.0%†
City of Little Rock, Sewer, Revenue Bonds, 3.50%, 10/1/2037	35,000	33,429
California — 0.4%
California Educational Facilities Authority, Stanford University, Revenue Bonds, Series U-6, 5.00%, 5/1/2045	70,000	93,201
Cotati-Rohnert Park Unified School District, Election of 2014, General Obligation, Series A, 4.00%, 8/1/2049	20,000	20,364
Panama-Buena Vista Union School District, School Construction Project, 3.50%, 9/1/2036	50,000	47,574
Santa Maria-Bonita School District, Election of 2014, General Obligation, 3.50%, 8/1/2044	20,000	18,217

See Accompanying Notes to the Consolidated Financial Statements.

83

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2015 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

California (continued)
Successor Agency to the Norco Community, Tax Allocation, Redevelopment Project Area No. 1, 3.25%, 3/1/2028	$20,000	$20,000
University of California, Revenue Bonds, Series AQ, 4.77%, 5/15/2115	114,000	110,035
		309,391
Colorado — 0.1%
City of Commerce City, Sales Tax, Revenue Bonds, 3.38%, 8/1/2033	5,000	4,834
El Paso County, Falcon School District No. 49, 3.50%, 12/15/2037	40,000	38,959
		43,793
Connecticut — 0.1%
The Metropolitan District, Hartford County, General Obligation, 3.00%, 3/1/2031	50,000	48,335
Florida — 0.2%
City of Miami Gardens, General Obligation, 5.00%, 7/1/2039	60,000	66,113
City of Pompano Beach, John Knox Village Project, Revenue Bonds, 3.50%, 9/1/2035	20,000	18,238
City of Tallahassee, Health Facilities, Tallahassee Memorial Healthcare, Inc., Project, Revenue Bonds, Series A, 4.00%, 12/1/2035	25,000	24,433
Florida Keys Aqueduct Authority Water, Revenue Bonds, Series A, 3.50%, 9/1/2034	10,000	9,627
Halifax Hospital Medical Center, Revenue Bonds,
4.00%, 6/1/2038	15,000	14,592
4.00%, 6/1/2041	15,000	14,538
		147,541

	PRINCIPAL
	AMOUNT	VALUE

Georgia — 0.1%
Decatur County School Building Authority, Revenue Bonds, 3.13%, 10/1/2031	$10,000	$9,680
Development Authority of Fulton County, Spelman College, Revenue Bonds, 3.25%, 6/1/2031	40,000	38,058
		47,738
Illinois — 0.0%†
Board of Education of the City of Chicago, General Obligation, Series C, 5.25%, 12/1/2039	25,000	24,260
Indiana — 0.0%†
Indiana University, Revenue Bonds, Series A,
3.00%, 6/1/2031	5,000	4,870
3.13%, 6/1/2033	25,000	24,238
		29,108
Kentucky — 0.1%
Commonwealth of Kentucky, Office Building Project,
4.00%, 6/15/2045	15,000	14,794
4.13%, 6/15/2051	30,000	28,906
		43,700
Massachusetts — 0.0%†
Springfield Water & Sewer Commission, Revenue Bonds, Series A, 3.63%, 7/15/2034	30,000	30,278
Michigan — 0.2%
Caro Community Schools, Building & Site, General Obligation, Series B, 3.00%, 5/1/2028	25,000	24,288
County of Genesee, Water Supply System, General Obligation,
3.75%, 2/1/2034	30,000	29,099
3.75%, 2/1/2035	25,000	24,151
4.00%, 2/1/2045	60,000	59,215

See Accompanying Notes to the Consolidated Financial Statements.

84

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2015 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Michigan (continued)
Michigan Strategic Fund Ltd., Michigan Senate Offices Project, Revenue Bonds, Series A, 4.00%, 10/15/2047	$60,000	$56,889
		193,642
Minnesota — 0.0%†
St. Cloud Public Schools, Independent School District No. 742, General Obligation, Series A,
3.13%, 2/1/2032	10,000	9,723
3.13%, 2/1/2033	5,000	4,822
		14,545
Missouri — 0.1%
Missouri Joint Municipal Electric Utility Commission Power Project, Prairie State Project, Revenue Bonds, Series A, 3.25%, 12/1/2028	40,000	39,314
Nebraska — 0.0%†
Omaha Public Power District, Electric System, Revenue Bonds, Series C, 4.00%, 2/1/2038	35,000	36,083
New York — 0.1%
Dormitory Authority of New York, Personal Income Tax, Revenue Bonds, 4.00%, 3/15/2032	75,000	80,011
Dormitory Authority of New York, St John’s University, Revenue Bonds, Series A, 3.00%, 7/1/2028	10,000	9,703
		89,714
North Carolina — 0.1%
County of Mecklenburg, General Obligation, Series A,
3.00%, 4/1/2032	55,000	54,230
3.00%, 4/1/2033	40,000	39,129
		93,359

	PRINCIPAL
	AMOUNT	VALUE

Ohio — 0.7%
Bethel Local School District, School Improvement, General Obligation, Series B, 4.00%, 11/1/2051	$30,000	$30,214
City of Cleveland, Income Tax Bonds, Parks and Recreation Facilities Improvements, Special Tax, Series A-3, 3.75%, 10/1/2042	20,000	18,841
City of Marysville, Wastewater Treatment System, Revenue Bonds,
3.50%, 12/1/2031	20,000	19,233
3.75%, 12/1/2034	25,000	24,655
3.75%, 12/1/2035	10,000	9,827
4.00%, 12/1/2040	20,000	19,684
City of Upper Arlington, Various Purpose, General Obligation, 3.00%, 12/1/2033	15,000	14,089
Cloverleaf Local School District, 3.50%, 3/1/2032	30,000	29,612
Cuyahoga County Public Library, Library Fund and Facilities, Revenue Bonds, 3.63%, 12/1/2035	30,000	29,801
Elyria City School District, Classroom Facilities & School Improvement, General Obligation, 3.00%, 12/1/2035	30,000	27,275
Liberty Center Local School District, Classroom Facilities & School Improvement, General Obligation, 4.13%, 11/1/2051	40,000	40,453
Northwood Local School District, School Facilities Construction & Improvement, General Obligation, Series A, 4.00%, 7/15/2051	75,000	75,050

See Accompanying Notes to the Consolidated Financial Statements.

85

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2015 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Ohio (continued)
Southeastern Ohio Port Authority, Hospital Facilities Improvement, Memorial Health System Obligated Group Project, Revenue Bonds, 5.00%, 12/1/2035	$5,000	$5,134
University of Ohio, Revenue Bonds, 5.59%, 12/1/2114	140,000	155,775
Urbana City School District, School Improvement, General Obligation, 3.75%, 12/1/2042	80,000	77,534
		577,177
Pennsylvania — 0.2%
County of Bedford, General Obligation, Series A,
3.25%, 9/1/2032	15,000	14,104
3.38%, 9/1/2035	15,000	14,238
Economic Development Financing Authority, Rapid Bridge Replacement Project, Revenue Bonds, 4.13%, 12/31/2038	40,000	37,794
Erie County, Convention Center Authority, Revenue Bonds,
3.00%, 1/15/2028	10,000	9,533
3.13%, 1/15/2029	15,000	14,313
3.25%, 1/15/2030	20,000	19,195
3.25%, 1/15/2031	10,000	9,490
Erie County, Sewer Authority, Revenue Bonds, Series B,
3.25%, 12/1/2027	10,000	9,976
3.25%, 12/1/2028	15,000	14,761
3.38%, 12/1/2029	20,000	19,747
3.38%, 12/1/2030	10,000	9,830
		172,981
West Virginia — 0.1%
Berkeley County Public Service Sewer District, Revenue Bonds, Series C, 3.25%, 10/1/2035	10,000	9,526

	PRINCIPAL
	AMOUNT	VALUE

West Virginia (continued)
Concord University Board of Governors, Revenue Bonds,
4.00%, 6/1/2035	$15,000	$15,162
4.00%, 6/1/2039	5,000	4,969
4.00%, 6/1/2044	20,000	20,019
Fairmont State University Board of Governors, Revenue Bonds, Series A, 3.75%, 6/1/2045	25,000	23,605
		73,281
Wisconsin — 0.1%
Public Finance Authority, Multifamily Rental Housing, North Pointe Estates Project, Revenue Bonds, Series A,
4.10%, 4/1/2034	5,000	4,815
4.25%, 4/1/2040	10,000	9,598
4.50%, 4/1/2050	15,000	14,388
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group, Revenue Bonds, Series A, 4.00%, 8/15/2045	15,000	14,475
		43,276
TOTAL MUNICIPAL BONDS (cost $2,229,876)		2,236,072
U.S. GOVERNMENT SECURITIES — 0.3%
U.S. Treasury Notes 2.00%, 2/15/2025(a)	278,000	277,022
TOTAL U.S. GOVERNMENT SECURITIES (cost $277,458)		277,022

	NO. OF RIGHTS
RIGHTS — 0.0%†
Sanofi, expiring 12/31/2020*(a)	9,708	6,893
TOTAL RIGHTS (cost $4,928)		6,893

See Accompanying Notes to the Consolidated Financial Statements.

86

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2015 (Unaudited)

	NO. OF
	WARRANTS	VALUE

WARRANTS — 0.1%
Kinder Morgan, Inc., expiring 05/25/2017 at $40*	8,200	$40,016
TOTAL WARRANTS (cost $33,150)		40,016

	CONTRACTS
PURCHASED OPTIONS — 0.2%
Call Options Purchased — 0.1%
American Airlines Group, Inc., 6/19/2015 @ 52.50*	37	4,847
Applied Materials, Inc., 6/19/2015 @ 22*	19	361
Coca-Cola Co./The, 5/15/2015 @ 44*	69	138
DISH Network Corp., 6/19/2015 @ 70*	6	1,320
eBay, Inc., 1/15/2016 @ 50*	39	38,220
iShares Russell 2000 ETF, 5/8/2015 @ 123*	75	4,275
Kraft Foods Group, Inc., 6/19/2015 @ 67.50*	12	20,280
NXP Semiconductors N.V.,
5/15/2015 @ 97.50*	4	720
5/15/2015 @ 100*	6	600
S&P 500 Index, 6/19/2015 @ 2,150*	20	18,600
TJX Cos., Inc./The, 5/15/2015 @ 70*	6	24
Vale S.A., 9/18/2015 @ 8*	46	3,036
		92,421
Put Options Purchased — 0.1%
iShares Russell 2000 ETF, 6/5/2015 @ 121*	57	13,794
iShares U.S. Real Estate ETF, 5/15/2015 @ 77*	38	7,296
S&P 500 Index,
5/15/2015 @ 2,050*	4	4,400
5/15/2015 @ 2,075*	3	5,310
5/15/2015 @ 2,100*	2	5,640
SPDR S&P 500 ETF Trust,
5/15/2015 @ 208*	71	13,916
6/19/2015 @ 187*	22	1,254

	CONTRACTS	VALUE

Put Options Purchased (continued)
9/18/2015 @ 195*	52	$21,736
		73,346
TOTAL PURCHASED OPTIONS (premiums paid $184,825)		165,767
TOTAL INVESTMENT IN SECURITIES (cost $81,181,620)		83,822,424

	SHARES
SECURITIES SOLD SHORT
COMMON STOCKS — (46.4%)
Aerospace & Defense — (0.5%)
Embraer S.A. (ADR)	(1,138)	(35,483)
General Dynamics Corp.	(2)	(275)
Moog, Inc., Class A*	(311)	(21,733)
Orbital ATK, Inc.	(618)	(45,213)
Precision Castparts Corp.	(635)	(131,248)
Rockwell Collins, Inc.	(100)	(9,733)
TASER International, Inc.*	(3,202)	(96,668)
Teledyne Technologies, Inc.*	(15)	(1,575)
TransDigm Group, Inc.	(50)	(10,606)
Triumph Group, Inc.	(906)	(53,671)
United Technologies Corp.	(174)	(19,793)
		(425,998)
Air Freight & Logistics — (0.2%)
CH Robinson Worldwide, Inc.	(739)	(47,584)
FedEx Corp.	(88)	(14,922)
United Parcel Service, Inc., Class B	(436)	(43,831)
XPO Logistics, Inc.*	(600)	(29,100)
		(135,437)
Airlines — (0.3%)
Copa Holdings S.A., Class A	(1,600)	(177,424)
JetBlue Airways Corp.*	(3,300)	(67,749)
		(245,173)
Auto Components — (0.5%)
Autoliv, Inc.	(1,914)	(227,230)
BorgWarner, Inc.	(1,691)	(100,107)
Federal-Mogul Holdings Corp.*	(1,947)	(25,116)
Superior Industries International, Inc.	(1,363)	(25,352)
		(377,805)

See Accompanying Notes to the Consolidated Financial Statements.

87

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Automobiles — (0.3%)
Ford Motor Co.	(2,513)	$(39,705)
Harley-Davidson, Inc.	(1,003)	(56,379)
Tesla Motors, Inc.*	(800)	(180,840)
		(276,924)
Banks — (3.5%)
Banco Bradesco S.A. (ADR)	(161)	(1,721)
Banco Santander S.A. (ADR)	(4,900)	(36,848)
Bancolombia S.A. (ADR)	(519)	(23,495)
Bank of America Corp.	(10,000)	(159,300)
Bank of Montreal	(675)	(44,077)
Bank of Nova Scotia/The	(1,241)	(68,466)
Bank of the Ozarks, Inc.	(359)	(13,915)
Barclays plc (ADR)	(1,539)	(24,224)
BB&T Corp.	(5,800)	(222,082)
BOK Financial Corp.	(119)	(7,758)
Canadian Imperial Bank of Commerce	(301)	(24,164)
CIT Group, Inc.	(3,000)	(135,090)
Citigroup, Inc.	(674)	(35,938)
Fifth Third Bancorp	(6,100)	(122,000)
First Financial Bankshares, Inc.	(522)	(15,117)
Grupo Financiero Galicia S.A. (ADR)	(292)	(6,436)
HDFC Bank Ltd. (ADR)	(1,111)	(63,149)
HSBC Holdings plc (ADR)	(1,200)	(59,556)
Huntington Bancshares, Inc./OH	(28,800)	(312,783)
Investors Bancorp, Inc.	(10,200)	(120,768)
Itau Unibanco Holding S.A. (ADR)	(4,324)	(55,434)
JPMorgan Chase & Co.	(1,500)	(94,890)
KeyCorp	(4,000)	(57,800)
LegacyTexas Financial Group, Inc.	(304)	(7,737)
PNC Financial Services Group, Inc./The	(4,723)	(433,241)
Regions Financial Corp.	(11,317)	(111,246)
Royal Bank of Canada	(1,114)	(74,059)
Signature Bank/NY*	(100)	(13,409)
SunTrust Banks, Inc.	(4,000)	(166,000)
SVB Financial Group*	(300)	(39,828)
Toronto-Dominion Bank./The	(1,156)	(53,361)
U.S. Bancorp	(616)	(26,408)
Wells Fargo & Co.	(966)	(53,226)
Westamerica Bancorp	(1,491)	(64,933)
		(2,748,459)

	SHARES	VALUE

Beverages — (0.5%)
Anheuser-Busch InBev N.V. (ADR)	(626)	$(75,145)
Brown-Forman Corp., Class B	(1,600)	(144,368)
Coca-Cola Co./The	(1,395)	(56,581)
Constellation Brands, Inc., Class A*	(100)	(11,594)
Crimson Wine Group Ltd.*	(181)	(1,683)
Diageo plc (ADR)	(422)	(46,851)
Fomento Economico Mexicano SAB de CV (ADR)*	(317)	(28,685)
PepsiCo, Inc.	(410)	(38,999)
		(403,906)
Biotechnology — (0.8%)
ACADIA Pharmaceuticals, Inc.*	(1,927)	(65,846)
Acorda Therapeutics, Inc.*	(52)	(1,564)
Advaxis, Inc.*	(300)	(5,043)
Alkermes plc*	(1,308)	(72,424)
Biogen, Inc.*	(195)	(72,916)
Celgene Corp.*	(662)	(71,536)
Celldex Therapeutics, Inc.*	(200)	(4,800)
Cepheid*	(1,232)	(69,115)
Dyax Corp.*	(300)	(7,173)
Esperion Therapeutics, Inc.*	(100)	(9,513)
Exact Sciences Corp.*	(1,810)	(37,829)
Isis Pharmaceuticals, Inc.*	(1,107)	(62,789)
Ligand Pharmaceuticals, Inc.*	(193)	(14,985)
Neurocrine Biosciences, Inc.*	(939)	(32,010)
OvaScience, Inc.*	(200)	(4,949)
Repligen Corp.*	(269)	(7,938)
Synageva BioPharma Corp.*	(154)	(14,162)
United Therapeutics Corp.*	(209)	(33,375)
Vertex Pharmaceuticals, Inc.*	(432)	(53,257)
ZIOPHARM Oncology, Inc.*	(700)	(6,167)
		(647,391)
Building Products — (0.7%)
Allegion plc	(400)	(24,460)
AO Smith Corp.	(394)	(25,177)
Apogee Enterprises, Inc.	(348)	(18,312)
Armstrong World Industries, Inc.*	(310)	(16,969)
Fortune Brands Home & Security, Inc.	(3,665)	(163,459)
Lennox International, Inc.	(1,151)	(121,960)
Masco Corp.	(3,600)	(95,364)
Owens Corning	(700)	(27,062)

See Accompanying Notes to the Consolidated Financial Statements.

88

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Building Products (continued)
USG Corp.*	(2,052)	$(54,460)
		(547,223)
Capital Markets — (1.9%)
Affiliated Managers Group, Inc.*	(67)	(15,151)
Ameriprise Financial, Inc.	(441)	(55,249)
BlackRock, Inc.	(700)	(254,758)
Charles Schwab Corp./The	(3,100)	(94,550)
Credit Suisse Group AG (ADR)	(903)	(23,270)
Deutsche Bank AG	(900)	(28,890)
E*TRADE Financial Corp.*	(994)	(28,617)
Eaton Vance Corp.	(1,253)	(51,473)
Federated Investors, Inc., Class B	(445)	(15,308)
Financial Engines, Inc.	(394)	(16,615)
Franklin Resources, Inc.	(1,438)	(74,143)
Goldman Sachs Group, Inc./The	(600)	(117,852)
Greenhill & Co., Inc.	(60)	(2,373)
Janus Capital Group, Inc.	(3,020)	(54,058)
LPL Financial Holdings, Inc.	(500)	(20,235)
Morgan Stanley	(2,800)	(104,468)
Raymond James Financial, Inc.	(3,866)	(218,545)
T Rowe Price Group, Inc.	(2,900)	(235,422)
TD Ameritrade Holding Corp.	(2,780)	(100,775)
Waddell & Reed Financial, Inc., Class A	(300)	(14,796)
		(1,526,548)
Chemicals — (1.5%)
Agrium, Inc.	(58)	(6,011)
Airgas, Inc.	(190)	(19,243)
Albemarle Corp.	(2,200)	(131,340)
Axiall Corp.	(833)	(33,986)
Cabot Corp.	(1,700)	(72,658)
Celanese Corp.	(1,500)	(99,540)
CF Industries Holdings, Inc.	(224)	(64,393)
Dow Chemical Co./The	(100)	(5,100)
Ecolab, Inc.	(206)	(23,068)
EI du Pont de Nemours & Co.	(4,500)	(329,400)
FMC Corp.	(1,300)	(77,103)
HB Fuller Co.	(1,143)	(47,743)
LyondellBasell Industries N.V., Class A	(286)	(29,607)
Methanex Corp.	(202)	(12,162)
Monsanto Co.	(279)	(31,795)
Olin Corp.	(733)	(21,646)

	SHARES	VALUE

Chemicals (continued)
Potash Corp of Saskatchewan, Inc.	(457)	$(14,916)
RPM International, Inc.	(1,400)	(66,556)
Sociedad Quimica y Minera de Chile S.A. (ADR)	(13)	(284)
Syngenta AG (ADR)	(59)	(3,955)
Valspar Corp./The	(915)	(74,207)
W.R. Grace & Co.*	(200)	(19,344)
		(1,184,057)
Commercial Services & Supplies — (0.2%)
ADT Corp./The	(113)	(4,249)
Brady Corp., Class A	(632)	(16,830)
Brink’s Co./The	(459)	(12,150)
Cintas Corp.	(182)	(14,551)
Copart, Inc.*	(130)	(4,624)
Ritchie Bros Auctioneers, Inc.	(527)	(13,328)
Stericycle, Inc.*	(1,000)	(133,430)
		(199,162)
Communications Equipment — (0.6%)
ADTRAN, Inc.	(419)	(6,960)
ARRIS Group, Inc.*	(2,015)	(67,855)
Brocade Communications Systems, Inc.	(2,800)	(31,640)
Cisco Systems, Inc.	(2,469)	(71,181)
CommScope Holding Co., Inc.*	(300)	(8,853)
Finisar Corp.*	(2,268)	(46,108)
Ixia*	(183)	(2,192)
JDS Uniphase Corp.*	(259)	(3,279)
Juniper Networks, Inc.	(4,600)	(121,578)
Nokia OYJ (ADR)	(6,229)	(40,987)
QUALCOMM, Inc.	(600)	(40,800)
Sierra Wireless, Inc.*	(621)	(21,822)
Telefonaktiebolaget LM Ericsson (ADR)	(2,186)	(23,871)
Ubiquiti Networks, Inc.	(726)	(20,742)
		(507,868)
Construction & Engineering — (0.4%)
Chicago Bridge & Iron Co. N.V.	(1,004)	(47,841)
Jacobs Engineering Group, Inc.*	(5,700)	(244,302)
MasTec, Inc.*	(1,066)	(19,124)
Quanta Services, Inc.*	(900)	(26,019)
		(337,286)

See Accompanying Notes to the Consolidated Financial Statements.

89

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Construction Materials — (0.2%)
Cemex SAB de CV (ADR)*	(15,088)	$(145,151)
Consumer Finance — (0.3%)
Ally Financial, Inc.*	(3,900)	(85,371)
American Express Co.	(1,400)	(108,430)
PRA Group, Inc.*	(370)	(20,267)
SLM Corp.*	(1,745)	(17,781)
		(231,849)
Containers & Packaging — (0.4%)
Avery Dennison Corp.	(1,618)	(89,945)
Ball Corp.	(1,005)	(73,777)
Crown Holdings, Inc.*	(832)	(45,144)
Greif, Inc., Class A	(500)	(20,380)
Owens-Illinois, Inc.*	(400)	(9,564)
Packaging Corp of America	(7)	(484)
Rock Tenn Co., Class A	(1,147)	(72,238)
		(311,532)
Diversified Consumer Services — (0.1%)
Apollo Education Group, Inc., Class A*	(1,121)	(18,816)
H&R Block, Inc.	(2,377)	(71,880)
		(90,696)
Diversified Financial Services — (0.7%)
CBOE Holdings, Inc.	(508)	(28,585)
CME Group, Inc.	(1,300)	(118,183)
Intercontinental Exchange, Inc.	(800)	(179,624)
Leucadia National Corp.	(900)	(21,393)
McGraw Hill Financial, Inc.	(500)	(52,150)
MSCI, Inc.	(1,100)	(67,309)
NASDAQ OMX Group, Inc./The	(1,326)	(64,484)
PHH Corp.*	(334)	(8,390)
		(540,118)
Diversified Telecommunication Services — (0.2%)
8x8, Inc.*	(1,014)	(8,852)
BCE, Inc.	(1,062)	(46,845)
CenturyLink, Inc.	(2,039)	(73,322)
China Unicom Hong Kong Ltd. (ADR)*	(398)	(7,478)
Telefonica Brasil S.A. (ADR)	(1,506)	(24,729)
		(161,226)
Electric Utilities — (0.6%)
ALLETE, Inc.	(149)	(7,495)
Cia Paranaense de Energia (ADR)	(123)	(1,346)

	SHARES	VALUE

Electric Utilities (continued)
CPFL Energia S.A. (ADR)	(356)	$(4,635)
Duke Energy Corp.	(956)	(74,157)
Entergy Corp.	(2,247)	(173,423)
Eversource Energy	(1,485)	(72,409)
Exelon Corp.	(2,150)	(73,143)
FirstEnergy Corp.	(589)	(21,151)
Portland General Electric Co.	(170)	(5,977)
Southern Co./The	(1,522)	(67,425)
		(501,161)
Electrical Equipment — (1.4%)
ABB Ltd. (ADR)*	(1,436)	(31,262)
AMETEK, Inc.	(6,200)	(325,004)
Babcock & Wilcox Co./The	(201)	(6,496)
Eaton Corp. plc	(280)	(19,244)
Emerson Electric Co.	(1,269)	(74,655)
Encore Wire Corp.	(407)	(18,319)
Franklin Electric Co., Inc.	(1,311)	(47,406)
Generac Holdings, Inc.*	(2,101)	(87,591)
Rockwell Automation, Inc.	(2,367)	(280,726)
Sensata Technologies Holding N.V.*	(1,121)	(61,891)
SolarCity Corp.*	(2,174)	(130,549)
		(1,083,143)
Electronic Equipment, Instruments & Components — (0.2%)
Agilysys, Inc.*	(1,218)	(11,461)
Belden, Inc.	(5)	(420)
Cognex Corp.*	(202)	(9,068)
Hollysys Automation Technologies Ltd.	(262)	(5,756)
Ingram Micro, Inc., Class A*	(2,400)	(60,384)
IPG Photonics Corp.*	(217)	(19,222)
Maxwell Technologies, Inc.*	(794)	(4,446)
SYNNEX Corp.	(27)	(2,066)
Tech Data Corp.*	(120)	(6,764)
Trimble Navigation Ltd.*	(1,744)	(44,350)
Universal Display Corp.*	(137)	(6,038)
Zebra Technologies Corp., Class A*	(206)	(18,968)
		(188,943)
Energy Equipment & Services — (1.2%)
Bristow Group, Inc.	(438)	(27,213)
Cameron International Corp.*	(936)	(51,311)
Core Laboratories N.V.	(579)	(76,011)
Diamond Offshore Drilling, Inc.	(5,757)	(192,687)
Ensco plc, Class A	(2,184)	(59,579)

See Accompanying Notes to the Consolidated Financial Statements.

90

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Energy Equipment & Services (continued)
Exterran Holdings, Inc.	(696)	$(25,801)
FMC Technologies, Inc.*	(400)	(17,640)
Halliburton Co.	(200)	(9,790)
Helmerich & Payne, Inc.	(1,500)	(116,955)
National Oilwell Varco, Inc.	(14)	(762)
Oil States International, Inc.*	(1,176)	(55,966)
RPC, Inc.	(360)	(5,728)
Schlumberger Ltd.	(795)	(75,215)
Superior Energy Services, Inc.	(566)	(14,433)
Tenaris S.A. (ADR)	(1,100)	(33,825)
Weatherford International plc*	(11,412)	(166,044)
		(928,960)
Food & Staples Retailing — (0.6%)
Costco Wholesale Corp.	(2,492)	(356,481)
Kroger Co./The	(965)	(66,498)
PriceSmart, Inc.	(112)	(9,011)
Rite Aid Corp.*	(143)	(1,103)
Roundy’s, Inc.*	(1,959)	(9,873)
United Natural Foods, Inc.*	(439)	(29,615)
Walgreens Boots Alliance, Inc.	(415)	(34,416)
		(506,997)
Food Products — (1.6%)
BRF S.A. (ADR)	(1,421)	(30,509)
Bunge Ltd.	(200)	(17,274)
Campbell Soup Co.	(7,200)	(321,912)
ConAgra Foods, Inc.	(1,769)	(63,950)
Flowers Foods, Inc.	(797)	(17,805)
Hain Celestial Group, Inc./The*	(700)	(42,168)
Hormel Foods Corp.	(500)	(27,175)
JM Smucker Co./The	(2,800)	(324,576)
Kellogg Co.	(1,584)	(100,315)
Lancaster Colony Corp.	(147)	(13,180)
McCormick & Co., Inc.	(2,700)	(203,310)
Sanderson Farms, Inc.	(761)	(57,166)
Tootsie Roll Industries, Inc.	(1,037)	(32,126)
		(1,251,466)
Gas Utilities — (0.1%)
AGL Resources, Inc.	(1,200)	(60,324)
Atmos Energy Corp.	(248)	(13,392)
National Fuel Gas Co.	(515)	(33,192)
		(106,908)

	SHARES	VALUE

Health Care Equipment & Supplies — (1.0%)
Abaxis, Inc.	(137)	$(8,768)
Align Technology, Inc.*	(759)	(44,659)
Baxter International, Inc.	(997)	(68,534)
Boston Scientific Corp.*	(300)	(5,346)
Cantel Medical Corp.	(195)	(8,734)
CONMED Corp.	(173)	(8,690)
Cooper Cos., Inc./The	(147)	(26,176)
DENTSPLY International, Inc.	(551)	(28,101)
Hill-Rom Holdings, Inc.	(653)	(32,611)
Hologic, Inc.*	(1,366)	(46,089)
ICU Medical, Inc.*	(97)	(8,184)
IDEXX Laboratories, Inc.*	(386)	(48,393)
Insulet Corp.*	(1,242)	(37,074)
Meridian Bioscience, Inc.	(451)	(7,992)
Merit Medical Systems, Inc.*	(452)	(8,773)
Neogen Corp.*	(1,055)	(46,990)
Novadaq Technologies, Inc.*	(937)	(10,129)
NxStage Medical, Inc.*	(505)	(9,257)
ResMed, Inc.	(1,293)	(82,674)
Sirona Dental Systems, Inc.*	(434)	(40,253)
Spectranetics Corp./The*	(487)	(12,491)
STAAR Surgical Co.*	(1,128)	(9,983)
STERIS Corp.	(132)	(8,778)
Varian Medical Systems, Inc.*	(156)	(13,861)
Vascular Solutions, Inc.*	(262)	(8,400)
West Pharmaceutical Services, Inc.	(345)	(18,382)
Wright Medical Group, Inc.*	(4,088)	(103,712)
Zimmer Holdings, Inc.	(642)	(70,517)
		(823,551)
Health Care Providers & Services — (1.0%)
Aetna, Inc.	(610)	(65,191)
Amsurg Corp.*	(625)	(39,200)
Brookdale Senior Living, Inc.*	(1,835)	(66,482)
Catamaran Corp.*	(300)	(17,805)
Community Health Systems, Inc.*	(1,165)	(62,537)
DaVita HealthCare Partners, Inc.*	(1,133)	(91,886)
Express Scripts Holding Co.*	(321)	(27,734)
HCA Holdings, Inc.*	(465)	(34,415)
HealthSouth Corp.	(43)	(1,944)
Henry Schein, Inc.*	(440)	(60,324)
Humana, Inc.	(1,046)	(173,218)
Laboratory Corp of America Holdings*	(400)	(47,824)
LifePoint Hospitals, Inc.*	(108)	(8,087)

See Accompanying Notes to the Consolidated Financial Statements.

91

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Health Care Providers & Services (continued)
Molina Healthcare, Inc.*	(682)	$(40,395)
Select Medical Holdings Corp.	(988)	(14,375)
Universal Health Services, Inc., Class B	(69)	(8,070)
		(759,487)
Health Care Technology — (0.2%)
Allscripts Healthcare
Solutions, Inc.*	(7,039)	(93,619)
athenahealth, Inc.*	(116)	(14,228)
HMS Holdings Corp.*	(684)	(11,635)
Veeva Systems, Inc., Class A*	(400)	(10,620)
		(130,102)
Hotels, Restaurants & Leisure — (1.3%)
Aramark	(800)	(24,584)
Bob Evans Farms, Inc.	(101)	(4,345)
Boyd Gaming Corp.*	(752)	(9,926)
Brinker International, Inc.	(309)	(17,109)
Buffalo Wild Wings, Inc.*	(102)	(16,249)
Cheesecake Factory, Inc./The	(791)	(39,653)
Cracker Barrel Old Country Store, Inc.	(101)	(13,381)
Dunkin’ Brands Group, Inc.	(262)	(13,653)
Hilton Worldwide Holdings, Inc.*	(1,200)	(34,752)
Krispy Kreme Doughnuts, Inc.*	(943)	(16,785)
Las Vegas Sands Corp.	(1,321)	(69,855)
Marriott International, Inc., Class A	(894)	(71,565)
McDonald’s Corp.	(773)	(74,633)
Melco Crown Entertainment Ltd. (ADR)	(3,648)	(74,492)
MGM Resorts International*	(1,935)	(40,925)
Panera Bread Co., Class A*	(1,297)	(236,677)
Papa John’s International, Inc.	(236)	(14,483)
Royal Caribbean Cruises Ltd.	(1,071)	(72,892)
Six Flags Entertainment Corp.	(419)	(19,701)
Starwood Hotels & Resorts Worldwide, Inc.	(600)	(51,570)
Texas Roadhouse, Inc.	(546)	(18,346)
Wendy’s Co./The	(2,706)	(27,385)
Wynn Resorts Ltd.	(200)	(22,214)
Zoe’s Kitchen, Inc.*	(383)	(11,731)
		(996,906)

	SHARES	VALUE

Household Durables — (1.0%)
DR Horton, Inc.	(1,800)	$(45,720)
Garmin Ltd.	(1,123)	(50,748)
Jarden Corp.*	(200)	(10,236)
KB Home	(2,700)	(39,123)
Meritage Homes Corp.*	(1,348)	(57,654)
Mohawk Industries, Inc.*	(459)	(79,637)
Newell Rubbermaid, Inc.	(6,200)	(236,406)
Ryland Group, Inc./The	(1,800)	(74,196)
Sony Corp. (ADR)*	(1,880)	(56,832)
Tempur Sealy International, Inc.*	(589)	(35,876)
Whirlpool Corp.	(418)	(73,401)
		(759,829)
Household Products — (0.4%)
Church & Dwight Co., Inc.	(2,000)	(162,340)
Colgate-Palmolive Co.	(1,500)	(100,920)
Energizer Holdings, Inc.	(400)	(54,648)
WD-40 Co.	(397)	(32,141)
		(350,049)
Independent Power and Renewable Electricity Producers — (0.4%)
AES Corp.	(18,600)	(246,450)
Calpine Corp.*	(600)	(13,086)
Dynegy, Inc.*	(1,141)	(37,961)
TerraForm Power, Inc., Class A*	(500)	(19,765)
		(317,262)
Industrial Conglomerates — (0.2%)
3M Co.	(477)	(74,598)
Raven Industries, Inc.	(792)	(15,793)
Roper Technologies, Inc.	(200)	(33,634)
		(124,025)
Insurance — (1.0%)
ACE Ltd.	(225)	(24,073)
Aflac, Inc.	(2,000)	(126,080)
American International Group, Inc.	(1,129)	(63,551)
AmTrust Financial Services, Inc.	(508)	(30,211)
Assurant, Inc.	(304)	(18,684)
Assured Guaranty Ltd.	(1,593)	(41,402)
Brown & Brown, Inc.	(633)	(20,224)
China Life Insurance Co., Ltd. (ADR)	(230)	(16,714)
Chubb Corp./The	(757)	(74,451)
Citizens, Inc.*	(3,782)	(21,330)

See Accompanying Notes to the Consolidated Financial Statements.

92

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Insurance (continued)
Erie Indemnity Co., Class A	(681)	$(56,353)
First American Financial Corp.	(481)	(16,734)
FNF Group	(1,171)	(42,144)
Genworth Financial, Inc., Class A*	(1,677)	(14,741)
Loews Corp.	(1,246)	(51,883)
MBIA, Inc.*	(1,826)	(15,978)
Mercury General Corp.	(222)	(12,197)
Prudential Financial, Inc.	(15)	(1,224)
Reinsurance Group of America, Inc.	(123)	(11,269)
RLI Corp.	(1,671)	(82,982)
Travelers Cos., Inc./The	(362)	(36,602)
WR Berkley Corp.	(618)	(30,276)
XL Group plc	(229)	(8,491)
		(817,594)
Internet & Catalog Retail — (0.4%)
Amazon.com, Inc.*	(213)	(89,839)
Expedia, Inc.	(500)	(47,115)
Netflix, Inc.*	(233)	(129,664)
Priceline Group, Inc./The*	(54)	(66,842)
TripAdvisor, Inc.*	(200)	(16,098)
		(349,558)
Internet Software & Services — (0.9%)
Akamai Technologies, Inc.*	(1,000)	(73,780)
Baidu, Inc. (ADR)*	(342)	(68,496)
CoStar Group, Inc.*	(100)	(20,443)
Dealertrack Technologies, Inc.*	(509)	(20,009)
eBay, Inc.*	(2,200)	(128,172)
Equinix, Inc.	(200)	(51,186)
Gogo, Inc.*	(293)	(6,194)
Google, Inc., Class A*	(74)	(40,609)
j2 Global, Inc.	(93)	(6,451)
MercadoLibre, Inc.	(207)	(29,462)
NetEase, Inc. (ADR)	(599)	(76,786)
Qihoo 360 Technology Co., Ltd. (ADR)*	(509)	(30,693)
Rackspace Hosting, Inc.*	(280)	(15,092)
WebMD Health Corp.*	(183)	(8,079)
Xoom Corp.*	(160)	(2,827)
Yelp, Inc.*	(1,300)	(51,207)
Zillow Group, Inc., Class A*	(854)	(83,385)
		(712,871)
IT Services — (1.3%)
Cardtronics, Inc.*	(63)	(2,377)
CGI Group, Inc., Class A*	(141)	(5,932)
	SHARES	VALUE

IT Services (continued)
CoreLogic, Inc.*	(332)	$(12,985)
Fidelity National Information Services, Inc.	(1,162)	(72,613)
Fiserv, Inc.*	(772)	(59,907)
FleetCor Technologies, Inc.*	(422)	(67,896)
Gartner, Inc.*	(367)	(30,454)
Infosys Ltd. (ADR)	(2,407)	(74,569)
International Business Machines Corp.	(1,393)	(238,607)
MasterCard, Inc., Class A	(2,406)	(217,045)
Paychex, Inc.	(103)	(4,984)
Sabre Corp.	(3,100)	(77,159)
Teradata Corp.*	(2,318)	(101,969)
Total System Services, Inc.	(500)	(19,780)
Visa, Inc., Class A	(228)	(15,059)
Western Union Co./The	(2,160)	(43,805)
WEX, Inc.*	(113)	(12,736)
		(1,057,877)
Leisure Products — (0.2%)
Black Diamond, Inc.*	(1,154)	(10,398)
Hasbro, Inc.	(236)	(16,706)
Mattel, Inc.	(4,027)	(113,400)
		(140,504)
Life Sciences Tools & Services — (0.2%)
Affymetrix, Inc.*	(676)	(8,200)
Charles River Laboratories International, Inc.*	(524)	(36,240)
Luminex Corp.*	(1,341)	(20,812)
PAREXEL International Corp.*	(528)	(33,568)
Thermo Fisher Scientific, Inc.	(202)	(25,387)
WuXi PharmaTech Cayman, Inc. (ADR)*	(479)	(20,678)
		(144,885)
Machinery — (2.4%)
AGCO Corp.	(400)	(20,604)
Altra Industrial Motion Corp.	(1,019)	(26,871)
Caterpillar, Inc.	(1,725)	(149,868)
CIRCOR International, Inc.	(102)	(5,573)
CLARCOR, Inc.	(229)	(14,885)
Colfax Corp.*	(5,352)	(265,406)
Crane Co.	(18)	(1,100)
Deere & Co.	(627)	(56,756)
Donaldson Co., Inc.	(59)	(2,205)
Dover Corp.	(1,405)	(106,387)
Flowserve Corp.	(1,249)	(73,104)
Gorman-Rupp Co./The	(1,007)	(27,300)

See Accompanying Notes to the Consolidated Financial Statements.

93

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Machinery (continued)
IDEX Corp.	(121)	$(9,076)
Illinois Tool Works, Inc.	(788)	(73,741)
Ingersoll-Rand plc	(2,900)	(190,936)
ITT Corp.	(177)	(7,018)
Lincoln Electric Holdings, Inc.	(111)	(7,421)
Lindsay Corp.	(124)	(9,820)
Manitowoc Co., Inc./The	(2,336)	(46,089)
Middleby Corp./The*	(200)	(20,268)
Oshkosh Corp.	(1,210)	(65,146)
Pall Corp.	(619)	(60,241)
Parker-Hannifin Corp.	(2,218)	(264,741)
Pentair plc	(3,218)	(199,999)
SPX Corp.	(705)	(54,285)
Stanley Black & Decker, Inc.	(260)	(25,662)
Sun Hydraulics Corp.	(774)	(30,116)
Titan International, Inc.	(1,459)	(15,159)
Trinity Industries, Inc.	(1,386)	(37,547)
Valmont Industries, Inc.	(97)	(12,224)
Wabash National Corp.*	(516)	(7,234)
WABCO Holdings, Inc.*	(45)	(5,600)
Xylem, Inc.	(500)	(18,510)
		(1,910,892)
Marine — (0.0%)†
Kirby Corp.*	(389)	(30,548)

Media — (0.9%)
Cablevision Systems Corp., Class A	(2,209)	(44,136)
DISH Network Corp., Class A*	(256)	(17,321)
Grupo Televisa SAB (ADR)*	(376)	(13,690)
IMAX Corp.*	(813)	(30,374)
Omnicom Group, Inc.	(307)	(23,258)
Regal Entertainment Group, Class A	(754)	(16,588)
Scripps Networks Interactive, Inc., Class A	(2,937)	(205,179)
Sinclair Broadcast Group, Inc., Class A	(410)	(12,562)
Thomson Reuters Corp.	(1,116)	(45,823)
Tribune Media Co., Class A	(300)	(16,821)
Viacom, Inc., Class B	(700)	(48,615)
Walt Disney Co./The	(2,061)	(224,072)
		(698,439)
Metals & Mining — (0.8%)
Allegheny Technologies, Inc.	(1,150)	(39,088)
AM Castle & Co.*	(1,473)	(5,774)
AngloGold Ashanti Ltd. (ADR)*	(1,700)	(19,261)

	SHARES	VALUE

Metals & Mining (continued)
ArcelorMittal (NYRS)	(6,556)	$(70,084)
Barrick Gold Corp.	(1,000)	(13,020)
BHP Billiton Ltd. (ADR)	(1,445)	(74,114)
Century Aluminum Co.*	(1,203)	(15,507)
Franco-Nevada Corp.	(912)	(47,269)
Rio Tinto plc (ADR)	(3,382)	(151,480)
Royal Gold, Inc.	(391)	(25,231)
Southern Copper Corp.	(1,742)	(56,754)
Stillwater Mining Co.*	(1,188)	(15,955)
United States Steel Corp.	(41)	(985)
Vale S.A. (ADR)	(8,800)	(67,584)
		(602,106)
Multiline Retail — (0.3%)
Big Lots, Inc.	(559)	(25,473)
Dillard’s, Inc., Class A	(171)	(22,502)
Dollar Tree, Inc.*	(932)	(71,214)
Macy’s, Inc.	(1,100)	(71,093)
Target Corp.	(390)	(30,744)
		(221,026)
Multi-Utilities — (1.2%)
Alliant Energy Corp.	(300)	(18,141)
Consolidated Edison, Inc.	(503)	(30,960)
Dominion Resources, Inc.	(4,700)	(336,896)
National Grid plc (ADR)	(618)	(41,672)
NiSource, Inc.	(2,200)	(95,524)
NorthWestern Corp.	(41)	(2,136)
Public Service Enterprise Group, Inc.	(7,400)	(307,396)
SCANA Corp.	(1,071)	(56,741)
Wisconsin Energy Corp.	(2,025)	(99,468)
		(988,934)
Oil, Gas & Consumable Fuels — (3.1%)
Anadarko Petroleum Corp.	(122)	(11,480)
Antero Resources Corp.*	(100)	(4,431)
Bonanza Creek Energy, Inc.*	(700)	(19,292)
BP plc (ADR)	(1,486)	(64,136)
Cabot Oil & Gas Corp.	(2,200)	(74,404)
Cenovus Energy, Inc.	(165)	(3,105)
Cheniere Energy, Inc.*	(200)	(15,298)
Chesapeake Energy Corp.	(1,286)	(20,280)
Chevron Corp.	(100)	(11,106)
Cimarex Energy Co.	(218)	(27,119)
Clean Energy Fuels Corp.*	(3,937)	(38,858)
CNOOC Ltd. (ADR)	(2)	(342)
Concho Resources, Inc.*	(16)	(2,027)
Continental Resources, Inc.*	(1,525)	(80,261)
CVR Energy, Inc.	(263)	(10,531)

See Accompanying Notes to the Consolidated Financial Statements.

94

ARDEN ALTERNATIVE STRATEGIES II
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Oil, Gas & Consumable Fuels (continued)
Denbury Resources, Inc.	(770)	$(6,784)
Devon Energy Corp.	(1,087)	(74,144)
Ecopetrol S.A. (ADR)*	(456)	(7,807)
Enbridge, Inc.	(1,129)	(59,081)
Encana Corp.	(1,819)	(25,848)
Exxon Mobil Corp.	(683)	(59,674)
Gulfport Energy Corp.*	(2,400)	(117,456)
Hess Corp.	(139)	(10,689)
InterOil Corp.*	(72)	(3,722)
Kinder Morgan, Inc.	(7,105)	(305,160)
Laredo Petroleum, Inc.*	(6,000)	(94,800)
Matador Resources Co.*	(700)	(19,404)
Newfield Exploration Co.*	(1,889)	(74,124)
Oasis Petroleum, Inc.*	(4,297)	(77,088)
ONEOK, Inc.	(2,100)	(101,010)
Petroleo Brasileiro S.A. (ADR)*	(4,305)	(40,898)
Pioneer Natural Resources Co.	(200)	(34,556)
QEP Resources, Inc.	(1,900)	(42,750)
Range Resources Corp.	(1,883)	(119,683)
Rice Energy, Inc.*	(800)	(19,704)
Rosetta Resources, Inc.*	(3,278)	(74,837)
Ship Finance International Ltd.	(360)	(5,674)
SM Energy Co.	(800)	(46,376)
Southwestern Energy Co.*	(1,441)	(40,391)
Spectra Energy Corp.	(7,176)	(267,306)
Statoil ASA (ADR)	(2,834)	(60,166)
Targa Resources Corp.	(701)	(73,584)
Teekay Corp.	(302)	(15,012)
Tesoro Corp.	(864)	(74,157)
TransCanada Corp.	(1,393)	(64,663)
Williams Cos., Inc./The	(400)	(20,476)
YPF S.A. (ADR)	(1,266)	(38,664)
		(2,458,358)
Paper & Forest Products — (0.3%)
Deltic Timber Corp.	(865)	(55,360)
Domtar Corp.	(3,138)	(135,624)
International Paper Co.	(46)	(2,471)
KapStone Paper and Packaging Corp.	(639)	(17,860)
Louisiana-Pacific Corp.*	(3,500)	(53,340)
Wausau Paper Corp.	(1,453)	(13,542)
		(278,197)

	SHARES	VALUE

Personal Products — (0.1%)
Elizabeth Arden, Inc.*	(760)	$(10,693)
Herbalife Ltd.*	(1,772)	(73,574)
Nu Skin Enterprises, Inc., Class A	(400)	(22,620)
		(106,887)
Pharmaceuticals — (0.7%)
AbbVie, Inc.	(1,142)	(73,842)
Actavis plc*	(360)	(101,830)
Akorn, Inc.*	(1,611)	(67,082)
Bristol-Myers Squibb Co.	(200)	(12,746)
Cempra, Inc.*	(200)	(6,298)
Dr Reddy’s Laboratories Ltd. (ADR)	(177)	(9,200)
Horizon Pharma plc*	(200)	(5,624)
Impax Laboratories, Inc.*	(736)	(33,311)
Medicines Co./The*	(800)	(20,488)
Nektar Therapeutics*	(134)	(1,276)
Novartis AG (ADR)	(448)	(45,606)
Novo Nordisk A/S (ADR)	(1,067)	(60,040)
Pacira Pharmaceuticals, Inc.*	(817)	(55,948)
Pfizer, Inc.	(2,200)	(74,646)
Valeant Pharmaceuticals International, Inc.*	(77)	(16,704)
Zoetis, Inc.	(188)	(8,351)
		(592,992)
Professional Services — (0.2%)
IHS, Inc., Class A*	(400)	(50,188)
Paylocity Holding Corp.*	(475)	(13,371)
Robert Half International, Inc.	(1,333)	(73,915)
		(137,474)
Real Estate Investment Trusts (REITs) — (0.7%)
American Realty Capital Properties, Inc.	(12,000)	(108,360)
AvalonBay Communities, Inc.	(195)	(32,046)
Blackstone Mortgage Trust, Inc., Class A	(1,800)	(55,314)
Douglas Emmett, Inc.	(1,400)	(39,900)
Equity One, Inc.	(1,139)	(28,054)
Essex Property Trust, Inc.	(247)	(54,822)
Extra Space Storage, Inc.	(800)	(52,744)
Federal Realty Investment Trust	(260)	(34,754)
Pennsylvania Real Estate Investment Trust	(547)	(12,368)
Regency Centers Corp.	(789)	(49,533)

See Accompanying Notes to the Consolidated Financial Statements.

95

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CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Real Estate Investment Trusts (REITs) (continued)
Taubman Centers, Inc.	(189)	$(13,610)
Ventas, Inc.	(693)	(47,748)
Wheeler Real Estate Investment Trust, Inc.	(712)	(1,673)
		(530,926)
Real Estate Management & Development — (0.1%)
Howard Hughes Corp./The*	(200)	(29,694)
Realogy Holdings Corp.*	(599)	(28,399)
St. Joe Co./The*	(736)	(12,843)
		(70,936)
Road & Rail — (0.3%)
Avis Budget Group, Inc.*	(390)	(21,115)
Hertz Global Holdings, Inc.*	(1,300)	(27,092)
Kansas City Southern	(560)	(57,394)
Norfolk Southern Corp.	(726)	(73,217)
Union Pacific Corp.	(462)	(49,078)
YRC Worldwide, Inc.*	(1,275)	(19,890)
		(247,786)
Semiconductors & Semiconductor Equipment — (1.4%)
Advanced Micro Devices, Inc.*	(7,063)	(15,962)
Altera Corp.	(400)	(16,672)
Applied Materials, Inc.	(1,100)	(21,769)
Applied Micro Circuits Corp.*	(347)	(1,864)
ARM Holdings plc (ADR)	(1,372)	(69,958)
ASML Holding N.V. (NYRS)	(683)	(73,108)
Audience, Inc.*	(546)	(2,599)
Canadian Solar, Inc.*	(1,902)	(67,331)
Cavium, Inc.*	(569)	(36,866)
Cirrus Logic, Inc.*	(1,203)	(40,637)
Cree, Inc.*	(2,983)	(94,502)
Entegris, Inc.*	(1,949)	(25,941)
First Solar, Inc.*	(200)	(11,934)
Himax Technologies, Inc. (ADR)	(1,075)	(6,579)
Intel Corp.	(991)	(32,257)
Lam Research Corp.	(964)	(72,859)
Micron Technology, Inc.*	(2,587)	(72,772)
Silicon Laboratories, Inc.*	(441)	(22,787)
Skyworks Solutions, Inc.	(732)	(67,527)
SunEdison, Inc.*	(2,727)	(69,048)
Synaptics, Inc.*	(842)	(71,334)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	(2,998)	(73,271)
	SHARES	VALUE

Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	(1,363)	$(73,888)
Veeco Instruments, Inc.*	(59)	(1,741)
Xilinx, Inc.	(1,200)	(52,032)
		(1,095,238)
Software — (0.7%)
Activision Blizzard, Inc.	(1,288)	(29,386)
ANSYS, Inc.*	(100)	(8,584)
Autodesk, Inc.*	(100)	(5,683)
Cadence Design Systems, Inc.*	(964)	(17,978)
CDK Global, Inc.	(100)	(4,792)
Ellie Mae, Inc.*	(268)	(14,740)
FireEye, Inc.*	(3,800)	(156,940)
Interactive Intelligence Group, Inc.*	(365)	(16,053)
Manhattan Associates, Inc.*	(455)	(23,915)
Microsoft Corp.	(1,528)	(74,322)
NetSuite, Inc.*	(445)	(42,529)
Nuance Communications, Inc.*	(2,206)	(33,818)
Oracle Corp.	(1,376)	(60,021)
Red Hat, Inc.*	(100)	(7,526)
ServiceNow, Inc.*	(27)	(2,021)
Take-Two Interactive Software, Inc.*	(1,459)	(34,578)
Verint Systems, Inc.*	(333)	(20,456)
VMware, Inc., Class A*	(300)	(26,430)
Workday, Inc., Class A*	(100)	(9,121)
		(588,893)
Specialty Retail — (1.6%)
Advance Auto Parts, Inc.	(518)	(74,074)
Aeropostale, Inc.*	(1,092)	(3,374)
Asbury Automotive Group, Inc.*	(164)	(13,781)
Ascena Retail Group, Inc.*	(1,056)	(15,830)
AutoZone, Inc.*	(100)	(67,266)
Barnes & Noble, Inc.*	(339)	(7,424)
Bed Bath & Beyond, Inc.*	(980)	(69,051)
Buckle, Inc./The	(193)	(8,646)
Children’s Place, Inc./The	(28)	(1,699)
Conn’s, Inc.*	(2,322)	(64,946)
Finish Line, Inc./The, Class A	(307)	(7,531)
Foot Locker, Inc.	(2,600)	(154,570)
Gap, Inc./The	(1,819)	(72,105)
Guess?, Inc.	(2,836)	(51,927)
hhgregg, Inc.*	(3,300)	(18,876)
Home Depot, Inc./The	(1,900)	(203,262)

See Accompanying Notes to the Consolidated Financial Statements.

96

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CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

Specialty Retail (continued)
Lithia Motors, Inc., Class A	(80)	$(7,978)
Men’s Wearhouse, Inc./The	(643)	(36,387)
O’Reilly Automotive, Inc.*	(100)	(21,783)
Outerwall, Inc.	(413)	(27,436)
Pier 1 Imports, Inc.	(1,169)	(14,788)
Rent-A-Center, Inc.	(132)	(3,907)
Restoration Hardware Holdings, Inc.*	(172)	(14,821)
Ross Stores, Inc.	(731)	(72,281)
Sally Beauty Holdings, Inc.*	(987)	(30,804)
Staples, Inc.	(3,061)	(49,956)
Tile Shop Holdings, Inc.*	(248)	(3,217)
TJX Cos., Inc./The	(1,129)	(72,866)
Tractor Supply Co.	(549)	(47,247)
Williams-Sonoma, Inc.	(236)	(17,353)
		(1,255,186)
Technology Hardware, Storage & Peripherals — (0.6%)
BlackBerry Ltd.*	(3,506)	(35,621)
EMC Corp.	(2,769)	(74,514)
Hewlett-Packard Co.	(2,250)	(74,183)
NCR Corp.*	(1,673)	(45,907)
SanDisk Corp.	(55)	(3,682)
Seagate Technology plc	(1,271)	(74,633)
Stratasys Ltd.*	(3,461)	(129,614)
Violin Memory, Inc.*	(2,766)	(9,432)
Western Digital Corp.	(339)	(33,134)
		(480,720)
Textiles, Apparel & Luxury Goods — (1.1%)
Coach, Inc.	(4,000)	(152,840)
Crocs, Inc.*	(960)	(12,672)
Deckers Outdoor Corp.*	(1,456)	(107,744)
Hanesbrands, Inc.	(778)	(24,180)
Iconix Brand Group, Inc.*	(1,660)	(43,675)
lululemon athletica, Inc.*	(1,045)	(66,504)
Michael Kors Holdings Ltd.*	(1,300)	(80,418)
PVH Corp.	(190)	(19,637)
Ralph Lauren Corp.	(1,300)	(173,433)
Skechers U.S.A., Inc., Class A*	(824)	(74,094)
Under Armour, Inc., Class A*	(1,466)	(113,688)
VF Corp.	(400)	(28,972)
		(897,857)
Thrifts & Mortgage Finance — (0.1%)
Astoria Financial Corp.	(2,301)	(30,304)
BankFinancial Corp.	(414)	(5,299)
Clifton Bancorp, Inc.	(1,243)	(16,967)
	SHARES	VALUE

Thrifts & Mortgage Finance (continued)
New York Community Bancorp, Inc.	(116)	$(1,994)
People’s United Financial, Inc.	(990)	(14,959)
TrustCo Bank Corp. NY	(940)	(6,270)
		(75,793)
Tobacco — (0.1%)
Philip Morris International, Inc.	(700)	(58,429)
Trading Companies & Distributors — (0.5%)
AerCap Holdings N.V.*	(966)	(45,093)
Beacon Roofing Supply, Inc.*	(153)	(4,547)
Fastenal Co.	(2,478)	(105,612)
GATX Corp.	(106)	(5,766)
MSC Industrial Direct Co., Inc., Class A	(900)	(63,954)
United Rentals, Inc.*	(741)	(71,566)
WW Grainger, Inc.	(532)	(132,165)
		(428,703)
Water Utilities — (0.1%)
American Water Works Co., Inc.	(920)	(50,158)
Wireless Telecommunication Services — (0.1%)
America Movil SAB de CV (ADR)	(512)	(10,696)
Sprint Corp.*	(2,400)	(12,312)
Tim Participacoes S.A. (ADR)	(419)	(6,587)
Vodafone Group plc (ADR)	(461)	(16,227)
		(45,822)
TOTAL COMMON STOCKS (proceeds received $36,747,212)		(36,948,187)
EXCHANGE TRADED FUNDS — (15.4%)
Consumer Discretionary Select Sector SPDR Fund	(2,084)	(156,946)
Consumer Staples Select Sector SPDR Fund	(9,493)	(459,176)
Energy Select Sector SPDR Fund	(4,557)	(376,773)
Financial Select Sector SPDR Fund	(4,900)	(118,237)
Health Care Select Sector SPDR Fund	(3,052)	(218,767)
Industrial Select Sector SPDR Fund	(3,436)	(191,145)
iShares Nasdaq Biotechnology ETF	(365)	(121,786)

See Accompanying Notes to the Consolidated Financial Statements.

97

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CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

	SHARES	VALUE

EXCHANGE TRADED FUNDS (continued)
iShares Russell 2000 Index Fund	(12,568)	$(1,522,739)
iShares Russell 2000 Value Index Fund	(5,085)	(513,433)
Materials Select Sector SPDR Fund	(2,000)	(100,840)
SPDR S&P 500 ETF Trust	(39,192)	(8,172,316)
SPDR S&P Retail ETF	(1,010)	(97,697)
Technology Select Sector SPDR Fund	(1,300)	(55,354)
Utilities Select Sector SPDR Fund	(3,400)	(150,348)
TOTAL EXCHANGE TRADED FUNDS (proceeds received $12,059,152)		(12,255,557)

	PRINCIPAL AMOUNT

CORPORATE BONDS — (0.8%)
Beverages — (0.2%)
Coca-Cola Co./The, 3.20%, 11/1/2023	$(147,000)	$(153,161)
Diversified Financial Services — (0.3%)
Rio Oil Finance Trust Series 2014-1, 6.25%, 7/6/2024(c)	(227,000)	(225,439)
Oil, Gas & Consumable Fuels — (0.3%)
Halcon Resources Corp., 8.63%, 2/1/2020(c)	(86,000)	(89,655)
Husky Energy, Inc., 4.00%, 4/15/2024	(177,000)	(179,530)
		(269,185)
TOTAL CORPORATE BONDS (proceeds received $621,445)		(647,785)
U.S. GOVERNMENT SECURITIES — (3.1%)
U.S. Treasury Bonds 3.00%, 11/15/2044	(1,787,000)	(1,879,840)
U.S. Treasury Notes 1.38%, 4/30/2020	(597,000)	(595,321)
TOTAL U.S. GOVERNMENT SECURITIES (proceeds received $2,515,124)		(2,475,161)

	NO. OF WARRANTS	VALUE

WARRANTS — (0.0%)†
Sears Holdings Corp., expiring 12/15/2019 at $28*	(70)	$(1,662)
TOTAL WARRANTS (cost $—)		(1,662)
TOTAL SECURITIES SOLD SHORT (proceeds received $51,942,933)		(52,328,352)

	CONTRACTS

WRITTEN OPTIONS — (0.0%)†
Call Options Written — (0.0%)†
Seagate Technology plc, 5/15/2015 @ 60*	(8)	(512)
Put Options Written — (0.0%)†
Diamond Offshore Drilling, Inc., 5/15/2015 @ 25*	(9)	(108)
iShares Russell 2000 ETF, 6/5/2015 @ 115*	(57)	(5,301)
Lindsay Corp., 5/15/2015 @ 70*	(1)	(25)
SPDR S&P 500 ETF Trust, 5/15/2015 @ 201*	(71)	(3,550)
		(8,984)
TOTAL WRITTEN OPTIONS (premiums received $10,543)		(9,496)
TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD SHORT AND WRITTEN OPTIONS (cost, net of proceeds/premiums received $29,228,144) — 39.5%		31,484,576
OTHER ASSETS
LESS LIABILITIES — 60.5%		48,157,546
NET ASSETS — 100.0%		$79,642,122

*	Non-income producing security.
†	Amount represents less than 0.05%
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At April 30, 2015, the aggregate amount held in a segregated account was $35,495,696.
(b)	All or portion of these securities were on loan. The aggregate market value of such securities is $6,422,238, which was collateralized with the aggregate value of $6,510,831.

See Accompanying Notes to the Consolidated Financial Statements.

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CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be illiquid, representing a net balance of $2,666,922 or 3% of net assets at April 30, 2015.
(d)	Issuer is in default.
#	Amount represents less than one share.

Abbreviations:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certificate of Shares
NYRS	—	New York Registry Shares
PIK	—	Payment-in Kind Security
Preference Shares — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	—	Real Estate Investment Trust

As of April 30, 2015, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,644,995
Aggregate gross unrealized depreciation	(3,388,563)
Net unrealized appreciation	$2,256,432
Federal income tax cost of investments	$29,228,144

See Accompanying Notes to the Consolidated Financial Statements.

99

ARDEN ALTERNATIVE STRATEGIES II
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

Futures Contracts Long

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
CAC40 Futures Contracts	EUR	22	5/15/2015	$1,278,300	$1,238,223	$(40,077)
CBOT 10 Year U.S. Treasury Note Futures Contracts	USD	13	6/19/2015	1,676,342	1,668,875	(7,467)
CBOT Soybean Futures Contracts	USD	4	7/14/2015	194,257	195,200	943
CBOT Soybean Meal Futures Contracts	USD	7	7/14/2015	220,069	221,270	1,201
CBOT Soybean Oil Futures Contracts	USD	9	7/14/2015	172,304	170,910	(1,394)
CME NASDAQ 100 E-Mini Futures Contracts	USD	9	6/19/2015	792,427	793,485	1,058
CME New Zealand Futures Contract	USD	1	6/15/2015	75,832	75,980	148
CMX Copper Commodity Futures Contracts	USD	3	7/29/2015	207,851	216,488	8,637
CMX Gold 100 OZ Futures Contracts	USD	2	6/26/2015	240,544	236,480	(4,064)
CMX Silver Futures Contracts	USD	2	7/29/2015	164,154	161,530	(2,624)
E-Mini S&P 500 Futures Contracts	USD	8	6/19/2015	832,170	831,560	(610)
EOE Amsterdam Exchanges Index Futures Contracts	EUR	11	5/15/2015	1,242,683	1,198,328	(44,355)
EURO STOXX 50 Futures Contracts	EUR	28	6/19/2015	1,153,070	1,121,772	(31,298)
FTSE China A50 Index Futures Contracts	USD	34	5/28/2015	484,481	476,170	(8,311)
FTSE/MIB Index Futures Contract	EUR	8	6/19/2015	1,034,418	1,018,200	(16,218)
HKG Hang Seng Index Futures Contract	HKD	1	5/28/2015	94,343	93,329	(1,014)
HKG Hang Seng Index Futures Contracts	HKD	4	5/28/2015	731,488	725,239	(6,249)
LIFFE FTSE 100 Index Futures Contracts	GBP	7	6/19/2015	750,488	744,521	(5,967)
LIFFE Long Gilt Futures Contracts	GBP	7	6/26/2015	1,282,488	1,269,199	(13,289)
MSE 10 Year Canadian Bond Futures Contracts	CAD	14	6/19/2015	1,659,649	1,627,203	(32,446)
Nikkei 225 Futures Contracts	JPY	6	6/11/2015	1,008,654	980,402	(28,252)
NYM Gasoline RBOB Futures Contracts	USD	2	5/29/2015	165,560	171,788	6,228
NYM NY Harbor ULSD Futures Contract	USD	1	5/29/2015	79,664	83,181	3,517
OML Stockholm OMXS30 Index Futures Contracts	SEK	34	5/15/2015	692,471	661,061	(31,410)
Russell 2000 Mini Futures Contracts	USD	6	6/19/2015	733,907	729,840	(4,067)
						$(257,380)

See Accompanying Notes to the Consolidated Financial Statements.

100

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CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

Futures Contracts Short

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
CBOT Corn Futures Contracts	USD	21	7/14/2015	$396,448	$384,562	$11,886
CBOT Wheat Futures Contract	USD	11	7/14/2015	266,566	260,700	5,866
CME Australian Dollar Futures Contracts	USD	2	6/15/2015	151,615	157,920	(6,305)
CME British Pound Futures Contract	USD	1	6/15/2015	93,262	95,962	(2,700)
CME Canadian Dollar Futures Contracts	USD	2	6/16/2015	156,805	165,360	(8,555)
CME Euro FX Currency Futures Contracts	USD	2	6/15/2015	263,645	281,650	(18,005)
CME Japanese Yen Futures Contracts	USD	5	6/15/2015	518,165	523,625	(5,460)
DAX Index Futures Contract	EUR	1	6/19/2015	322,137	322,525	(388)
E-Mini S&P 500 Futures Contracts	USD	23	6/19/2015	2,358,996	2,390,735	(31,739)
Eurex 10 Year Euro BUND Futures Contracts	EUR	3	6/8/2015	527,626	527,852	(226)
FTSE/JSE Top 40 Index Futures Contracts	ZAR	17	6/18/2015	664,331	693,704	(29,373)
ICE Brent Crude Oil Futures Contracts	USD	2	5/14/2015	116,410	133,560	(17,150)
ICE Coffee ‘C’ Futures Contracts	USD	3	7/21/2015	156,292	154,631	1,661
ICE Low Sulphur Gas Oil Futures Contract	USD	1	6/11/2015	58,948	59,925	(977)
ICE MSCI Europe Net Total Return Index Futures Contracts	EUR	214	6/19/2015	4,978,822	4,952,375	26,447
ICE Sugar #11 (World Markets) Futures Contracts	USD	21	6/30/2015	303,192	309,994	(6,802)
NYM Natural Gas Futures Contracts	USD	8	5/27/2015	207,491	220,080	(12,589)
SFE 10 Year Commonwealth Treasury Bond Futures Contracts	AUD	8	6/15/2015	823,649	818,317	5,332
SGX MSCI Singapore Index Futures Contracts	USD	39	5/28/2015	646,236	644,007	2,229
WTI Crude Oil Futures Contracts	USD	3	5/19/2015	162,121	178,890	(16,769)
						$(103,617)

See Accompanying Notes to the Consolidated Financial Statements.

101

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CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

Cash collateral in the amount of $1,626,645 was pledged to cover margin requirements for open futures contracts as of April 30, 2015.

Long Total Return Swap Contracts

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Reference Quantity	Market Value
Morgan Stanley	DIRECTV	1/17/2050	USD	5,202	$18,653
Morgan Stanley	Laboratory Corp of America Holdings	1/17/2050	USD	229	2,387
Morgan Stanley	SABMiller plc	1/17/2050	GBP	4,210	(11,413)
Morgan Stanley	Smith & Nephew plc	1/17/2050	GBP	8,716	(3,897)
					$5,730

Short Total Return Swap Contracts

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Reference Quantity	Market Value
Morgan Stanley	AT&T, Inc.	1/17/2050	USD	9,909	$(11,596)
Morgan Stanley	iShares Russell 2000 ETF	1/17/2050	USD	4,618	25,536
Morgan Stanley	iShares U.S. Real Estate ETF	1/17/2050	USD	8,405	22,899
					$36,839

Synthetic Futures

Total Return Swaps on Equity Index Futures

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	BMF Ibovespa Futures Contracts	6/17/2015	BRL	(550,197)	$(16,059)
Morgan Stanley	FTX Taiwan Stock Exchange Index Futures Contracts	5/20/2015	TWD	(717,822)	8,314
Morgan Stanley	KFE KOSPI 200 Futures Contracts	6//11/2015	KRW	(729,124)	(21,712)
					$(29,457)

Credit Default Swap Contracts on Corporate Bonds — Buy Protection

Counterparty	Reference Entity	Fixed Annual Rate Paid By AAS II	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value
JPMorgan Chase Bank	Chesapeake Energy Corp.	5.00%	USD	154,000	$(8,866)	6/22/2020	$(7,591)
JPMorgan Chase Bank	Valero Energy Corp.	1.00%	USD	184,000	3,161	12/20/2019	(1,287)
					$(5,705)		$(8,878)

See Accompanying Notes to the Consolidated Financial Statements.

102

ARDEN ALTERNATIVE STRATEGIES II
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

Credit Default Swap Contracts on Corporate Bonds — Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received By AAS II	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value	Credit Spread
JPMorgan Chase Bank	Alcatel-Lucent	5.00%	EUR	167,000	$17,229	6/20/2019	$32,605	0.90%
JPMorgan Chase Bank	Beazer Homes U.S.A., Inc.	5.00%	USD	143,000	5,348	6/22/2020	4,060	4.50%
JPMorgan Chase Bank	Boyd Gaming Corp.	5.00%	USD	145,000	6,582	3/20/2018	15,504	1.43%
JPMorgan Chase Bank	iHeart Communications, Inc.	5.00%	USD	408,000	(712)	12/21/2015	4,510	4.12%
JPMorgan Chase Bank	International Lease Finance Corp.	5.00%	USD	70,000	7,627	9/20/2019	10,661	1.45%
JPMorgan Chase Bank	K. Hovnanian Enterprises, Inc.	5.00%	USD	256,000	(12,463)	6/20/2020	(13,672)	6.37%
JPMorgan Chase Bank	K. Hovnanian Enterprises, Inc.	5.00%	USD	210,000	(7,167)	12/20/2019	(7,233)	6.00%
JPMorgan Chase Bank	Peabody Energy Corp.	5.00%	USD	16,000	(4,093)	6/22/2020	(5,730)	17.60%
JPMorgan Chase Bank	Peabody Energy Corp.	5.00%	USD	115,000	(24,436)	3/20/2020	(39,981)	17.38%
JPMorgan Chase Bank	Wind Acquisition Finance S.A.	5.00%	EUR	422,000	45,253	6/20/2019	57,181	2.11%
JPMorgan Chase Bank	Wind Acquisition Finance S.A.	5.00%	EUR	163,000	17,388	3/20/2019	21,571	2.02%
					$50,556		$79,476

See Accompanying Notes to the Consolidated Financial Statements.

103

ARDEN ALTERNATIVE STRATEGIES II
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

Contracts for Differences — Long Equity Positions

Counterparty	Reference Entity	Shares	Net Unrealized Appreciation/ (Depreciation)
	Ireland
JPMorgan Chase Bank	Shire plc	770	$(1,773)
JPMorgan Chase Bank	Smurfit Kappa Group plc	2,281	(3,331)
			(5,104)
	United Kingdom
JPMorgan Chase Bank	Ashtead Group plc	3,698	(1,263)
JPMorgan Chase Bank	Aviva plc	10,057	(866)
JPMorgan Chase Bank	Barratt Developments plc	7,292	(1,030)
JPMorgan Chase Bank	BG Group plc	1,869	(129)
JPMorgan Chase Bank	British American Tobacco plc	909	(836)
JPMorgan Chase Bank	BT Group plc	12,869	544
JPMorgan Chase Bank	Compass Group plc	3,213	(986)
JPMorgan Chase Bank	easyJet plc	1,509	(23)
JPMorgan Chase Bank	Imperial Tobacco Group plc	1,106	(1,120)
JPMorgan Chase Bank	ITV plc	14,597	(885)
JPMorgan Chase Bank	Land Securities Group plc	2,169	(1,099)
JPMorgan Chase Bank	Legal & General Group plc	7,206	(1,178)
JPMorgan Chase Bank	Next plc	487	1,420
JPMorgan Chase Bank	Persimmon plc	1,804	(443)
JPMorgan Chase Bank	Prudential plc	3,582	(121)
JPMorgan Chase Bank	Reckitt Benckiser Group plc	903	(485)
JPMorgan Chase Bank	Reed Elsevier plc	1,817	(893)
JPMorgan Chase Bank	Rio Tinto plc	1,665	281
JPMorgan Chase Bank	Shawbrook Group plc	1,449	156
JPMorgan Chase Bank	Taylor Wimpey plc	21,977	2,716
JPMorgan Chase Bank	Wizz Air Holdings plc	1,958	(1,052)
			(7,292)
Total Contracts for Differences			$(12,396)

See Accompanying Notes to the Consolidated Financial Statements.

104

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2015 (Unaudited)

Forward Foreign Currency Contracts

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
CHF vs. EUR, expiring 5/6/2015	Citibank N.A.	41,026	39,615	$43,978	$44,483	$(505)
CHF vs. USD, expiring 6/3/2015	Barclays plc	294,232	308,535	315,716	308,535	7,181
CHF vs. USD, expiring 5/6/2015	Citibank N.A.	299,566	308,716	321,114	308,716	12,398
DKK vs. USD, expiring 5/6/2015	Royal Bank of Canada	168,079	24,526	25,279	24,526	753
EUR vs. CHF, expiring 5/6/2015	Barclays plc	44,479	46,361	49,944	49,695	249
EUR vs. GBP, expiring 5/6/2015	Barclays plc	60,866	44,155	68,345	67,778	567
EUR vs. USD, expiring 5/6/2015	Barclays plc	382,000	420,085	428,939	420,085	8,854
EUR vs. USD, expiring 5/6/2015	Credit Suisse International	70,562	75,773	79,232	75,773	3,459
EUR vs. USD, expiring 6/17/2015	JPMorgan Chase Bank	68,000	74,743	76,398	74,743	1,655
EUR vs. USD, expiring 5/6-6/3/2015	UBS AG	43,373	48,149	48,715	48,149	566
EUR vs. USD, expiring 5/6/2015	Westpac Banking Corp.	272,500	293,294	305,984	293,294	12,690
GBP vs. EUR, expiring 6/3/2015	Barclays plc	56,792	79,507	87,157	89,310	(2,153)
GBP vs. EUR, expiring 5/6/2015	Citibank N.A.	101,565	142,425	155,901	159,926	(4,025)
GBP vs. USD, expiring 6/3/2015	Goldman Sachs & Co.	930,068	1,436,162	1,427,342	1,436,162	(8,820)
GBP vs. USD, expiring 6/17/2015	JPMorgan Chase Bank	15,000	23,045	23,018	23,045	(27)
GBP vs. USD, expiring 6/17/2015	JPMorgan Chase Bank	90,000	131,805	138,106	131,805	6,301
GBP vs. USD, expiring 5/6/2015	Royal Bank of Canada	940,972	1,391,228	1,444,369	1,391,228	53,141
NOK vs. USD, expiring 5/6/2015	Barclays plc	290,000	37,066	38,512	37,066	1,446
NOK vs. USD, expiring 5/6/2015	Toronto-Dominion Bank./The	67,398	8,648	8,950	8,648	302
NOK vs. USD, expiring 5/6-6/3/2015	Westpac Banking Corp.	214,213	27,808	28,427	27,808	619
SEK vs. USD, expiring 5/6-6/3/2015	Barclays plc	566,260	67,201	67,984	67,201	783

See Accompanying Notes to the Consolidated Financial Statements.

105

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2015 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
SEK vs. USD, expiring 5/6/2015	Royal Bank of Canada	559,494	64,681	$67,142	$64,681	$2,461
SEK vs. USD, expiring 6/3/2015	State Street Bank & Trust	385,960	44,721	46,343	44,721	1,622
USD vs. CHF, expiring 6/17/2015	JPMorgan Chase Bank	687,960	689,285	687,960	740,043	(52,083)
USD vs. DKK, expiring 5/6/2015	Barclays plc	58,132	402,335	58,132	60,512	(2,380)
USD vs. DKK, expiring 5/6/2015	BNP Paribas S.A.	177,301	1,217,759	177,301	183,153	(5,852)
USD vs. DKK, expiring 5/6-6/3/2015	Westpac Banking Corp.	284,621	1,933,428	284,621	291,086	(6,465)
USD vs. EUR, expiring 5/6/2015	Barclays plc	5,728,148	5,332,309	5,728,148	5,987,527	(259,379)
USD vs. EUR, expiring 5/6/2015	BNP Paribas S.A.	91,979	86,948	91,979	97,632	(5,653)
USD vs. EUR, expiring 5/6/2015	Citibank N.A.	32,741	30,654	32,741	34,421	(1,680)
USD vs. EUR, expiring 6/3/2015	Credit Suisse International	85,006	78,000	85,006	87,617	(2,611)
USD vs. EUR, expiring 5/6/2015	Deutsche Bank AG	70,360	65,459	70,360	73,503	(3,143)
USD vs. EUR, expiring 6/17/2015	JPMorgan Chase Bank	1,151,217	1,083,303	1,151,217	1,217,101	(65,884)
USD vs. EUR, expiring 5/6/2015	Royal Bank of Canada	39,923	37,039	39,923	41,589	(1,666)
USD vs. EUR, expiring 6/3/2015	State Street Bank & Trust	42,858	39,434	42,858	44,296	(1,438)
USD vs. EUR, expiring 5/6-6/3/2015	Westpac Banking Corp.	5,862,551	5,327,424	5,862,551	5,984,177	(121,626)
USD vs. GBP, expiring 5/6/2015	Barclays plc	72,268	48,421	72,268	74,324	(2,056)
USD vs. GBP, expiring 5/6/2015	Credit Suisse International	29,494	19,894	29,494	30,537	(1,043)
USD vs. GBP, expiring 6/17/2015	JPMorgan Chase Bank	193,910	129,753	193,910	199,108	(5,198)
USD vs. NOK, expiring 5/6/2015	BNP Paribas S.A.	26,434	211,184	26,434	28,045	(1,611)
USD vs. SEK, expiring 5/6/2015	Westpac Banking Corp.	26,178	227,500	26,178	27,301	(1,123)
						$(441,374)

See Accompanying Notes to the Consolidated Financial Statements.

106

ARDEN ALTERNATIVE STRATEGIES II
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2015 (Unaudited)

Cash collateral in the amount of $1,070,152 was pledged for total return, credit default swaps, contracts for differences and forward foreign currency contracts as of April 30, 2015.

Currency Abbreviations:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
KRW	—	Korea Republic Won
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
TWD	—	New Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Written Options:

Options written through the period ended April 30, 2015 were as follows:

	Number of Contracts	Premiums Received
Options outstanding – November 1, 2014	248	$24,164
Options written	1,228	189,716
Options terminated in closing purchase transactions	(1,148)	(193,703)
Options expired	(182)	(9,634)
Options outstanding – April 30, 2015	146	$10,543

See Accompanying Notes to the Consolidated Financial Statements.

107

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2015 (Unaudited)

Arden Alternative Strategies II invested, as a percentage of net assets, in the following countries as of April 30, 2015:

Argentina	0.1%
Australia	(0.1)
Austria	0.0 †
Bahamas	0.0 †
Belgium	0.8
Bermuda	1.0
Brazil	(0.3)
Canada	0.4
Chile	0.0 †
China	0.0 †
Colombia	0.0 †
Cyprus	0.1
Denmark	0.4
Finland	0.1
France	1.4
Germany	1.1
Greece	0.1
Hong Kong	(0.1)
India	(0.1)
Ireland	1.9
Israel	0.4
Italy	0.2
Japan	0.0 †
Jersey	0.0 †
Luxembourg	0.3
Mexico	(0.3)
Netherlands	2.1
Norway	(0.1)
Panama	(0.2)
Peru	0.1
Singapore	0.1
South Africa	0.0 †
South Korea	0.0 †
Spain	0.1
Sweden	(0.2)
Switzerland	0.9
Taiwan	(0.1)
United Kingdom	0.8
United States	28.6
Other ‡	60.5
100.0%

†	Amount represents less than 0.05%
‡	Includes any non investments in securities and net other assets (liabilities).

See Accompanying Notes to the Consolidated Financial Statements.

108

ARDEN INVESTMENT SERIES TRUST

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2015 (Unaudited)

		Arden
	Arden Alternative	Alternative
	Strategies Fund	Strategies II
Assets
Investments in securities, at value (Cost $1,144,722,645 and 81,181,620 respectively)*	$1,151,006,582	$83,822,424
Cash	37,311,931	6,743,492
Foreign cash (Cost $1,534,854 and $263,499, respectively)	1,763,068	270,619
Due from brokers	32,541,400	1,070,152
Segregated cash balance with broker for futures contracts	19,318,757	1,626,645
Segregated cash balance with broker for securities sold short	742,758,181	42,790,853
Due from custodian	275,534	26,868
Swap agreements, at value (Net upfront premium paid $1,340,664 and 98,715, respectively)	2,101,394	228,998
Unrealized appreciation on forward foreign currency contracts	2,983,457	115,047
Receivables:
Securities sold	198,121,564	13,206,407
Variation margin on centrally cleared swap contracts	9,642,369	—
Dividends and interest	2,402,603	184,798
Receivable for capital shares issued	903,898	2,560,801
Variation margin on futures contracts	353,720	367,123
Reclaims	93,238	5,300
Prepaid expenses	3,192	14,319
Total Assets	2,201,580,888	153,033,846

Liabilities
Securities sold short, at value (Proceeds received $762,787,709 and 51,942,933, respectively)	766,082,026	52,328,352
Written options and swaptions, at value (Premium received $107,724 and 10,543, respectively)	363,738	9,496
Swap agreements, at value (Net upfront premium received $2,700,645 and $53,864, respectively )	4,671,028	157,684
Unrealized depreciation on forward foreign currency contracts	7,839,374	556,421
Payables:
Securities purchased	195,721,359	13,269,520
Collateral received on securities loaned	233,805,543	6,510,831
Capital shares redeemed	384,671	138,816
Advisory fees (Note 5)	1,286,405	115,681
Trustees fees (Note 7)	9,877	9,876
Distribution fees	—	737
Dividends and interest on securities sold short	757,923	66,655
Accrued expenses and other liabilities	995,731	227,655
Total Liabilities	1,211,917,675	73,391,724
Net Assets	$989,663,213	$79,642,122

See Accompanying Notes to the Consolidated Financial Statements.

109

ARDEN INVESTMENT SERIES TRUST

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Continued)

APRIL 30, 2015 (Unaudited)

		Arden
	Arden Alternative	Alternative
	Strategies Fund	Strategies II
Net Assets Consist of:
Paid-in capital	$1,027,803,733	$81,727,230
Accumulated undistributed net investment income (loss)	(9,710,110)	(774,005)
Accumulated undistributed net realized gain (loss)	(25,405,302)	(2,913,223)
Net unrealized appreciation (depreciation) on:
Investments	6,283,937	2,640,804
Futures contracts	(3,075,098)	(360,997)
Written options	(256,014)	1,047
Securities sold short	(3,294,317)	(385,419)
Swap agreements	794,809	26,463
Translation of assets and liabilities denominated in foreign currencies	1,377,492	121,596
Forward foreign currency contracts	(4,855,917)	(441,374)
Net Assets	$989,663,213	$79,642,122
Net Assets, Class I	$989,663,213	$76,448,616
Net Assets, Class Advisor	—	$3,193,506
Shares Outstanding, Class I	101,617,060	7,821,601
Shares Outstanding, Class Advisor	—	327,662
Net Asset Value, Class I	$9.74	$9.77
Net Asset Value, Class Advisor	—	$9.75

*	Includes $226,572,556 and $6,422,238, respectively, of investments in securities on loan.

See Accompanying Notes to the Consolidated Financial Statements.

110

ARDEN INVESTMENT SERIES TRUST

CONSOLIDATED STATEMENT OF OPERATIONS

APRIL 30, 2015 (Unaudited)

	Arden Alternative	Arden Alternative
	Strategies Fund	Strategies II
INVESTMENT INCOME
Dividend income (net of foreign withholding taxes $65,203 and $9,467, respectively)	$6,879,408	$561,345
Interest income	3,660,792	208,881
Securities lending income	1,147,915	42,062
Total Investment Income	11,688,115	812,288
EXPENSES
Investment management fees (Note 5)	9,612,937	690,629
Dividends on securities sold short	6,694,535	454,770
Financing fees on securities sold short	3,217,669	196,329
Interest on securities sold short	880,222	81,734
Administration fees (Note 6)	560,356	157,694
Transfer agent fees (Note 6)	552,573	48,709
Custody fees (Note 6)	331,606	161,990
Professional fees	265,891	193,399
Other fees	222,084	36,327
Printing and Shareholder reports	138,749	13,225
Trustees fees (Note 7)	14,876	14,876
Distribution fees — Advisor class	—	3,068
Total Expenses	22,491,498	2,052,750
Less: waivers and/or reimbursements by Adviser (Note 5)	(1,302,949)	(574,044)
Total Net Expenses	21,188,549	1,478,706
Net Investment Income (Loss)	(9,500,434)	(666,418)
NET REALIZED GAIN (LOSS) ON:
Investments in securities	62,586,837	3,119,163
Futures contracts	4,424,538	(153,787)
Forward foreign currency exchange contracts	8,624,134	376,508
Foreign currency transactions	(2,707,428)	(37,856)
Written options and swaptions	653,881	50,449
Securities sold short	(38,386,810)	(2,937,289)
Swap agreements	4,078,402	(110,301)
Net Realized Gain (Loss)	39,273,554	306,887
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	(12,526,159)	681,739
Futures contracts	(1,860,482)	(346,542)
Written options and swaptions	(415,925)	(6,825)
Securities sold short	16,216,042	934,675
Swap agreements	(2,450,881)	121,985
Translation of assets and liabilities denominated in foreign currencies	1,663,928	135,203
Forward foreign currency contracts	(6,079,374)	(496,522)
Net Change in Unrealized Appreciation (Depreciation)	(5,452,851)	1,023,713
Net Realized and Change in Unrealized Gain	33,820,703	1,330,600
Net Increase in Net Assets Resulting from Operations	$24,320,269	$664,182

See Accompanying Notes to the Consolidated Financial Statements.

111

ARDEN INVESTMENT SERIES TRUST

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	Arden Alternative
	Strategies Fund
	Six Months Ended April 30,	Year Ended
	2015	October 31,
	(Unaudited)	2014
OPERATIONS
Net investment income (loss)	$(9,500,434)	$(12,323,873)
Net realized gain (loss)	39,273,554	44,762,007
Net unrealized appreciation (depreciation)	(5,452,851)	(26,131,831)
Net Increase (Decrease) in Net Assets Resulting from Operations	24,320,269	6,306,303
DISTRIBUTIONS
Class I
Net realized gain	(71,695,701)	(33,995,013)
Total Distributions	(71,695,701)	(33,995,013)
CAPITAL TRANSACTIONS
Class I
Proceeds from shares issued	85,283,250	250,886,050
Cost of shares redeemed	(295,148,842)	(116,281,380)
Reinvestments	71,694,047	33,995,013
Net Increase (Decrease) from Capital Transactions	(138,171,545)	168,599,683
Total Increase (Decrease) in Net Assets	(185,546,977)	140,910,973
NET ASSETS
Beginning of period	1,175,210,190	1,034,299,217
End of Period	$989,663,213	$1,175,210,190
Accumulated undistributed net investment income (loss) included in end of period net assets	$(9,710,110)	$(209,676)
SHARE TRANSACTIONS
Class I
Beginning of period	114,837,803	98,617,754
Shares issued.	8,598,110	24,105,064
Shares redeemed	(29,302,574)	(11,182,300)
Shares reinvested	7,483,721	3,297,285
Shares Outstanding, End of Period	101,617,060	114,837,803

See Accompanying Notes to the Consolidated Financial Statements.

112

ARDEN INVESTMENT SERIES TRUST

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (Continued)

	Arden Alternative
	Strategies II
		For the period
	Six Months	February 3
	Ended April 30,	2014* –
	2015	October 31,
	(Unaudited)	2014
OPERATIONS
Net investment income (loss)	$(666,418)	$(514,999)
Net realized gain (loss)	306,887	(328,655)
Net unrealized appreciation (depreciation)	1,023,713	578,407
Net Increase (Decrease) in Net Assets Resulting from Operations	664,182	(265,247)
DISTRIBUTIONS
Class I
Net realized gain	(2,442,946)	—
Class Advisor
Net realized gain	(76,202)	—
Total Distributions	(2,519,148)	—
CAPITAL TRANSACTIONS
Class I
Proceeds from shares issued	19,990,492	70,405,989
Cost of shares redeemed	(9,310,140)	(5,110,788)
Reinvestments	2,442,946	—
Net Increase (Decrease) from Capital Transactions	13,123,298	65,295,201
Class Advisor
Proceeds from shares issued	2,434,531	5,488,100
Cost of shares redeemed	(1,382,543)	(3,265,216)
Reinvestments	68,964	—
Net Increase (Decrease) from Capital Transactions	1,120,952	2,222,884
Total Increase (Decrease) in Net Assets	12,389,284	67,252,838
NET ASSETS
Beginning of period	67,252,838	—
End of Period	$79,642,122	$67,252,838
Accumulated undistributed net investment income (loss) included in end of period net assets	$(774,005)	$(107,587)
SHARE TRANSACTIONS
Class I
Beginning of period	6,480,053	—
Shares issued	2,028,752	6,981,633
Shares redeemed	(937,762)	(501,580)
Shares reinvested	250,558	—
Shares Outstanding, End of Period	7,821,601	6,480,053
Class Advisor
Beginning of period	215,647	—
Shares issued	244,717	536,015
Shares redeemed	(139,790)	(320,368)
Shares reinvested	7,088	—
Shares Outstanding, End of Period	327,662	215,647

*	Commencement of investment operations.

See Accompanying Notes to the Consolidated Financial Statements.

113

ARDEN INVESTMENT SERIES TRUST

CONSOLIDATED FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGH THE PERIOD

	PER SHARE OPERATING PERFORMANCE
	Investment Operations				Distributions

	Net asset	Net	Net realized
	value,	investment	and	Total	Net
	beginning of	income	unrealized	investment	realized
	period	(loss)(1)	gain (loss)	operations	gains
Arden Alternative Strategies Fund
Class I
For the six months ended 04/30/15 (unaudited)	$10.23	$(0.09)	$0.32	$0.23	$(0.72)
Year ended October 31, 2014	10.49	(0.11)	0.19	0.08	(0.34)
For the period 11/27/12* — 10/31/13	10.00	(0.15)	0.64	0.49	—
Arden Alternative Strategies II
Class I
For the six months ended 04/30/15 (unaudited)	10.04	(0.09)	0.19	0.10	(0.37)
For the period 02/03/14* — 10/31/14	10.00	(0.10)	0.14	0.04	—
Advisor Class
For the six months ended 04/30/15 (unaudited)	10.03	(0.10)	0.19	0.09	(0.37)
For the period 02/03/14* — 10/31/14	10.00	(0.11)	0.14	0.03	—

*	Commencement of investment operations.
(1)	Net investment income (loss) per share is based on average shares outstanding.
(2)	Annualized for periods less than one year.
(3)	Not annualized for periods less than one year.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

See Accompanying Notes to the Consolidated Financial Statements.

114

	RATIOS/SUPPLEMENTAL DATA
	Ratios to Average Net Assets of(2)				Total Return(3)
	Expenses	Expenses	Expenses
	before waivers	after waivers	after waivers
	and after	and after	and before			Portfolio
	expenses	expenses	expenses			turnover
Net asset	related to	related to	related to	Net		rate	Ending net
value, end	securities	securities	securities	investment	Net Asset	(excluding	assets
of period	sold short	sold short	sold short	income (loss)	Value(4)	short sales)(3)	(thousands)

$9.74	4.31%	4.06%	1.99%	(1.82)%	2.35%	294%	$ 989,663
10.23	3.80%	3.66%	2.09%	(1.09)%	0.73%	460%	1,175,210
10.49	3.28%	3.28%	2.43%	(1.59)%	4.90%	404%	1,034,299

9.77	5.49%	3.95%	1.99%	(1.78)%	1.09%	224%	76,449
10.04	6.40%	3.63%	1.99%	(1.26)%	0.40%	251%	65,091

9.75	5.74%	4.20%	2.24%	(2.03)%	0.89%	224%	3,194
10.03	6.65%	3.88%	2.24%	(1.51)%	0.30%	251%	2,162

See Accompanying Notes to the Consolidated Financial Statements.

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NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
APRIL 30, 2015 (Unaudited)

1.	Organization

Arden Investment Series Trust (the “Trust”), a Delaware statutory trust, was formed on April 11, 2012 and has authorized capital of unlimited shares of beneficial interest. The Trust is authorized to have multiple series, as amended, (each a “Series”) and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of three series, the Arden Alternative Strategies Fund (“AASF”) and Arden Alternative Strategies II (“AAS II”) (AASF together with AAS II the “Funds” and each individually, a “Fund”) as well as Arden Alternative Strategies VIT (“AASV”), which is registered with the Securities and Exchange Commission but has not commenced operations as of April 30, 2015.

The Trust had no operations from November 12, 2012 (initial seeding date) until AASF’s commencement of operations on November 27, 2012 other than matters relating to its registration and the sale and issuance of 23,000 shares of beneficial interest in AASF to its investment adviser, Arden Asset Management LLC (the “Adviser”), at a net asset value of $10 per share. AAS II commenced operations on February 3, 2014. Each Fund’s investment objective is to achieve capital appreciation. In pursuing each Fund’s objective, the Adviser seeks to enable each Fund to achieve a low beta to the major equity and fixed income markets, through the allocation of the assets of each Fund among a number of sub-advisers (the “Sub-Advisers”) that employ a variety of alternative investment strategies.

Basis for Consolidation:

AASF Offshore Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on October 24, 2012 and is a wholly-owned subsidiary of AASF. The Subsidiary acts as an investment vehicle for AASF to enable AASF to gain exposure to certain types of commodity-linked derivative instruments. AASF is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of November 30, 2012, and it is intended that AASF will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. AASF’s policy is to consolidate entities where it is the sole or principal owner of the equity of such entity. All inter-fund balances and transactions have been eliminated in consolidation. The accompanying financial statements reflect the financial position and the results of operations on a consolidated basis for AASF and the Subsidiary.

AAS II Offshore Fund, Ltd. (the “Subsidiary II”) (formerly known as the Arden Alternative C, Ltd. and later renamed as the AAS II Offshore Fund, Ltd. on November 11, 2014), a Cayman Islands exempted company, was incorporated on April 17, 2012 and is a wholly-owned subsidiary of AAS II. The Subsidiary II acts as an investment vehicle for AAS II to enable AAS II to gain exposure to certain types of commodity-linked derivative instruments. AAS II is the sole shareholder of the Subsidiary II pursuant to a subscription agreement dated as of January 6, 2015, and it is intended that AAS II will remain the sole shareholder and will continue to control the Subsidiary II. Under the Articles of Association of the Subsidiary II, shares issued by the Subsidiary II confer upon a shareholder the right to vote at general meetings of the Subsidiary II and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary II. AAS II’s policy is to consolidate entities where it is the sole or principal owner of the equity of such entity. All inter-fund balances and transactions have been eliminated in consolidation. The accompanying financial statements reflect the financial position and the results of operations on a consolidated basis for AAS II and the Subsidiary II.

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NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Continued)
APRIL 30, 2015 (Unaudited)

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their consolidated financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds apply Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could materially differ from those estimates.

Investment Valuation:

The net asset value (“NAV”) of each Fund’s shares are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each day that the NYSE is open for business (the “Valuation Time”). To calculate the NAV, the Funds’ assets are valued and totaled, liabilities are valued and subtracted, and the balance is divided by the number of shares outstanding.

Investments in securities listed on the Nasdaq National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”). If no NOCP is available, the security will be valued at the last sale price on the NASDAQ prior to the calculation of the NAV of each Fund. If no sale is shown on the NASDAQ, the last available bid (long positions) or ask (short positions) price will be used. If no sale is shown and no bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the Trust’s Fair Valuation Procedures (“Fair Valuation Procedures”) set forth herein. U.S. exchange traded securities, other than NASDAQ securities, are valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities held short, as reported by such exchange. Other securities for which market quotations are readily available will be valued at their bid prices in the case of securities held long, or ask prices in the case of securities held short, as obtained from one or more broker-dealers making markets for such securities. Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used. If it is determined that the prior day’s price no longer reflects the fair value of the option, the value will be determined by the Pricing Committee (“Pricing Committee”) in accordance with the Fair Valuation Procedures. Futures contracts are valued using the last sales prices as reported by the exchange with the highest reported daily volume for such futures contracts or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported.

The Funds may also fair value securities that trade in a foreign market if events or market fluctuations that appear likely to affect the value of those securities occur between the time the foreign market closes and the time the NYSE closes. Generally, significant events may include: (1) corporate actions or announcements that affect a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts that affect a country or region, or (4) significant domestic or foreign market fluctuations. To address this issue, the Board of Trustees (the “Board”) has approved procedures that implement fair valuations of foreign equity securities (excluding Canadian, Mexican and American Depositary Receipts (“ADR”) securities priced on a domestic exchange) as a result of movements in U.S. markets (following the close of various foreign markets) that, on any given

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NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Continued)
APRIL 30, 2015 (Unaudited)

2.	Summary of Significant Accounting Policies (Continued)

day, exceed certain triggers or thresholds approved by the Board. One or more third-party fair valuation pricing services has been retained to assist in the Trust’s fair valuation process for foreign securities. The Funds will also fair value foreign securities on days when a particular foreign securities principal exchange is closed, but the Funds are open. The effect of using fair value pricing is that a portfolio security will be priced based on the subjective judgment of the Pricing Committee, operating under procedures approved by the Board (including using an adjustment factor provided by a third-party pricing service), instead of being priced using valuations from an independent pricing service. Fair value pricing can help to protect the Funds by reducing arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing will completely prevent dilution of a Fund’s NAV by such traders. At April 30, 2015, no such adjustments had been made.

Debt securities will generally be valued by a third party pricing service which employs different techniques to determine valuations for normal institutional size trading units. The valuation techniques may take into account various factors, including, without limitation: bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). The reasonableness of valuations provided by any third party pricing service will be reviewed periodically by the Board. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, which approximates market value, so long as such valuation is determined by the Board to represent fair value.

Investments in exchange traded funds (“ETFs”) are valued at their last sale prices as reported on the exchange determined to be the primary market for such investments. If no sales of those investments are reported on a particular day, the investments will be determined by the managers of the ETFs (“Managers”) in accordance with the ETFs’ valuation policies and as reported by the Managers. As a general matter, the fair value of a Fund’s interest in an ETF will represent the amount that the Fund could reasonably expect to receive from the ETF if the Fund’s interest were redeemed, which could differ from the ETF’s market price. A Fund may not be able to verify valuation information given to the Fund or publicly disseminated by the Managers. In the unlikely event that an ETF does not report a value to a Fund on a timely basis, the Fund would determine the fair value of its interest in that ETF based on all relevant circumstances which may include the most recent value reported by the ETF, as well as any other relevant information available at the time the Fund values its assets.

Investments in master limited partnerships are valued at closing price on an exchange where such investments are traded. Mutual funds are valued at the daily closing NAV each business day. Other securities, not referenced above, for which market quotations are readily available will be valued at their bid/ask prices as obtained from one or more broker-dealers making markets for those securities.

Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates, which will be supplied by a third party pricing service. Swap agreements are valued utilizing quotes received daily by the Funds from third party pricing services or through broker-dealers, and are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

In certain instances, such as when market quotations are not readily available, securities and other assets will be valued at fair value (“Fair Value Asset”) in accordance with the Trust’s pricing policy and procedures approved by the Board. The Board has delegated to the Pricing Committee the day-to-day responsibilities for determining the values of the Funds’ investments as of any day on which the Funds’ NAVs are determined. When determining the price for Fair Value Assets, the Pricing Committee seeks to determine the price that the Funds might reasonably expect to receive from the current sale of that asset or settlement of that liability in an arm’s-length transaction. Fair value determinations shall be based upon various factors that the Adviser and/or Sub-Advisers deem relevant and consistent with the

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NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Continued)
APRIL 30, 2015 (Unaudited)

2.	Summary of Significant Accounting Policies (Continued)

principles of fair value measurement. These factors include but are not limited to: (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) observations or market activity by the customary market participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as interest rates, volatilities, credit risks, and other news events. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Pricing Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is reviewed by the Board.

All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a third party pricing service. On occasion, the values of securities and exchange rates may be affected by significant events occurring between the time that determination of such values or exchange rates are made and the time that the net asset value is determined. When such significant events materially affect the values of securities held by a Fund or its liabilities, these securities and liabilities may be valued at fair value as determined in good faith by, or under the supervision of, the Board. For purposes of calculating the U.S. dollar equivalent value of a non U.S. dollar denominated obligations, foreign currency amounts are translated into U.S. dollars on the following basis: (1) market value of investment securities and other assets and liabilities - at the exchange rates prevailing as of the close of business on the NYSE; and (2) purchases and sales of investment securities and income and expenses - at the rates of exchange prevailing on the respective dates of such transactions. Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of investments held or sold during the period. Such gains and losses are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized gains or losses on disposition of foreign currencies and currency gains and losses realized between trade and settlement dates on investment transactions. Net unrealized appreciation or deprecation of assets and liabilities, other than investments, attributable to foreign currency fluctuations are recorded as unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies in the Consolidated Statements of Operations.

Various inputs are used in determining the fair value of the Funds’ investments. These inputs are summarized in three levels listed below:

•	Level 1 —	Quoted prices in active markets for identical assets or liabilities on the measurement date.

•	Level 2 —	Other significant observable inputs (including quoted prices for similar assets or liabilities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 —	Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities may be valued at amortized cost which approximates fair market value. Generally, amortized cost approximates the current fair market value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

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NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Continued)
APRIL 30, 2015 (Unaudited)

2.	Summary of Significant Accounting Policies (Continued)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time each Fund’s NAV is computed and that may materially affect the value of each Fund’s investments). The valuation of financial instruments held by the Funds are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc).

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy otherwise a Level 3 fair value classification is appropriate.

The following is a summary of the valuations at April 30, 2015 for each Fund based upon the three levels previously defined. The Funds disclose significant transfers between levels based on valuations at the end of the reporting period. All transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their fair value. Transfers between Level 1 and Level 2 are included in a summary of the valuations below. At April 30, 2015, there were no Level 3 investments held.

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NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Continued)
APRIL 30, 2015 (Unaudited)

2.	Summary of Significant Accounting Policies (Continued)

Arden Alternative Strategies Fund

Assets	Level 1	Level 2		Total
Investments:
Common Stocks^	$882,284,705	$4,641,014	**	$886,925,719
Preferred Stocks^	932,495	—		932,495
Exchange Traded Funds	19,794,393	—		19,794,393
Asset-Backed Securities	—	9,478,920		9,478,920
Agency CMO	—	10,918,737		10,918,737
Corporate Bonds^	—	107,059,806		107,059,806
Municipal Bonds	—	3,813,280		3,813,280
Sovereign Governments	—	27,016,495		27,016,495
U.S. Government Securities	—	50,255,966		50,255,966
Rights	53,009	—		53,009
Warrants	1,051,430	—		1,051,430
Purchased Options	3,314,998	—		3,314,998
Swaptions	—	396,034		396,034
Short-Term Investments	—	29,995,300		29,995,300
Total Investments	$907,431,030	$243,575,552		$1,151,006,582
Derivatives :
Futures Contracts*	$4,944,114	$—		$4,944,114
Total Return Swap Contracts	—	370,356		370,356
Currency Swap Contracts	—	19,950		19,950
Credit Default Swap Contracts*	—	7,773,320		7,773,320
Inflation-Linked Swap Contracts	—	122,486		122,486
Interest Rate Swap Contracts*	—	3,627,518		3,627,518
Contracts for Differences	—	38,699		38,699
Forward Currency Contracts	—	2,983,457		2,983,457
Total Derivatives	$4,944,114	$14,935,786		$19,879,900

Liabilities	Level 1	Level 2		Total
Investments:
Common Stocks^	$677,605,884	$—		$677,605,884
Exchange Traded Funds	75,747,637	—		75,747,637
Agency CMO	—	1,087,187		1,087,187
Corporate Bonds^	—	3,343,500		3,343,500
U.S. Government Securities	—	8,275,668		8,275,668
Warrants	22,150	—		22,150
Written Options	27,261	—		27,261
Swaptions	—	336,477		336,477
Total Investments	$753,402,932	$13,042,832		$766,445,764
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NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Continued)
APRIL 30, 2015 (Unaudited)

2.	Summary of Significant Accounting Policies (Continued)

Arden Alternative Strategies Fund (Continued)

Liabilities	Level 1	Level 2		Total
Derivatives :
Futures Contracts*	$8,019,212	$—		$8,019,212
Total Return Swap Contracts	—	1,435,857		1,435,857
Currency Swap Contracts	—	27,167		27,167
Credit Default Swap Contracts*	—	3,610,274		3,610,274
Inflation-Linked Swap Contracts	—	106,893		106,893
Interest Rate Swap Contracts*	—	4,411,658		4,411,658
Contracts for Differences	—	137,741		137,741
Forward Currency Contracts	—	7,839,374		7,839,374
Total Derivatives	$8,019,212	$17,568,964		$25,588,176

Arden Alternative Strategies II

Assets	Level 1	Level 2		Total
Investments:
Common Stocks^	$71,580,245	$1,790,962	**†	$73,371,207
Exchange Traded Funds	347,961	—		347,961
Mutual Funds	450,964	—		450,964
Corporate Bonds^	—	6,926,522		6,926,522
Municipal Bonds	—	2,236,072		2,236,072
U.S. Government Securities	—	277,022		277,022
Rights	6,893	—		6,893
Warrants	40,016	—		40,016
Purchased Options	165,767	—		165,767
Total Investments	$72,591,846	$11,230,578		$83,822,424
Derivatives :
Futures Contracts*	$75,153	$—		$75,153
Total Return Swap Contracts	—	77,789		77,789
Credit Default Swaps Contracts*	—	146,092		146,092
Contracts for Differences	—	5,117		5,117
Forward Currency Contracts	—	115,047		115,047
Total Derivatives	$75,153	$344,045		$419,198

Liabilities	Level 1	Level 2		Total
Investments:
Common Stocks^	$36,948,187	$—		$36,948,187
Exchange Traded Funds	12,255,557	—		12,255,557
Corporate Bonds^	—	647,785		647,785
U.S. Government Securities	—	2,475,161		2,475,161
Warrants	1,662	—		1,662
Written Options	9,496	—		9,496
Total Investments	$49,214,902	$3,122,946		$52,337,848
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APRIL 30, 2015 (Unaudited)

2.	Summary of Significant Accounting Policies (Continued)

Arden Alternative Strategies II (Continued)

Liabilities	Level 1	Level 2	Total
Derivatives:
Futures Contracts*	$436,150	$—	$436,150
Total Return Swap Contracts	—	64,677	64,677
Credit Default Swaps Contracts*	—	75,494	75,494
Contracts for Differences	—	17,513	17,513
Forward Currency Contracts	—	556,421	556,421
Total Derivatives	$436,150	$714,105	$1,150,255

^	See Consolidated Schedule of Investments for industry breakdown.

*	Futures contracts and centrally cleared swaps are reported in the table above using the cumulative appreciation as detailed in the futures contracts and centrally cleared swaps on the Consolidated Schedule of Investments, respectively, but only the variation margin to be received, if any, is reported within the Consolidated Statement of Assets and Liabilities.

**	Level 2 includes investment securities with an aggregate value of $4,641, 013 and $1,790,962, which represented 0.47% and 2.24% of the net assets of AASF and AAS II, respectively, that were fair valued under guidelines adopted by authority of the Funds’ board of directors/trustees as a result of significant market movements following the close of local trading

†	Investment securities with a market value of $840,343, which represented 1.05% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

Foreign Securities and Forward Currency Contracts:

The Funds may invest in securities of foreign issuers and in depositary receipts, such as ADRs that represent indirect interests in securities of foreign issuers. Foreign securities in which the Funds may invest may be listed on foreign securities exchanges or traded in foreign over-the-counter markets. The Funds use forward currency exchange contracts (“forward contracts”) to hedge risks associated with foreign currency fluctuations and to implement their non-U.S. rate and currency positions. Forward contracts are transactions involving a Fund’s obligation to purchase or sell a specific currency at a future date at a specified price. Forward contracts may be used by the Funds for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when a Fund anticipates purchasing or selling a foreign security. This technique would allow the Funds to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of a Fund’s existing holdings of foreign securities. There may be, however, imperfect correlation between a Fund’s foreign securities holdings and the forward contracts entered into with respect to those holdings. Forward contracts may also be used for non-hedging purposes to pursue a Fund’s investment objective, such as when a Sub-Adviser anticipates that particular foreign currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Fund’s investment portfolio. There are no requirements that a Fund hedge all or any portion of its exposure to foreign currency risks.

Securities Sold Short:

The Funds engage in short sales, which are sales of securities which have been borrowed from a broker-dealer on the expectation that the market price will decline. In return for borrowing securities from a broker-dealer, the Funds pay a financing fee to the broker dealer for the duration of the transaction.

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2.	Summary of Significant Accounting Policies (Continued)

Such financing fees are reflected as expenses in each Fund’s Consolidated Statement of Operations. If the price of the securities decreases, the Funds will make a profit by purchasing the securities in the open market at a price lower than the one at which it sold the securities. If the price of the securities increases, the Funds may have to cover its short positions at a price higher than the short sale price, resulting in a loss. Gains are limited to the price at which the Funds sold the security short, while losses are potentially unlimited in size. The Funds pledge securities and/or other assets to the lender as collateral. Each Fund is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender). Cash deposited with a broker for collateral for securities sold short is recorded as an asset on the Consolidated Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Consolidated Schedule of Investments. A Fund is contractually responsible to the lender for any dividends payable and interest accrued on securities while those securities are in a short position. These dividends and interest are recorded as an expense of the Funds.

Warrants and Rights

The Funds may purchase warrants and rights. Warrants are derivative instruments that permit, but do not obligate, the holder to subscribe for other securities or commodities. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates.

Options:

The Funds use options to manage exposure to security prices and interest rates, to efficiently adjust exposure to all or a part of a target market, to adjust credit exposure, to enhance income or as a cash management tool.

•	Written Options: Each Fund may write (sell) put and call options on stock indices listed on the national securities exchanges or traded in the over-the-counter market, in order to gain exposure to or protect against changes in the markets or in an attempt to enhance income or gains. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Consolidated Statement of Assets and Liabilities as a premium and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, a Fund realizes a gain (or a loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, a Fund recognizes a realized gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which a Fund purchases upon exercise of the option. In writing an option, the Funds bear the risk of an unfavorable change in the price of
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the derivative instrument, security, index or currency underlying the written option. Exercise of a written option could result in the Funds selling or buying a derivative instrument, security, index or currency at a price different from current market value.

Written options, where each Fund would be obligated to purchase or sell certain securities at specified prices (i.e. the options are exercised by the counterparties) constitute a financial guarantee. The maximum payout for written put options is limited to the number of put option contracts written and the related strike prices, whereas the maximum payout for written call options provides no limitations and is contingent upon the number of contracts written and the market price of the underlying instrument at the date of a payout. At April 30, 2015, the AASF and AAS II had maximum payout amounts of approximately $6,600,600 and $2,160,100, respectively, relating to written put option contracts, which expire within one month of April 30, 2015. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

The fair values of written put option contracts as of April 30, 2015 for the AASF and AAS II is $27,261 and $9,496, respectively, and are included as a liability on written options and swaptions, at value on the respective Consolidated Statements of Assets and Liabilities.

•	Purchased Options: Each Fund may purchase put and call options on stock indices listed on the national securities exchanges or traded in the over-the-counter market, in order to gain exposure to or protect against changes in the markets or in an attempt to enhance income or gains. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. A Fund pays a premium which is included in its Consolidated Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying derivative instrument, security, index or currency transaction to determine the realized gain or loss.

•	Swap Options (Swaptions): Each Fund may enter into swaptions similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement at any time before the expiration of the option.

Futures Contracts:

The Funds use treasury, index, commodity or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments, to lengthen or shorten the duration of the overall investment portfolio or to adjust sensitivity to changes in interest rates. The Funds also use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, maintain liquidity, and minimize transaction costs. Futures contracts are agreements between a Fund and counterparty to buy or sell a financial instrument at a specified price and at a specified date. Each Fund may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits the Funds might realize in trading could be eliminated by adverse changes in the exchange rate, and the Funds could incur losses as a result of those changes. Transactions on foreign exchanges may include commodities, which are traded on domestic and foreign exchanges. Unlike

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trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

Upon entering into a futures contract, each Fund is required to deliver to a broker an amount of cash and/or securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Funds on a periodic basis, depending on the daily fluctuations in the value of the underlying futures contracts. Such variation margin is recorded for financial statement purposes as an unrealized gain or loss on futures on the Consolidated Statements of Assets and Liabilities until the futures contract is closed or expires, at which time the net gain or loss is reclassified to realized gain or loss on futures on the Consolidated Statements of Operations. During the six months ended April 30, 2015, each Fund had entered into long and short equity index futures contracts, foreign exchange rate futures contracts, interest rate futures contracts and commodity futures contracts.

Swap Agreements:

The Funds engage in various swap transactions, including interest rate, credit default, index, and total return swaps, to manage market, credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within their respective portfolios. The Funds also use swaps as alternatives to direct investments. Swap agreements include credit default, interest rate, equity total return swaps and contracts for differences. The Funds expect to enter into these transactions to preserve a return or spread on a particular investment or to hedge a portion of the portfolio’s duration, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, to gain exposure to certain markets in the most economical way possible or in an attempt to enhance income or gains.

•	Credit Default Swap Contracts – Each Fund enters into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect to issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. Any upfront payments paid are recoded as cost and any upfront premium received are recorded as proceeds and are shown as net upfront premium paid and net upfront premium received, respectively, in the Consolidated Statements of Assets and Liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the Consolidated Statements of Operations. Periodic payments received or paid by a Fund are recorded in its Consolidated Statement of Operations as realized gains or losses, respectively. The credit default contracts are marked to market daily based upon quotations from a third-party pricing service or broker-dealers and the change, if any, is recorded as an unrealized gain or loss in the Consolidated Statements of Operations. Upon the occurrence of a credit event, the difference between the notional amount and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, a Fund could be exposed to market risk due to unfavourable changes in interest rates in the price of the underlying security or index or the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, a Fund may enter into offsetting credit default contracts, which would mitigate its risk of loss. Risks of loss may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities.

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The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding at April 30, 2015 for which a Fund is the seller of protection are disclosed in each Fund’s Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective reference obligations, upfront payments received upon entering into the agreement, or the net amount received from the settlement of buy protection credit default swap agreements entered into, if any, by a Fund for the same reference entity or entities. If a Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

Implied credit spreads are an indication of the seller’s performance risk related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the fair value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher credit spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index. Implied credit spreads utilized in valuing the Funds’ investments as of April 30, 2015 are disclosed in each Fund’s Consolidated Schedule of Investments when the Funds sold credit protection.

•	Total Return Swap Contracts – Each Fund enters into total return swaps to obtain exposure to an investment or market without owning a particular instrument or index or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons/dividends plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. Total return swaps on equity index futures are subject to monthly resets. In the normal course of business, the Funds enter into both long and short total return swap contracts.

•	Contracts for Differences – Each Fund enters in to contracts for differences (“CFD”) as a way to gain exposure to an underlying security without owning the security. CFD contracts are generally entered into based on a specific amount of shares of the reference security. CFDs require a Fund to pay/receive an amount equal to the appreciation or depreciation of the security upon the end of the contract based on the number of shares. If a Fund is long the CFD, it will receive payments based on the appreciation of the underlying security at the end of a contractual period. If the underlying asset depreciates, the Fund will make such payments. In the normal course of business, the Funds enter into both long and short CFD contracts.

•	Interest Rate Swaps Contracts – Each Fund enters into interest rate swaps as part of its investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Periodic payments received or paid by the Funds are recorded as realized gains or losses. Interest rate swaps are marked to market daily based on quotations as provided by a third-party pricing service or broker-dealers and the
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change is recorded as unrealized gain or loss. Each Fund’s maximum risk of loss from counterparty credit risk in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive. Interest rate contracts outstanding, including their respective notional amounts at period end, are listed after each Fund’s Consolidated Schedule of Investments, if applicable.

•	Centrally Cleared Swap Contracts – Certain clearing houses currently offer clearing for limited types of derivatives transactions, such as interest rate swaps and credit default swaps. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. Upon entering into a cleared derivative transaction, each Fund is required to deliver to a clearing house an amount of cash and/or securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Funds on a periodic basis, depending on the daily fluctuations in the value of the underlying derivative. Each Fund will be required to post specified levels of margin with the clearing house or at the instruction of the clearing house; the margin required by a clearing house may be greater than the margin the Fund would be required to post in an uncleared transaction. Only a limited number of transactions are currently eligible for clearing. The valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Consolidated Statements of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gains or losses are recorded, which is reflected in the Consolidated Statements of Operations. Each Fund may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master netting agreement (“ISDA Master Agreement”) implemented between a Fund and each of its respective counterparties. An ISDA Master Agreement may contain certain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Certain ISDA Master Agreements, or similar agreements, may allow a Fund to offset certain derivative financial instruments’ between each other and with collateral. At April 30, 2015, each Fund presented its derivative financial instruments gross in its Consolidated Statement of Assets and Liabilities and has a policy not to offset collateral against the fair market value of derivative financial instruments.

The provisions of ASC Topic 815 “Derivatives and Hedging” (“ASC Topic 815”) require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk related contingent features in derivative agreements. Since investment companies value their derivatives at fair value and recognize changes in fair value through the Consolidated Statements of Operations, they do not qualify for hedge accounting under ASC Topic 815. Accordingly, even though the Funds’ investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of disclosure under ASC Topic 815. ASC Topic 815 requires that: (1) objectives for using derivative instruments be disclosed in terms of underlying risk and accounting designation, (2) the fair values of derivative instruments and their gains and losses be disclosed in a tabular format, and (3) information be disclosed about credit-risk contingent features of derivatives contracts. Details of these disclosures can be found below as well as in each Fund’s Consolidated Schedule of Investments.

Non-centrally cleared swap agreements, contracts for differences, forward foreign currency contracts and swaptions entered into by the Funds are covered by ISDA Master Agreements, which may contain credit-risk related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value thresholds. The aggregate fair value of the derivative

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contracts that are in a net liability position that contain these triggers can be found in each Fund’s Consolidated Schedule of Investments. The aggregate fair value of assets that are already posted as collateral for such instruments at April 30, 2015 are reflected in each Fund’s Consolidated Statement of Assets and Liabilities. If a Fund’s applicable credit-risk related contingent features were triggered as of April 30, 2015, the Fund would be required to post additional collateral or may be required to terminate the contracts and settle any amounts outstanding. For the period ending April 30, 2015, credit-risk related contingency features were not triggered by the Funds.

The fair value of derivative instruments reflected in the Consolidated Statements of Assets and Liabilities at April 30, 2015 are as follows:

Arden Alternative Strategies Fund

	Assets
				Purchased
Consolidated			Unrealized	Options
Statements of	Unrealized	Swap	Appreciation	and
Asset and	Appreciation	Agreements	on Forward	Swaptions
Liabilities	on Futures	at Fair	Currency	at Fair	Rights and
Location	Contracts(a)	Value(b)	Contracts	Value(c)	Warrants(c)
Equity Risk Exposure	$995,470	$227,439	$—	$3,314,998	$1,104,439
Foreign Exchange Rate Risk Exposure	2,876	19,950	2,983,457	—	—
Interest Rate Risk Exposure	168,585	3,750,004	—	396,034	—
Credit Risk Exposure	—	7,769,733	—	—	—
Commodity Exposure	3,777,183	185,203	—	—	—
Total	$4,944,114	$11,952,329	$2,983,457	$3,711,032	$1,104,439

	Liabilities
				Written
Consolidated			Unrealized	Options
Statements of	Unrealized	Swap	Depreciation	and
Asset and	Depreciation	Agreements	on Forward	Swaptions
Liabilities	on Futures	at Fair	Currency	at Fair
Location	Contracts(a)	Value(b)	Contracts	Value	Warrants(c)

Equity Risk Exposure	$3,151,675	$667,842	$—	$27,261	$22,149
Foreign Exchange Rate Risk Exposure	433,478	27,167	7,839,374	—	—
Interest Rate Risk Exposure	1,058,637	4,680,110	—	—	—
Credit Risk Exposure	—	3,492,772	—	336,477	—
Commodity Exposure	3,375,422	861,699	—	—	—
Total	$8,019,212	$9,729,590	$7,839,374	$363,738	$22,149

(a)	This amount represents the cumulative appreciation/depreciation on futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin for futures contracts is reported in the Consolidated Statements of Assets and Liabilities.

(b)	This amount represents the cumulative appreciation/depreciation on swap agreements as reported in the Consolidated Schedule of Investments. Only variation margin is reported for centrally cleared swap contracts in the Consolidated Statements of Assets and Liabilities.

(c)	Amounts are included within the Investments in Securities and/or securities sold short, at Value in the Consolidated Statements of Assets and Liabilities.
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	Net Realized Gain (Loss) on Derivatives Recognized
	as a Result from Operations
Consolidated			Forward
Statements of Operations			Foreign	Purchased	Written
Location –	Futures	Swap	Currency	Options and	Options and	Rights and
Net Realized Gain (Loss)	Contracts	Agreements	Contracts	Swaptions(a)	Swaptions	Warrants(a)
Equity Risk Exposure	$6,509,553	$(784,441)	$—	$(3,936,471)	$477,308	$517,364
Foreign Exchange Rate Risk Exposure	851,509	702,280	8,624,134	—	—	—
Interest Rate Risk Exposure	1,927,914	3,411,090	—	(357,547)	176,573	—
Credit Risk Exposure	—	(391,687)	—	—	—	—
Commodity Exposure	(4,864,438)	1,141,160	—	—	—	—
Total	$4,424,538	$4,078,402	$8,624,134	$(4,294,018)	$653,881	$517,364

(a)	Amounts are included in the net realized gain (loss) on Investments in Securities and/or securities sold short in the Consolidated Statements of Operations.

	Net Change in Unrealized Appreciation (Depreciation) Recognized
	as a Result from Operations
Consolidated
Statements of Operations			Forward
Location –			Foreign	Purchased	Written
Unrealized Appreciation	Futures	Swap	Currency	Options and	Options and	Rights and
(Depreciation)	Contracts	Agreements	Contracts	Swaptions(a)	Swaptions	Warrants(a)
Equity Risk Exposure	$(2,272,472)	$(159,436)	$—	$(2,770,787)	$(34,951)	$(177,027)
Foreign Exchange Rate Risk Exposure	(575,015)	(7,217)	(6,079,374)	—	—	—
Interest Rate Risk Exposure	(1,031,007)	(3,567,573)	—	295,222	(299,727)	—
Credit Risk Exposure	—	1,959,842	—	121,625	(81,247)	—
Commodity Exposure	2,018,012	(676,497)	—	—	—	—
Total	$(1,860,482)	$(2,450,881)	$(6,079,374)	$(2,353,940)	$(415,925)	$(177,027)

(a)	Amounts are included in the net change in unrealized appreciation (depreciation) on Investments in Securities and/or securities sold short in the Consolidated Statements of Operations.
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Arden Alternative Strategies II

	Assets
Consolidated			Unrealized
Statements of	Unrealized	Swap	Appreciation	Purchased
Asset and	Appreciation	Agreements	on Forward	Options
Liabilities	on Futures	at Fair	Currency	at Fair	Rights and
Location	Contracts(a)	Value(b)	Contracts	Value(c)	Warrants(c)
Equity Risk Exposure	$29,734	$82,906	$—	$165,767	$46,909
Foreign Exchange Rate Risk Exposure	148	—	115,047	—	—
Interest Rate Risk Exposure	5,331	—	—	—	—
Credit Risk Exposure	—	146,092	—	—	—
Commodity Exposure	39,940	—	—	—	—
Total	$75,153	$228,998	$115,047	$165,767	$46,909

	Liabilities
Consolidated			Unrealized
Statements of	Unrealized	Swap	Depreciation	Written
Asset and	Depreciation	Agreements	on Forward	Options
Liabilities	on Futures	at Fair	Currency	at Fair
Location	Contracts(a)	Value(b)	Contracts	Value	Warrants(c)

Equity Risk Exposure	$279,327	$82,190	$—	$9,496	$1,662
Foreign Exchange Rate Risk Exposure	41,025	—	556,421	—	—
Interest Rate Risk Exposure	53,428	—	—	—	—
Credit Risk Exposure	—	75,494	—	—	—
Commodity Exposure	62,370	—	—	—	—
Total	$436,150	$157,684	$556,421	$9,496	$1,662

(a)	This amount represents the cumulative appreciation/depreciation on futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin for futures contracts is reported in the Consolidated Statements of Assets and Liabilities.

(b)	This amount represents the cumulative appreciation/depreciation on swap agreements as reported in the Consolidated Schedule of Investments. Only variation margin is reported for centrally cleared swap contracts in the Consolidated Statements of Assets and Liabilities.

(c)	Amounts are included within the Investments in Securities and/or securities sold short, at Value in the Consolidated Statements of Assets and Liabilities.

	Net Realized Gain (Loss) on Derivatives Recognized
	as a Result from Operations
Consolidated			Forward
Statements of Operations			Foreign
Location –	Futures	Swap	Currency	Purchased	Written
Net Realized Gain (Loss)	Contracts	Agreements	Contracts	Options(a)	Options	Rights(a)
Equity Risk Exposure	$6,830	$(152,057)	$—	$(221,271)	$(50,449)	$1,711
Foreign Exchange Rate Risk Exposure	38,240	—	376,508	—	—	—
Interest Risk Exposure	(65,192)	—	—	—	—	—
Credit Risk Exposure	—	41,756	—	—	—	—
Credit Risk Exposure	(133,665)	—	—	—	—	—
Total	$(153,787)	$(110,301)	$376,508	$(221,271)	$(50,449)	$1,711

(a)	Amounts are included in the net realized gain (loss) on Investments in Securities and/or securities sold short in the Consolidated Statements of Operations.
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	Net Change in Unrealized Appreciation (Depreciation) Recognized
Consolidated	as a Result from Operations
Statements of Operations			Forward
Location –			Foreign
Unrealized Appreciation	Futures	Swap	Currency	Purchased	Written
(Depreciation)	Contracts	Agreements	Contracts	Options(a)	Options	Rights (a)
Equity Risk Exposure	$(235,137)	$16,532	$—	$52,399	$(6,825)	$5,955
Foreign Exchange Rate Risk Exposure	(40,877)	—	(496,522)	—	—	—
Interest Risk Exposure	(48,096)	—	—	—	—	—
Credit Risk Exposure	—	105,453	—	—	—	—
Commodity Exposure	(22,432)	—	—	—	—	—
Total	$(346,542)	$121,985	$(496,522)	$52,399	$(6,825)	$5,955

(a)	Amounts are included in the net change in unrealized appreciation (depreciation) on Investments in Securities and/or securities sold short in the Consolidated Statements of Operations.

For the period ended April 30, 2015, the quarterly average absolute values of the derivatives held by each Fund, which represents trading activity for the period then ended, were as follows:

	Arden Alternative Strategies Fund	Arden Alternative Strategies II
Commodity Risk Exposure:
Average value of purchased	$35,694,784	$1,293,243
Average value of sold	27,734,030	1,514,315

Credit Risk Exposure:
Average value of purchased	9,229,014	173,249
Average value of sold	6,722,339	34,166

Equity Risk Exposure:
Average value of purchased	145,327,063	6,431,695
Average value of sold	55,904,490	4,744,774

Forward Exchange Rate Risk Exposure:
Average value of purchased	126,127,842	4,070,828
Average value of sold	212,147,000	7,750,471

Interest Rate Exposure:
Average value of purchased	310,369,663	4,415,608
Average value of sold	26,228,013	1,491,888

Offsetting of Financial and Derivative Assets and Liabilities

In December 2011, the FASB issued Accounting Standard Update (“ASU”) 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Consolidated Statements of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. In January 2013, the FASB issued ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” The update clarifies the scope of ASU 2011-11 disclosures which would apply to those entities that have derivatives accounted for in accordance with ASC Topic 815, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with FASB ASC Topic 210 “Balance Sheet” or ASC Topic

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815, or subject to an enforceable master netting arrangement or similar arrangement. The Funds adopted ASU 2011-11 and ASU 2013-01 in the current reporting period.

Included within the tables are non-centrally cleared swap agreements and forward foreign currency contracts (covered under an ISDA Master Agreements) as applicable, as of April 30, 2015. Centrally cleared swap agreements, futures contracts, rights, warrants and exchange traded options are not subject to a master netting arrangement or similar agreement.

Included within the tables below are securities lending (covered under Master Securities Loan Agreement) as of April 30, 2015.

Assets
		Gross amounts not offset in the Statement of assets & liabilities
Arden Alternative Strategies Fund	Gross amounts presented in the statement of Assets & Liabilities	Financial instruments	Collateral received	Net amount
Counterparty
Bank of America Corp.	$522,140	$(522,140)	$—	$—
Barclays plc	848,031	(848,031)	—	—
BNP Paribas S.A.	57,635	(57,635)	—	—
Citibank N.A.	617,742	323,305	—	294,437
Credit Suisse International	39,015	20,625	—	18,390
Deutsche Bank AG	187,181	(187,181)	—	—
Goldman Sachs & Co.	331,195	(331,195)	—	—
HSBC Bank plc	279,869	197,647	—	82,222
JPMorgan Chase Bank	787,450	(787,450)	—	—
Morgan Stanley	672,602	(672,602)	—	—
Royal Bank of Canada	203,823	170,112	—	33,711
State Street Bank & Trust	64,753	(64,753)	—	—
Toronto-Dominion Bank./The	100,316	8,021	—	92,295
UBS AG	155,461	(155,461)	—	—
Westpac Banking Corp.	217,638	(217,638)	—	—
Total derivatives subject to a master netting arrangement or similar agreement	$5,084,851	$(3,124,376)	$—	$521,055
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2.	Summary of Significant Accounting Policies (Continued)

Liabilities
		Gross amounts not offset in the Statement of assets & liabilities
Arden Alternative Strategies Fund	Gross amounts presented in the statement of Assets & Liabilities	Financial instruments	Collateral posted	Net amount
Counterparty
Bank of America Corp.	$(1,122,190)	$522,140	$600,050	$—
Barclays plc	(2,750,112)	848,031	510,000	(1,392,081)
BNP Paribas S.A.	(188,932)	57,635	—	(131,297)
Citibank N.A.	(323,305)	323,305	—	—
Credit Suisse International	(20,625)	20,625	—	—
Deutsche Bank AG	(291,388)	187,181	—	(104,207)
Goldman Sachs & Co.	(520,851)	331,195	189,656	—
HSBC Bank plc	(197,647)	197,647	—	—
JPMorgan Chase Bank	(2,927,809)	787,450	2,140,359	—
Morgan Stanley	(2,447,891)	672,602	1,775,289	—
Royal Bank of Canada	(170,112)	170,112	—	—
State Street Bank & Trust	(120,327)	64,753	—	(55,574)
Toronto-Dominion Bank./The	(8,021)	8,021	—	—
UBS AG	(186,920)	155,461	—	(31,459)
Westpac Banking Corp.	(1,234,272)	217,638	—	(1,016,634)
Total derivatives subject to a master netting arrangement or similar agreement	$(12,510,402)	$4,563,796	$5,215,354	$(2,731,252)
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2.	Summary of Significant Accounting Policies (Continued)

Assets
		Gross amounts not offset in the Statement of assets & liabilities
Arden Alternative Strategies II	Gross amounts presented in the statement of Assets & Liabilities	Financial instruments	Collateral received	Net amount
Counterparty
Barclays plc	$19,080	$(19,080)	$—	$—
BNP Paribas S.A.	—	—	—	—
Citibank N.A.	12,398	(6,210)	—	6,188
Credit Suisse International	3,459	(3,459)	—	—
Deutsche Bank AG	—	—	—	—
Goldman Sachs & Co.	—	—	—	—
JPMorgan Chase Bank	159,165	(159,165)	—	—
Morgan Stanley	77,789	(64,677)	—	13,112
Royal Bank of Canada	56,355	(1,666)	—	54,689
State Street Bank & Trust	1,622	(1,438)	—	184
Toronto-Dominion Bank./The	302	—	—	302
UBS AG	566	—	—	566
Westpac Banking Corp.	13,309	(13,309)	—	—
Total derivatives subject to a master netting arrangement or similar agreement	$344,045	$(269,004)	$—	$75,041
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2.	Summary of Significant Accounting Policies (Continued)

Liabilities
		Gross amounts not offset in the Statement of assets & liabilities
Arden Alternative Strategies II	Gross amounts presented in the statement of Assets & Liabilities	Financial instruments	Collateral Posted	Net amount
Counterparty
Barclays plc	$(265,968)	$19,080	$—	$(246,888)
BNP Paribas S.A.	(13,116)	—	—	(13,116)
Citibank N.A.	(6,210)	6,210	—	—
Credit Suisse International	(3,654)	3,459	—	(195)
Deutsche Bank AG	(3,143)	—	—	(3,143)
Goldman Sachs & Co.	(8,820)	—	—	(8,820)
JPMorgan Chase Bank	(216,199)	159,165	—	(57,034)
Morgan Stanley	(64,677)	64,677	—	—
Royal Bank of Canada	(1,666)	1,666	—	—
State Street Bank & Trust	(1,438)	1,438	—	—
Toronto-Dominion Bank./The	—	—	—	—
UBS AG	—	—	—	—
Westpac Banking Corp.	(129,214)	13,309	—	(115,905)
Total derivatives subject to a master netting arrangement or similar agreement	$(714,105)	$269,004	$—	$(445,101)

Securities Lending:

Each Fund may lend its portfolio securities to brokers, dealers and financial institutions in an amount not exceeding 33 1/3% of the value of the Funds’ total assets pursuant to Master Securities Loan Agreement. These loans will be secured by collateral designated by the Adviser (consisting of cash and/or liquid securities) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. A Fund may, subject to certain notice requirements, at any time call the loans and obtain the return of the securities loaned. Each Fund will be entitled to the interest and dividends on its loaned securities. These loans are expected to be used to leverage a Fund’s assets i.e., while the Fund continues to receive the income on the loaned securities, it can invest the cash collateral received in any securities or instruments consistent with its investment objective and earn returns thereon. Each Fund will be required to return the collateral with the interest at a predetermined fixed or floating rate and because its interest obligations and transaction costs may turn out to be greater or less than the return on the Fund’s investments of the collateral, the Fund may lose or gain from engaging in the securities lending transaction. The Funds also continue to receive income on loaned securities while earning returns on the cash amounts reinvested for the purchase of investment in securities. Income from securities lending for AASF and AAS II, totalling $412,326 and $17,175, respectively, are included in securities lending income in each Fund’s Consolidated Statement of Operations. The Funds securities lending activities are not subject to any fee splits with a third party. At April 30, 2015, all collateral of such lending was in cash.

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2.	Summary of Significant Accounting Policies (Continued)

The value of loaned securities and related collateral at April 30, 2015 were as follows:

Fund	Market value of securities loaned	Market value of collateral received on securities loaned*
Arden Alternative Strategies Fund	$226,572,556	$233,805,543
Arden Alternative Strategies II	6,422,238	6,510,831

*	Amounts are as of April 30, 2015. Additional collateral was subsequently received from borrowers in accordance with AAS II’s securities lending standards and guidelines.

Securities Traded on To-Be-Announced:

Each Fund may from time to time purchase, or sell short, securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying security transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high grade debt obligations are segregated in its records in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Indemnifications:

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Funds have not had such claims or losses through April 30, 2015 pursuant to these contracts and expect the risk of loss to be remote.

Cash and Cash Equivalents:

Cash and cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired. The amortized cost method of valuation, which approximates fair market value, generally is used to value cash equivalents.

Organizational and Offering Costs:

Any and all organizational offering costs incurred in connection with the organization and offering of the Trust have been paid by the Adviser and subsequently reimbursed by the Funds. Organizational costs are expensed as incurred and offering costs are amortized over 12 months beginning on date of commencement of operations.

Dividends and Capital Gain Distributions:

Dividends from net investment income, if any, are declared and paid annually. The Funds intend to distribute annually any net capital gains. Dividends and distributions will automatically be reinvested in additional shares, unless shareholders have elected to have the distributions paid in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at the prevailing NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares.

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2.	Summary of Significant Accounting Policies (Continued)

Federal Income Tax:

Each Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing substantially all of its net investment income during each calendar year, net realized capital gains and certain other amounts during each calendar year, if any, the Funds intend not to be subject to a federal excise tax.

As of April 30, 2015, management of each Fund has reviewed the open tax period since inception and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Each Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Consolidated Statements of Operations. During the six ended months ended April 30, 2015, the Funds did not incur any interest or penalties.

3.	Investment Transactions and Related Income

Investment transactions are accounted on trade date for financial reporting purposes. Interest income and expense is recognized on an accrual basis. Bond discounts are accreted and premiums are amortized over the expected life of each applicable security using the yield to maturity method. Dividend income and expense is recorded on the ex-dividend date. Realized gains or losses on sales of investments are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and disclosed in the Consolidated Statements of Operations. Foreign taxes payable, if any, are reflected in the Funds’ Consolidated Statements of Assets and Liabilities.

4.	Purchase and Redemption of Shares

AASF currently offers Class I shares and AAS II currently offers Class A, C, R, I and Advisor shares. The Board may establish additional classes of shares of any series, with the differences in classes representing differences as to certain expenses and share distribution arrangements. Shares are fully paid and non-assessable and have no pre-emptive or conversion rights. The Funds’ shares do not charge redemption fees.

AASF’s Class I shares are offered primarily for investors who are clients of investment advisors, consultants, broker-dealers and other financial intermediaries who: (a) charge such clients fees for advisory, investment, consulting or similar services and (b) have entered into an agreement with the Distributor (as defined below) to offer Class I shares. The minimum initial investment for Class I shares of AASF is $1,000. The minimum initial investment for Class I shares purchased by retirement accounts (such as IRAs) is $500. Subsequent investments in Class I shares must be made in amounts of $500 or more. For AAS II, the minimum initial investment for Class A, Class C, Class R shares and Advisor Class shares is $1,000. Subsequent investments for those classes must be made in amounts of $500 or more. Class I shares of AAS II are only offered to certain eligible investors meeting a minimum initial investment

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4.	Purchase and Redemption of Shares (Continued)

of $100,000 (with subsequent investments subject to a $1,000 minimum). Investors meeting these requirements must fall into one or more of the following categories: (1) other mutual funds, endowments, foundations, bank trust departments or trust companies; (2) retirement plans (such as 401(a), 401(K) or 457 plans) meeting a $5 million minimum initial investment amount; (3) registered investment advisers investing on behalf of certain clients in exchange for an advisory, management or consulting fee; (4) certain broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts; and (5) clients of the Adviser. Class I shares of both AASF and AAS II may also be offered for investments by personnel of the Adviser and its affiliates, and members of their immediate families, and as may be determined by the Board.

Shares may be redeemed at any time and in any amount by contacting any broker or investment professional authorized by the Funds or the Distributor (as defined below) to sell shares or by contacting management of the Funds by mail or telephone.

5.	Investment Advisory Agreement

Under the terms of the Trust’s investment advisory agreements (collectively the “Advisory Agreement”), the Adviser is subject to the general supervision of the Board and manages each Fund in accordance with its investment objective and policies. The Adviser is responsible for all decisions with respect to purchases and sales of portfolio investments. As compensation for its advisory services and assumption of Fund expenses, the Adviser is entitled to an investment management fee from each Fund, computed daily and payable monthly, at an annual rate in accordance with the following schedule: (i) 1.85% of total average annual net assets of each Fund up to and including $1 billion; (ii) 1.65% of total average annual net assets of each Fund in excess of $1 billion and up to and including the next $1 billion; and (iii) 1.50% of total average annual net assets of each Fund in excess of $2 billion. During the six months ended April 30, 2015, AASF and AAS II incurred fees of $9,612,937 and $690,629, respectively, of which $1,286,405 and $115,681, respectively, remain payable at period end.

The Adviser has contractually agreed, pursuant to an expense limitation and reimbursement agreements (“Expense Limitation Agreement”), to pay or absorb the ordinary operating expenses (excluding any “Underlying Funds’” (funds traded publicly on foreign exchanges, and, to a lesser extent, affiliated and unaffiliated open-end and closed-end registered investment companies) fees and expenses, fees paid pursuant to a Rule 12b-1 plan, if any, dividend and interest expenses on short sales as well as other investment-related expenses, such as transaction costs, commissions, costs related to any securities lending program, inverse floater program fees and expenses, and interest, taxes and extraordinary expenses of the Funds), to the extent necessary to limit the ordinary operating expenses of each Fund’s share classes to 1.99% per annum of the average daily net assets for AASF and AAS II. Additionally, the Expense Limitation Agreement provides that the Adviser will waive its advisory fee payable under the Advisory Agreement to the extent necessary to reimburse each Fund for any management fees to which it is subject as an investor in Underlying Funds that are not exchange-traded funds. In consideration of the Adviser’s agreement to limit the Funds’ expenses, the Funds will carry forward the amount of expenses paid or absorbed by the Adviser (or its affiliate) in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse the Adviser (or its affiliate) such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the Funds’ ordinary operating expenses to exceed the Expense Limitation in effect at the time the expense was paid or absorbed. The Expense Limitation Agreement for Class I shares of AASF and each share Class of AAS II will remain in effect indefinitely unless terminated or changed the Funds’ Board. During the six months ended April 30, 2015, there were $1,302,949 and $574,044 ($554,867 for Class I and $19,177 for Advisor Class) of reimbursed expenses related to the Expense Limitation Agreement for AASF and AAS II, respectively.

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6.	Other Agreements

Pursuant to the sub-advisory agreements (“Sub-Advisory Agreements”), the Sub-Advisers have been delegated responsibility for the day-to-day management of the assets of the Funds allocated to such Sub-Advisers. Each Sub-Advisory Agreement provides in substance that the Sub-Advisers will make and implement investment decisions for the Funds in their discretion and will implement investment programs for the Funds’ assets. The Sub-Advisory Agreements provide that the services rendered will be paid for by the Adviser from the investment management fees received by the Adviser.

JPMorgan Chase Bank, N.A. serves as the administrator (the “Administrator”) to the Funds. The Administrator provides certain administrative services to the Funds. For these services, each Fund shall pay the Administrator a monthly fee, accrued daily and based on average net assets plus transaction charges pursuant to the agreements.

JPMorgan Chase Bank, N.A. serves as the custodian to the Funds in accordance with custodian agreement. Custodian fees are payable monthly by each Fund based on its aggregate value of the assets consisting of securities and cash held in custody accounts.

U.S. Bancorp Fund Services LLC serves as the transfer agent to the Funds.

Arden Securities LLC (the “Distributor”) serves as the Funds’ distributor pursuant to a distribution agreement. The Board has adopted a distribution plan for Advisor Class Shares of AAS II in accordance with Rule 12b-1 under the 1940 Act. The distribution plan provides that the Advisor Class Shareholders shall pay distribution fees at an annual rate of 0.25% of the average daily net assets of Advisor Class Shares. For the six months ended April 30, 2015, the Distributor retained $3,068 in distribution fees for Advisor Class Shares.

7.	Trustee Fees and Related Parties

At April 30, 2015, certain officers of the Trust were also employees of the Adviser. The Trust’s officers do not receive fees from the Trust for services in any capacity.

The Trust compensates each trustee who is not an officer, director or employee of the Trust, for his or her services as a trustee of the Trust or as a member of the Board. The independent trustees are each paid an annual retainer of $10,000 by AASF and AAS II, and are reimbursed for travel-related expenses by the Trust. The trustees do not receive any pension or retirement benefits from the Funds in the Fund Complex (as defined below). The Fund Complex includes AASF, AAS II and AASV (all of which are series of the Trust), as well as Arden Sage Multi-Strategy Master Fund, L.L.C., Arden Sage Multi-Strategy Fund, L.L.C., Arden Sage Multi-Strategy Institutional Fund, L.L.C., Arden Sage Triton Fund, L.L.C. and Arden Sage Multi-Strategy TEI Institutional Fund, L.L.C

8.	Investment Transactions

For the period ended April 30, 2015, the cost of securities purchased and proceeds from sales of securities, excluding short-term investments and U.S. government and agency securities and derivative investments, were as follows:

	Purchases		Sales
Fund	Long	Short	Long	Short
Arden Alternative Strategies Fund	$3,279,747,570	$2,726,356,875	$3,252,307,742	$2,738,090,206

Arden Alternative Strategies II	186,906,853	156,969,915	173,904,548	159,009,195

9.	Principal Risks

The Funds’ investments are subject to a variety of risks that may cause the Funds’ net asset values to fluctuate over time. Therefore, the value of your investment in a Fund could decline and you could lose money. Also, there is no assurance that the Adviser or the Sub-Advisers will achieve the Funds’ objectives.

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9.	Principal Risks (Continued)

Counterparty Credit Risk is the risk with respect to its use of derivatives and short sale transactions. If a counterparty to a derivatives contract becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Funds may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Funds may obtain only a limited recovery or may obtain no recovery in such circumstances. To partially mitigate this risk, the Adviser or a Sub-Adviser will seek to effect derivative transactions only with counterparties that it believes are creditworthy. The Adviser and Sub-Advisers will consider the creditworthiness of counterparties in the same manner as it would review the credit quality of a security to be purchased by the Funds. However, there is no assurance that a counterparty will remain creditworthy or solvent.

Multi-Manager Risk is the risk that the success of a Fund’s investment strategy depends on, among other things, the Adviser’s ability to select Sub-Advisers to implement the Funds’ investment objective and the Adviser’s success in allocating assets to those Sub-Advisers.

Event Driven Trading involves the risk that the event identified may not occur as anticipated or may not have the anticipated effect, which may result in a negative impact upon the market price of securities held by the Funds.

Equity Market Risk is the risk that the market value of the securities in which the Funds invest may fall or fail to rise.

Market Volatility Risk is the risk that markets are volatile and the values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market values.

Differential Strategy Risk is the risk that based on various business, regulatory and other considerations, the Adviser and Sub-Advisers may choose to pursue an investment strategy for a Fund which differs from the investment strategies pursued by other funds, accounts or other investment vehicles managed by the Adviser or Sub-Advisers (“Related Accounts”), which could adversely affect the Fund as such differences could cause the Funds’ performance to deviate materially from those of the Related Accounts.

Risks of Foreign Investing is the risk that because the Funds may invest in foreign securities, the Funds may be subject to the risks associated with foreign securities, such as country risk (the potentially adverse political, economic and other conditions of the country), currency risk (the constantly changing exchange rate between a local currency and the U.S. dollar) and custody risk (the risk associated with the process of clearing and settling Funds trade in foreign markets). This risk also includes the risk of investing in offshore funds, which are not subject to the investor protections of the 1940 Act and also give rise to the aforementioned risks of foreign investing. Changes in tax and other laws could also adversely affect investments in offshore funds.

Derivative Risk is the risk that gains or losses may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss. Derivatives may be a significant component of a Fund’s investment strategy.

Derivatives Forward Foreign Currency Contracts Risk is the risk that a Fund may be exposed to when it agrees to enter into a type of derivative contract whereby the Funds may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These contracts may fall in value due to foreign currency value fluctuations. The Funds’ investments or hedging strategies may not achieve their objectives. Investments in these instruments also subject the Funds to counterparty risk.

Derivatives Futures Risk is the risk that a Fund may be exposed to if it enters into futures contracts, including currency, bond, index and interest rate futures, for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The volatility of futures contracts prices has been

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9.	Principal Risks (Continued)

historically greater than the volatility of stocks and bonds. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. A Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. These risks are in addition to the general “Derivatives Risks” described above.

Derivatives Options Risk is the risk that a Fund may be exposed to when it purchases or sells call or put options, which are in addition to the risks relating to “Derivatives” described above. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit that might have realized had it bought the underlying security at the time it purchased the call option. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs. If a Fund sells a put option, there is a risk that it may be required to buy the underlying asset at a disadvantageous price. If a Fund sells a call option, there is a risk that it may be required to sell the underlying asset at a disadvantageous price. If a Fund sells a call option on an underlying asset that it owns and the underlying asset has increased in value when the call option is exercised, the Fund will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset’s value above the call price.

Derivatives Swaps/Contracts for Differences Risk involves greater risks than direct investment in the underlying securities because swaps and contracts for differences are subject to the risks relating to “Derivatives” described above. Further, total return swaps and contracts for differences are also subject to the particular risk that they could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses.

Short Sales are expected to comprise a significant component of the Funds’ investment strategies. It is considered a speculative investment practice. A short sale of a security involves the risk of an unlimited increase in the market price of the security which could result in an inability to cover the short position and thus a theoretically unlimited loss. Short sales may also subject the Funds to leverage risk (i.e., the risk that losses could well exceed the Funds’ investments). This can occur, for example, when a Fund fails to earn as much on an investment purchased with borrowed funds as it pays for the use of those funds. There can be no assurance that securities necessary to cover a short position will be available for purchase.

Exchange-Traded Fund involves several risks. An ETF’s share price may not track its specified market index (if any) and may trade below its NAV. Certain ETFs use a “passive” investment strategy and do not take defensive positions in volatile or declining markets. Other ETFs in which the Funds may invest are actively managed, which indirectly subjects the Funds to active management risk. An active secondary market in ETF shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance that an ETF’s shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF. is the risk that ETFs in which the Funds invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, certain ETFs may be dependent upon licenses to use various indexes as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are

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9.	Principal Risks (Continued)

terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount.

Debt Securities held by the Funds are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Funds may invest in “high yield”, lower rated (or unrated) securities (commonly referred to as “junk bonds”). These instruments are considered speculative and have a much greater risk of default, thereby subjecting the Funds to greater degrees of credit risk (risk of loss) and interest rate risk than higher-rated securities.

Convertible Securities held by the Funds are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the stock into which they convert, and are thus subject to market risk.

Leverage is speculative and can involve significant risk of loss. Some, or all, of the Funds’ Sub-Advisers may borrow money from banks for investment purposes and, thus, the Funds may make margin purchases of securities, to the extent permitted by the 1940 Act. The Funds are also subject to leverage risk in connection with the Sub-Advisers’ speculative investment practices, such as using short sales, securities lending, derivatives or other instruments where the risk of loss exceeds the amount invested.

Securities Lending can involve risk of loss. A loan may be terminated at any time by the borrower or by a Fund upon notice. Upon termination, the borrower is obligated to return the loaned securities within three business days (one day in the case of government securities). Any gain or loss in the market price of the loaned securities during the course of the loan continues to inure to the Funds’ benefit or downside risk. As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral, should the borrower of the securities fail financially. In addition, securities lending involves a form of leverage, and a Fund may incur a loss if securities purchased with the collateral from securities loans decline in value or if the income earned does not cover the Funds’ transaction costs. However, loans of securities will be made only to companies the Adviser or the Funds’ Administrator deems to be creditworthy (such creditworthiness will be determined based on procedures approved by the Board) and when the income that can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities.

Company Risk is the risk that a company in which the Funds are invested may perform poorly, and therefore, the value of its stocks and other securities may decline.

Emerging and Developing Markets Risk is the risk associated with the Funds’ investments in securities of companies located or traded in developing or emerging markets, which are at an early stage of development and are significantly volatile. Therefore, the above risks of foreign investing are often more pronounced in these markets.

10.	New Accounting Pronouncements

In June 2014, the FASB issued ASU No. 2014-11, Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). The amendments in ASU 2011-14 impact the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. ASU 2011-14 is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of applying this standard and believes it would be limited to additional financial statements disclosures.

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ARDEN INVESTMENT SERIES TRUST

Expense Examples (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense example is based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended April 30, 2015.

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense example is based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended April 30, 2015.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per period before expenses, which are not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the periods. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation or redemption fees, or brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

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ARDEN INVESTMENT SERIES TRUST

Expense Examples (Unaudited) (Continued)

	Beginning Account Value 11/1/2014	Ending Account Value 4/30/2015	Expenses Paid During the Period*	Annualized Expense Ratio During Period**
Arden Alternative Strategies Fund
Class I
Actual	$1,000.00	$1,023.50	$20.37	4.06	%**
Hypothetical	$1,000.00	$1,004.66	$20.18	4.06%
Arden Alternative Strategies II
Class I
Actual	$1,000.00	$1,010.90	$19.69	3.95	%**
Hypothetical	$1,000.00	$1,005.21	$19.64	3.95%
Class Advisor
Actual	$1,000.00	$1,008.90	$20.92	4.20	%**
Hypothetical	$1,000.00	$1,003.97	$20.87	4.20%

*	Expenses are equal to the average account value over the period multiplied by each Fund’s annualized expense ratio, multiplied by 181 days in the most recent fiscal half-year divided by 365 days in the fiscal year (to reflect one-half year period).

**	The annualized expense ratio, excluding dividend and interest expense associated with securities sold short, is 1.99%, 1.99% and 2.24%, respectively.
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ARDEN INVESTMENT SERIES TRUST
Additional Information
(Unaudited)

Proxy Voting Information

The Trust’s Proxy Voting Policies and Procedures used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 will be made available without charge, (i) upon request, by calling (866)733-7145; and (ii) on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings Information

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal period on Form N-Q. The Funds’ Forms N-Q will be available on the SEC’s website at http://www.sec.gov. You may also review and obtain copies of the Funds” Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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ARDEN INVESTMENT SERIES TRUST
BOARD APPROVAL OF SUB-ADVISORY AGREEMENT

(Unaudited)

Approval of Sub-Advisory Agreements with Algert Global LLC, Otter Creek Advisors, LLC and PanAgora Asset Management, Inc.

At the meeting of the Board of Trustees (the “Board”) of Arden Investment Series Trust (the “Trust”) held on March 13, 2015 (the “Meeting”), the Board, including all of the Board members who are not interested persons of the Trust (the “Independent Trustees”), within the meaning of the Investment Company Act of 1940, as amended, unanimously approved on behalf of Arden Alternative Strategies Fund, Arden Alternative Strategies II and Arden Alternative Strategies VIT (collectively, the “Funds”), each a series of the Trust: (i) the proposed Sub-Advisory Agreement between Algert Global LLC (“Algert”) and Arden Asset Management LLC (“Arden” or the “Adviser”) for the Funds; (ii) the proposed Sub-Advisory Agreement between Otter Creek Advisors, LLC (“Otter Creek”) and Arden for the Funds; and (iii) the proposed Sub-Advisory Agreement between PanAgora Asset Management, Inc. and Arden for the Funds (“PanAgora” together with Algert and Otter Creek, the “Sub-Advisers”). The Board had discussions with Arden and each Sub-Adviser. The Trustees considered various written materials and oral presentations in connection with the Sub-Advisers’ proposed services, including the nature, extent and quality of services proposed to be provided, proposed sub-advisory fees, investment performance and the compliance program of each Sub-Adviser. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved each of the Sub-Advisory Agreements.

The Nature, Quality and Extent of Services to be Provided by the Sub-Advisers

The Independent Trustees recalled and reviewed the presentations of the Sub-Advisers provided to the Board regarding their proposed services to the Funds. In connection with the sub-advisory services proposed to be provided to the Funds, the Independent Trustees discussed the resources proposed to be dedicated to the Funds by each of the Sub-Advisers, including each Sub-Adviser’s investment professional expertise and depth. The Independent Trustees considered the Sub-Advisers’ ability to perform their obligations to the Funds and adhere to the Funds’ investment restrictions. The Trustees observed the scope of services required to be performed under each proposed Sub-Advisory Agreement. The Board also considered the Sub-Advisers’ representations regarding the adequacy of their financial condition and their financial wherewithal to provide quality services to the Funds. The Trustees also considered the compliance diligence conducted on each Sub-Adviser and the Trust Chief Compliance Officer’s representations in this regard. The Independent Trustees found it was reasonable to expect that the Funds will receive the services required from the Sub-Advisers under each Sub-Advisory Agreement and expressed satisfaction with the nature, extent and quality of services proposed to be provided.

Investment Performance

The Board noted that a review of investment performance is a key factor in evaluating the nature, extent and quality of services provided under investment advisory arrangements. The Board reviewed each Sub-Adviser’s investment performance. At the Meeting, the Board noted that Algert and Otter Creek had delivered satisfactory performance results for other funds and/or accounts, as applicable, managed using similar strategies to those proposed to be provided to the Funds. At the Meeting, the Board also noted that PanAgora had indicated that it does not manage any other accounts or products with a substantially similar investment strategy to that proposed for the Funds. Accordingly, the Board took into account the satisfactory performance of a fund managed by the same investment team that employs investment strategies with elements similar to those proposed to be utilized for the Funds.

Based on the foregoing, and based on other information received (both oral and written) and other considerations, the Board concluded that the Sub-Advisers were each in a position to provide a high-quality level of services to the Funds.

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BOARD APPROVAL OF SUB-ADVISORY AGREEMENT (Continued)
(Unaudited)

Cost of the Services Provided and Profits Realized by the Sub-Advisers from their Relationships with the Funds

The Independent Trustees reviewed the proposed cost of services to be provided by the Sub-Advisers and the proposed fees to be paid under each Sub-Advisory Agreement, which would not be paid by the Funds. It was noted that the fees to be paid under the Sub-Advisory Agreements would not be paid by the Funds, but rather by the Adviser. Because each Sub-Advisory Agreement was negotiated at arms-length by the Adviser, which is responsible for payments to the Sub-Advisers thereunder, the Independent Trustees did not consider the profitability to the Sub-Advisers from their relationship with the Funds. The Trustees considered that the proposed sub-advisory fees were within the range of those paid to the sub-advisers currently providing services to the Funds. The Trustees also reviewed the other accounts managed by the Sub-Advisers, as applicable. After reviewing these and related factors, the Independent Trustees concluded, within the context of their overall conclusions, that the proposed fees under each Sub-Advisory Agreement were fair and reasonable in light of the services proposed to be provided to the Funds.

The Extent to Which Economies of Scale Would be Realized as the Funds Grow and Whether Fee Levels Would Reflect Such Economies of Scale

The Independent Trustees noted that economies of scale may be realized when a Fund’s assets were to increase significantly. It was observed that the sub-advisory fees are paid by the Adviser and not the Funds and, as a result, economies of scale are not expected to flow directly from the retention of the Sub-Advisers.

Based on all of the foregoing, including all of the information received and presented, the Board, including all of the Independent Trustees, concluded that the proposed sub-advisory fees were fair and reasonable in light of the services proposed to be provided by the Sub-Advisers. In reaching this conclusion, no single factor reviewed by the Independent Trustees was determinative. At the Meeting, the Board, including all of the Independent Trustees, approved the Sub-Advisory Agreements.

148

ARDEN ASSET MANAGEMENT LLC

375 PARK AVENUE
32ND FLOOR

NEW YORK, NEW YORK 10152

TELEPHONE (212) 751-5252
FACSIMILE (212) 446-2050

Dated as of December 2014

This Privacy Notice applies to Arden Asset Management LLC (the “Adviser”) and has been adopted by the funds that are advised by the Adviser (the “Funds”). This Privacy Notice describes the Adviser’s policies with respect to nonpublic personal information of investors, prospective investors, former investors and separate account clients (collectively, “Clients”). These policies apply to individuals only and are subject to change.

The Adviser collects and maintains nonpublic personal information about its Clients as follows:

•	Information we receive in subscription agreements, investor questionnaires and other forms which investors complete and submit to us, such as names, addresses, phone numbers, social security numbers, and, in some cases, employment, asset, income and other household information;

•	Information we receive and maintain relating to an investor’s capital account, such as profit and loss allocations and capital withdrawals and additions;

•	Information about investments in and other transactions with the Funds and their affiliates; and

•	Information we receive about a Client from the Client’s purchaser representative, financial advisor, investment consultant or other financial institution with whom the Adviser or a Fund has a relationship and/or whom the Client may have authorized to provide such information to the Adviser or a Fund.

The Adviser does not disclose any nonpublic personal information about its Clients to any third parties except as may be required by law. The Adviser may, however, disclose information about a Client to a person acting in a fiduciary or representative capacity on behalf of such Client (such as an IRA custodian or Trustee of a grantor trust), as well as to various third-party agents of the Funds as part of the necessary and routine operations of a Fund, including the Fund’s legal counsel, auditors, administrator and bank.

On all occasions when it is necessary for us to share this information with these third-party agents, we require that such information only be used for the limited purpose for which it is shared and advise these third-party agents not to further share this information with others except to fulfill that limited purpose.

The Adviser takes its responsibility to protect the privacy and confidentiality of investor information very seriously. We maintain appropriate physical, electronic and procedural safeguards to guard investors’ nonpublic personal information. We provide Clients with a Privacy Notice as part of their subscription materials and annually after that. If the Adviser changes its privacy policies to permit it or its affiliates to share additional information the Adviser has about Clients or to permit disclosures to additional types of parties, Clients will be notified in advance, and, if required by law, Clients will be given the opportunity to opt out of such additional disclosure and to direct us not to share information with such parties.

If you have any questions or concerns about this Privacy Notice, please contact us at the above address and telephone numbers.

Arden Investment Series Trust

Arden Asset Management LLC

375 Park Avenue, 32nd Floor

New York, New York 10152

Item 2. Code Of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable.

Item 10. Submission Of Matters To A Vote Of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls And Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Arden Investment Series Trust

By:
Henry P. Davis
Chief Executive Officer
July 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:
Henry P. Davis
Chief Executive Officer
July 6, 2015

By:
Andrew Katz
Chief Financial Officer
July 6, 2015